UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2012

Date of reporting period:	6/30/2012

Item 1 – Reports to Stockholders

THE PRUDENTIAL SERIES FUND

SEMIANNUAL REPORT • JUNE 30, 2012

Make Life Easier with e-Delivery

You can stop receiving printed semiannual reports and start reviewing them online by using e-Delivery.

To receive your semiannual reports online, go to www.prudential.com/edelivery, or scan the code below.

This report is one of several that provides financial information about certain investment choices available under variable life insurance contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of the semiannual report. Please refer to your variable life insurance contract prospectus to determine which prospectus supplements are applicable to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable life insurance contracts should call (800)778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced above, variable life insurance contract owners.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling (800)778-2255.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy that you have chosen. Please refer to your variable life insurance prospectus to determine which portfolios are available to you.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2012

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Conservative Balanced Portfolio	A1
	Diversified Bond Portfolio	A28
	Equity Portfolio	A53
	Flexible Managed Portfolio	A57
	Global Portfolio	A83
	Government Income Portfolio	A91
	High Yield Bond Portfolio	A98
	Jennison Portfolio	A116
	Money Market Portfolio	A120
	Natural Resources Portfolio	A126
	Small Capitalization Stock Portfolio	A131
	Stock Index Portfolio	A142
	Value Portfolio	A151

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2012

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Robert F. O’Donnell

President,

The Prudential Series Fund	July 31, 2012

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2012

Conservative Balanced
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.2%
Exxon Mobil Corp.	1.6%
Government National Mortgage Association, 4.000%, TBA 30 YR	1.0%
Federal National Mortgage Association, 3.500%, TBA 30 YR	0.9%
Microsoft Corp.	0.9%

Diversified Bond
Allocation	(% of Net Assets	)
Corporate Bonds	43.6%
Commercial Mortgage-Backed Securities	15.4%
Mortgage-Backed Securities	6.4%
Non-Residential Mortgage-Backed Securities	5.7%
Residential Mortgage-Backed Securities	4.5%

Equity
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	4.2%
UnitedHealth Group, Inc.	2.6%
National Oilwell Varco, Inc.	2.1%
MasterCard, Inc. (Class A Stock)	2.0%
Comcast Corp. (Class A Stock)	1.9%

Flexible Managed
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.2%
Exxon Mobil Corp.	2.1%
Chevron Corp.	1.4%
Microsoft Corp.	1.3%
General Electric Co.	1.2%

Global
Top Five Countries	(% of Net Assets	)
United States	49.0%
United Kingdom	11.4%
Japan	7.6%
Germany	4.5%
France	3.5%

Government Income
Allocation	(% of Net Assets	)
Mortgage-Backed Securities	42.3%
U.S. Treasury Securities	35.8%
Commercial Mortgage-Backed Securities	15.1%
U.S. Government Agency Obligations	1.8%
Corporate Bonds	1.5%

High Yield Bond
Allocation	(% of Net Assets	)
Corporate Bonds	89.7%
Bank Loans	2.4%
Asset-Backed Securities	0.5%
Collateralized Mortgage Obligations	0.1%
Common Stocks	0.1%

Jennison
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	7.1%
Amazon.com, Inc.	3.2%
Mastercard, Inc. (Class A Stock)	3.1%
Precision Castparts Corp.	2.3%
EMC Corp.	2.2%

Natural Resources
Five Largest Holdings	(% of Net Assets	)
National Oilwell Varco, Inc.	2.9%
Noble Energy, Inc.	2.7%
Concho Resources, Inc.	2.6%
Schlumberger Ltd.	2.5%
Cameron International Corp.	2.4%

Small Capitalization Stock
Five Largest Holdings	(% of Net Assets	)
Kilroy Realty Corp.	0.7%
Questcor Pharmaceuticals, Inc.	0.7%
Extra Space Storage, Inc.	0.6%
Salix Pharmaceuticals Ltd.	0.6%
Tanger Factory Outlet Centers	0.6%

Stock Index
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	4.3%
Exxon Mobil Corp.	3.2%
Microsoft Corp.	1.8%
International Business Machines Corp.	1.8%
General Electric Co.	1.8%

Value
Five Largest Holdings	(% of Net Assets	)
Liberty Global, Inc., Ser. C	3.8%
Comcast Corp. (Class A Stock)	3.7%
Wells Fargo & Co.	3.0%
Flextronics International Ltd.	2.6%
Mylan, Inc.	2.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2012

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Conservative Balanced (Class I)	Actual	$1,000.00	$1,066.60	0.59%	$3.03
	Hypothetical	$1,000.00	$1,021.93	0.59%	$2.97
Diversified Bond (Class I)	Actual	$1,000.00	$1,049.50	0.44%	$2.24
	Hypothetical	$1,000.00	$1,022.68	0.44%	$2.21
Equity (Class I)	Actual	$1,000.00	$1,058.40	0.48%	$2.46
	Hypothetical	$1,000.00	$1,022.48	0.48%	$2.41
Equity (Class II)	Actual	$1,000.00	$1,056.30	0.88%	$4.50
	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42
Flexible Managed (Class I)	Actual	$1,000.00	$1,076.90	0.63%	$3.25
	Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17
Global (Class I)	Actual	$1,000.00	$1,067.10	0.85%	$4.37
	Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27
Government Income (Class I)	Actual	$1,000.00	$1,020.70	0.48%	$2.41
	Hypothetical	$1,000.00	$1,022.48	0.48%	$2.41
High Yield Bond (Class I)	Actual	$1,000.00	$1,065.80	0.57%	$2.93
	Hypothetical	$1,000.00	$1,022.03	0.57%	$2.87
Jennison (Class I)	Actual	$1,000.00	$1,112.70	0.63%	$3.31
	Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17
Jennison (Class II)	Actual	$1,000.00	$1,110.50	1.03%	$5.40
	Hypothetical	$1,000.00	$1,019.74	1.03%	$5.17
Money Market (Class I)	Actual	$1,000.00	$1,000.10	0.19%	$0.94
	Hypothetical	$1,000.00	$1,023.92	0.19%	$0.96

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2012

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Natural Resources (Class I)	Actual	$1,000.00	$893.70	0.51%	$2.40
	Hypothetical	$1,000.00	$1,022.33	0.51%	$2.56
Natural Resources (Class II)	Actual	$1,000.00	$891.80	0.91%	$4.28
	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57
Small Capitalization Stock (Class I)	Actual	$1,000.00	$1,077.70	0.47%	$2.43
	Hypothetical	$1,000.00	$1,022.53	0.47%	$2.36
Stock Index (Class I)	Actual	$1,000.00	$1,093.50	0.32%	$1.67
	Hypothetical	$1,000.00	$1,023.27	0.32%	$1.61
Value (Class I)	Actual	$1,000.00	$1,037.70	0.43%	$2.18
	Hypothetical	$1,000.00	$1,022.73	0.43%	$2.16
Value (Class II)	Actual	$1,000.00	$1,035.40	0.83%	$4.20
	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2012, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 89.3%
COMMON STOCKS — 50.7%	Shares	Value (Note 2)

Aerospace & Defense — 1.3%
Boeing Co. (The)	69,900	$5,193,570
Elbit Systems Ltd. (Israel)	128	4,408
European Aeronautic Defense and Space Co. NV (Netherlands)	2,029	72,011
General Dynamics Corp.	32,300	2,130,508
Goodrich Corp.	11,700	1,484,730
Honeywell International, Inc.	70,612	3,942,974
L-3 Communications Holdings, Inc.	9,000	666,090
Lockheed Martin Corp.(a)	24,000	2,089,920
Meggitt PLC (United Kingdom)	4,099	24,803
Northrop Grumman Corp.	22,962	1,464,746
Precision Castparts Corp.	12,900	2,121,921
Raytheon Co.	30,800	1,742,972
Rockwell Collins, Inc.	14,000	690,900
Safran SA (France)	542	20,128
Textron, Inc.	23,100	574,497
United Technologies Corp.	83,800	6,329,414

		28,553,592

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(a)	14,600	854,538
Deutsche Post AG (Germany)	8,206	145,193
Expeditors International of Washington, Inc.	21,700	840,875
FedEx Corp.	28,600	2,620,046
United Parcel Service, Inc. (Class B Stock)	87,300	6,875,748

		11,336,400

Airlines
All Nippon Airways Co. Ltd. (Japan)(a)	33,000	93,491
Southwest Airlines Co.	67,800	625,116

		718,607

Auto Components — 0.1%
BorgWarner, Inc.*(a)	10,200	669,018
CIE Generale des Etablissements Michelin (France) (Class B Stock)	1,642	107,430
Continental AG (Germany)	572	47,683
Goodyear Tire & Rubber Co. (The)*	28,000	330,680
Johnson Controls, Inc.	62,000	1,718,020
NHK Spring Co. Ltd. (Japan)	3,900	42,115
NOK Corp. (Japan)	2,700	57,648
Pirelli & C. SpA (Italy)	1,164	12,277
Toyoda Gosei Co. Ltd. (Japan)	3,400	78,380

		3,063,251

Automobiles — 0.2%
Bayerische Motoren Werke AG (Germany)	1,108	80,184
Daihatsu Motor Co. Ltd. (Japan)	1,000	17,507
Daimler AG (Germany)	1,205	54,152
Fiat SpA (Italy)	16,394	82,656
Ford Motor Co.(a)	345,885	3,317,037
Fuji Heavy Industries Ltd. (Japan)	20,000	162,041
Harley-Davidson, Inc.	19,800	905,454
Honda Motor Co. Ltd. (Japan)	500	17,448
Isuzu Motors Ltd. (Japan)	9,000	48,207
Nissan Motor Co. Ltd. (Japan)	14,700	139,587

COMMON STOCKS (continued)	Shares	Value (Note 2)

Automobiles (continued)
Suzuki Motor Corp. (Japan)	5,000	$102,664
Toyota Motor Corp. (Japan)	2,600	104,942
Volkswagen AG (Germany)	68	10,276

		5,042,155

Beverages — 1.4%
Anheuser-Busch InBev NV (Belgium)	3,767	296,996
Beam, Inc.	14,000	874,860
Brown-Forman Corp. (Class B Stock)	9,100	881,335
Coca-Cola Co. (The)	206,000	16,107,140
Coca-Cola Enterprises, Inc.	28,400	796,336
Constellation Brands, Inc. (Class A Stock)*	17,200	465,432
Diageo PLC (United Kingdom)	5,095	131,323
Dr Pepper Snapple Group, Inc.(a)	19,900	870,625
Heineken Holding NV (Netherlands)	1,836	82,236
Heineken NV (Netherlands)	1,338	69,773
Molson Coors Brewing Co. (Class B Stock)	13,300	553,413
Monster Beverage Corp.*	7,000	498,400
PepsiCo, Inc.	142,907	10,097,809
SABMiller PLC (United Kingdom)	399	16,008

		31,741,686

Biotechnology — 0.7%
Alexion Pharmaceuticals, Inc.*	16,800	1,668,240
Amgen, Inc.	71,987	5,257,931
Biogen Idec, Inc.*	21,690	3,131,602
Celgene Corp.*	39,900	2,559,984
Gilead Sciences, Inc.*	68,900	3,533,192

		16,150,949

Building Products
ASSA Abloy AB (Sweden) (Class B Stock)	3,390	94,669
Geberit AG (Switzerland)	182	35,905
Masco Corp.	33,500	464,645

		595,219

Capital Markets — 0.9%
Aberdeen Asset Management PLC (United Kingdom)	16,386	66,740
Ameriprise Financial, Inc.	21,620	1,129,861
Bank of New York Mellon Corp. (The)	111,658	2,450,893
BlackRock, Inc. (Class A Stock)	11,400	1,935,948
Charles Schwab Corp. (The)	95,250	1,231,582
Deutsche Bank AG (Germany)	2,180	78,683
E*Trade Financial Corp.*	25,520	205,181
Federated Investors, Inc. (Class B Stock)(a)	10,800	235,980
Franklin Resources, Inc.	13,600	1,509,464
GAM Holding AG (Switzerland)	430	4,801
Goldman Sachs Group, Inc. (The)	47,000	4,505,420
Invesco Ltd.	39,400	890,440
Legg Mason, Inc.	10,200	268,974
Morgan Stanley	144,080	2,102,127
Northern Trust Corp.	21,900	1,007,838
Ratos AB (Sweden) (Class B Stock)	4,029	38,257
State Street Corp.	44,300	1,977,552

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets (continued)
T. Rowe Price Group, Inc.(a)	23,100	$1,454,376
UBS AG (Switzerland)	2,610	30,543

		21,124,660

Chemicals — 1.2%
Air Products & Chemicals, Inc.	19,000	1,533,870
Airgas, Inc.	6,700	562,867
Arkema SA (France)	718	47,078
Asahi Kasei Corp. (Japan)	14,000	75,889
BASF SE (Germany)	3,137	218,130
CF Industries Holdings, Inc.	6,300	1,220,562
Daicel Corp. (Japan)	2,000	12,303
Dow Chemical Co. (The)	107,931	3,399,826
E.I. du Pont de Nemours & Co.	84,820	4,289,347
Eastman Chemical Co.	11,300	569,181
Ecolab, Inc.	26,500	1,816,045
FMC Corp.	13,800	738,024
Incitec Pivot Ltd. (Australia)	4,731	13,977
International Flavors & Fragrances, Inc.	8,200	449,360
Israel Chemicals Ltd. (Israel)	2,245	24,839
Koninklijke DSM NV (Netherlands)	754	37,172
Lanxess AG (Germany)	2,124	134,417
Mitsubishi Gas Chemical Co., Inc. (Japan)	5,000	28,425
Monsanto Co.	48,694	4,030,889
Mosaic Co. (The)	28,200	1,544,232
Nitto Denko Corp. (Japan)	600	25,707
PPG Industries, Inc.	13,600	1,443,232
Praxair, Inc.	27,200	2,957,456
Sherwin-Williams Co. (The)	7,600	1,005,860
Sigma-Aldrich Corp.(a)	10,700	791,051
Syngenta AG (Switzerland)	200	68,465
Wacker Chemie AG (Germany)(a)	263	18,118
Yara International ASA (Norway)	3,570	156,230

		27,212,552

Commercial Banks — 1.6%
Aozora Bank Ltd. (Japan)	22,000	52,390
Australia & New Zealand Banking Group Ltd. (Australia)	5,148	117,272
Banco Santander SA (Spain)	14,639	96,841
Barclays PLC (United Kingdom)	62,926	160,791
BB&T Corp.	62,800	1,937,380
BNP Paribas SA (France)	2,350	90,604
BOC Hong Kong Holdings Ltd. (Hong Kong)	43,500	133,913
Comerica, Inc.	19,400	595,774
Commonwealth Bank of Australia (Australia)	2,854	156,298
DBS Group Holdings Ltd. (Singapore)	7,000	77,320
Fifth Third Bancorp	81,621	1,093,721
First Horizon National Corp.	28,587	247,278
HSBC Holdings PLC (United Kingdom)	39,470	347,802
Huntington Bancshares, Inc.	78,236	500,710
KeyCorp	89,100	689,634
M&T Bank Corp.	11,400	941,298

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	56,300	$269,727
Mizuho Financial Group, Inc. (Japan)	48,500	81,928
National Australia Bank Ltd. (Australia)	7,724	188,138
PNC Financial Services Group, Inc.	48,033	2,935,297
Raiffeisen Bank International AG (Austria)	889	29,106
Regions Financial Corp.	129,603	874,820
Resona Holdings, Inc. (Japan)	20,300	83,627
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	13,003	84,448
Standard Chartered PLC (United Kingdom)	3,892	84,546
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,600	251,066
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	29,000	86,670
SunTrust Banks, Inc.	48,500	1,175,155
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,864	94,156
Swedbank AB (Sweden) (Class A Stock)	9,574	150,829
U.S. Bancorp	176,885	5,688,622
Wells Fargo & Co.	489,964	16,384,396
Westpac Banking Corp. (Australia)	12,497	272,887
Zions Bancorporation(a)	15,550	301,981

		36,276,425

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	10,200	278,868
Cintas Corp.	8,900	343,629
Iron Mountain, Inc.	15,600	514,176
Pitney Bowes, Inc.(a)	20,700	309,879
Republic Services, Inc. (Class A Stock)	28,565	755,830
RR Donnelley & Sons Co.(a)	19,200	225,984
Societe BIC SA (France)	335	34,605
Stericycle, Inc.*(a)	8,200	751,694
Waste Management, Inc.	40,342	1,347,423

		4,562,088

Communications Equipment — 0.9%
Cisco Systems, Inc.	490,200	8,416,734
F5 Networks, Inc.*	7,800	776,568
Harris Corp.	9,400	393,390
JDS Uniphase Corp.*	21,475	236,225
Juniper Networks, Inc.*	48,100	784,511
Motorola Solutions, Inc.	25,389	1,221,465
QUALCOMM, Inc.	156,000	8,686,080

		20,514,973

Computers & Peripherals — 2.8%
Apple, Inc.*	85,500	49,932,000
Dell, Inc.*(a)	146,000	1,827,920
EMC Corp.*	189,250	4,850,478
Hewlett-Packard Co.	179,848	3,616,743
Lexmark International, Inc. (Class A Stock)	4,433	117,829
NetApp, Inc.*	34,000	1,081,880

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Computers & Peripherals (continued)
SanDisk Corp.*(a)	22,100	$806,208
Seagate Technology PLC	8,000	197,840
Western Digital Corp.*	22,400	682,752

		63,113,650

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	1,381	29,582
Balfour Beatty PLC (United Kingdom)	18,292	85,530
Eiffage SA (France)	3,970	128,297
Ferrovial SA (Spain)	2,553	28,792
Fluor Corp.	15,700	774,638
Jacobs Engineering Group, Inc.*	12,700	480,822
Quanta Services, Inc.*(a)	16,700	401,969
Taisei Corp. (Japan)	3,000	8,041
Vinci SA (France)	1,346	62,906

		2,000,577

Construction Materials
Imerys SA (France)	1,037	52,867
Vulcan Materials Co.	10,300	409,013

		461,880

Consumer Finance — 0.5%
American Express Co.	92,400	5,378,604
Capital One Financial Corp.	51,561	2,818,324
Discover Financial Services	48,240	1,668,139
SLM Corp.	52,600	826,346

		10,691,413

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	322	2,350
Ball Corp.	13,200	541,860
Bemis Co., Inc.	11,300	354,142
Owens-Illinois, Inc.*	13,500	258,795
Rexam PLC (United Kingdom)	2,210	14,586
Sealed Air Corp.	17,100	264,024

		1,435,757

Distributors
Genuine Parts Co.	14,200	855,550

Diversified Consumer Services
Apollo Group, Inc. (Class A Stock)*(a)	8,800	318,472
DeVry, Inc.	6,300	195,111
H&R Block, Inc.(a)	27,100	433,058

		946,641

Diversified Financial Services — 1.4%
Bank of America Corp.	996,821	8,153,996
Citigroup, Inc.	271,585	7,444,145
CME Group, Inc. (Class A Stock)	5,840	1,565,762
IntercontinentalExchange, Inc.*(a)	6,500	883,870
JPMorgan Chase & Co.	352,445	12,592,860
Leucadia National Corp.	19,700	419,019
Moody’s Corp.	17,000	621,350
NASDAQ OMX Group, Inc. (The)	11,600	262,972
NYSE Euronext	24,400	624,152
ORIX Corp. (Japan)	690	64,305
Pohjola Bank PLC (Finland) (Class A Stock)	1,983	23,141

		32,655,572

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	537,668	$19,173,241
BT Group PLC (United Kingdom)	57,995	192,168
CenturyLink, Inc.(a)	56,036	2,212,862
France Telecom SA (France)	2,139	28,124
Frontier Communications Corp.(a)	101,590	389,090
Nippon Telegraph & Telephone Corp. (Japan)	4,700	219,163
Swisscom AG (Switzerland)	121	48,749
Telecom Corp. of New Zealand Ltd. (New Zealand)	82,198	156,513
Telecom Italia SpA (Italy)	9,469	9,357
Telecom Italia SpA (Italy) (Risparmio Shares)	14,437	11,699
Telefonica SA (Spain)	6,352	83,614
Verizon Communications, Inc.	259,176	11,517,781
Windstream Corp.(a)	57,357	554,069

		34,596,430

Electric Utilities — 1.1%
American Electric Power Co., Inc.	43,960	1,754,004
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	4,000	24,215
Duke Energy Corp.(a)	121,624	2,804,650
Edison International	30,300	1,399,860
Enel SpA (Italy)	51,729	167,026
Energias de Portugal SA (Portugal)	51,270	121,285
Entergy Corp.	16,600	1,126,974
Exelon Corp.	77,513	2,916,039
FirstEnergy Corp.	37,406	1,840,001
Iberdrola SA (Spain)	21,041	99,340
NextEra Energy, Inc.	37,900	2,607,899
Northeast Utilities	27,300	1,059,513
Pepco Holdings, Inc.(a)	20,000	391,400
Pinnacle West Capital Corp.	10,500	543,270
PPL Corp.	50,500	1,404,405
Progress Energy, Inc.	27,583	1,659,669
Red Electrica Corp. SA (Spain)	2,788	121,684
Southern Co.	78,900	3,653,070
SP AusNet (Australia)	16,311	17,094
SSE PLC (United Kingdom)	3,994	87,131
Xcel Energy, Inc.	44,310	1,258,847

		25,057,376

Electrical Equipment — 0.3%
Cooper Industries PLC (Ireland)	15,300	1,043,154
Emerson Electric Co.	66,800	3,111,544
Rockwell Automation, Inc.	13,600	898,416
Roper Industries, Inc.	8,700	857,646
Schneider Electric SA (France)	2,288	127,176

		6,037,936

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	13,600	746,912
Corning, Inc.	138,500	1,790,805
FLIR Systems, Inc.	15,600	304,200
Hexagon AB (Sweden) (Class B Stock)	3,568	61,244
Hitachi Ltd. (Japan)	7,000	43,161
Jabil Circuit, Inc.	13,900	282,587
Kyocera Corp. (Japan)	300	25,962

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electronic Equipment, Instruments & Components (continued)
Molex, Inc.	13,000	$311,220
TE Connectivity Ltd.	39,900	1,273,209

		4,839,300

Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	38,798	1,594,598
Cameron International Corp.*	22,500	960,975
Diamond Offshore Drilling, Inc.(a)	6,000	354,780
FMC Technologies, Inc.*	21,800	855,214
Halliburton Co.	84,000	2,384,760
Helmerich & Payne, Inc.	10,700	465,236
Nabors Industries Ltd.*	27,700	398,880
National Oilwell Varco, Inc.	38,600	2,487,384
Noble Corp.(a)	22,100	718,913
Petrofac Ltd. (United Kingdom)	2,686	58,628
Rowan Cos. PLC (Class A Stock)*	13,200	426,756
Schlumberger Ltd.	121,418	7,881,242
Seadrill Ltd. (Norway)	2,405	85,776
Technip SA (France)	120	12,506
Transocean Ltd. (Switzerland)	816	36,592

		18,722,240

Food & Staples Retailing — 1.2%
Aeon Co. Ltd. (Japan)	8,500	105,936
Costco Wholesale Corp.	39,600	3,762,000
CVS Caremark Corp.	118,548	5,539,748
J Sainsbury PLC (United Kingdom)	7,221	34,127
Koninklijke Ahold NV (Netherlands)	11,823	146,455
Kroger Co. (The)	52,346	1,213,904
Safeway, Inc.(a)	25,700	466,455
Seven & I Holdings Co. Ltd. (Japan)	3,100	93,451
Sysco Corp.	53,200	1,585,892
Tesco PLC (United Kingdom)	13,265	64,465
Walgreen Co.	79,500	2,351,610
Wal-Mart Stores, Inc.	159,000	11,085,480
Whole Foods Market, Inc.	14,800	1,410,736
WM Morrison Supermarkets PLC (United Kingdom)	30,201	126,022
Woolworths Ltd. (Australia)	2,531	69,674

		28,055,955

Food Products — 0.9%
Archer-Daniels-Midland Co.	60,226	1,777,871
Associated British Foods PLC (United Kingdom)	4,274	85,998
Campbell Soup Co.	15,000	500,700
ConAgra Foods, Inc.	38,600	1,000,898
Danone (France)	472	29,333
Dean Foods Co.*	20,800	354,224
General Mills, Inc.	58,500	2,254,590
Golden Agri-Resources Ltd. (Singapore)	229,000	122,303
H.J. Heinz Co.	28,200	1,533,516
Hershey Co. (The)	13,900	1,001,217
Hormel Foods Corp.(a)	10,400	316,368
J.M. Smucker Co. (The)	10,600	800,512
Kellogg Co.	23,100	1,139,523
Kraft Foods, Inc. (Class A Stock)	160,953	6,216,005
McCormick & Co., Inc.	12,800	776,320
Mead Johnson Nutrition Co.	19,167	1,543,135

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food Products (continued)
Nestle SA (Switzerland)	6,719	$400,976
Suedzucker AG (Germany)	1,619	57,435
Tate & Lyle PLC (United Kingdom)	1,276	12,959
Tyson Foods, Inc. (Class A Stock)	26,300	495,229
Unilever NV CVA (Netherlands)	2,164	72,290
Unilever PLC (United Kingdom)	1,419	47,641

		20,539,043

Gas Utilities — 0.1%
AGL Resources, Inc.	9,339	361,886
Enagas (Spain)	3,866	70,540
Gas Natural SDG SA (Spain)	4,830	62,016
Hong Kong & China Gas Co. Ltd. (Hong Kong)	19,800	42,061
ONEOK, Inc.(a)	18,600	786,966

		1,323,469

Healthcare Equipment & Supplies — 0.9%
Baxter International, Inc.	51,000	2,710,650
Becton Dickinson and Co.	19,000	1,420,250
Boston Scientific Corp.*	135,267	766,964
C.R. Bard, Inc.	7,700	827,288
CareFusion Corp.*	20,175	518,094
Coloplast A/S (Denmark) (Class B Stock)	833	149,780
Covidien PLC	44,000	2,354,000
DENTSPLY International, Inc.	14,400	544,464
Edwards Lifesciences Corp.*	10,300	1,063,990
Intuitive Surgical, Inc.*	3,500	1,938,265
Medtronic, Inc.	94,700	3,667,731
St. Jude Medical, Inc.	30,500	1,217,255
Stryker Corp.	28,800	1,586,880
Varian Medical Systems, Inc.*(a)	10,100	613,777
Zimmer Holdings, Inc.	17,200	1,106,992

		20,486,380

Healthcare Providers & Services — 1.0%
Aetna, Inc.	31,700	1,229,009
AmerisourceBergen Corp. (Class A Stock)	24,500	964,075
Cardinal Health, Inc.	32,550	1,367,100
CIGNA Corp.	26,400	1,161,600
Coventry Health Care, Inc.	13,050	414,860
DaVita, Inc.*(a)	7,900	775,859
Express Scripts Holding Co.*	72,749	4,061,577
Fresenius Se & Co. KGaA (Germany)	182	18,844
Humana, Inc.	14,900	1,153,856
Laboratory Corp. of America Holdings*(a)	8,200	759,402
McKesson Corp.(a)	22,130	2,074,687
Patterson Cos., Inc.	9,000	310,230
Quest Diagnostics, Inc.	14,200	850,580
Ramsay Health Care Ltd. (Australia)	1,987	46,168
Tenet Healthcare Corp.*	44,600	233,704
UnitedHealth Group, Inc.	97,100	5,680,350
WellPoint, Inc.	30,500	1,945,595

		23,047,496

Healthcare Technology — 0.1%
Cerner Corp.*(a)	13,300	1,099,378

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.(a)	40,200	$1,377,654
Chipotle Mexican Grill, Inc.*(a)	2,850	1,082,858
Darden Restaurants, Inc.(a)	10,750	544,272
Galaxy Entertainment Group Ltd. (Hong Kong)*	5,000	12,579
International Game Technology(a)	28,200	444,150
Marriott International, Inc. (Class A Stock)(a)	25,628	1,004,618
McDonald’s Corp.	92,700	8,206,731
Sands China Ltd. (Hong Kong)	49,200	158,278
SJM Holdings Ltd. (Hong Kong)	5,000	9,369
Starbucks Corp.	68,600	3,657,752
Starwood Hotels & Resorts Worldwide, Inc.	17,600	933,504
TABCORP Holdings Ltd. (Australia)	20,217	60,966
Wyndham Worldwide Corp.	14,620	771,059
Wynn Macau Ltd. (Macau)	3,200	7,551
Wynn Resorts Ltd.	7,100	736,412
Yum! Brands, Inc.	41,900	2,699,198

		21,706,951

Household Durables — 0.1%
D.R. Horton, Inc.	28,700	527,506
Harman International Industries, Inc.(a)	6,400	253,440
Leggett & Platt, Inc.	11,700	247,221
Lennar Corp. (Class A Stock)(a)	12,900	398,739
Newell Rubbermaid, Inc.	27,314	495,476
Pulte Group, Inc.*(a)	33,522	358,685
Sony Corp. (Japan)	1,700	24,309
Whirlpool Corp.(a)	7,326	448,058

		2,753,434

Household Products — 1.1%
Clorox Co. (The)(a)	11,800	855,028
Colgate-Palmolive Co.(a)	43,600	4,538,760
Henkel AG & Co. KGaA (Germany)	443	24,583
Kimberly-Clark Corp.(a)	35,800	2,998,966
Procter & Gamble Co. (The)	250,725	15,356,906
Reckitt Benckiser Group PLC (United Kingdom)	1,735	91,707

		23,865,950

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)*	61,100	783,913
NRG Energy, Inc.*(a)	23,200	402,752

		1,186,665

Industrial Conglomerates — 1.4%
3M Co.	63,200	5,662,720
Danaher Corp.	52,000	2,708,160
General Electric Co.	967,100	20,154,364
Keppel Corp. Ltd. (Singapore)	4,000	32,770
Siemens AG (Germany)	1,278	107,387
Smiths Group PLC (United Kingdom)	2,108	33,478
Tyco International Ltd.	42,000	2,219,700

		30,918,579

Insurance — 1.8%
ACE Ltd.	30,700	2,275,791
Admiral Group PLC (United Kingdom)	2,394	44,658

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance (continued)
Aflac, Inc.	44,700	$1,903,773
Allstate Corp. (The)	48,400	1,698,356
American International Group, Inc.*	58,939	1,891,352
AON PLC (United Kingdom)	31,000	1,450,180
Assurant, Inc.(a)	8,400	292,656
Aviva PLC (United Kingdom)	20,290	86,881
AXA SA (France)(a)	6,996	93,528
Berkshire Hathaway, Inc. (Class B Stock)*	160,000	13,332,800
Chubb Corp.	24,700	1,798,654
Cincinnati Financial Corp.	15,537	591,494
Genworth Financial, Inc. (Class A Stock)*	47,000	266,020
Hannover Rueckversicherung AG (Germany)	864	51,467
Hartford Financial Services Group, Inc. (The)	42,700	752,801
Legal & General Group PLC (United Kingdom)	16,449	32,886
Lincoln National Corp.	28,918	632,437
Loews Corp.	29,275	1,197,640
Mapfre SA (Spain)	4,505	9,165
Marsh & McLennan Cos., Inc.	51,500	1,659,845
MetLife, Inc.	96,500	2,977,025
Muenchener Rueckversicherungs AG (Germany)	806	113,730
Old Mutual PLC (United Kingdom)	11,641	27,685
Principal Financial Group, Inc.	29,200	765,916
Progressive Corp. (The)	59,100	1,231,053
Prudential PLC (United Kingdom)	4,820	55,888
Sampo OYJ (Finland) (Class A Stock)	712	18,473
Standard Life PLC (United Kingdom)	21,571	78,981
Swiss Re AG (Switzerland)	3,731	235,209
Torchmark Corp.	9,750	492,862
Travelers Cos., Inc. (The)	35,735	2,281,322
Unum Group	30,610	585,569
XL Group PLC (Class A Stock)	28,700	603,848
Zurich Financial Services AG (Switzerland)	577	130,474

		39,660,419

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	33,100	7,558,385
Expedia, Inc.(a)	8,150	391,770
Netflix, Inc.*(a)	4,600	314,962
priceline.com, Inc.*	4,500	2,990,340
Tripadvisor, Inc.*(a)	8,250	368,693

		11,624,150

Internet Software & Services — 0.9%
Akamai Technologies, Inc.*	16,100	511,175
eBay, Inc.*	104,200	4,377,442
Google, Inc. (Class A Stock)*	23,100	13,399,617
VeriSign, Inc.*(a)	13,900	605,623
Yahoo!, Inc.*	110,500	1,749,215

		20,643,072

IT Services — 1.9%
Accenture PLC (Ireland) (Class A Stock)	58,900	3,539,301

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services (continued)
Automatic Data Processing, Inc.	44,500	$2,476,870
Cap Gemini SA (France)	1,877	69,085
Cognizant Technology Solutions Corp. (Class A Stock)*	26,900	1,614,000
Computer Sciences Corp.	12,500	310,250
Fidelity National Information Services, Inc.	21,300	725,904
Fiserv, Inc.*	13,200	953,304
International Business Machines Corp.	105,500	20,633,690
Itochu Techno-Solutions Corp. (Japan)	100	4,826
Mastercard, Inc. (Class A Stock)	9,700	4,172,067
Otsuka Corp. (Japan)	2,000	170,266
Paychex, Inc.(a)	29,800	936,018
SAIC, Inc.*	29,000	351,480
Teradata Corp.*	15,200	1,094,552
Total System Services, Inc.	15,596	373,212
Visa, Inc. (Class A Stock)	45,800	5,662,254
Western Union Co. (The)	57,110	961,732

		44,048,811

Leisure Equipment & Products — 0.1%
Hasbro, Inc.(a)	9,900	335,313
Mattel, Inc.(a)	32,451	1,052,710
Nikon Corp. (Japan)	2,700	82,190
Sankyo Co., Ltd. (Japan)	200	9,760
Shimano, Inc. (Japan)	900	59,007
Yamaha Corp. (Japan)	1,900	19,552

		1,558,532

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	32,514	1,275,849
Life Technologies Corp.*	15,501	697,390
PerkinElmer, Inc.	8,100	208,980
Thermo Fisher Scientific, Inc.	33,300	1,728,603
Waters Corp.*(a)	8,800	699,336

		4,610,158

Machinery — 1.0%
Atlas Copco AB (Sweden) (Class A Stock)	1,447	31,141
Caterpillar, Inc.	58,900	5,001,199
Cummins, Inc.	18,500	1,792,835
Deere & Co.	36,600	2,959,842
Dover Corp.	17,500	938,175
Eaton Corp.(a)	29,300	1,161,159
FANUC Corp. (Japan)	1,100	180,819
Fiat Industrial SpA (Italy)	12,538	123,412
Flowserve Corp.	4,600	527,850
Hino Motors Ltd. (Japan)	11,000	79,617
Hitachi Construction Machinery Co. Ltd. (Japan)	2,000	37,772
Illinois Tool Works, Inc.	44,000	2,327,160
IMI PLC (United Kingdom)	1,440	18,812
Ingersoll-Rand PLC	27,100	1,143,078
Joy Global, Inc.	10,300	584,319
Kone OYJ (Finland) (Class B Stock)	933	56,347
Metso OYJ (Finland)	3,814	131,504
PACCAR, Inc.	31,043	1,216,575
Pall Corp.(a)	9,600	526,176
Parker Hannifin Corp.(a)	14,465	1,112,069

COMMON STOCKS (continued)	Shares	Value (Note 2)

Machinery (continued)
Sandvik AB (Sweden)	4,025	$51,620
Snap-on, Inc.(a)	4,800	298,800
Stanley Black & Decker, Inc.	15,397	990,951
Sumitomo Heavy Industries Ltd. (Japan)	2,000	9,006
Volvo AB (Sweden) (Class B Stock)	7,823	89,444
Xylem, Inc.	15,200	382,584

		21,772,266

Marine
AP Moller Maersk A/S (Denmark) (Class B Stock)	1	6,558

Media — 1.7%
Cablevision Systems Corp. (Class A Stock)(a)	23,500	312,315
CBS Corp. (Class B Stock)	58,934	1,931,857
Comcast Corp. (Class A Stock)	245,390	7,845,118
DIRECTV (Class A Stock)*	61,600	3,007,312
Discovery Communications, Inc. (Class A Stock)*	22,900	1,236,600
Gannett Co., Inc.(a)	24,900	366,777
Hakuhodo DY Holdings, Inc. (Japan)	1,300	86,269
Interpublic Group of Cos., Inc. (The)	37,731	409,381
ITV PLC (United Kingdom)	59,791	71,946
McGraw-Hill Cos., Inc. (The)	24,000	1,080,000
News Corp. (Class A Stock)	194,900	4,344,321
Omnicom Group, Inc.(a)	26,000	1,263,600
Publicis Groupe SA (France)	570	26,068
Scripps Networks Interactive, Inc. (Class A Stock)	9,200	523,112
Time Warner Cable, Inc.	28,614	2,349,209
Time Warner, Inc.(a)	88,266	3,398,241
Viacom, Inc. (Class B Stock)	49,134	2,310,281
Walt Disney Co. (The)	163,100	7,910,350
Washington Post Co. (The) (Class B Stock)(a)	600	224,292
WPP PLC (United Kingdom)	3,740	45,403

		38,742,452

Metals & Mining — 0.4%
Alcoa, Inc.(a)	104,140	911,225
Allegheny Technologies, Inc.	9,900	315,711
Anglo American PLC (United Kingdom)	1,259	41,377
Antofagasta PLC (United Kingdom)	300	5,132
BHP Billiton Ltd. (Australia)	8,570	279,145
BHP Billiton PLC (Australia)	8,584	243,978
Boliden AB (Sweden)	3,526	49,201
Cliffs Natural Resources, Inc.(a)	12,700	625,983
Fortescue Metals Group Ltd. (Australia)	16,787	85,775
Freeport-McMoRan Copper & Gold, Inc.	86,288	2,939,832
Iluka Resources Ltd. (Australia)	484	5,712
Newmont Mining Corp.	44,700	2,168,397
Nucor Corp.	29,200	1,106,680
OZ Minerals Ltd. (Australia)	2,449	19,981
Randgold Resources Ltd. (United Kingdom)	347	31,154

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining (continued)
Rio Tinto Ltd. (Australia)	1,593	$93,520
Rio Tinto PLC (United Kingdom)	4,078	193,801
Sumitomo Metal Mining Co. Ltd. (Japan)	7,000	78,884
Titanium Metals Corp.	8,000	90,480
United States Steel Corp.(a)	14,700	302,820
Vedanta Resources PLC (India)	2,988	42,829
Voestalpine AG (Austria)	1,426	37,874
Xstrata PLC (United Kingdom)	3,583	45,050

		9,714,541

Multiline Retail — 0.4%
Big Lots, Inc.*	7,200	293,688
Dollar Tree, Inc.*(a)	21,200	1,140,560
Family Dollar Stores, Inc.	10,600	704,688
J.C. Penney Co., Inc.(a)	14,400	335,664
Kohl’s Corp.(a)	24,300	1,105,407
Macy’s, Inc.	36,974	1,270,057
Nordstrom, Inc.	14,700	730,443
Sears Holdings Corp.*(a)	4,442	265,187
Target Corp.	61,100	3,555,409

		9,401,103

Multi-Utilities — 0.7%
Ameren Corp.	21,900	734,526
CenterPoint Energy, Inc.	38,100	787,527
CMS Energy Corp.	23,000	540,500
Consolidated Edison, Inc.	25,700	1,598,283
Dominion Resources, Inc.	51,932	2,804,328
DTE Energy Co.	15,000	889,950
GDF Suez (France)	3,154	75,216
Integrys Energy Group, Inc.(a)	8,120	461,784
National Grid PLC (United Kingdom)	10,725	113,664
NiSource, Inc.	28,000	693,000
PG&E Corp.	38,900	1,761,003
Public Service Enterprise Group, Inc.	46,100	1,498,250
RWE AG (Germany)	493	20,161
SCANA Corp.	11,300	540,592
Sempra Energy	22,219	1,530,445
TECO Energy, Inc.	20,500	370,230
Wisconsin Energy Corp.(a)	22,100	874,497

		15,293,956

Office Electronics — 0.1%
Canon, Inc. (Japan)	2,600	103,767
Xerox Corp.	127,463	1,003,134

		1,106,901

Oil, Gas & Consumable Fuels — 4.6%
Alpha Natural Resources, Inc.*	21,808	189,948
Anadarko Petroleum Corp.	45,354	3,002,435
Apache Corp.	35,014	3,077,380
BG Group PLC (United Kingdom)	403	8,250
BP PLC (United Kingdom)	61,798	412,698
Cabot Oil & Gas Corp.	21,000	827,400
Chesapeake Energy Corp.(a)	61,800	1,149,480
Chevron Corp.	181,922	19,192,771
ConocoPhillips(a)	116,477	6,508,735
Consol Energy, Inc.(a)	19,500	589,680
Denbury Resources, Inc.*	38,600	583,246

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	36,800	$2,134,032
ENI SpA (Italy)	9,524	202,339
EOG Resources, Inc.	24,500	2,207,695
EQT Corp.	12,800	686,464
Exxon Mobil Corp.	429,099	36,718,001
Hess Corp.	27,500	1,194,875
Idemitsu Kosan Co. Ltd. (Japan)	300	26,910
Kinder Morgan, Inc.	43,298	1,395,062
Marathon Oil Corp.	62,682	1,602,779
Marathon Petroleum Corp.(a)	31,641	1,421,314
Murphy Oil Corp.	17,300	870,017
Newfield Exploration Co.*	13,900	407,409
Noble Energy, Inc.	16,600	1,408,012
Occidental Petroleum Corp.	73,800	6,329,826
Peabody Energy Corp.	23,300	571,316
Phillips 66*	58,238	1,935,831
Pioneer Natural Resources Co.(a)	11,500	1,014,415
QEP Resources, Inc.	15,500	464,535
Range Resources Corp.	15,000	928,050
Repsol YPF SA (Spain)	1,470	23,630
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	9,278	324,022
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	10,290	346,700
Southwestern Energy Co.*	31,600	1,008,988
Spectra Energy Corp.	58,062	1,687,282
Statoil ASA (Norway)	4,724	112,660
Sunoco, Inc.	9,000	427,500
Tesoro Corp.*	15,000	374,400
Total SA (France)	6,568	295,619
Valero Energy Corp.	51,800	1,250,970
Williams Cos., Inc. (The)	59,600	1,717,672
WPX Energy, Inc.*	20,033	324,134

		104,954,482

Paper & Forest Products — 0.1%
International Paper Co.	41,873	1,210,548
MeadWestvaco Corp.	16,514	474,778

		1,685,326

Personal Products — 0.1%
Avon Products, Inc.	39,200	635,432
Estee Lauder Cos., Inc. (The) (Class A Stock)	21,400	1,158,168

		1,793,600

Pharmaceuticals — 3.2%
Abbott Laboratories	143,100	9,225,657
Allergan, Inc.	27,700	2,564,189
AstraZeneca PLC (United Kingdom)	6,715	300,077
Bayer AG (Germany)	3,121	224,898
Bristol-Myers Squibb Co.	153,670	5,524,436
Eli Lilly & Co.	94,900	4,072,159
Forest Laboratories, Inc.*	25,600	895,744
GlaxoSmithKline PLC (United Kingdom)	11,476	260,666
Hospira, Inc.*(a)	14,860	519,803
Johnson & Johnson(a)	252,248	17,041,875
Merck & Co., Inc.	277,033	11,566,128
Mylan, Inc.*	40,800	871,896

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals (continued)
Novartis AG (Switzerland)	5,566	$311,202
Novo Nordisk A/S (Denmark) (Class B Stock)	1,224	177,525
Orion OYJ (Finland) (Class B Stock)	3,754	71,103
Otsuka Holdings Co. Ltd. (Japan)	200	6,139
Perrigo Co.	8,800	1,037,784
Pfizer, Inc.	691,170	15,896,910
Roche Holding AG (Switzerland)	2,154	372,067
Sanofi (France)	4,020	304,318
Shire PLC (United Kingdom)	517	14,874
Takeda Pharmaceutical Co. Ltd. (Japan)	1,900	86,263
Teva Pharmaceutical Industries Ltd. (Israel)	1,317	51,913
Watson Pharmaceuticals, Inc.*	11,200	828,688

		72,226,314

Professional Services — 0.1%
Adecco SA (Switzerland)	1,399	62,213
Campbell Brothers Ltd. (Australia)	1,300	72,881
Dun & Bradstreet Corp. (The)	4,800	341,616
Equifax, Inc.	10,100	470,660
Robert Half International, Inc.(a)	14,200	405,694

		1,353,064

Real Estate Investment Trusts — 1.1%
American Tower Corp.	35,800	2,502,778
Apartment Investment & Management Co. (Class A Stock)(a)	13,033	352,282
AvalonBay Communities, Inc.(a)	9,075	1,283,931
Boston Properties, Inc.(a)	13,500	1,462,995
Centro Retail Australia (Australia)	11,969	24,293
CFS Retail Property Trust (Australia)	24,531	48,961
Equity Residential(a)	27,000	1,683,720
Fonciere Des Regions (France)	862	61,977
Goodman Group (Australia)	4,960	18,781
GPT Group (Australia)	18,124	61,305
HCP, Inc.	36,000	1,589,400
Health Care REIT, Inc.(a)	19,400	1,131,020
Host Hotels & Resorts, Inc.(a)	66,682	1,054,909
Kimco Realty Corp.(a)	39,000	742,170
Link REIT (The) (Hong Kong)	35,000	143,460
Plum Creek Timber Co., Inc.	15,700	623,290
ProLogis, Inc.(a)	41,077	1,364,989
Public Storage	12,700	1,834,007
Simon Property Group, Inc.	27,843	4,334,041
Ventas, Inc.	25,518	1,610,696
Vornado Realty Trust	16,825	1,412,964
Westfield Retail Trust (Australia)	25,767	75,580
Weyerhaeuser Co.	48,598	1,086,651

		24,504,200

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*(a)	29,600	484,256
Cheung Kong Holdings Ltd. (Hong Kong)	4,000	49,385
Daiwa House Industry Co. Ltd. (Japan)	6,000	85,110
IMMOFINANZ AG (Austria)	4,999	15,906
Keppel Land Ltd. (Singapore)	28,000	72,054

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Management & Development (continued)
Lend Lease Group (Australia)	20,889	$155,353
Sino Land Co. Ltd. (Hong Kong)	26,000	39,480
Sun Hung Kai Properties Ltd. (Hong Kong)	5,000	59,445
Tokyu Land Corp. (Japan)	19,000	94,312

		1,055,301

Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	15	118,138
ComfortDelGro Corp. Ltd. (Singapore)	32,000	39,186
CSX Corp.	98,500	2,202,460
East Japan Railway Co. (Japan)	700	43,954
Norfolk Southern Corp.	30,000	2,153,100
Ryder System, Inc.	4,900	176,449
Union Pacific Corp.	43,700	5,213,847
West Japan Railway Co. (Japan)	1,000	41,138

		9,988,272

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.*(a)	55,700	319,161
Altera Corp.	29,700	1,005,048
Analog Devices, Inc.	28,500	1,073,595
Applied Materials, Inc.	114,700	1,314,462
ASML Holding NV (Netherlands)	4,043	207,633
Broadcom Corp. (Class A Stock)	44,650	1,509,170
First Solar, Inc.*(a)	3,000	45,180
Intel Corp.	458,700	12,224,355
KLA-Tencor Corp.	14,700	723,975
Lam Research Corp.*(a)	15,650	590,631
Linear Technology Corp.	20,500	642,265
LSI Corp.*	57,100	363,727
Microchip Technology, Inc.(a)	19,400	641,752
Micron Technology, Inc.*	87,900	554,649
NVIDIA Corp.*	61,450	849,239
Teradyne, Inc.*(a)	19,800	278,388
Texas Instruments, Inc.	104,200	2,989,498
Xilinx, Inc.	23,400	785,538

		26,118,266

Software — 1.9%
Adobe Systems, Inc.*	43,200	1,398,384
Autodesk, Inc.*	19,700	689,303
BMC Software, Inc.*	16,300	695,684
CA, Inc.(a)	32,364	876,741
Citrix Systems, Inc.*	17,400	1,460,556
Dassault Systemes SA (France)	813	76,277
Electronic Arts, Inc.*	33,600	414,960
Intuit, Inc.	26,800	1,590,580
Microsoft Corp.	683,700	20,914,383
Nexon Co. Ltd. (Japan)*	4,700	92,009
Oracle Corp.	356,800	10,596,960
Red Hat, Inc.*	16,600	937,568
Salesforce.com, Inc.*	12,000	1,659,120
SAP AG (Germany)	2,801	165,863
Symantec Corp.*	69,878	1,020,918

		42,589,306

Specialty Retail — 1.0%
Abercrombie & Fitch Co. (Class A Stock)	8,300	283,362

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Specialty Retail (continued)
AutoNation, Inc.*(a)	3,874	$136,675
AutoZone, Inc.*	2,600	954,642
Bed Bath & Beyond, Inc.*	21,300	1,316,340
Best Buy Co., Inc.(a)	27,525	576,924
CarMax, Inc.*(a)	20,100	521,394
GameStop Corp. (Class A Stock)(a)	13,600	249,696
Gap, Inc. (The)	30,000	820,800
Home Depot, Inc. (The)	140,350	7,437,147
Limited Brands, Inc.	22,906	974,192
Lowe’s Cos., Inc.	109,400	3,111,336
O’Reilly Automotive, Inc.*	11,100	929,847
Ross Stores, Inc.	20,800	1,299,376
Shimamura Co. Ltd. (Japan)	700	80,889
Staples, Inc.	65,449	854,109
Tiffany & Co.	11,100	587,745
TJX Cos., Inc.	68,700	2,949,291
Urban Outfitters, Inc.*	11,100	306,249
USS Co. Ltd. (Japan)	590	63,662

		23,453,676

Textiles, Apparel & Luxury Goods — 0.3%
Christian Dior SA (France)	168	23,104
Cie Financiere Richemont SA (Switzerland)	2,074	113,883
Coach, Inc.	26,100	1,526,328
Fossil, Inc.*	4,200	321,468
LVMH Moet Hennessy Louis Vuitton SA (France)	599	91,162
NIKE, Inc. (Class B Stock)	33,400	2,931,852
Ralph Lauren Corp.	5,800	812,348
V.F. Corp.	8,000	1,067,600

		6,887,745

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	49,900	317,863
People’s United Financial, Inc.	36,300	421,443

		739,306

Tobacco — 1.0%
Altria Group, Inc.	186,200	6,433,210
British American Tobacco PLC (United Kingdom)	4,967	252,522
Imperial Tobacco Group PLC (United Kingdom)	4,986	192,101
Japan Tobacco, Inc. (Japan)	3,200	94,802
Lorillard, Inc.	11,947	1,576,407
Philip Morris International, Inc.	155,800	13,595,108
Reynolds American, Inc.	31,600	1,417,892

		23,562,042

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	27,600	1,112,556
ITOCHU Corp. (Japan)	12,500	131,383

COMMON STOCKS (continued)	Shares	Value (Note 2)

Trading Companies & Distributors (continued)
Marubeni Corp. (Japan)	15,000	$99,943
Mitsubishi Corp. (Japan)	1,800	36,386
Mitsui & Co. Ltd. (Japan)	2,200	32,692
Rexel SA (France)	827	14,126
Sumitomo Corp. (Japan)	11,800	165,103
W.W. Grainger, Inc.	5,800	1,109,192

		2,701,381

Wireless Telecommunication Services — 0.1%
Crown Castle International Corp.*	22,200	1,302,252
KDDI Corp. (Japan)	31	199,978
MetroPCS Communications, Inc.*	29,500	178,475
Millicom International Cellular SA (Luxembourg)	151	14,251
Softbank Corp. (Japan)	6,500	241,954
Sprint Nextel Corp.*	292,777	954,453
Vodafone Group PLC (United Kingdom)	57,448	161,472

		3,052,835

TOTAL COMMON STOCKS (cost $694,034,222)		1,148,138,214

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $539,336)	10,700	534,572

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany)	317	15,637
Volkswagen AG (Germany)	821	130,070

		145,707

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	20,000	545,800
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(b)	28,000	708,120

		1,253,920

Household Products
Henkel AG & Co. KGaA (Germany)	145	9,635

TOTAL PREFERRED STOCKS (cost $1,368,534)		1,409,262

	Units
RIGHT
Oil, Gas & Consumable Fuels
Repsol YPF SA (Spain) (cost $0)*	1,470	1,031

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

ASSET-BACKED SECURITIES — 1.4%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Non-Residential Mortgage-Backed Securities — 1.0%
AIMCO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A(b)	Aaa	0.716%	10/20/19	$2,163		$2,068,401
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(b)	Aaa	0.716%	10/27/18	1,000		967,378
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(b)	Aaa	2.066%	05/17/21	500		501,282
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A(b)	Aaa	0.726%	01/26/20	1,336		1,289,100
BA Credit Card Trust, Ser. 2006-C5, Class C5(b)	A3	0.642%	01/15/16	4,159		4,136,487
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.717%	05/25/17	734		721,363
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.716%	08/03/19	411		398,410
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(b)	Baa2	0.644%	02/20/15	1,500		1,498,750
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(b)	Aaa	0.816%	07/27/16	984	(c)	984
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(b)	Aaa	0.716%	07/22/20	817		790,841
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(b)	Aa1	0.938%	03/15/20	1,000		893,882
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.727%	12/15/17	539		536,122
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(b)	Aaa	0.827%	07/15/16	48		47,984
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(b)	Aaa	0.706%	10/19/20	1,257		1,209,524
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(b)	Aaa	0.727%	06/01/17	1,918		1,870,051
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(b)	Aaa	0.728%	09/15/17	1,459		1,412,402
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(b)	Aaa	0.718%	03/15/18	348		333,933
Race Point CLO Ltd. (Cayman Islands), Ser. 2012-6A, Class B, 144A(b)(d)	AA(e)	2.967%	05/24/23	1,000		994,813
Slater Mill Loan Fund LP (Cayman Island), Ser. 2012-1A, Class B, 144A(b)	AA(e)	3.117%	08/17/22	750		720,000
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	175		177,759
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(b)	Aaa	0.716%	11/01/18	2,900		2,824,093

						23,393,559

Residential Mortgage-Backed Securities — 0.4%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(b)	B2	1.895%	03/25/33	481		324,463
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(b)	Ba1	0.995%	03/25/34	3,240		2,761,656
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	388		321,529
Equity One ABS, Inc., Ser. 2004-3, Class M1(b)	Ba1	5.506%	07/25/34	868		681,392
Fremont Home Loan Trust, Ser. 2004-2, Class M1(b)	A3	1.100%	07/25/34	506		384,370
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(b)	Aa1	0.734%	01/20/35	356		319,204
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.775%	06/25/34	991		756,109
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.445%	05/25/33	243		203,992
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.295%	12/27/33	1,349		1,181,534
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(b)	Caa3	1.145%	07/25/32	706		506,325
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(b)	B2	1.520%	09/25/32	873		657,076
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(b)	Ba3	1.010%	02/25/34	1,328		1,016,152
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(b)	Ca	0.495%	05/25/36	1,400		466,351

						9,580,153

TOTAL ASSET-BACKED SECURITIES (cost $34,524,505)						32,973,712

BANK LOANS(b) — 0.4%
Foods — 0.1%
Del Monte Foods Co.	B(e)	4.500%	03/08/18	988		970,550

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

BANK LOANS(b) (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Gaming
Scientific Games Corp	Ba1	3.000%	06/30/15	$425	$420,484

Healthcare & Pharmaceutical — 0.2%
Davita, Inc.	Ba2	4.500%	10/20/16	1,094	1,093,105
HCA, Inc.	Ba3	3.495%	05/01/18	370	358,306
HCA, Inc.	Ba3	3.711%	03/31/17	886	859,882
RPI Finance Trust	Baa2	4.000%	11/09/18	914	905,780

					3,217,073

Metals
Schaeffler AG	B1	6.000%	01/27/17	600	599,063

Pipelines & Other
Energy Transfer Equity LP	Ba2	3.750%	03/23/17	800	781,714

Technology — 0.1%
First Data Corp.	B1	4.245%	03/26/18	2,055	1,884,026
First Data Corp.	B1	5.245%	03/24/17	156	148,163
Flextronics International Ltd. (Singapore)	Ba1	2.489%	10/01/14	412	402,611
Flextronics International Ltd. (Singapore)	Ba1	2.495%	10/01/14	118	115,693

					2,550,493

TOTAL BANK LOANS (cost $8,722,875)					8,539,377

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,350	1,755,643
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(b)	B2	3.002%	02/25/35	576	495,372
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(b)	Caa1	3.029%	03/25/35	608	513,705
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(b)	Ba2	2.894%	02/25/37	1,411	1,355,297
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	737	754,683
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(b)	B1	2.880%	07/25/35	871	830,237
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	193	199,521
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(b)	Baa1	2.740%	02/25/34	669	647,104
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(e)	5.000%	03/25/20	483	455,927

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $7,869,958)					7,007,489

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.0%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,167	3,253,857
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,031,836
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(b)	Aaa	5.805%	06/10/49	1,171	1,177,013
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	3,400	3,665,492
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(b)	AAA(e)	5.619%	03/11/39	1,200	1,348,498
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.482%	01/15/46	1,000	1,113,020
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617%	10/15/48	480	543,374
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A	AA-(e)	5.440%	09/15/30	511	525,916
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(b)	AAA(e)	5.941%	06/10/46	4,000	4,503,900
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	1,492	1,498,658
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	900	953,805
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(e)	5.593%	02/15/39	4,330	4,839,147
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(b)	AA-(e)	5.593%	02/15/39	530	574,387
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	25	25,142
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(b)	AAA(e)	5.100%	08/15/38	3,000	3,307,755

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4	AA-(e)	5.223%	08/15/48	$1,020	$1,126,679
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(b)	AAA(e)	6.007%	05/15/46	2,100	2,239,018
FHLMC Multifamily Structured Pass Through Certificates, I/O, Ser. 2012-K501, Class X1A(b)	Aaa	1.758%	08/25/16	6,385	345,985
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,610	2,782,223
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(b)	Aa2	5.224%	04/10/37	1,400	1,529,979
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A4(b)	Aaa	6.071%	07/10/38	1,620	1,846,521
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,915	2,982,539
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(b)	Aaa	5.778%	08/10/45	999	1,007,332
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(b)	Aaa	4.853%	03/15/46	1,715	1,776,471
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	264	266,302
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,062,637
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	3,120	3,237,743
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(b)	Aa2	4.999%	10/15/42	1,170	1,252,252
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	1,656	1,766,576
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(b)	Aaa	5.475%	04/15/43	2,436	2,722,744
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(b)	Aaa	5.994%	06/15/49	1,588	1,590,355
JPMorgan Chase Commercial Mortgage Securities Corp. I/O, Ser. 2006-LDP6, Class X2(b)	Aaa	0.224%	04/15/43	97,332	70,565
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-CBX, Class A3	Aaa	3.139%	06/15/45	1,800	1,843,641
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(b)	AAA(e)	4.826%	08/15/29	3,677	3,739,102
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	753,417
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(b)	AA(e)	5.263%	11/15/40	1,390	1,509,094
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(e)	5.084%	02/15/31	3,037	3,050,699
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	55	54,777
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(b)	Aaa	5.661%	03/15/39	1,630	1,830,862
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	1,900	1,959,894
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(b)	AAA(e)	5.848%	05/12/39	3,400	3,860,986
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class AM(b)	A(e)	5.848%	05/12/39	780	842,774
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(b)	A(e)	5.657%	02/12/39	440	467,034
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(b)	Aaa	6.093%	06/12/46	2,210	2,505,183
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	440	448,448
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	2,245	2,301,526
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(b)	Aaa	5.600%	03/12/44	1,500	1,671,319
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(b)	AAA(e)	5.894%	10/15/42	2,600	2,927,595
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(e)	5.332%	12/15/43	4,080	4,634,888
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,172	4,368,212
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(b)	AAA(e)	5.824%	06/11/42	1,040	1,086,400
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(b)	Aaa	5.418%	01/15/45	1,300	1,445,014
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(b)	Aaa	5.922%	05/15/43	5,188	5,896,118
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	3,800	4,158,823
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A4(b)	Aaa	6.097%	02/15/51	3,850	4,314,414

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $103,073,640)					112,637,941

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS — 10.6%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	$475	$506,642

Airlines — 0.2%
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2001-1, Class A-1(d)	Baa2	6.703%	06/15/21	128	137,296
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-A(a)	Baa2	4.750%	01/12/21	721	755,083
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	185	194,852
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	654	737,121
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A(a)	Baa2	5.300%	04/15/19	1,061	1,132,875
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa2	6.821%	08/10/22	366	393,952
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2A(a)	Baa2	4.950%	05/23/19	637	676,570

					4,027,749

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A	Baa3	3.984%	06/15/16	430	442,861
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A	Baa3	4.207%	04/15/16	1,440	1,495,264
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17	380	385,510
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	495	536,024
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	235	264,153

					3,123,812

Banking — 2.7%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	2,000	2,663,206
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16	1,210	1,262,230
Banco Bradesco SA (Brazil), Sub. Notes	Baa1	8.750%	10/24/13	1,690	1,816,750
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(b)	B1	8.000%	12/29/49	2,100	2,187,528
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	185	190,691
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	1,290	1,420,669
Bank of America Corp., Sr. Unsec’d. Notes(f)	Baa2	6.000%	09/01/17	1,330	1,435,317
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	790	796,426
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN(a)	Baa2	5.650%	05/01/18	105	112,276
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	850	884,961
Bank of America NA, Sub. Notes	Baa1	6.000%	10/15/36	805	846,604
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.300%	10/30/15	550	596,840
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.400%	10/02/17	270	311,359
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	7.250%	02/01/18	1,135	1,356,924
Capital One Bank Corp., Sub. Notes	Baa1	6.500%	06/13/13	10	10,481
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,130	1,148,363
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%	01/14/22	2,125	2,194,815
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	745	831,848
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	03/05/38	320	391,418
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	850	1,134,321
Citigroup, Inc., Sub. Notes	Baa3	5.625%	08/27/12	1,900	1,911,549
Citigroup, Inc., Sub. Notes(a)	Baa3	6.125%	08/25/36	725	713,093
Citigroup, Inc., Unsec’d. Notes	Baa2	8.500%	05/22/19	1,195	1,475,862
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,325	922,857
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	485	564,477
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,118,158
Goldman Sachs Group, Inc. (The), Sr. Notes	A3	6.250%	02/01/41	220	229,406
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	2,305	2,341,461
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.450%	11/01/12	580	588,412
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	1,250	1,319,505
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	700	747,298
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%	01/15/17	765	802,410
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.450%	05/01/36	1,020	994,824
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	113	110,746
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Aa3	4.875%	01/14/22	1,730	1,912,384

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%	04/05/21	$920	$1,027,134
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	150	175,639
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(b)	Ba1	7.900%	04/29/49	2,000	2,192,580
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	1,935	1,989,962
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%	10/15/20	2,360	2,479,213
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	Baa2	7.000%	11/01/39	1,500	1,500,000
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	A2	5.800%	01/13/20	1,770	1,892,149
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.500%	07/28/21	635	625,638
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	2,110	2,088,267
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.950%	12/28/17	495	508,445
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.625%	04/01/18	100	104,557
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN(a)	Baa1	5.450%	01/09/17	2,530	2,555,024
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(b)	Ba1	6.346%	07/29/49	800	859,958
PNC Funding Corp., Gtd. Notes.	A3	2.700%	09/19/16	925	958,636
PNC Funding Corp., Gtd. Notes.(a)	A3	6.700%	09/19/16	390	484,925
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	Baa1	6.400%	10/21/19	1,775	1,892,785
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	A3	3.400%	08/23/13	95	95,984
UBS AG London (Switzerland), Covered Notes, 144A	Aaa	2.250%	03/30/17	810	812,490
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	755	761,168

					60,350,023

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	6.875%	02/06/12	1,850	420,875
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(a)(g)	NR	6.875%	05/02/18	700	162,750

					583,625

Cable — 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	900	1,003,500
Comcast Cable Holdings LLC, Gtd. Notes	Baa1	9.875%	06/15/22	1,440	2,092,782
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	310	377,894
Comcast Corp., Gtd. Notes(a)	Baa1	6.950%	08/15/37	290	372,481
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	605	638,118
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	165	173,745
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,755	1,883,866
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42	1,020	1,026,578
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	382,499

					7,951,463

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes, 144A	Ba2	5.625%	06/15/22	1,040	1,068,600
Deere & Co., Sr. Unsec’d. Notes	A2	3.900%	06/09/42	635	630,874
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(h)	Baa1	5.800%	10/15/12	460	465,656
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(d)(h)	Baa1	6.375%	10/15/17	1,198	1,400,242
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(d)(h)	Baa1	7.000%	10/15/37	390	470,121
General Electric Co., Sr. Unsec’d. Notes	Aa3	5.250%	12/06/17	320	373,677
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	4.875%	09/15/41	180	204,819
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A	Baa3	3.125%	05/11/15	420	422,512
United Technologies Corp., Sr. Unsec’d. Notes(a)	A2	4.500%	06/01/42	1,540	1,691,544
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875%	10/01/21	1,060	1,172,391

					7,900,436

Chemicals — 0.2%
Ashland, Inc., Sr. Sec’d. Notes	Baa3	9.125%	06/01/17	1,125	1,237,500
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,781,066
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	35	55,735

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Chemicals (continued)
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	$780	$820,920
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	135	158,749
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	500	601,323

					4,655,293

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,844,438
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	998	1,082,840

					2,927,278

Electric — 0.7%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa1	6.250%	08/01/16	170	199,420
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36	530	701,518
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	1,070	1,107,956
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	300	415,512
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	145	182,216
Duke Energy Carolinas LLC, First Mtge. Bonds(a)(i)	A1	6.050%	04/15/38	530	703,007
El Paso Electric Co., Sr. Unsec’d. Notes(a)	Baa2	6.000%	05/15/35	845	996,930
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,160	1,358,931
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	Baa1	6.000%	10/07/39	1,260	989,173
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	195	211,942
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.250%	10/01/39	1,375	1,489,463
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	501,171
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	470	561,270
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	140	132,358
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	617,084
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	403,111
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa1	6.500%	05/15/18	1,210	1,489,290
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	616,153
NSTAR, Sr. Unsec’d. Notes	A3	4.500%	11/15/19	605	674,674
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes(a)	Baa1	6.375%	01/15/15	465	514,244
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	161,663
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A1	5.800%	05/01/37	515	668,994
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	667,322
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	4.800%	09/15/41	480	537,128
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	304,832

					16,205,362

Energy – Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	480	540,401
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	960	1,017,221

					1,557,622

Energy – Other — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,070	1,242,948
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	Baa3	6.450%	09/15/36	305	352,619
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	225	275,748
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	05/15/42	900	944,417
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	890	924,752
Phillips 66, Gtd. Notes, 144A	Baa1	2.950%	05/01/17	415	426,441
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,450	1,706,411
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	7.350%	12/15/41	140	169,386
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	685	735,381
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	6.500%	08/01/36	25	27,162
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,730,704

					8,535,969

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39	$1,160	$1,823,836
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.200%	01/15/39	230	365,669
ARAMARK Corp., Gtd. Notes(a)	B3	8.500%	02/01/15	650	665,444
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	708	775,526
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,055,200
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	1,073,662
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $646,913; purchased 11/19/07)(d)(h)	A2	6.000%	11/27/17	650	773,118
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	460	511,094
Kraft Foods Group, Inc., Gtd. Notes, 144A(a)	Baa2	5.000%	06/04/42	575	608,566
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	695	793,169
Tyson Foods, Inc., Gtd. Notes	Baa3	6.850%	04/01/16	785	897,844

					9,343,128

Healthcare & Pharmaceutical — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	1,365	1,424,944
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	995	1,076,335
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	2,060	2,104,072
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	649,904
Genentech, Inc., Sr. Unsec’d. Notes	AA-(e)	4.750%	07/15/15	270	298,381
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	Baa1	5.650%	12/01/41	470	547,860
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	560	632,344
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	268,576
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	440	505,863

					7,508,279

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	480	613,820
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	540	614,516
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	750,279
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	1,200	1,308,864
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	115	138,470
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	400	530,330
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	410	548,777
WellPoint, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.625%	05/15/42	435	448,431
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	1,085	1,178,916

					6,132,403

Insurance — 0.9%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	480	504,235
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	115	129,157
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	655	668,077
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	910	1,029,644
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	900	1,086,468
Axis Specialty Finance LLC, Gtd. Notes(a)	Baa1	5.875%	06/01/20	990	1,072,137
Chubb Corp. (The), Jr. Sub. Notes(a)(b)	A3	6.375%	03/29/67	1,260	1,300,950
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22	635	653,895
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	910	972,665
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42	215	217,622
Lincoln National Corp., Jr. Sub. Notes(b)	Ba1	6.050%	04/20/67	250	228,750
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	513,470
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	660	778,467
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	635,936
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	960	1,138,033
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	85	106,979
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	270	316,602
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	650	859,182
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	Aa2	6.063%	03/30/40	350	426,166
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,000	1,000,565

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Insurance (continued)
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	$640	$720,112
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	870	1,104,884
Progressive Corp. (The), Jr. Sub. Notes(a)(b)	A2	6.700%	06/15/37	715	743,600
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(a)	Aa2	6.850%	12/16/39	1,430	1,846,506
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	315	338,817
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	759,209
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	641,413
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	115,871

					19,909,412

Lodging — 0.3%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	800	912,000
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	750	761,250
Marriott International, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.000%	03/01/19	490	495,422
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	05/15/18	2,700	3,136,212
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	890	896,177

					6,201,061

Media & Entertainment — 0.3%
CBS Corp., Gtd. Notes(a)	Baa2	3.375%	03/01/22	680	677,481
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	250	283,261
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	475	555,445
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	35	41,821
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,492,686
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	175	203,747
Time Warner, Inc., Gtd. Notes(a)	Baa2	6.250%	03/29/41	495	575,572
Time Warner, Inc., Gtd. Notes(a)	Baa2	7.250%	10/15/17	745	928,478
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	155	200,204
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	625	868,626
Viacom, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.750%	10/05/37	420	533,478

					6,360,799

Metals — 0.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	860	871,994
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.250%	02/25/22	480	470,116
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	3.550%	03/01/22	1,005	988,797
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	125	142,260
Peabody Energy Corp., Gtd. Notes, 144A(a)	Ba1	6.000%	11/15/18	1,275	1,268,625
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(e)	4.500%	05/15/13	255	262,499
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	370	424,734
Teck Resources Ltd. (Canada), Gtd. Notes(a)	Baa2	5.200%	03/01/42	585	560,500
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	995	1,013,916

					6,003,441

Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	5.875%	01/14/38	970	1,113,564
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(i)	A1	6.000%	08/07/19	3,010	3,521,929
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(a)	A1	6.875%	01/10/39	730	941,796
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16	230	233,354
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Ba3	6.375%	03/25/13	1,750	1,787,187
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	365	383,250
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,000	1,095,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	1,025	1,148,000

					10,224,080

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(d)(h)	Baa3	5.400%	11/01/20	275	319,102
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	740	834,291

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Paper (continued)
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	$615	$774,979
Rock-Tenn Co., Unsec’d. Notes, 144A(a)	Ba1	4.900%	03/01/22	675	695,378

					2,623,750

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	610	630,198
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	560,962
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	130	152,651
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	80	82,410
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,310	3,950,962
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.250%	02/15/13	205	210,875

					5,588,058

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	735	910,200
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	690	846,435
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	630	761,069
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	24	34,514

					2,552,218

Real Estate Investment Trusts — 0.3%
HCP, Inc., Sr. Unsec’d. Notes	Baa2	2.700%	02/01/14	670	680,702
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	685	839,727
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	671,729
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	68	81,331
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	235	241,910
Simon Property Group LP, Sr. Unsec’d. Notes	A3	3.375%	03/15/22	190	190,839
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,925	3,460,980

					6,167,218

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	5.750%	05/15/41	960	1,142,797
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	335	416,392
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	345	437,730
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	300	315,412
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.875%	01/15/13	2,000	2,048,648
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	4.000%	10/15/21	220	241,298
Target Corp., Sr. Unsec’d. Notes	A2	4.000%	07/01/42	960	945,624
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	650	845,957

					6,393,858

Technology — 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	370	381,996
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	330	340,195
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(e)	10.000%	07/15/13	900	967,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,225	1,359,750
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	900	963,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,650	2,809,673

					6,822,114

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	560	689,260
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	18	26,669
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	973	1,116,676
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	5.550%	08/15/41	1,145	1,364,791
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,115	1,435,027
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	350	526,376

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Telecommunications (continued)
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	$2,400	$3,284,124
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(d)(h)	Baa3	7.082%	06/01/16	325	371,976
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,667,844; purchased 05/12/06-04/10/07)(d)(h)	Baa3	7.995%	06/01/36	1,645	1,718,359
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14	880	980,976
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	170,425
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	475	402,563
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	325	290,692
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	7.045%	06/20/36	210	183,600
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	195	201,601
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	55	71,421
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	700	737,625

					13,572,161

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	3,040	4,206,655
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	206,709
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,382,716
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	290	359,911
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	344,410

					6,500,401

TOTAL CORPORATE BONDS (cost $220,689,315)					240,227,655

MORTGAGE-BACKED SECURITIES — 12.6%
Federal Home Loan Mortgage Corp.(b)		2.523%	06/01/36	647	686,364
Federal Home Loan Mortgage Corp.		3.000%	TBA 15 YR	1,500	1,568,203
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR	3,500	3,671,719
Federal Home Loan Mortgage Corp.		4.000%	06/01/26-12/01/40	9,381	9,981,462
Federal Home Loan Mortgage Corp.		4.000%	TBA 30 YR	2,500	2,652,735
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-10/01/41	24,436	26,234,050
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-07/01/37	10,155	10,947,149
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	2,500	2,686,328
Federal Home Loan Mortgage Corp.(b)		5.225%	12/01/35	1,056	1,131,980
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-07/01/38	11,722	12,777,740
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	1,247	1,397,007
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	2,000	2,191,250
Federal Home Loan Mortgage Corp.		6.500%	12/01/14-09/01/16	72	73,860
Federal Home Loan Mortgage Corp.		7.000%	05/01/31-10/01/32	591	698,506
Federal National Mortgage Association(b)		2.285%	07/01/33	607	641,427
Federal National Mortgage Association		2.500%	TBA 15 YR	1,000	1,028,125
Federal National Mortgage Association		2.500%	TBA 15 YR	500	515,156
Federal National Mortgage Association(b)		2.563%	07/01/37	709	760,466
Federal National Mortgage Association(b)		2.648%	06/01/37	212	226,653
Federal National Mortgage Association		3.000%	TBA 15 YR	4,500	4,714,453
Federal National Mortgage Association		3.500%	06/01/39	1,778	1,870,783
Federal National Mortgage Association		3.500%	TBA 15 YR	9,500	10,037,344
Federal National Mortgage Association		3.500%	TBA 30 YR	20,000	20,965,626
Federal National Mortgage Association		3.500%	TBA 30 YR	19,500	20,496,329
Federal National Mortgage Association		4.500%	11/01/18-03/01/41	17,217	18,780,411
Federal National Mortgage Association		5.000%	10/01/18-05/01/36	7,587	8,247,367
Federal National Mortgage Association		5.000%	TBA 30 YR	3,000	3,246,094
Federal National Mortgage Association		5.500%	03/01/16-04/01/37	14,585	16,028,580
Federal National Mortgage Association		6.000%	04/01/13-06/01/38	13,605	15,173,838
Federal National Mortgage Association		6.500%	07/01/17-01/01/37	5,470	6,228,576
Federal National Mortgage Association		7.000%	02/01/32-07/01/32	416	487,335

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)		Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal National Mortgage Association		7.500%	05/01/32	$97	$118,725
Government National Mortgage Association		3.500%	TBA 30 YR	4,000	4,275,000
Government National Mortgage Association		4.000%	06/15/40-05/20/41	2,330	2,552,337
Government National Mortgage Association		4.000%	TBA 30 YR	21,500	23,451,796
Government National Mortgage Association		4.000%	TBA 30 YR	4,000	4,368,125
Government National Mortgage Association		4.500%	01/20/41-02/20/41	7,474	8,254,578
Government National Mortgage Association		4.500%	TBA 30 YR	10,750	11,816,601
Government National Mortgage Association		4.500%	TBA 30 YR	1,000	1,093,281
Government National Mortgage Association		5.000%	TBA 30 YR	10,500	11,553,281
Government National Mortgage Association		5.500%	08/15/33-04/15/36	4,786	5,362,878
Government National Mortgage Association		6.000%	11/15/23-07/15/34	1,607	1,831,889
Government National Mortgage Association		6.500%	10/15/23-09/15/36	3,035	3,506,966
Government National Mortgage Association		8.000%	01/15/24-07/15/24	46	55,151

TOTAL MORTGAGE-BACKED SECURITIES (cost $274,861,175)					284,387,524

	Moody’s Ratings†
MUNICIPAL BONDS — 0.6%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,305	1,742,005
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	970	1,241,969
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	945	1,067,916
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,000	1,463,380
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,100	1,337,248
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	415	500,635
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	275	311,902
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	425	547,685
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	505	602,723
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	625	837,737
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	1,250	1,561,550
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	350	438,137
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	317,393
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	205	264,772
State of Illinois, General Obligation Bonds, Taxable Series	A2	4.421%	01/01/15	630	662,981
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	305	371,197

TOTAL MUNICIPAL BONDS (cost $10,734,381)					13,269,230

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Commonwealth Bank of Australia (Australia), Gov’t Gtd. Notes 144A	Aaa	2.700%	11/25/14	7,220	7,545,167
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.000%	01/29/21	460	474,822
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	5.125%	06/29/20	365	407,075
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	800	860,498
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes	Aaa	2.375%	08/25/21	730	734,288
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	Baa1	4.750%	03/08/44	846	911,565
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	451,500
Petrobras International Finance Co. — Pifco (Cayman Islands), Gtd. Notes(a)	A3	5.375%	01/27/21	1,760	1,896,877

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

NON-CORPORATE FOREIGN AGENCIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.250%	01/20/20	$285	$328,605
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	2,220,750
Russian Foreign Bond — Eurobond (Russia), Unsec’d. Notes, 144A	Baa1	3.250%	04/04/17	2,200	2,213,728

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $17,257,183)					18,044,875

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Banks(a)		5.500%	07/15/36	950	1,281,430
Federal Home Loan Mortgage Corp.(a)		5.125%	11/17/17	420	508,719
Resolution Funding Corp. Interest Strip, Bonds(j)		1.340%	04/15/18	2,645	2,452,484
Tennessee Valley Authority		5.880%	04/01/36	85	118,335

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,734,159)					4,360,968

U.S. GOVERNMENT TREASURY OBLIGATIONS — 6.7%
U.S. Treasury Bonds(a)		3.000%	05/15/42	8,190	8,577,747
U.S. Treasury Inflation Indexed Bonds(a)		0.750%	02/15/42	3,121	3,273,491
U.S. Treasury Inflation Indexed Notes		1.375%	01/15/20	9,175	10,667,488
U.S. Treasury Notes		0.750%	08/15/13	18,630	18,729,708
U.S. Treasury Notes		0.750%	06/30/17	810	810,823
U.S. Treasury Notes		1.000%	06/30/19	6,750	6,696,209
U.S. Treasury Notes		1.375%	11/30/15	1,555	1,600,799
U.S. Treasury Notes		1.750%	05/15/22	180	181,463
U.S. Treasury Notes		1.875%	10/31/17	11,550	12,185,250
U.S. Treasury Notes		3.125%	04/30/17	5,890	6,558,150
U.S. Treasury Notes		3.250%	05/31/16	6,300	6,951,659
U.S. Treasury Notes		3.500%	02/15/18	15,000	17,162,115
U.S. Treasury Notes		4.250%	11/15/17	6,475	7,636,453
U.S. Treasury Strips Coupon(k)		2.150%	05/15/24	16,380	12,712,453
U.S. Treasury Strips Coupon(k)		2.180%	08/15/24	11,695	8,987,619
U.S. Treasury Strips Coupon(k)		2.280%	11/15/23	12,715	10,065,308
U.S. Treasury Strips Coupon(k)		2.340%	02/15/24	10,000	7,834,870
U.S. Treasury Strips Coupon(k)		2.610%	05/15/25	6,000	4,472,556
U.S. Treasury Strips Coupon(k)		2.970%	05/15/27	2,280	1,574,728
U.S. Treasury Strips Coupon(a)(k)		3.750%	08/15/33	8,260	4,581,830

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $137,692,176)					151,260,719

TOTAL LONG-TERM INVESTMENTS (cost $1,515,101,459)					2,022,792,569

SHORT-TERM INVESTMENTS — 22.6%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill(i)(l) (cost $2,999,460)		0.080%	09/20/12	3,000	2,999,517

				Shares
Affiliated Mutual Funds — 22.5%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $125,780,083) (Note 4)(m)				12,986,385	116,747,603
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $392,188,700; includes $148,153,398 of cash collateral received for securities on loan) (Note 4)(m)(n)				392,188,700	392,188,700

TOTAL AFFILIATED MUTUAL FUNDS (cost $517,968,783)					508,936,303

TOTAL SHORT-TERM INVESTMENTS (cost $520,968,243)					511,935,820

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 111.9% (cost $2,036,069,702)					2,534,728,389

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

SECURITY SOLD SHORT — (0.2)%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Mortgage-Backed Security
Federal National Mortgage Association (proceeds received $4,288,281)	4.500%	TBA 30 YR	$4,000	$(4,290,625)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 111.7% (cost $2,031,781,421)				2,530,437,764
LIABILITIES IN EXCESS OF OTHER ASSETS(o) — (11.7)%				(265,207,737)

NET ASSETS — 100.0%				$2,265,230,027

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2012. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $145,835,231; cash collateral of $148,153,398 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2012.

(c)	Amount is actual; not rounded to thousands.

(d)	Indicates a security that has been deemed illiquid.

(e)	Standard & Poor’s Rating.

(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(h)	Indicates a restricted security; the aggregate original cost of such securities is $4,997,696. The aggregate value of $5,518,574 is approximately 0.2% of net assets.

(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(j)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2012.

(k)	Rate shown reflects the effective yield at June 30, 2012.

(l)	Rate quoted represents yield-to-maturity as of purchase date.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Long Positions:
249	2 Year U.S. Treasury Notes	Sep. 2012	$54,829,883	$54,826,688	$(3,195)
880	5 Year U.S. Treasury Notes	Sep. 2012	109,029,759	109,092,500	62,741
217	S&P 500 E-mini	Sep. 2012	14,160,212	14,716,940	556,728
84	S&P 500 Index	Sep. 2012	27,638,152	28,484,400	846,248
9	U.S. Ultra Bond	Sep. 2012	1,509,480	1,501,594	(7,886)

					1,454,636

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Short Positions:
68	10 Year U.S. Treasury Notes	Sep. 2012	$9,080,396	$9,069,500	$10,896
151	U.S. Long Bond	Sep. 2012	22,295,441	22,343,281	(47,840)

					(36,944)

					$1,417,692

Interest rate swap agreements outstanding at June 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$20,110	08/31/16	0.934%	3 month LIBOR(1)	$103,404	$—	$103,404	Credit Suisse International
20,000	08/31/16	0.928%	3 month LIBOR(1)	97,863	—	97,863	Citibank, NA
20,000	08/31/16	0.977%	3 month LIBOR(2)	(137,815)	—	(137,815)	Citibank, NA
6,255	08/31/16	0.975%	3 month LIBOR(2)	(42,629)	—	(42,629)	JPMorgan Chase Bank
6,255	08/31/16	0.978%	3 month LIBOR(2)	(43,525)	—	(43,525)	JPMorgan Chase Bank
1,900	09/14/16	1.206%	3 month LIBOR(2)	(36,863)	—	(36,863)	Deutsche Bank AG
30,590	11/30/16	0.948%	3 month LIBOR(2)	(85,422)	—	(85,422)	Citibank, NA
30,590	11/30/16	0.945%	3 month LIBOR(2)	(82,009)	—	(82,009)	Citibank, NA
19,045	11/30/16	0.913%	3 month LIBOR(2)	(25,787)	—	(25,787)	JPMorgan Chase Bank
5,155	07/20/21	3.035%	3 month LIBOR(1)	670,729	—	670,729	Citibank, NA
4,650	11/23/21	2.148%	3 month LIBOR(2)	(188,998)	—	(188,998)	Citibank, NA
2,625	01/27/22	2.071%	3 month LIBOR(2)	(101,995)	—	(101,995)	Citibank, NA
1,170	01/30/22	2.082%	3 month LIBOR(2)	(46,260)	—	(46,260)	Citibank, NA
2,510	02/07/22	2.056%	3 month LIBOR(2)	(91,870)	—	(91,870)	Citibank, NA
6,305	04/12/22	2.111%	3 month LIBOR(1)	230,174	—	230,174	Citibank, NA

				$218,997	$—	$218,997

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	$1,110	$8,215	$—	$8,215	JPMorgan Chase Bank
Macy’s Retail Holdings, Inc.	12/20/12	1.000%	2,000	(6,772)	11,818	(18,590)	Deutsche Bank AG
Newell Rubbermaid, Inc.	06/20/18	1.000%	1,600	23,659	—	23,659	Morgan Stanley Capital Services, Inc.
Simon Property Group LP	06/20/18	0.970%	2,700	46,009	—	46,009	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.150%	2,800	40,434	—	40,434	Deutsche Bank AG
Starwood Hotels & Resorts Worldwide, Inc.	03/20/14	7.050%	1,585	(176,609)	—	(176,609)	Deutsche Bank AG
Starwood Hotels & Resorts Worldwide, Inc.	06/20/18	1.450%	2,700	14,948	—	14,948	Merrill Lynch Capital Services, Inc.

				$(50,116)	$11,818	$(61,934)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,125,227,632	$22,910,582	$—
Exchange Traded Fund	534,572	—	—
Preferred Stocks	1,253,920	155,342	—
Right	1,031	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	22,673,559	720,000
Residential Mortgage-Backed Securities	—	9,580,153	—
Bank Loans	—	8,539,377	—
Collateralized Mortgage Obligations	—	7,007,489	—
Commercial Mortgage-Backed Securities	—	112,637,941	—
Corporate Bonds	—	240,227,655	—
Mortgage-Backed Securities	—	284,387,524	—
Municipal Bonds	—	13,269,230	—
Non-Corporate Foreign Agencies	—	18,044,875	—
U.S. Government Agency Obligations	—	4,360,968	—
U.S. Government Treasury Obligations	—	154,260,236	—
Affiliated Mutual Funds	508,936,303	—	—
Mortgage-Backed Security Sold Short	—	(4,290,625)	—
Other Financial Instruments*
Futures Contracts	1,417,692	—	—
Interest Rate Swap Agreements	—	218,997	—
Credit Default Swap Agreements	—	(61,934)	—

Total	$1,637,371,150	$893,921,369	$720,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 was as follows:

Affiliated Mutual Funds (including 6.5% of collateral received for securities on loan)	22.5%
Mortgage-Backed Securities	12.6
U.S. Government Treasury Obligations	6.8
Commercial Mortgage-Backed Securities	5.0
Oil, Gas & Consumable Fuels	4.6
Pharmaceuticals	3.2
Computers & Peripherals	2.8
Banking	2.7
Insurance	2.7
IT Services	1.9
Software	1.9
Media	1.7
Commercial Banks	1.6
Diversified Telecommunication Services	1.5
Beverages	1.4
Chemicals	1.4
Diversified Financial Services	1.4
Industrial Conglomerates	1.4
Real Estate Investment Trusts	1.4

Aerospace & Defense	1.3%
Tobacco	1.3
Food & Staples Retailing	1.2
Semiconductors & Semiconductor Equipment	1.2
Electric Utilities	1.1
Household Products	1.1
Healthcare Providers & Services	1.0
Hotels, Restaurants & Leisure	1.0
Machinery	1.0
Non-Residential Mortgage-Backed Securities	1.0
Specialty Retail	1.0
Capital Markets	0.9
Communications Equipment	0.9
Food Products	0.9
Healthcare Equipment & Supplies	0.9
Internet Software & Services	0.9
Energy Equipment & Services	0.8
Non-Corporate Foreign Agencies	0.8
Biotechnology	0.7
Electric	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Multi-Utilities	0.7%
Municipal Bonds	0.6
Telecommunications	0.6
Air Freight & Logistics	0.5
Consumer Finance	0.5
Foods	0.5
Healthcare & Pharmaceutical	0.5
Internet & Catalog Retail	0.5
Non-Captive Finance	0.5
Energy – Other	0.4
Metals & Mining	0.4
Multiline Retail	0.4
Residential Mortgage-Backed Securities	0.4
Road & Rail	0.4
Technology	0.4
Cable	0.3
Capital Goods	0.3
Collateralized Mortgage Obligations	0.3
Electrical Equipment	0.3
Healthcare Insurance	0.3
Lodging	0.3
Media & Entertainment	0.3
Metals	0.3
Retailers	0.3
Textiles, Apparel & Luxury Goods	0.3
Airlines	0.2
Automobiles	0.2
Commercial Services & Supplies	0.2
Electronic Equipment, Instruments & Components	0.2

Life Sciences Tools & Services	0.2%
Pipelines & Other	0.2
U.S. Government Agency Obligations	0.2
Auto Components	0.1
Automotive	0.1
Construction & Engineering	0.1
Consumer	0.1
Containers & Packaging	0.1
Energy – Integrated	0.1
Gas Utilities	0.1
Healthcare Technology	0.1
Household Durables	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Paper	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Professional Services	0.1
Railroads	0.1
Real Estate Management & Development	0.1
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	0.1

111.9
Mortgage Backed Security Sold Short	(0.2)
Liabilities in excess of other assets	(11.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$11,818		Premium received for swap agreements	$—
Credit contracts	Unrealized appreciation on swap agreements	133,265		Unrealized depreciation on swap agreements	195,199
Equity contracts	Due from broker — variation margin	1,402,976	*	—	—
Equity contracts	Unaffiliated investments	1,031		—	—
Interest rate contracts	Unrealized appreciation on swap agreements	1,102,170		Unrealized depreciation on swap agreements	883,173
Interest rate contracts	Due from broker — variation margin	73,637	*	Due from broker — variation margin	58,921	*

Total		$2,724,897			$1,137,293

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Rights	Warrants	Total
Credit contracts	$—	$—	$—	$(153,818)	$—	$—	$(153,818)
Equity contracts	—	—	4,569,875	—	14,532	56,192	4,640,599
Interest rate contracts	263,443	(223,837)	(2,512,360)	87,102	—	—	(2,385,652)

Total	$263,443	$(223,837)	$2,057,515	$(66,716)	$14,532	$56,192	$2,101,129

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$(75,266)	$(75,266)
Equity contracts	251,145	—	251,145
Interest rate contracts	194,406	(278,263)	(83,857)

Total	$445,551	$(353,529)	$92,022

For the six months ended June 30, 2012, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$179,615,411	$37,913,611

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$83,835	$15,328

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $145,835,231:
Unaffiliated investments (cost $1,518,100,919)	$2,025,792,086
Affiliated investments (cost $517,968,783)	508,936,303
Foreign currency, at value (cost $119,256)	119,843
Cash	70,087
Receivable for investments sold	57,637,930
Dividends and interest receivable	6,999,819
Unrealized appreciation on swap agreements	1,235,435
Due from broker—variation margin	1,125,141
Foreign tax reclaim receivable	45,468
Premium paid for swap agreements	11,818
Prepaid expenses	1,961
Receivable for Series shares sold	1,158

Total Assets	2,601,977,049

LIABILITIES
Payable for investments purchased	181,571,042
Collateral for securities on loan	148,153,398
Securities sold short, at value (proceeds received $4,288,281)	4,290,625
Unrealized depreciation on swap agreements	1,078,372
Management fee payable	1,004,573
Accrued expenses and other liabilities	344,901
Payable for Series shares repurchased	303,185
Affiliated transfer agent fee payable	926

Total Liabilities	336,747,022

NET ASSETS	$2,265,230,027

Net assets were comprised of:
Paid-in capital	$1,795,117,543
Retained earnings	470,112,484

Net assets, June 30, 2012	$2,265,230,027

Net asset value and redemption price per share, $2,265,230,027 / 132,930,391 outstanding shares of beneficial interest	$17 .04

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Interest	$15,740,150
Unaffiliated dividend income (net of foreign withholding taxes of $41,185)	13,580,393
Affiliated dividend income	1,008,362
Affiliated income from securities loaned, net	158,005

30,486,910

EXPENSES
Management fee	6,198,895
Custodian’s fees and expenses	173,000
Shareholders’ reports	147,000
Audit fee	18,000
Trustees’ fees	16,000
Insurance expenses	12,000
Legal fees and expenses	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Commitment fee on syndicated credit agreement	5,000
Miscellaneous	22,559

Total expenses	6,605,454

NET INVESTMENT INCOME	23,881,456

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	13,736,065
Futures transactions	2,057,515
Swap agreement transactions	(66,716)
Options written transactions	(223,837)
Foreign currency transactions	(3,305)

15,499,722

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $1,682,066)	105,530,421
Futures	445,551
Swap agreements	(353,529)
Foreign currencies	(109)

105,622,334

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	121,122,056

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$145,003,512

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$23,881,456	$47,217,513
Net realized gain on investments and foreign currencies	15,499,722	49,113,195
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	105,622,334	4,696,647

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	145,003,512	101,027,355

DISTRIBUTIONS	(47,221,872)	(50,030,858)

SERIES SHARE TRANSACTIONS:
Series shares sold [305,237 and 648,345 shares, respectively]	5,228,923	10,475,022
Series shares issued in reinvestment of distributions [2,817,534 and 3,117,187 shares, respectively]	47,221,872	50,030,858
Series shares repurchased [4,474,328 and 9,540,307 shares, respectively]	(76,617,204)	(154,546,244)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(24,166,409)	(94,040,364)

TOTAL INCREASE (DECREASE) IN NET ASSETS	73,615,231	(43,043,867)
NET ASSETS:
Beginning of period	2,191,614,796	2,234,658,663

End of period	$2,265,230,027	$2,191,614,796

SEE NOTES TO FINANCIAL STATEMENTS.

A27

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 87.1% ASSET-BACKED SECURITIES — 10.2%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Non-Residential Mortgage-Backed Securities — 5.7%
Apidos CDO (Cayman Islands), 144A
Ser. 2006-4A, Class A1(a)	Aaa	0.716%	10/27/18		$2,000	$1,934,756
Ser. 2011-8A, Class A1(a)	Aaa	1.966%	10/17/21		4,000	3,954,148
ARES CLO Funds (Cayman Islands), 144A
Ser. 2004-8A, Class A1A(a)	Aaa	0.897%	02/26/16		222	220,635
Ser. 2005-10A, Class A2(a)	Aaa	0.708%	09/18/17		338	333,517
Ser. 2005-10A, Class A3(a)	Aaa	0.708%	09/18/17		287	283,643
BA Credit Card Trust, Ser. 2006-C5, Class C5(a)	A3	0.642%	01/15/16		5,750	5,718,875
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	1.042%	02/15/17		2,100	2,092,014
Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.738%	06/20/17		3,256	3,131,111
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.717%	05/25/17		367	360,681
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.716%	08/03/19		4,108	3,984,099
Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2(a)	Baa2	0.715%	03/24/17		2,320	2,291,270
Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A(a)(b)	Aaa	0.676%	04/20/19		1,900	1,856,081
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(a)	Aaa	0.816%	07/27/16		4	3,935
Four Corners CLO (Cayman Islands), 144A
Ser. 2005-1A, Class A3(a)	Aaa	0.762%	03/26/17		1,087	1,069,616
Ser. 2006-3A, Class A(a)	Aaa	0.716%	07/22/20		2,042	1,977,104
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(a)	Aa1	0.938%	03/15/20		1,500	1,340,823
GE Business Loan Trust, Ser. 2006-1A, Class D, 144A(a)	Baa3	1.242%	05/15/34		231	87,029
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.727%	12/15/17		707	703,660
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aaa	0.827%	07/15/16		337	335,887
Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A(a)	Aaa	0.726%	05/09/18		2,764	2,705,614
Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A(a)	Baa1	5.439%	08/01/16	EUR	2,000	2,296,619
Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A(a)	Aaa	0.727%	11/15/17		3,262	3,181,915
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.706%	10/19/20		1,451	1,395,605
LCM LP (Cayman Islands), 144A
Ser. 2004-2A, Class A(a)	Aaa	0.786%	10/22/16		390	382,997
Ser. 2005-3A, Class A(a)	Aaa	0.727%	06/01/17		2,398	2,337,564
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(a)	Aaa	0.728%	09/15/17		5,672	5,492,674
Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A	A(c)	3.540%	10/20/32		4,435	4,549,227
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2(a)	A3	1.142%	11/15/16		9,800	9,801,273
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(a)	Aaa	0.718%	03/15/18		2,607	2,504,499
North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A(a)	Aaa	1.573%	09/14/19	EUR	4,380	5,229,929
Pacifica CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A1, 144A(a)	Aaa	1.049%	07/10/15		257	256,812
Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A	A1	7.125%	01/15/13		587	586,621
Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.768%	03/21/17		973	950,857
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(a)	Aaa	0.716%	11/01/18		4,500	4,382,213
Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A(a)(b)	Aaa	0.966%	01/21/16		1,103	1,097,426

						78,830,729

SEE NOTES TO FINANCIAL STATEMENTS.

A28

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Residential Mortgage-Backed Securities — 4.5%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	B2	1.145%	09/25/33	$1,767	$1,366,512
Ameriquest Mortgage Securities, Inc.
Ser. 2001-2, Class M3(a)	Caa2	3.170%	10/25/31	549	384,583
Ser. 2004-R8, Class M1(a)	A2	1.205%	09/25/34	950	733,389
Argent Securities, Inc.
Ser. 2003-W2, Class M4(a)	B2	5.870%	09/25/33	2,400	1,495,056
Ser. 2004-W6, Class M1(a)	Baa1	0.795%	05/25/34	3,165	2,404,405
Ser. 2004-W10, Class A2(a)	Aaa	1.025%	10/25/34	1,802	1,596,172
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Ba3	1.295%	08/25/33	2,035	1,538,699
Asset Backed Securities Corp. Home Equity
Ser. 2003-HE3, Class M1(a)	Ba2	1.487%	06/15/33	1,582	1,280,147
Ser. 2004-HE1, Class M1(a)	Ba1	1.292%	01/15/34	281	230,656
Ser. 2004-HE5, Class M1(a)	Baa3	1.145%	08/25/34	2,600	2,207,847
Bear Stearns Asset Backed Securities Trust
Ser. 2004-HE2, Class M1(a)	Ba1	1.145%	03/25/34	4,784	3,780,813
Ser. 2004-HE3, Class M2(a)	B1	1.970%	04/25/34	2,025	1,750,572
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	C	3.620%	03/25/33	272	34,912
Centex Home Equity, Ser. 2004-B, Class AF6	Aa3	4.186%	03/25/34	1,300	1,303,124
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	C	2.495%	08/25/32	120	51,608
Equity One ABS, Inc., Ser. 2004-3, Class M1(a)	Ba1	5.506%	07/25/34	1,099	862,002
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	B2	0.965%	09/25/35	3,600	2,344,961
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Ba1	1.295%	12/25/33	294	234,240
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Ba3	1.220%	11/25/33	2,997	2,364,007
HSBC Home Equity Loan Trust Ser. 2006-1, Class M1(a)	Aa1	0.524%	01/20/36	793	702,234
Ser. 2006-2, Class A1(a)	Aaa	0.394%	03/20/36	216	203,441
Ser. 2006-2, Class A2(a)	Aaa	0.424%	03/20/36	262	241,703
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Ca	0.545%	03/25/36	3,187	1,047,527
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	A3	0.995%	02/25/34	4,250	3,314,222
Mastr Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	Ba2	1.025%	02/25/34	2,868	2,175,634
Merrill Lynch Mortgage Investors, Inc. Ser. 2004-HE2, Class M1(a)	A-(c)	1.045%	08/25/35	996	752,469
Ser. 2004-OPT1, Class A1A(a)	AAA(c)	0.505%	06/25/35	2,673	2,227,985
Morgan Stanley ABS Capital I Ser. 2002-NC6, Class M2(a)	C	3.395%	11/25/32	167	45,955
Ser. 2003-HE1, Class M1(a)	Ba2	1.445%	05/25/33	1,811	1,519,737
Ser. 2003-HE3, Class M1(a)	Ba3	1.265%	10/25/33	1,345	1,062,591
Ser. 2004-NC1, Class M1(a)	Baa2	1.295%	12/27/33	1,096	959,996
Ser. 2004-OP1, Class M1(a)	Aa1	1.115%	11/25/34	3,688	2,745,071
Ser. 2004-WMC1, Class M1(a)	Ba1	1.175%	06/25/34	2,828	2,271,772
Ser. 2004-WMC2, Class M1(a)	Ba3	1.160%	07/25/34	2,431	2,027,923
New Century Home Equity Loan Trust Ser. 2003-4, Class M1(a)	Baa3	1.370%	10/25/33	4,066	3,453,032
Ser. 2004-4, Class M1(a)	Ba1	1.010%	02/25/35	3,048	2,319,911
Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2(a)	Aa3	1.045%	12/25/34	792	690,148
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Baa3	5.221%	02/25/34	1,000	948,440
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	B2	1.370%	12/25/32	444	344,536
Securitized Asset Backed Receivables LLC Trust Ser. 2004-NC1, Class M1(a)	B1	1.025%	02/25/34	4,359	3,387,023
Ser. 2006-FR1, Class M1(a)	C	0.645%	11/25/35	2,000	170,302
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	A1	1.010%	02/25/35	76	67,319
Structured Asset Investment Loan Trust Ser. 2004-2, Class A4(a)	AAA(c)	0.950%	03/25/34	2,297	1,699,968
Ser. 2004-7, Class A8(a)	AAA(c)	1.445%	08/25/34	1,400	1,029,015

SEE NOTES TO FINANCIAL STATEMENTS.

A29

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Residential Mortgage-Backed Securities (continued)
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)	CC(c)	3.245%	07/25/32		$1,228	$989,390

						62,361,049

TOTAL ASSET-BACKED SECURITIES (cost $143,349,874)						141,191,778

BANK LOANS — 1.9%
Automotive — 0.2%
Chrysler Group LLC(a)	Ba2	6.000%	05/24/17		1,377	1,384,612
Schaeffler AG(a)	B1	6.000%	01/27/17		1,500	1,497,657

						2,882,269

Chemicals — 0.1%
Ashland, Inc.(a)	Baa3	3.750%	08/23/18		225	225,116
Rockwood Holdings, Inc.(a)	Ba1	3.500%	02/09/18		1,373	1,371,315

						1,596,431

Consumer
Huish Detergents, Inc.(a)	Ba3	2.250%	04/26/14		200	190,375

Foods — 0.2%
Del Monte Foods Co.(a)	B(c)	4.500%	03/08/18		1,798	1,766,777
OSI Restaurant Partners, Inc.(a)	B3	0.061%	06/14/13		442	433,651
OSI Restaurant Partners, Inc.(a)	B3	2.563%	06/14/14		1,005	986,408

						3,186,836

Gaming — 0.2%
CCM Merger, Inc.(a)	B2	6.000%	03/01/17		2,733	2,702,483

Healthcare & Pharmaceutical — 0.4%
HCA, Inc.(a)	Ba3	3.495%	05/01/18		462	447,883
HCA, Inc.(a)	Ba3	3.711%	03/31/17		1,108	1,074,852
RPI Finance Trust(a)	Baa2	4.000%	05/09/18		3,954	3,910,810

						5,433,545

Media & Entertainment — 0.2%
ProSiebenSat.1 Media AG (Germany)(a)	Ba2	3.181%	07/01/16	EUR	2,900	3,466,069

Real Estate Investment Trusts — 0.1%
C.B. Richard Ellis Services, Inc.(a)	Ba1	3.741%	09/04/19		1,112	1,096,988

Technology — 0.5%
First Data Corp.(a)	B1	4.245%	03/26/18		2,411	2,210,107
First Data Corp.(a)	B1	5.245%	03/24/17		183	173,807
Flextronics International Ltd. (Singapore)(a)	Ba1	2.489%	10/01/14		1,084	1,059,220
Flextronics International Ltd. (Singapore)(a)	Ba1	2.495%	10/01/14		117	114,412
Freescale Semiconductor, Inc.(a)	B1	4.489%	12/01/16		1,750	1,652,000
Sensata Technologies, Inc.(a)	Ba2	4.000%	05/12/18		1,272	1,261,916

						6,471,462

TOTAL BANK LOANS (cost $27,316,513)						27,026,458

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19		911	933,423
Mastr Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19		193	199,520
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	Baa1	2.740%	02/25/34		1,874	1,811,891
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(c)	5.000%	03/25/20		741	699,434

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,749,111)						3,644,268

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.4%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banc of America Commercial Mortgage, Inc. Ser. 2006-1, Class A2	Aaa	5.334%	09/10/45	$54	$54,496
Ser. 2006-5, Class A2	Aaa	5.317%	09/10/47	2,885	2,901,180
Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	3,458	3,533,495
Ser. 2007-1, Class A2	Aaa	5.381%	01/15/49	953	952,565
Ser. 2007-1, Class A3	Aaa	5.449%	01/15/49	3,500	3,688,083
Ser. 2007-4, Class A3(a)	AAA(c)	5.984%	02/10/51	6,460	6,723,723
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	2,445	2,602,189
Bear Stearns Commercial Mortgage Securities Ser. 2005-PWR9, Class A2	Aaa	4.735%	09/11/42	834	846,852
Ser. 2005-T20, Class A2(a)	Aaa	5.127%	10/12/42	1,159	1,158,670
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 2006-CD2, Class A2	Aaa	5.408%	01/15/46	39	40,058
Ser. 2006-CD2, Class AAB(a)	Aaa	5.512%	01/15/46	2,136	2,188,989
Ser. 2007-CD4, Class A3	Aaa	5.293%	12/11/49	2,515	2,655,143
Commercial Mortgage Pass-Through Certificates Ser. 2006-C7, Class A3(a)	AAA(c)	5.879%	06/10/46	2,703	2,711,539
Ser. 2006-C7, Class A4(a)	AAA(c)	5.941%	06/10/46	4,000	4,503,900
Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	2,985	2,998,918
Credit Suisse Mortgage Capital Certificates Ser. 2006-C1, Class A4(a)	AAA(c)	5.593%	02/15/39	4,400	4,917,378
Ser. 2006-C1, Class AM(a)	AA-(c)	5.593%	02/15/39	970	1,051,238
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	1,833	1,831,101
Ser. 2007-C4, Class A2(a)	Aaa	5.966%	09/15/39	316	317,757
Ser. 2007-C4, Class A3(a)	Aaa	5.966%	09/15/39	10,550	10,999,609
FHLMC Multifamily Structured Pass Through Certificates, I/O Ser. K704, Class X1(a)	NR	2.165%	08/25/18	9,988	1,010,205
Ser. K501, Class X1A(a)	Aaa	1.880%	08/25/16	12,471	675,752
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	7,779	7,771,241
GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4	AAA(c)	5.238%	11/10/45	1,280	1,389,306
Greenwich Capital Commercial Funding Corp. Ser. 2005-GG3, Class AJ	Aa2	4.859%	08/10/42	1,700	1,762,752
Ser. 2005-GG5, Class A2	Aaa	5.117%	04/10/37	5,217	5,235,742
Ser. 2005-GG5, Class A5	Aa2	5.224%	04/10/37	4,900	5,354,926
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,651	3,735,630
GS Mortgage Securities Corp. II Ser. 2006-GG6, Class A4	AA-(c)	5.553%	04/10/38	6,700	7,450,869
Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	876	877,719
Ser. 2007-GG10, Class A2	Aaa	5.778%	08/10/45	3,292	3,319,398
JPMorgan Chase Commercial Mortgage Securities Corp. Ser. 2005-LDP4, Class AM(a)	Aa2	4.999%	10/15/42	1,820	1,947,948
Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	5,000	5,575,045
Ser. 2006-LDP6, Class A4	Aaa	5.475%	04/15/43	1,640	1,833,046
Ser. 2006-LDP7, Class A2(a)	Aaa	6.050%	04/15/45	115	114,801
Ser. 2007-LD11, Class A2(a)	Aaa	5.994%	06/15/49	8,408	8,420,929
Ser. 2007-LD12, Class A3(a)	Aaa	6.179%	02/15/51	9,200	9,772,875
LB-UBS Commercial Mortgage Trust Ser. 2005-C7, Class AM(a)	AA(c)	5.263%	11/15/40	2,100	2,279,926
Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	2	1,738
Ser. 2006-C7, Class A2	AAA(c)	5.300%	11/15/38	995	1,011,747
Ser. 2007-C1, Class A2	AAA(c)	5.318%	02/15/40	1,464	1,474,443
Ser. 2007-C6, Class A2	Aaa	5.845%	07/15/40	1,707	1,744,990
Merrill Lynch Mortgage Trust Ser. 2006-C1, Class A4(a)	AAA(c)	5.848%	05/12/39	7,920	8,993,826
Ser. 2007-C1, Class A3(a)	A+(c)	6.041%	06/12/50	690	712,057

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 2006-1, Class A4(a)	AAA(c)	5.607%	02/12/39	$3,000	$3,364,578
Ser. 2006-2, Class A4(a)	Aaa	6.093%	06/12/46	2,625	2,975,614
Ser. 2006-4, Class A2	Aaa	5.112%	12/12/49	979	980,680
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	3,386	3,384,790
Morgan Stanley Capital I, Inc. Ser. 2006-HQ8, Class A4(a)	Aaa	5.600%	03/12/44	10,000	11,142,130
Ser. 2006-HQ10, Class A4	Aaa	5.328%	11/12/41	2,500	2,765,410
Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	2,475	2,811,605
Ser. 2006-T23, Class A3(a)	AAA(c)	5.984%	08/12/41	1,318	1,354,033
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654%	04/15/49	6,005	6,437,151
Wachovia Bank Commercial Mortgage Trust Ser. 2003-C9, Class A3	AAA(c)	4.608%	12/15/35	346	348,065
Ser. 2005-C20, Class AMFX(a)	Aa1	5.179%	07/15/42	3,145	3,409,815
Ser. 2006-C23, Class A4	Aaa	5.418%	01/15/45	7,838	8,712,321
Ser. 2006-C24, Class A3	Aaa	5.558%	03/15/45	2,050	2,303,899
Ser. 2006-C25, Class A4(a)	Aaa	5.922%	05/15/43	6,000	6,819,606
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	263	262,451
Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	5,150	5,636,299
Ser. 2007-C33, Class A2(a)	Aaa	6.052%	02/15/51	3,918	3,914,046
Ser. 2007-C33, Class A3(a)	Aaa	6.097%	02/15/51	4,564	4,800,963
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,488	3,530,914

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $197,601,790)					214,098,164

CORPORATE BONDS — 43.6%
Aerospace & Defense — 0.3%
BE Aerospace, Inc., Sr. Unsec’d. Notes(d)	Ba2	8.500%	07/01/18	1,480	1,618,750
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	746,630
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375%	10/15/15	1,420	1,451,063

					3,816,443

Airlines — 0.5%
Continental Airlines 2001-1 Class A-1 Pass Through Trust, Pass-thru Certs., Ser. 01A1(b)	Baa2	6.703%	06/15/21	2	2,590
Continental Airlines 2001-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 011B	Ba1	7.373%	12/15/15	394	400,794
Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa1	5.983%	04/19/22	1,687	1,830,616
Continental Airlines 2010-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A(d)	Baa2	4.750%	01/12/21	549	575,301
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa2	6.821%	08/10/22	1,360	1,461,562
Delta Air Lines 2010-2 Class A Pass Through Trust, Pass-thru Certs., Ser. 2A	Baa2	4.950%	05/23/19	738	783,653
Delta Air Lines 2011-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300%	04/15/19	791	844,688
UAL 2007-1 Pass Through Trust, Pass-thru Certs., Ser. 071A, Class A	Baa3	6.636%	07/02/22	1,013	1,058,595

					6,957,799

Automotive — 0.6%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	09/15/20	825	898,561
Delphi Corp., Gtd. Notes	Ba2	5.875%	05/15/19	1,400	1,494,500
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A	Baa3	3.984%	06/15/16	1,050	1,081,404
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A	Baa3	4.207%	04/15/16	3,925	4,075,634
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	660	714,699

					8,264,798

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking — 9.5%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	$2,785	$3,708,514
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16	3,570	3,724,099
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)	B1	8.000%	12/29/49	3,500	3,645,880
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	2,775	3,056,091
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	4,590	4,953,464
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	1,340	1,350,899
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	790	822,493
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.750%	05/22/19	1,610	1,878,139
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	7.250%	02/01/18	1,575	1,882,957
Capital One Capital V, Ltd. Gtd. Notes(d)	Baa3	10.250%	08/15/39	1,210	1,234,200
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	5.250%	02/21/17	2,460	2,658,623
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	782,581
Citigroup, Inc., Sr. Unsec’d. Notes(d)	Baa2	4.500%	01/14/22	1,000	1,032,854
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	11/21/17	2,050	2,271,242
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	2,500	2,791,435
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	4,120	5,498,119
Citigroup, Inc., Unsec’d. Notes	Baa2	8.500%	05/22/19	1,375	1,698,168
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	3,065	2,134,760
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	2,005	2,333,561
Goldman Sachs Group, Inc. (The), Sr. Notes(d)	A3	6.250%	02/01/41	2,195	2,288,847
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(e)	A3	5.250%	07/27/21	2,055	2,087,506
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	2,250	2,375,109
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	2,420	2,583,517
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	A3	6.150%	04/01/18	1,355	1,468,928
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	A3	6.250%	09/01/17	3,195	3,473,825
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	440	431,223
Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A(d)	A1	4.500%	10/30/15	4,035	4,275,458
HSBC Holdings PLC (United Kingdom), Sub. Notes	A3	6.500%	09/15/37	1,625	1,802,908
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	260	304,440
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba3	7.250%	08/29/49	2,380	2,112,250
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	Ba1	7.900%	04/29/49	6,130	6,720,258
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	4,245	4,365,575
JPMorgan Chase & Co., Sr. Unsec’d. Notes(e)	A2	4.250%	10/15/20	600	630,308
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	A2	4.400%	07/22/20	5,100	5,379,123
KeyCorp, Sr. Unsec’d. Notes, MTN(d)	Baa1	5.100%	03/24/21	1,155	1,288,182
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes(a)	B2	7.378%	10/29/49	1,590	1,592,498
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	A2	5.800%	01/13/20	2,650	2,832,879
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN(d)	Baa2	6.050%	08/15/12	1,500	1,508,270
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.500%	07/28/21	1,650	1,625,674
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	2,635	2,607,860
Morgan Stanley, Sr. Unsec’d. Notes(d)	Baa1	5.750%	01/25/21	1,920	1,893,200
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.450%	01/09/17	4,035	4,074,910
PNC Funding Corp., Gtd. Notes.	A3	2.700%	09/19/16	2,325	2,409,544
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	A3	3.400%	08/23/13	1,720	1,737,811
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec’d. Notes, MTN	Baa1	6.400%	10/21/19	1,525	1,626,196
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	04/19/16	525	507,336
Shinhan Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.125%	10/04/16	2,200	2,315,861
State Street Corp., Jr. Sub. Debs.(a)	A3	4.956%	03/15/18	3,025	3,239,630
Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	Baa2	6.250%	04/20/21	1,225	1,249,500
US Bancorp, Jr. Sub. Notes	A2	3.442%	02/01/16	4,120	4,271,818
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	1,975	1,991,136
Wells Fargo & Co., Sr. Unsec’d. Notes(a)	A2	3.676%	06/15/16	7,240	7,706,256

					132,235,915

Brokerage — 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)(f)	NR	6.875%	05/02/18	2,740	637,050

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Building Materials & Construction — 0.7%
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13		$2,600	$2,729,516
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125%	06/26/22		2,500	2,475,750
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.150%	05/15/15		4,695	4,962,470

						10,167,736

Cable — 2.1%
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(d)	B3	8.625%	11/15/17		2,300	2,478,250
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(d)	Ba3	6.750%	11/15/21		2,225	2,369,625
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	04/15/14		3,025	3,327,500
CSC Holdings LLC, Sr. Unsec’d. Notes(d)	Ba3	8.625%	02/15/19		1,610	1,859,550
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16		2,825	2,979,643
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15		275	289,575
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42		1,375	1,383,867
Echostar DBS Corp., Gtd. Notes	Ba2	6.625%	10/01/14		1,400	1,501,500
Echostar DBS Corp., Gtd. Notes	Ba2	7.000%	10/01/13		2,000	2,105,000
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, Reg.-S	B1	8.875%	12/01/18	EUR	800	880,790
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26		750	1,011,013
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18		5,520	6,724,370
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18		1,996	2,185,620

						29,096,303

Capital Goods — 1.0%
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13		1,000	1,062,500
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba2	7.625%	08/15/16		1,350	1,409,063
Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A	A3	4.625%	01/13/22		1,140	1,195,030
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A	Baa3	3.125%	05/11/15		675	679,037
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98		1,100	1,146,268
Textron, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	10/01/19		2,350	2,765,919
United Technologies Corp., Sr. Unsec’d. Notes(d)	A2	4.500%	06/01/42		2,425	2,663,632
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875%	10/01/21		1,960	2,167,817

						13,089,266

Chemicals — 0.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41		450	551,234
Ashland, Inc., Sr. Sec’d. Notes	Baa3	9.125%	06/01/17		750	825,000
CF Industries, Inc., Gtd. Notes	Baa3	6.875%	05/01/18		785	931,206
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39		1,252	1,993,723
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40		350	411,571
Reliance Holdings USA, Inc., Gtd. Notes, 144A(d)	Baa2	5.400%	02/14/22		4,000	3,999,756
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.875%	04/01/23		3,058	3,778,480

						12,490,970

Consumer — 0.6%
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16		5,231	5,675,687
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.625%	10/01/18		2,000	2,270,000

						7,945,687

Electric — 1.8%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	9.750%	04/15/16		775	918,375
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Ba1	8.500%	04/22/15		1,275	1,416,844
El Paso Electric Co., Sr. Unsec’d. Notes(d)	Baa2	6.000%	05/15/35		2,325	2,743,033
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.350%	08/01/13		625	664,024
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	Baa1	6.000%	10/07/39		3,200	2,512,186
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa2	7.375%	01/15/14		3,700	3,959,855
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15		500	543,440

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric (continued)
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.200%	10/01/17	$1,930	$2,225,120
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.250%	10/01/39	1,900	2,058,167
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	1,150	1,087,226
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes (original cost $1,563,824; purchased 09/30/09)(b)(g)	Ba3	10.875%	06/01/16	1,600	1,756,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes(d)	Baa1	6.800%	09/01/18	260	310,768
Star Energy Geothermal Wayang Windu Ltd. (Virgin Islands (US)), Sr. Sec’d. Notes, Reg.-S	B2	11.500%	02/12/15	800	866,000
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.650%	05/15/18	1,953	2,175,480
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,256,688

					25,493,206

Energy – Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	870	979,477
LUKOIL International Finance BV (Netherlands), Gtd. Notes, 144A	Baa2	7.250%	11/05/19	1,300	1,462,500

					2,441,977

Energy – Other — 1.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	2,515	2,921,510
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	445	514,477
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	250	306,387
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	2,637	2,887,863
Forest Oil Corp., Gtd. Notes	B1	8.500%	02/15/14	1,000	1,040,000
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	1,650	1,714,427
Newfield Exploration Co., Sr. Sub. Notes	Ba2	6.625%	04/15/16	1,000	1,025,000
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,750	2,059,461
Precision Drilling Corp. (Canada), Gtd. Notes(d)	Ba1	6.625%	11/15/20	1,000	1,030,000
Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(d)	Baa3	5.875%	09/25/22	900	902,250
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	7.350%	12/15/41	275	332,722
Weatherford International Ltd. (Bermuda), Gtd. Notes(d)	Baa2	5.125%	09/15/20	1,165	1,250,685

					15,984,782

Foods — 2.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	6.875%	11/15/19	2,200	2,838,251
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	1,640	2,166,036
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	5,369	5,496,567
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625%	05/01/16	1,185	1,213,156
BRF - Brasil Foods SA (Brazil), Gtd. Notes, 144A(d)	Baa3	5.875%	06/06/22	900	927,000
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	B2	9.000%	02/10/17	1,000	1,065,000
Dole Food Co., Inc., Sec’d. Notes	B2	13.875%	03/15/14	2,600	2,941,250
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	1,500	1,633,125
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(g)	B1	7.250%	06/01/21	1,330	1,236,900
Kraft Foods Group, Inc., Gtd. Notes, 144A	Baa2	5.000%	06/04/42	900	952,538
Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A	B2	12.250%	02/10/22	1,325	1,378,000
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	4,715	5,380,994
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	2,200	2,244,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	B2	7.500%	11/15/14	2,415	2,451,225
Tyson Foods, Inc., Gtd. Notes(a)	Baa3	6.850%	04/01/16	1,000	1,143,750
Wendy’s Co. (The), Gtd. Notes	B3	10.000%	07/15/16	2,750	2,959,715

					36,027,507

Gaming — 1.0%
Ameristar Casinos, Inc., Gtd. Notes(d)	B3	7.500%	04/15/21	1,550	1,658,500
Marina District Finance Co., Inc., Sr. Sec’d. Notes(d)	B2	9.500%	10/15/15	1,710	1,658,700
MGM Resorts International, Sr. Sec’d. Notes(d)	Ba2	10.375%	05/15/14	1,115	1,257,162
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	3,875	4,417,500

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Gaming (continued)
Pinnacle Entertainment, Inc., Gtd. Notes(d)	B1	8.625%	08/01/17	$2,500	$2,718,750
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $1,404,000; purchased 06/22/11-06/28/12)(b)(d)(g)	B1	11.375%	07/15/16	1,300	1,381,250

					13,091,862

Healthcare & Pharmaceutical — 1.2%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	2,515	2,625,446
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	405	438,107
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	3,750	3,830,228
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19	2,500	2,662,500
Gilead Sciences, Inc., Sr. Unsec’d. Notes(d)	Baa1	5.650%	12/01/41	825	961,669
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18	2,250	2,525,625
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	1,000	1,062,500
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	320	350,400
Mylan, Inc., Gtd. Notes, 144A(d)	Ba2	7.625%	07/15/17	2,030	2,233,000

					16,689,475

Healthcare Insurance — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	1,900	2,485,759
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	4.375%	12/15/20	745	794,535
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,387,830
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	750	853,495
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	4,025	4,390,148
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	760	1,007,626
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	195	261,004
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	4.625%	05/15/42	700	721,614

					12,902,011

Insurance — 2.8%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	5.500%	11/15/20	430	451,711
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500%	08/01/16	2,475	2,853,603
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	225	252,699
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.250%	05/15/13	1,820	1,856,335
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%	10/01/15	315	334,335
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	950	1,074,903
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	2,005	2,420,410
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	3,700	4,090,435
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,549,673
Chubb Corp. (The), Jr. Sub. Notes(a)(d)	A3	6.375%	03/29/67	1,775	1,832,687
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,447,092
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22	500	514,878
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35	1,030	1,053,694
Lincoln National Corp., Jr. Sub. Notes(a)	Ba1	6.050%	04/20/67	350	320,250
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	1,265	1,492,062
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,592,988
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	8.875%	06/01/39	1,200	1,719,448
MetLife, Inc., Sr. Unsec’d. Notes(d)	A3	7.717%	02/15/19	2,000	2,533,002
Northwestern Mutual Life Insurance, Sub. Notes, 144A(d)	Aa2	6.063%	03/30/40	500	608,809
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	850	956,399
Progressive Corp. (The), Jr. Sub. Notes(a)(d)	A2	6.700%	06/15/37	1,015	1,055,600
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	2,310	2,982,818
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	500	537,804
Willis Group Holdings PLC (Ireland), Gtd. Notes	Baa3	4.125%	03/15/16	1,280	1,338,127
XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E(a)(d)	Ba1	6.500%	12/31/49	1,880	1,527,500
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	147,472

					38,544,734

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Lodging — 0.8%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	$3,938	$4,489,320
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	4,715	4,785,725
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	5.750%	02/01/18	2,150	2,390,499

					11,665,544

Media & Entertainment — 2.6%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	244,312
CBS Corp., Gtd. Notes	Baa2	8.200%	05/15/14	4,800	5,434,219
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	269,839
Liberty Interactive LLC, Sr. Unsec’d. Notes	B3	5.700%	05/15/13	800	818,000
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	1,350	1,485,170
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	460	521,201
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	1,430	1,672,180
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	65	77,667
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,669,684
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.500%	05/01/16	2,800	3,185,000
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	1,400	1,603,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba2	4.950%	04/01/14	7,000	7,087,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba2	8.600%	08/15/16	4,750	5,035,000
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28	2,153	2,683,454
Time Warner Cos., Inc., Gtd. Notes(d)	Baa2	7.250%	10/15/17	1,440	1,794,642
Viacom, Inc., Sr. Unsec’d. Notes(d)	Baa1	6.750%	10/05/37	1,820	2,311,737

					35,892,605

Metals — 2.4%
Adaro Indonesia PT (Indonesia), Gtd. Notes, Reg.-S(d)	Ba1	7.625%	10/22/19	745	789,700
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	Baa3	6.125%	06/01/18	1,585	1,607,106
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	Baa3	6.250%	02/25/22	850	832,497
Berau Capital Resources Pte Ltd. (Singapore), Gtd. Notes, Reg.-S	B1	12.500%	07/08/15	1,600	1,760,000
Bumi Investment Pte Ltd. (Singapore), Sr. Sec’d. Notes, MTN, Reg.-S	Ba3	10.750%	10/06/17	2,260	2,231,750
Century Aluminum Co., Sec’d. Notes	B(c)	8.000%	05/15/14	2,100	2,079,000
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, Reg.-S	B1	9.750%	11/05/16	2,025	2,181,938
Metals USA, Inc., Sr. Sec’d. Notes(d)	B2	11.125%	12/01/15	7,450	7,757,312
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	2,025	2,304,608
Novelis, Inc. (Canada), Gtd. Notes(d)	B2	8.375%	12/15/17	3,525	3,771,750
Peabody Energy Corp., Gtd. Notes, 144A(d)	Ba1	6.000%	11/15/18	4,075	4,054,625
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Bonds, 144A	B1	7.750%	04/27/17	1,000	985,000
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	10.250%	05/15/16	287	320,364
Xstrata Canada Financial Corp. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	1,825	1,859,695

					32,535,345

Non-Captive Finance — 2.5%
CIT Group, Inc., Gtd. Notes, 144A	B1	7.000%	05/02/17	374	375,015
GATX Corp., Sr. Unsec’d. Notes	Baa2	4.750%	10/01/12	1,500	1,512,478
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(d)	A1	5.875%	01/14/38	675	774,902
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	A1	6.000%	08/07/19	6,315	7,389,030
General Electric Capital Corp., Sub. Notes(d)	A2	5.300%	02/11/21	1,185	1,330,023
HSBC Finance Corp., Sr. Sub. Notes	Baa2	6.676%	01/15/21	295	319,401
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500%	09/01/14	2,875	3,033,125
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16	1,125	1,141,405
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	Ba3	6.250%	05/15/19	1,400	1,426,250
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	3.833%	09/29/36	6,100	4,943,361
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(b)	Baa1	1.194%	07/03/33	2,339	1,520,446
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	1,385	1,454,250
SLM Corp., Sr. Unsec’d. Notes, MTN(d)	Ba1	5.050%	11/14/14	4,150	4,274,309
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	3,200	3,584,000

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Non-Captive Finance (continued)
SLM Corp., Unsec’d. Notes, MTN	Ba1	6.000%	01/25/17		$1,075	$1,110,503
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(d)	Caa1	6.900%	12/15/17		1,000	798,120

						34,986,618

Packaging — 0.8%
Greif Luxembourg Finance SCA (Luxembourg), Gtd. Notes, 144A, MTN	Ba2	7.375%	07/15/21	EUR	1,470	1,925,399
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19		1,815	2,069,100
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	5.625%	07/15/13		6,600	6,814,500

						10,808,999

Paper — 0.8%
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41		675	761,009
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39		1,000	1,248,517
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18		2,205	2,778,584
MeadWestvaco Corp., Sr. Unsec’d. Notes(d)	Ba1	7.375%	09/01/19		4,400	5,237,390
Rock-Tenn Co., Unsec’d. Notes, 144A(d)	Ba1	4.450%	03/01/19		1,165	1,196,678

						11,222,178

Pipelines & Other — 0.4%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33		1,550	1,859,228
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20		1,345	1,508,988
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16		2,275	2,676,374

						6,044,590

Railroads — 0.1%
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	4.163%	07/15/22		1,268	1,412,666

Real Estate Investment Trusts — 0.7%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14		2,900	3,136,553
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20		8	9,568
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17		45	46,323
Simon Property Group LP, Sr. Unsec’d. Notes	A3	3.375%	03/15/22		325	326,436
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18		40	47,330
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%	04/01/19		1,685	2,363,728
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	5.750%	09/02/15		4,000	4,349,844

						10,279,782

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39		2,000	2,485,922
Macy’s Retail Holdings, Inc., Gtd. Notes(d)	Baa3	3.875%	01/15/22		600	630,824
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16		2,565	2,789,437
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41		1,190	1,548,752

						7,454,935

Technology — 1.7%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17		1,530	1,660,050
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15		600	619,453
Avaya, Inc., Gtd. Notes, PIK	Caa2	10.125%	11/01/15		2,500	2,075,000
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15		195	202,129
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16		545	561,837
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(c)	10.000%	07/15/13		1,789	1,923,175
Seagate HDD Cayman (Cayman Islands), Gtd. Notes(d)	Ba1	6.875%	05/01/20		2,875	3,090,625
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750%	12/15/18		1,700	1,880,625
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14		2,794	3,101,340
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	7.625%	11/15/20		1,700	1,810,500
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.250%	08/15/15		2,610	2,681,775
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B3	11.375%	06/15/18		1,850	2,176,063
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15		2,000	2,120,508

						23,903,080

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Telecommunications — 1.9%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40		$795	$978,503
AT&T Corp., Gtd. Notes(a)	A2	8.000%	11/15/31		103	152,605
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40		483	554,321
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39		1,990	2,561,170
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Baa2	9.625%	12/15/30		328	493,290
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.750%	05/01/17		3,000	3,251,250
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18		2,960	4,050,420
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A(d)	B1	12.000%	04/01/14		1,910	2,120,100
Eileme 2 AB (Sweden), Gtd. Notes, 144A	B3	11.625%	01/31/20		1,700	1,746,750
Embarq Corp., Sr. Unsec’d. Notes
(original cost $1,303,800; purchased 04/22/10)(b)(g)	Baa3	7.995%	06/01/36		1,250	1,305,744
MetroPCS Wireless, Inc., Gtd. Notes(d)	B2	7.875%	09/01/18		775	804,062
Nextel Communications, Inc., Gtd. Notes, Ser. E	B+(c)	6.875%	10/31/13		1,205	1,209,519
Qwest Corp., Sr. Unsec’d. Notes(a)	Baa3	3.718%	06/15/13		3,750	3,753,521
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	5.134%	04/27/20		1,090	938,909
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	7.045%	06/20/36		5	4,371
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A(b)	Ba3	9.125%	04/30/18		200	212,500
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Unsec’d. Notes, 144A	Ba3	7.748%	02/02/21		1,300	1,255,462
Wind Acquisition Finance SA (Luxembourg), Gtd. Notes, 144A	B3	11.750%	07/15/17	EUR	450	455,581

						25,848,078

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38		2,715	4,317,035
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16		515	536,868
Lorillard Tobacco Co., Gtd. Notes(d)	Baa2	8.125%	06/23/19		895	1,110,759

						5,964,662

TOTAL CORPORATE BONDS (cost $565,134,652)						603,896,603

FOREIGN AGENCIES — 2.7%
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.125%	09/09/15		2,000	2,119,832
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	4.950%	05/23/16		1,950	2,019,206
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19		2,845	3,548,540
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19		2,055	2,563,181
Gazprom International SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	BBB+(c)	7.201%	02/01/20		566	617,918
IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN	Aa3	5.500%	03/01/22		2,375	2,588,750
Kazmunaygas National Co. (Kazakhstan), Gtd. Notes, 144A(d)	Baa3	8.375%	07/02/13		1,200	1,261,056
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	A1	3.875%	05/04/17		2,600	2,764,213
Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN	A1	4.500%	03/23/15		1,785	1,884,744
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	A1	4.625%	11/16/21		600	650,482
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A(d)	A1	4.750%	07/13/21		1,650	1,793,733
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14		2,730	2,936,448
National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A, MTN	A1	3.500%	02/08/17		1,575	1,613,345
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(d)	A3	5.375%	01/27/21		4,225	4,553,582
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14		3,435	2,954,100

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

FOREIGN AGENCIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(d)	Baa1	4.875%	01/24/22	$2,100	$2,268,000
Sinopec Group Overseas Development 2012 Ltd. (British Virgin Islands), Gtd. Notes, 144A(d)	Aa3	4.875%	05/17/42	1,095	1,160,731

TOTAL FOREIGN AGENCIES (cost $34,843,079)					37,297,861

MORTGAGE-BACKED SECURITIES — 6.4%
Federal Home Loan Mortgage Corp.		5.000%	07/01/19	316	341,013
Federal Home Loan Mortgage Corp.		5.500%	10/01/33-06/01/34	2,399	2,665,211
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	13,000	14,127,344
Federal Home Loan Mortgage Corp.		6.000%	11/01/33-06/01/34	1,722	1,927,305
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	1,500	1,643,438
Federal Home Loan Mortgage Corp.		6.500%	07/01/32-09/01/32	1,409	1,609,035
Federal Home Loan Mortgage Corp.		7.000%	10/01/32	167	196,574
Federal National Mortgage Association		3.500%	TBA 30 YR	8,000	8,386,250
Federal National Mortgage Association		3.500%	TBA 30 YR	4,000	4,204,375
Federal National Mortgage Association		4.000%	05/01/19	234	252,765
Federal National Mortgage Association		4.500%	12/01/18-02/01/35	1,835	1,992,685
Federal National Mortgage Association		5.500%	03/01/17-09/01/34	6,347	6,963,968
Federal National Mortgage Association		6.000%	09/01/17-11/01/36	4,722	5,272,067
Federal National Mortgage Association		6.500%	12/01/14-11/01/33	3,146	3,577,483
Federal National Mortgage Association		7.000%	05/01/32-06/01/32	238	281,813
Government National Mortgage Association		4.500%	TBA 30 YR	20,000	21,984,374
Government National Mortgage Association		5.500%	01/15/33-07/15/35	4,787	5,368,286
Government National Mortgage Association		6.000%	12/15/32-11/15/34	3,784	4,331,870
Government National Mortgage Association		6.500%	09/15/32-11/15/33	3,007	3,499,332
Government National Mortgage Association		7.500%	10/15/25-02/15/26	74	86,950

TOTAL MORTGAGE-BACKED SECURITIES (cost $85,243,240)					88,712,138

MUNICIPAL BONDS — 1.8%
Bay Area Toll Authority, Revenue Bonds, BABs	A1	6.907%	10/01/50	1,125	1,585,755
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	1,380	1,766,924
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,375	1,553,846
New Jersey State Turnpike Authority, Revenue Bonds, Ser. 2010A, BABs	A3	7.102%	01/01/41	1,175	1,658,477
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	2,050	2,999,929
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	695	838,413
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	450	510,386
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	615	792,532
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	800	954,808
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	1,000	1,340,380
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	2,280	2,848,267
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	725	936,389
State of Illinois, General Obligation Bonds	A2	4.421%	01/01/15	5,030	5,293,321
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	425	517,242
University of California, Revenue Bonds, BABs	Aa1	5.770%	05/15/43	1,400	1,708,504

TOTAL MUNICIPAL BONDS (cost $20,822,784)					25,305,173

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

SOVEREIGNS — 2.0%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, Ser. E, MTN	NR	2.750%	03/05/15		$1,945	$1,973,592
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	4.875%	05/05/21		1,600	1,744,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	7.250%	04/20/15		1,600	1,794,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	10.375%	05/04/14		1,400	1,597,750
Indonesia Government International Bond (Indonesia), Unsec’d. Notes, 144A	Baa3	3.750%	04/25/22		2,000	1,995,000
Ireland Government Bond (Ireland), Bonds	Ba1	4.000%	01/15/14	EUR	800	991,732
Ireland Government Bond (Ireland), Bonds	Ba1	4.500%	04/18/20	EUR	1,850	2,082,432
Italy Buoni Poliennali del Tesoro (Italy), Bonds	A3	4.750%	05/01/17	EUR	1,415	1,769,520
Jamaica Government International Bond (Jamaica), Sr. Unsub. Notes	B3	11.000%	07/27/12	EUR	620	782,875
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-thru Certs., 144A(i)	Baa3	2.270%	05/31/18		1,186	1,043,503
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, Reg.-S	Baa3	7.500%	10/14/14	EUR	1,020	1,455,068
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	Ba2	6.250%	03/15/16	EUR	200	274,930
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.250%	01/20/20		2,110	2,432,830
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	6.400%	01/20/40		1,090	1,387,025
Russian Foreign Bond — Eurobond (Russia), Sr. Unsec’d. Notes, 144A(a)	Baa1	7.500%	03/31/30		982	1,179,100
South Africa Government Bond (South Africa), Bonds, Ser. R214	A3	6.500%	02/28/41	ZAR	18,400	1,746,379
Spain Government Bond (Spain), Bonds	Baa3	4.250%	10/31/16	EUR	3,000	3,605,581

TOTAL SOVEREIGNS (cost $27,321,916)						27,855,317

U.S. GOVERNMENT TREASURY SECURITIES — 2.7%
U.S. Treasury Bonds(d)		3.000%	05/15/42		14,365	15,045,097
U.S. Treasury Bonds		3.125%	02/15/42		3,175	3,410,147
U.S. Treasury Notes		0.250%	05/31/14		14,271	14,253,161
U.S. Treasury Notes		0.625%	05/31/17		2,870	2,856,772
U.S. Treasury Notes		0.375%	06/15/15		615	614,471
U.S. Treasury Notes		1.750%	05/15/22		1,030	1,038,369

TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $37,079,057)						37,218,017

				Shares
PREFERRED STOCK — 0.1%
Banking — 0.1%
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)					45,000	1,228,050

TOTAL LONG-TERM INVESTMENTS (cost $1,143,587,016)						1,207,473,827

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

SHORT-TERM INVESTMENTS — 23.6%	Shares	Value (Note 2)

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(j) (cost $166,759,100)	16,880,300	$151,753,893
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (Note 4)(j)(k) (cost $175,686,628; includes $101,412,837 of cash collateral received for securities on loan)	175,686,628	175,686,628

TOTAL SHORT-TERM INVESTMENTS (cost $342,445,728)		327,440,521

TOTAL INVESTMENTS — 110.7% (cost $1,486,032,744)		1,534,914,348
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (10.7)%		(148,774,885)

NET ASSETS — 100.0%		$1,386,139,463

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg.-S	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BTP	Buoni del Tesoro Poliennali — Long Term Treasury Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Association
I/O	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand
BBR	New Zealand Bank Bill Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
NIBOR	Norway Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

†	The ratings reflected are as of June 30, 2012. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2012.

(b)	Indicates a security that has been deemed illiquid.

(c)	Standard & Poor’s Rating.

(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $99,893,476; cash collateral of $101,412,837 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $5,498,549. The aggregate value of $5,679,894 is approximately 0.4% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(i)	Represents zero coupon bond. Rate shown reflects the effective yield on June 30, 2012.

(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Long Positions:
393	2 Year U.S. Treasury Notes	Sep. 2012	$86,545,981	$86,533,687	$(12,294)
1,400	5 Year U.S. Treasury Notes	Sep. 2012	173,446,824	173,556,250	109,426
23	10 Year Euro-BTP	Sep. 2012	2,863,599	2,924,045	60,446
333	U.S. Long Bond	Sep. 2012	49,284,294	49,273,594	(10,700)
227	U.S. Ultra Bond	Sep. 2012	37,395,398	37,873,531	478,133

					625,011

Short Position:
160	10 Year U.S. Treasury Notes	Sep. 2012	21,364,456	21,340,000	24,456

					$649,467

Forward currency contracts outstanding at June 30, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 07/24/12	UBS AG	AUD	1,282	$1,267,100	$1,309,018	$41,918
Australian Dollar expiring 07/24/12	UBS AG	AUD	4,034	3,957,660	4,119,177	161,517
Australian Dollar expiring 07/24/12	JPMorgan Chase & Co.	AUD	2,106	2,065,300	2,150,681	85,381
Australian Dollar expiring 07/24/12	JPMorgan Chase & Co.	AUD	2,146	2,073,800	2,190,885	117,085
Australian Dollar expiring 07/24/12	UBS AG	AUD	2,139	2,074,100	2,183,897	109,797
Australian Dollar expiring 07/24/12	JPMorgan Chase & Co.	AUD	2,814	2,762,700	2,873,645	110,945
Australian Dollar expiring 07/24/12	JPMorgan Chase & Co.	AUD	2,047	2,038,100	2,090,117	52,017
Australian Dollar expiring 07/24/12	JPMorgan Chase & Co.	AUD	1,365	1,372,200	1,393,906	21,706
Australian Dollar expiring 07/24/12	Morgan Stanley	AUD	2,037	2,081,100	2,080,235	(865)
Brazilian Real expiring 07/11/12	UBS AG	BRL	6,811	3,642,480	3,382,703	(259,777)
Brazilian Real expiring 08/14/12	Citibank NA	BRL	8,405	4,225,700	4,146,100	(79,600)
Brazilian Real expiring 08/14/12	Citibank NA	BRL	2,780	1,408,400	1,371,449	(36,951)
Canadian Dollar expiring 07/23/12	UBS AG	CAD	4,229	4,225,100	4,151,908	(73,192)
Canadian Dollar expiring 07/23/12	UBS AG	CAD	6,704	6,558,883	6,581,182	22,299
Canadian Dollar expiring 07/23/12	JPMorgan Chase & Co.	CAD	2,878	2,770,900	2,824,924	54,024
Canadian Dollar expiring 07/23/12	JPMorgan Chase & Co.	CAD	1,425	1,381,400	1,398,557	17,157
Canadian Dollar expiring 07/23/12	JPMorgan Chase & Co.	CAD	2,132	2,072,000	2,092,640	20,640
Canadian Dollar expiring 07/23/12	JPMorgan Chase & Co.	CAD	2,083	2,031,900	2,044,932	13,032

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Canadian Dollar expiring 07/23/12	Morgan Stanley	CAD	2,120	$2,081,100	$2,081,484	$384
Chilean Peso expiring 07/12/12	JPMorgan Chase & Co.	CLP	1,863,014	3,768,994	3,713,642	(55,352)
Chilean Peso expiring 08/10/12	Citibank NA	CLP	1,050,040	2,150,400	2,084,242	(66,158)
Chilean Peso expiring 09/06/12	Citibank NA	CLP	721,499	1,385,500	1,426,964	41,464
Chilean Peso expiring 09/06/12	UBS AG	CLP	1,072,310	2,074,100	2,120,788	46,688
Chilean Peso expiring 09/06/12	Citibank NA	CLP	1,064,967	2,072,000	2,106,265	34,265
Chilean Peso expiring 09/06/12	UBS AG	CLP	1,030,681	2,031,900	2,038,457	6,557
Chilean Peso expiring 09/06/12	Citibank NA	CLP	1,051,788	2,081,100	2,080,201	(899)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	98,787	15,496,000	15,519,542	23,542
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	100,235	15,790,000	15,747,012	(42,988)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	24,658	3,895,900	3,873,848	(22,052)
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	49,235	7,782,400	7,734,926	(47,474)
Chinese Yuan Renminbi expiring 10/29/12	Morgan Stanley	CNY	14,861	2,351,100	2,330,212	(20,888)
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	5,019	791,966	788,566	(3,400)
Chinese Yuan Renminbi expiring 03/20/13	UBS AG	CNY	45,787	7,232,700	7,164,719	(67,981)
Colombian Peso expiring 08/08/12	Citibank NA	COP	5,461,231	3,049,263	3,038,716	(10,547)
Colombian Peso expiring 08/31/12	UBS AG	COP	3,785,695	2,065,300	2,099,811	34,511
Colombian Peso expiring 08/31/12	Citibank NA	COP	1,779,486	969,800	987,028	17,228
Colombian Peso expiring 08/31/12	UBS AG	COP	3,776,936	2,074,100	2,094,953	20,853
Colombian Peso expiring 08/31/12	UBS AG	COP	2,479,613	1,381,400	1,375,367	(6,033)
Colombian Peso expiring 08/31/12	UBS AG	COP	3,626,942	2,031,900	2,011,756	(20,144)
Czech Koruna expiring 07/25/12	JPMorgan Chase & Co.	CZK	55,160	2,813,100	2,734,960	(78,140)
Czech Koruna expiring 07/25/12	UBS AG	CZK	53,118	2,682,949	2,633,695	(49,254)
Czech Koruna expiring 07/25/12	UBS AG	CZK	42,117	2,072,000	2,088,249	16,249
Czech Koruna expiring 07/25/12	JPMorgan Chase & Co.	CZK	27,920	1,381,400	1,384,340	2,940
Czech Koruna expiring 07/25/12	UBS AG	CZK	41,214	2,048,900	2,043,473	(5,427)
Czech Koruna expiring 07/25/12	JPMorgan Chase & Co.	CZK	56,111	2,774,800	2,782,116	7,316
Euro expiring 07/26/12	JPMorgan Chase & Co.	EUR	220	281,300	278,238	(3,062)
Euro expiring 07/26/12	UBS AG	EUR	541	686,500	684,282	(2,218)
Euro expiring 07/26/12	UBS AG	EUR	69	85,676	86,743	1,067
Pound Sterling expiring 07/26/12	UBS AG	GBP	2,890	4,537,164	4,525,827	(11,337)
Pound Sterling expiring 07/26/12	UBS AG	GBP	1,744	2,717,400	2,730,941	13,541
Hungarian Forint expiring 07/25/12	UBS AG	HUF	640,359	2,715,700	2,825,809	110,109
Hungarian Forint expiring 07/25/12	UBS AG	HUF	479,669	2,058,200	2,116,708	58,508
Hungarian Forint expiring 07/25/12	UBS AG	HUF	314,191	1,373,100	1,386,478	13,378
Hungarian Forint expiring 07/25/12	Citibank NA	HUF	471,644	2,081,100	2,081,294	194
Indian Rupee expiring 01/07/13	UBS AG	INR	135,639	2,492,900	2,349,687	(143,213)
Indian Rupee expiring 01/07/13	UBS AG	INR	168,265	3,131,100	2,914,883	(216,217)
Indian Rupee expiring 01/07/13	Citibank NA	INR	125,401	2,353,400	2,172,337	(181,063)
Indian Rupee expiring 01/07/13	Citibank NA	INR	82,789	1,565,900	1,434,167	(131,733)
Indian Rupee expiring 01/07/13	UBS AG	INR	199,718	3,834,100	3,459,746	(374,354)
South Korean Won expiring 08/02/12	UBS AG	KRW	2,441,852	2,072,000	2,126,985	54,985
South Korean Won expiring 08/02/12	UBS AG	KRW	2,364,116	2,031,900	2,059,272	27,372
South Korean Won expiring 08/02/12	UBS AG	KRW	2,397,812	2,053,800	2,088,623	34,823
Mexican Nuevo Peso expiring 07/23/12	Citibank NA	MXN	8,373	602,919	626,244	23,325
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	38,842	2,813,100	2,905,004	91,904
Mexican Nuevo Peso expiring 07/23/12	Barclays Bank PLC	MXN	39,718	2,765,100	2,970,519	205,419
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	28,372	2,031,900	2,121,929	90,029
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	30,646	2,165,000	2,292,016	127,016
Mexican Nuevo Peso expiring 07/23/12	Citibank NA	MXN	44,016	3,157,606	3,291,962	134,356
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	18,910	1,373,100	1,414,252	41,152
Mexican Nuevo Peso expiring 07/23/12	Citibank NA	MXN	115	8,261	8,623	362
Malaysian Ringgit expiring 12/10/12	UBS AG	MYR	6,619	2,072,000	2,068,323	(3,677)
Malaysian Ringgit expiring 12/10/12	UBS AG	MYR	6,450	2,031,900	2,015,595	(16,305)
Norwegian Krone expiring 07/25/12	UBS AG	NOK	16,735	2,813,100	2,810,605	(2,495)
Norwegian Krone expiring 07/25/12	UBS AG	NOK	53,742	9,028,146	9,026,034	(2,112)
Norwegian Krone expiring 07/25/12	UBS AG	NOK	16,822	2,762,700	2,825,256	62,556
Norwegian Krone expiring 07/25/12	UBS AG	NOK	16,326	2,709,200	2,741,960	32,760
Norwegian Krone expiring 07/25/12	UBS AG	NOK	8,166	1,366,400	1,371,436	5,036

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Norwegian Krone expiring 07/25/12	Barclays Bank PLC	NOK	8,124	$1,373,600	$1,364,421	$(9,179)
Norwegian Krone expiring 07/25/12	Morgan Stanley	NOK	16,544	2,774,800	2,778,521	3,721
New Zealand Dollar expiring 07/24/12	JPMorgan Chase & Co.	NZD	2,747	2,078,200	2,194,855	116,655
New Zealand Dollar expiring 07/24/12	UBS AG	NZD	2,703	2,072,000	2,159,747	87,747
New Zealand Dollar expiring 07/24/12	JPMorgan Chase & Co.	NZD	2,728	2,072,000	2,179,722	107,722
New Zealand Dollar expiring 07/24/12	UBS AG	NZD	2,642	2,038,100	2,111,486	73,386
New Zealand Dollar expiring 07/24/12	JPMorgan Chase & Co.	NZD	1,759	1,369,200	1,405,383	36,183
New Zealand Dollar expiring 07/24/12	UBS AG	NZD	1,737	1,372,200	1,388,177	15,977
New Zealand Dollar expiring 07/24/12	UBS AG	NZD	2,598	2,081,100	2,076,086	(5,014)
Philippine Peso expiring 10/03/12	UBS AG	PHP	93,128	2,169,800	2,195,269	25,469
Philippine Peso expiring 10/03/12	UBS AG	PHP	61,689	1,452,700	1,454,170	1,470
Philippine Peso expiring 08/30/12	UBS AG	PHP	89,832	2,072,000	2,121,679	49,679
Philippine Peso expiring 08/30/12	UBS AG	PHP	58,222	1,366,400	1,375,118	8,718
Polish Zloty expiring 07/25/12	Citibank NA	PLN	9,564	2,813,100	2,861,640	48,540
Polish Zloty expiring 07/25/12	Barclays Bank PLC	PLN	4,767	1,381,400	1,426,269	44,869
Polish Zloty expiring 07/24/12	UBS AG	PLN	7,261	2,072,000	2,172,882	100,882
Polish Zloty expiring 07/25/12	Barclays Bank PLC	PLN	6,935	2,038,000	2,074,954	36,954
Polish Zloty expiring 07/25/12	UBS AG	PLN	4,634	1,373,100	1,386,557	13,457
Polish Zloty expiring 07/25/12	UBS AG	PLN	9,281	2,774,800	2,776,860	2,060
Russian Rouble expiring 07/17/12	Citibank NA	RUB	128,415	4,225,700	3,952,718	(272,982)
Russian Rouble expiring 07/17/12	Citibank NA	RUB	68,939	2,074,100	2,122,000	47,900
Russian Rouble expiring 07/17/12	Citibank NA	RUB	67,881	2,072,000	2,089,429	17,429
Russian Rouble expiring 07/17/12	Citibank NA	RUB	65,484	2,031,900	2,015,656	(16,244)
Swedish Krona expiring 07/25/12	Citibank NA	SEK	24,002	3,362,573	3,466,527	103,954
Swedish Krona expiring 07/25/12	UBS AG	SEK	19,902	2,770,900	2,874,302	103,402
Swedish Krona expiring 07/25/12	Barclays Bank PLC	SEK	14,493	2,031,900	2,093,106	61,206
Swedish Krona expiring 07/25/12	UBS AG	SEK	14,379	2,032,700	2,076,623	43,923
Swedish Krona expiring 07/25/12	UBS AG	SEK	14,413	2,081,100	2,081,561	461
Singapore Dollar expiring 07/24/12	JPMorgan Chase & Co.	SGD	13,233	10,408,755	10,446,191	37,436
Singapore Dollar expiring 07/24/12	UBS AG	SGD	3,572	2,813,100	2,819,929	6,829
Singapore Dollar expiring 07/24/12	UBS AG	SGD	2,672	2,078,200	2,109,154	30,954
Singapore Dollar expiring 07/24/12	UBS AG	SGD	3,530	2,762,700	2,786,965	24,265
Singapore Dollar expiring 07/24/12	JPMorgan Chase & Co.	SGD	2,642	2,072,000	2,085,768	13,768
Singapore Dollar expiring 07/24/12	JPMorgan Chase & Co.	SGD	2,607	2,059,600	2,057,753	(1,847)
Singapore Dollar expiring 07/25/12	JPMorgan Chase & Co.	SGD	3,515	2,774,800	2,774,532	(268)
Thai Baht expiring 07/18/12	UBS AG	THB	67,179	2,169,800	2,112,502	(57,298)
Thai Baht expiring 07/18/12	UBS AG	THB	67,005	2,171,200	2,107,037	(64,163)
Thai Baht expiring 07/18/12	UBS AG	THB	388,861	12,519,687	12,228,054	(291,633)
Thai Baht expiring 07/18/12	UBS AG	THB	44,801	1,452,700	1,408,811	(43,889)
Thai Baht expiring 11/30/12	UBS AG	THB	44,041	1,382,600	1,374,747	(7,853)
Thai Baht expiring 11/30/12	UBS AG	THB	44,043	1,385,500	1,374,789	(10,711)
Turkish Lira expiring 07/31/12	UBS AG	TRY	5,114	2,753,700	2,807,664	53,964
Turkish Lira expiring 07/31/12	JPMorgan Chase & Co.	TRY	3,892	2,078,200	2,136,684	58,484
Turkish Lira expiring 07/31/12	UBS AG	TRY	3,834	2,072,000	2,104,971	32,971
Turkish Lira expiring 07/31/12	Barclays Bank PLC	TRY	2,493	1,354,600	1,368,671	14,071
Turkish Lira expiring 07/31/12	Barclays Bank PLC	TRY	2,488	1,373,600	1,365,642	(7,958)
South African Rand expiring 07/31/12	UBS AG	ZAR	23,364	2,813,100	2,844,333	31,233
South African Rand expiring 07/31/12	UBS AG	ZAR	17,765	2,078,200	2,162,666	84,466
South African Rand expiring 07/31/12	UBS AG	ZAR	17,646	2,074,100	2,148,181	74,081
South African Rand expiring 07/31/12	JPMorgan Chase & Co.	ZAR	11,586	1,381,400	1,410,439	29,039
South African Rand expiring 07/31/12	UBS AG	ZAR	16,914	2,031,900	2,059,054	27,154
South African Rand expiring 07/31/12	Barclays Bank PLC	ZAR	11,356	1,373,100	1,382,453	9,353
South African Rand expiring 07/25/12	UBS AG	ZAR	17,144	2,081,100	2,089,055	7,955

				$347,053,582	$348,124,829	$1,071,247

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 07/24/12	JPMorgan Chase & Co.	AUD	4,135	$4,116,800	$4,221,939	$(105,139)
Australian Dollar expiring 07/24/12	JPMorgan Chase & Co.	AUD	2,140	2,067,300	2,184,779	(117,479)
Australian Dollar expiring 07/24/12	UBS AG	AUD	5,287	5,213,800	5,398,775	(184,975)
Brazilian Real expiring 07/11/12	Citibank NA	BRL	6,811	3,551,869	3,382,703	169,166
Brazilian Real expiring 08/14/12	Citibank NA	BRL	4,039	1,981,932	1,992,505	(10,573)
Brazilian Real expiring 08/14/12	Citibank NA	BRL	2,852	1,409,200	1,406,638	2,562
Brazilian Real expiring 08/14/12	UBS AG	BRL	4,294	2,113,700	2,118,407	(4,707)
Canadian Dollar expiring 07/23/12	Citibank NA	CAD	4,245	4,116,800	4,167,513	(50,713)
Canadian Dollar expiring 07/23/12	JPMorgan Chase & Co.	CAD	3,885	3,797,700	3,813,791	(16,091)
Canadian Dollar expiring 07/23/12	JPMorgan Chase & Co.	CAD	1,853	1,830,300	1,819,539	10,761
Canadian Dollar expiring 07/23/12	UBS AG	CAD	5,259	5,213,800	5,163,056	50,744
Chilean Peso expiring 07/12/12	UBS AG	CLP	981,961	1,972,800	1,957,394	15,406
Chilean Peso expiring 07/12/12	UBS AG	CLP	881,053	1,755,434	1,756,248	(814)
Chilean Peso expiring 08/10/12	UBS AG	CLP	1,050,040	2,083,620	2,084,242	(622)
Chilean Peso expiring 09/06/12	Citibank NA	CLP	1,765,095	3,430,700	3,490,963	(60,263)
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	67,431	10,630,850	10,593,557	37,293
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	30,119	4,766,100	4,731,785	34,315
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	19,745	3,134,800	3,101,888	32,912
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	19,173	3,032,300	3,012,135	20,165
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	14,789	2,317,300	2,323,369	(6,069)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	67,442	10,630,850	10,595,227	35,623
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	24,844	3,881,800	3,902,944	(21,144)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	19,758	3,142,200	3,104,026	38,174
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	14,634	2,331,500	2,298,963	32,537
Chinese Yuan Renminbi expiring 10/29/12	Morgan Stanley	CNY	14,861	2,342,761	2,330,212	12,549
Colombian Peso expiring 08/08/12	Citibank NA	COP	5,461,231	2,989,998	3,038,716	(48,718)
Colombian Peso expiring 08/31/12	Citibank NA	COP	3,727,217	2,061,400	2,067,376	(5,976)
Colombian Peso expiring 08/31/12	Citibank NA	COP	1,803,011	967,800	1,000,076	(32,276)
Colombian Peso expiring 08/31/12	UBS AG	COP	6,188,265	3,416,100	3,432,445	(16,345)
Czech Koruna expiring 07/25/12	Barclays Bank PLC	CZK	68,923	3,347,282	3,417,360	(70,078)
Czech Koruna expiring 07/25/12	JPMorgan Chase & Co.	CZK	55,935	2,754,000	2,773,403	(19,403)
Czech Koruna expiring 07/25/12	UBS AG	CZK	53,456	2,677,400	2,650,481	26,919
Czech Koruna expiring 07/25/12	UBS AG	CZK	42,433	2,061,400	2,103,930	(42,530)
Euro expiring 07/26/12	Barclays Bank PLC	EUR	781	984,548	989,138	(4,590)
Euro expiring 07/26/12	Citibank NA	EUR	14,012	17,601,894	17,735,851	(133,957)
Euro expiring 07/26/12	JPMorgan Chase & Co.	EUR	223	277,693	282,877	(5,184)
Hungarian Forint expiring 07/25/12	Citibank NA	HUF	476,159	2,058,400	2,101,218	(42,818)
Hungarian Forint expiring 07/25/12	Citibank NA	HUF	20,766	88,190	91,637	(3,447)
Hungarian Forint expiring 07/25/12	JPMorgan Chase & Co.	HUF	481,229	2,060,900	2,123,590	(62,690)
Indian Rupee expiring 01/07/13	Citibank NA	INR	125,143	2,350,100	2,167,866	182,234
Indian Rupee expiring 01/07/13	UBS AG	INR	233,317	4,459,000	4,041,785	417,215
Indian Rupee expiring 01/07/13	UBS AG	INR	199,718	3,765,427	3,459,746	305,681
Indian Rupee expiring 01/07/13	UBS AG	INR	153,634	2,923,145	2,661,423	261,722
Malaysian Ringgit expiring 12/10/12	UBS AG	MYR	6,643	2,061,400	2,075,778	(14,378)
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	57,612	4,116,800	4,308,780	(191,980)
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	29,329	2,072,000	2,193,560	(121,560)
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	15,966	1,158,760	1,194,120	(35,360)
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	9,705	704,600	725,821	(21,221)
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	2,321	167,000	173,624	(6,624)
Mexican Nuevo Peso expiring 07/23/12	UBS AG	MXN	42,611	3,029,400	3,186,917	(157,517)
Mexican Nuevo Peso expiring 07/23/12	UBS AG	MXN	27,335	1,972,800	2,044,358	(71,558)
New Zealand Dollar expiring 07/24/12	Citibank NA	NZD	5,249	4,116,800	4,194,341	(77,541)
New Zealand Dollar expiring 07/24/12	JPMorgan Chase & Co.	NZD	858	651,168	685,702	(34,534)
Norwegian Krone expiring 07/25/12	Deutsche Bank AG	NOK	16,848	2,773,700	2,829,642	(55,942)
Norwegian Krone expiring 07/25/12	UBS AG	NOK	54,819	9,159,400	9,206,870	(47,470)
Norwegian Krone expiring 07/25/12	UBS AG	NOK	16,537	2,744,600	2,777,387	(32,787)
Norwegian Krone expiring 07/25/12	UBS AG	NOK	16,031	2,618,500	2,692,388	(73,888)
Philippine Peso expiring 10/03/12	UBS AG	PHP	154,817	3,522,966	3,649,439	(126,473)
Polish Zloty expiring 07/25/12	Citibank NA	PLN	9,675	2,750,000	2,894,626	(144,626)

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Polish Zloty expiring 07/25/12	Citibank NA	PLN	7,053	$2,058,400	$2,110,115	$(51,715)
Polish Zloty expiring 07/25/12	Citibank NA	PLN	4,678	1,372,200	1,399,760	(27,560)
Pound Sterling expiring 07/26/12	UBS AG	GBP	2,903	4,650,200	4,546,963	103,237
Pound Sterling expiring 07/26/12	UBS AG	GBP	1,752	2,744,300	2,744,409	(109)
Russian Rouble expiring 07/17/12	Citibank NA	RUB	128,415	4,143,883	3,952,717	191,166
Russian Rouble expiring 07/17/12	Citibank NA	RUB	67,942	2,045,224	2,091,324	(46,100)
Russian Rouble expiring 07/17/12	UBS AG	RUB	134,361	4,065,400	4,135,761	(70,361)
Singapore Dollar expiring 07/24/12	Citibank NA	SGD	4,443	3,522,900	3,507,518	15,382
Singapore Dollar expiring 07/24/12	JPMorgan Chase & Co.	SGD	5,288	4,116,800	4,174,524	(57,724)
Singapore Dollar expiring 07/24/12	JPMorgan Chase & Co.	SGD	4,430	3,522,900	3,496,730	26,170
Singapore Dollar expiring 07/24/12	JPMorgan Chase & Co.	SGD	3,701	2,891,700	2,921,590	(29,890)
Singapore Dollar expiring 07/26/12	JPMorgan Chase & Co.	SGD	4,281	3,378,300	3,379,578	(1,278)
South African Rand expiring 07/31/12	Citibank NA	ZAR	35,204	4,116,800	4,285,719	(168,919)
South African Rand expiring 07/31/12	JPMorgan Chase & Co.	ZAR	23,518	2,756,400	2,863,040	(106,640)
South African Rand expiring 07/31/12	UBS AG	ZAR	23,260	2,748,600	2,831,679	(83,079)
South African Rand expiring 07/31/12	UBS AG	ZAR	14,247	1,690,359	1,734,456	(44,097)
Swedish Krona expiring 07/25/12	UBS AG	SEK	24,148	3,391,900	3,487,586	(95,686)
Swedish Krona expiring 07/25/12	UBS AG	SEK	19,447	2,744,600	2,808,695	(64,095)
Thai Baht expiring 07/18/12	UBS AG	THB	504,456	15,951,438	15,863,022	88,416
Thai Baht expiring 07/18/12	UBS AG	THB	63,391	2,031,700	1,993,382	38,318
Turkish Lira expiring 07/31/12	JPMorgan Chase & Co.	TRY	3,914	2,067,300	2,148,530	(81,230)
Turkish Lira expiring 07/31/12	UBS AG	TRY	5,023	2,748,600	2,757,371	(8,771)

				$270,090,691	$271,159,338	(1,068,647)

						$2,600

Interest rate swap agreements outstanding at June 30, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
	Over-the-counter swap agreements:
	$4,735	01/27/22	2.071%	3 month LIBOR(a)	$(183,980)	$—	$(183,980)	Citibank NA
	66,560	08/31/16	0.934%	3 month LIBOR(b)	342,247	—	342,247	Credit Suisse International
	66,195	08/31/16	0.928%	3 month LIBOR(b)	323,903	—	323,903	Citibank NA
	66,195	08/31/16	0.977%	3 month LIBOR(a)	(456,134)	—	(456,134)	Citibank NA
	20,710	08/31/16	0.975%	3 month LIBOR(a)	(141,137)	—	(141,137)	JPMorgan Chase Bank NA
	20,710	08/31/16	0.978%	3 month LIBOR(a)	(144,108)	—	(144,108)	JPMorgan Chase Bank NA
	58,915	11/30/16	0.913%	3 month LIBOR(a)	(79,772)	—	(79,772)	JPMorgan Chase Bank NA
	4,265	01/30/22	2.082%	3 month LIBOR(a)	(168,633)	—	(168,633)	Citibank NA
	9,095	02/07/22	2.056%	3 month LIBOR(a)	(332,893)	—	(332,893)	Citibank NA
	18,095	04/12/22	2.111%	3 month LIBOR(b)	660,586	—	660,586	Citibank NA
CAD	13,500	02/22/17	1.708%	3 month Canadian Bankers Acceptances(a)	131,345	—	131,345	Citibank NA
MXN	199,700	07/05/13	5.480%	28 day Mexican Interbank Rate(b)	117,574	—	117,574	Barclays Bank PLC
MXN	100,000	12/15/16	5.750%	28 day Mexican Interbank Rate(b)	187,469	—	187,469	Barclays Bank PLC
MXN	54,100	02/18/22	6.600%	28 day Mexican Interbank Rate(b)	246,424	—	246,424	Barclays Bank PLC
MXN	31,200	04/15/22	6.380%	28 day Mexican Interbank Rate(b)	98,028	—	98,028	JPMorgan Chase Bank NA
MXN	48,200	05/25/22	6.370%	28 day Mexican Interbank Rate(b)	149,069	—	149,069	Morgan Stanley Capital Services
MXN	57,000	06/03/22	6.300%	28 day Mexican Interbank Rate(b)	156,642	—	156,642	Citibank NA
NOK	32,000	05/07/17	3.080%	6 month NIBOR(b)	44,766	—	44,766	Barclays Bank PLC
NZD	13,400	08/18/16	4.173%	3 month BBR(b)	580,940	—	580,940	Citibank NA
NZD	4,320	03/26/17	3.810%	3 month BBR(b)	128,652	—	128,652	HSBC Bank USA NA
ZAR	61,000	04/11/17	6.890%	3 month JIBAR(b)	234,615	—	234,615	Citibank NA

					$1,895,603	$—	$1,895,603

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	$3,700	$(228,395)	$—	$(228,395)	Deutsche Bank AG
CBS Corp.	06/20/14	1.000%	4,800	(50,760)	148,604	(199,364)	Citibank NA
Centex Corp.	06/20/14	1.000%	2,500	20,486	(6,863)	27,349	Credit Suisse International
Duke Energy Corp.	03/20/14	0.700%	3,400	(30,462)	—	(30,462)	Goldman Sachs International, Inc.
GATX Financial Corp.	12/20/12	1.000%	1,500	(4,356)	2,369	(6,725)	Credit Suisse International
Macy’s Retail Holdings, Inc.	12/20/12	1.000%	7,800	(26,410)	46,566	(72,976)	Deutsche Bank AG
Masco Corp.	09/20/13	1.000%	2,600	(5,326)	30,037	(35,363)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%	7,000	380,614	222,214	158,400	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	4,750	1,015,320	356,634	658,686	JPMorgan Chase Bank
Sealed Air Corp.	06/20/13	1.000%	6,600	(23,321)	27,361	(50,682)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000%	4,150	(206,327)	319,032	(525,359)	JPMorgan Chase Bank
Starwood Hotels & Resorts Holdings, Inc.	03/20/14	7.050%	980	(109,197)	—	(109,197)	Deutsche Bank AG
Toll Brothers Financial Corp.	03/20/15	1.000%	4,695	(6,752)	19,930	(26,682)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000%	4,400	182,261	62,536	119,725	JPMorgan Chase Bank

				$907,375	$1,228,420	$(321,045)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swap on credit index—Buy Protection(1):
Itraxx Euro Ser. 9	06/20/13	1.650%	EUR	3,700	$(20,096)	$(36,251)	$16,155	Morgan Stanley Capital Services, Inc.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2012(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Netherlands	03/20/13	0.250%	$8,250	0.355%	$(5,686)	$(34,653)	$28,967	Morgan Stanley Capital Services, Inc.
Republic of Austria	03/20/13	1.000%	8,250	0.573%	28,192	(37,199)	65,391	Morgan Stanley Capital Services, Inc.
Republic of France	03/20/13	0.250%	8,250	0.571%	(18,653)	(88,174)	69,521	Morgan Stanley Capital Services, Inc.

					$3,853	$(160,026)	$163,879

The Portfolio entered into credit default swaps as the protection seller on sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$73,014,179	$5,816,550
Residential Mortgage-Backed Securities	—	62,361,049	—
Bank Loans	—	26,836,083	190,375
Collateralized Mortgage Obligations	—	3,644,268	—
Commercial Mortgage-Backed Securities	—	214,098,164	—
Corporate Bonds	—	603,896,603	—
Foreign Agencies	—	37,297,861	—
Mortgage-Backed Securities	—	88,712,138	—
Municipal Bonds	—	25,305,173	—
Sovereigns	—	26,811,814	1,043,503
U.S. Government Treasury Securities	—	37,218,017	—
Preferred Stock	1,228,050	—	—
Affiliated Mutual Funds	327,440,521	—	—
Other Financial Instruments*
Futures Contracts	649,467	—	—
Forward Currency Contracts	—	2,600	—
Interest Rate Swap Agreements	—	1,895,603	—
Credit Default Swap Agreements	—	(110,549)	(30,462)

Total	$329,318,038	$1,200,983,003	$7,019,966

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 was as follows:

Affiliated Mutual Funds (including 7.3% of collateral received for securities on loan)	23.6%
Commercial Mortgage-Backed Securities	15.4
Banking	9.6
Mortgage-Backed Securities	6.4
Non-Residential Mortgage-Backed Securities	5.7
Residential Mortgage-Backed Securities	4.5
Foods	2.8
Insurance	2.8
Media & Entertainment	2.8
Foreign Agencies	2.7
U.S. Government Treasury Securities	2.7
Non-Captive Finance	2.5
Metals	2.4
Technology	2.2
Cable	2.1
Sovereigns	2.0
Telecommunications	1.9
Electric	1.8
Municipal Bonds	1.8
Healthcare & Pharmaceutical	1.6
Energy – Other	1.2
Gaming	1.2

Capital Goods	1.0%
Chemicals	1.0
Healthcare Insurance	0.9
Automotive	0.8
Lodging	0.8
Packaging	0.8
Paper	0.8
Real Estate Investment Trusts	0.8
Building Materials & Construction	0.7
Consumer	0.6
Airlines	0.5
Retailers	0.5
Pipelines & Other	0.4
Tobacco	0.4
Aerospace & Defense	0.3
Collateralized Mortgage Obligations	0.3
Energy – Integrated	0.2
Brokerage	0.1
Railroads	0.1

110.7
Liabilities in excess of other assets	(10.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$1,235,283		Premium received for swap agreements	$203,140
Credit contracts	Unrealized appreciation on swap agreements	1,144,194		Unrealized depreciation on swap agreements	1,285,205
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	6,043,861		Unrealized depreciation on forward currency contracts	6,041,261
Interest rate contracts	Due to broker — variation margin	672,461	*	Due to broker — variation margin	22,994	*
Interest rate contracts	Unrealized appreciation on swap agreements	3,402,260		Unrealized depreciation on swap agreements	1,506,657

Total		$12,498,059			$9,059,257

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(104,396)	$(104,396)
Foreign exchange contracts	—	—	—	(3,259,635)	—	(3,259,635)
Interest rate contracts	2,501,494	(483,881)	7,085,896	—	(30,766)	9,072,743

Total	$2,501,494	$(483,881)	$7,085,896	$(3,259,635)	$(135,162)	$5,708,712

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value			Futures	Forward Currency Contracts	Swaps	Total
Credit contracts			$—	$—	$(603,221)	$(603,221)
Foreign exchange contracts			—	5,342,943	—	5,342,943
Interest rate contracts			(1,989,353)	—	886,139	(1,103,214)

Total			$(1,989,353)	$5,342,943	$282,918	$3,636,508

For the six months ended June 30, 2012, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)
$148,231	$406,970,676	$33,444,654	$382,898,134	$306,539,575

Inflation Swaps (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$1,020	$223,015	$67,600	$16,500

SEE NOTES TO FINANCIAL STATEMENTS.

A51

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $99,893,476:
Unaffiliated investments (cost $1,143,587,016)	$1,207,473,827
Affiliated investments (cost $342,445,728)	327,440,521
Cash	1,339,160
Receivable for investments sold	19,528,544
Dividends and interest receivable	13,034,551
Unrealized appreciation on forward currency contracts	6,043,861
Unrealized appreciation on swap agreements	4,546,454
Premium paid for swap agreements	1,235,283
Prepaid expenses	1,329
Receivable for Series shares sold	49

Total Assets	1,580,643,579

LIABILITIES
Collateral for securities on loan	101,412,837
Payable for investments purchased	81,611,895
Unrealized depreciation on forward currency contracts	6,041,261
Unrealized depreciation on swap agreements	2,791,862
Due to broker—variation margin	1,489,896
Management fee payable	447,750
Payable for Series shares repurchased	305,974
Premium received for swap agreements	203,140
Accrued expenses and other liabilities	194,516
Deferred trustees’ fees	4,059
Affiliated transfer agent fee payable	926

Total Liabilities	194,504,116

NET ASSETS	$1,386,139,463

Net assets were comprised of:
Paid-in capital	$1,296,590,419
Retained earnings	89,549,044

Net assets, June 30, 2012	$1,386,139,463

Net asset value and redemption price per share, $1,386,139,463 / 120,319,640 outstanding shares of beneficial interest	$11.52

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Interest	$34,904,748
Affiliated dividend income	1,084,685
Affiliated income from securities loaned, net	113,926
Unaffiliated dividend income	44,297

36,147,656

EXPENSES
Management fee	2,943,332
Custodian’s fees and expenses	142,000
Shareholders’ reports	52,000
Audit fee	18,000
Trustees’ fees	13,000
Insurance expenses	8,000
Legal fees and expenses	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	9,712

Total expenses	3,201,044

NET INVESTMENT INCOME	32,946,612

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	18,448,199
Futures transactions	7,085,896
Swap agreement transactions	(135,162)
Foreign currency transactions	(2,982,986)
Options written transactions	(483,881)

21,932,066

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $2,186,427)	14,788,106
Futures	(1,989,353)
Swap agreements	282,918
Foreign currencies	5,357,288

18,438,959

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	40,371,025

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,317,637

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$32,946,612	$73,296,784
Net realized gain on investments and foreign currencies	21,932,066	59,583,846
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	18,438,959	(22,511,117)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	73,317,637	110,369,513

DISTRIBUTIONS	(90,902,268)	(101,657,374)

SERIES SHARE TRANSACTIONS:
Series shares sold [3,432,454 and 2,282,678 shares, respectively]	40,031,391	26,944,061
Series shares issued in reinvestment of distributions [7,892,429 and 8,678,375 shares, respectively]	90,902,268	101,657,374
Series shares repurchased [23,671,366 and 8,765,284 shares, respectively]	(284,108,754)	(103,339,982)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(153,175,095)	25,261,453

TOTAL INCREASE (DECREASE) IN NET ASSETS	(170,759,726)	33,973,592
NET ASSETS:
Beginning of period	1,556,899,189	1,522,925,597

End of period	$1,386,139,463	$1,556,899,189

SEE NOTES TO FINANCIAL STATEMENTS.

A52

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 3.6%
Boeing Co. (The)	444,320	$33,012,976
Precision Castparts Corp.	265,346	43,646,763
TransDigm Group, Inc.*	240,723	32,329,099

		108,988,838

Airlines — 1.3%
United Continental Holdings, Inc.*(a)	1,569,387	38,183,186

Auto Components — 1.0%
Lear Corp.	800,756	30,212,524

Automobiles — 0.4%
Tesla Motors, Inc.*(a)	361,481	11,310,740

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.*	298,969	29,687,622
Biogen Idec, Inc.*	131,600	19,000,408

		48,688,030

Capital Markets — 2.7%
Goldman Sachs Group, Inc. (The)	581,760	55,767,514
Morgan Stanley	1,810,439	26,414,305

		82,181,819

Chemicals — 2.7%
Monsanto Co.	467,705	38,716,620
Mosaic Co. (The)	798,881	43,746,723

		82,463,343

Commercial Banks — 2.4%
PNC Financial Services Group, Inc.	515,210	31,484,483
Wells Fargo & Co.	1,202,108	40,198,492

		71,682,975

Communications Equipment — 1.6%
JDS Uniphase Corp.*	1,874,555	20,620,105
QUALCOMM, Inc.	507,910	28,280,429

		48,900,534

Computers & Peripherals — 5.3%
Apple, Inc.*	219,030	127,913,520
EMC Corp.*(a)	1,355,968	34,753,460

		162,666,980

Construction & Engineering — 0.5%
Chicago Bridge & Iron Co. NV (Netherlands)	416,992	15,829,016

Consumer Finance — 0.7%
American Express Co.	389,203	22,655,507

Diversified Financial Services — 1.9%
Citigroup, Inc.	975,066	26,726,559
JPMorgan Chase & Co.	829,000	29,620,170

		56,346,729

Diversified Telecommunication Services — 0.7%
Vivendi SA (France)	1,213,113	22,540,763

Electric Utilities — 1.0%
Exelon Corp.	840,608	31,623,673

Electronic Equipment & Instruments — 1.3%
Flextronics International Ltd. (Singapore)*	6,579,992	40,795,950

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services — 3.8%
Ensco PLC (Class A Stock) (United Kingdom)	585,496	$27,500,747
Halliburton Co.	887,495	25,195,983
National Oilwell Varco, Inc.	981,015	63,216,607

		115,913,337

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	817,329	38,193,784
Wal-Mart Stores, Inc.	479,211	33,410,591

		71,604,375

Food Products — 5.0%
Bunge Ltd. (Bermuda)	633,757	39,761,914
Kraft Foods, Inc. (Class A Stock)	754,065	29,121,990
Mead Johnson Nutrition Co.	337,046	27,135,574
Smithfield Foods, Inc.*(a)	1,069,051	23,123,573
Tyson Foods, Inc. (Class A Stock)	1,800,958	33,912,039

		153,055,090

Healthcare Providers & Services — 3.8%
Express Scripts Holding Co*	238,539	13,317,632
HCA Holdings, Inc.	833,771	25,371,652
UnitedHealth Group, Inc.	1,334,308	78,057,018

		116,746,302

Hotels, Restaurants & Leisure — 3.1%
Chipotle Mexican Grill, Inc.*(a)	75,346	28,627,713
Starbucks Corp.	738,966	39,401,667
Yum! Brands, Inc.	398,618	25,678,971

		93,708,351

Independent Power Producers & Energy Traders — 1.2%
Calpine Corp.*	2,287,255	37,762,580

Insurance — 1.0%
MetLife, Inc.	973,474	30,031,673

Internet & Catalog Retail — 2.8%
Amazon.com, Inc.*	236,211	53,938,782
priceline.com, Inc.*	46,829	31,118,807

		85,057,589

Internet Software & Services — 3.7%
Baidu, Inc., ADR (Cayman Islands)*	363,950	41,846,971
Google, Inc. (Class A Stock)*	69,028	40,041,072
LinkedIn Corp. (Class A Stock)*(a)	298,325	31,702,998

		113,591,041

IT Services — 3.2%
International Business Machines Corp.	194,463	38,033,074
MasterCard, Inc. (Class A Stock)	139,932	60,186,152

		98,219,226

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	442,470	17,362,523

Machinery — 1.1%
Ingersoll-Rand PLC (Ireland)	778,926	32,855,099

Media — 4.9%
Comcast Corp. (Class A Stock)	1,843,309	58,930,589
Liberty Global, Inc. (Class C Stock)*	792,756	37,854,099

SEE NOTES TO FINANCIAL STATEMENTS.

A53

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Viacom, Inc. (Class B Stock)	475,447	$22,355,518
Walt Disney Co. (The)(a)	649,802	31,515,397

		150,655,603

Metals & Mining — 2.9%
Freeport-McMoRan Copper & Gold, Inc.	1,054,945	35,941,976
Goldcorp, Inc. (Canada)	672,583	25,275,669
Kinross Gold Corp. (Canada)	3,483,872	28,393,557

		89,611,202

Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp.	513,970	34,024,814
Noble Energy, Inc.	359,926	30,528,923
Occidental Petroleum Corp.	379,362	32,537,879
Suncor Energy, Inc. (Canada)	1,126,728	32,581,154

		129,672,770

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	568,369	30,760,130

Pharmaceuticals — 6.5%
Allergan, Inc.	420,217	38,899,488
Novo Nordisk A/S, ADR (Denmark)	309,046	44,916,746
Pfizer, Inc.	1,798,734	41,370,882
Sanofi, ADR (France)	660,780	24,964,268
Shire PLC, ADR (United Kingdom)	321,854	27,804,967
Teva Pharmaceutical Industries Ltd., ADR (Israel)	555,309	21,901,387

		199,857,738

Real Estate Investment Trusts — 1.2%
American Tower Corp.	518,917	36,277,487

Road & Rail — 1.0%
Union Pacific Corp.	254,819	30,402,455

Semiconductors & Semiconductor Equipment — 2.4%
Avago Technologies Ltd. (Singapore)	662,468	23,782,601
Marvell Technology Group Ltd. (Bermuda)	2,464,950	27,804,636
Maxim Integrated Products, Inc.	803,789	20,609,150

		72,196,387

Software — 4.5%
CA, Inc.(a)	1,194,482	32,358,517
Red Hat, Inc.*(a)	459,971	25,979,162
salesforce.com, Inc.*(a)	223,111	30,847,327
VMware, Inc. (Class A Stock)*	518,187	47,175,745

		136,360,751

Specialty Retail — 1.9%
Staples, Inc.	2,120,704	27,675,187
TJX Cos., Inc. (The)	722,001	30,995,503

		58,670,690

Textiles, Apparel & Luxury Goods — 4.8%
Coach, Inc.	501,982	29,355,907
Lululemon Athletica, Inc.*(a)	438,399	26,141,732

COMMON STOCKS (continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings Ltd. (British Virgin Islands)*	666,758	$27,897,155
NIKE, Inc. (Class B Stock)	386,424	33,920,299
Ralph Lauren Corp.	206,317	28,896,759

		146,211,852

Wireless Telecommunication Services — 1.6%
MetroPCS Communications, Inc.*	4,322,720	26,152,456
NII Holdings, Inc.*(a)	2,181,587	22,317,635

		48,470,091

TOTAL LONG-TERM INVESTMENTS (cost $2,375,616,767)		2,970,124,949

SHORT-TERM INVESTMENT — 8.7%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $265,065,553; includes $189,157,223 of cash collateral for securities on loan)(b)(w)(Note 4)	265,065,553	265,065,553

TOTAL INVESTMENTS — 105.9% (cost $2,640,682,320)		3,235,190,502
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(179,706,600)

NET ASSETS — 100.0%		$3,055,483,902

The following abbreviation is used in the Portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $188,888,633; cash collateral of $189,157,223 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,947,584,186	$22,540,763	$—
Affiliated Money Market Mutual Fund	265,065,553	—	—

Total	$3,212,649,739	$22,540,763	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (6.2% represents investments purchased with collateral from securities on loan)	8.7%
Pharmaceuticals	6.5
Computers & Peripherals	5.3
Food Products	5.0
Media	4.9
Textiles, Apparel & Luxury Goods	4.8
Software	4.5
Oil, Gas & Consumable Fuels	4.2
Healthcare Providers & Services	3.8
Energy Equipment & Services	3.8
Internet Software & Services	3.7
Aerospace & Defense	3.6
IT Services	3.2

Hotels, Restaurants & Leisure	3.1%
Metals & Mining	2.9
Internet & Catalog Retail	2.8
Chemicals	2.7
Capital Markets	2.7
Semiconductors & Semiconductor Equipment	2.4
Commercial Banks	2.4
Food & Staples Retailing	2.3
Specialty Retail	1.9
Diversified Financial Services	1.9
Communications Equipment	1.6
Biotechnology	1.6
Wireless Telecommunication Services	1.6
Electronic Equipment & Instruments	1.3
Airlines	1.3
Independent Power Producers & Energy Traders	1.2
Real Estate Investment Trusts	1.2
Machinery	1.1
Electric Utilities	1.0
Personal Products	1.0
Road & Rail	1.0
Auto Components	1.0
Insurance	1.0
Consumer Finance	0.7
Diversified Telecommunication Services	0.7
Life Sciences Tools & Services	0.6
Construction & Engineering	0.5
Automobiles	0.4

105.9
Liabilities in excess of other assets	(5.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A55

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2012

ASSETS
Investments at value, including securities on loan of $188,888,633:
Unaffiliated investments (cost $2,375,616,767)	$2,970,124,949
Affiliated investments (cost $265,065,553)	265,065,553
Receivable for investments sold	9,325,088
Dividends receivable	2,233,132
Tax reclaim receivable	41,134
Prepaid expenses	3,053

Total Assets	3,246,792,909

LIABILITIES
Collateral for securities on loan	189,157,223
Management fee payable	1,106,010
Payable for Series shares repurchased	729,323
Accrued expenses and other liabilities	313,846
Deferred trustees’ fees	1,089
Affiliated transfer agent fees payable	926
Distribution fee payable	369
Administration fee payable	221

Total Liabilities	191,309,007

NET ASSETS	$3,055,483,902

Net assets were comprised of:
Paid-in capital	$2,734,267,444
Retained earnings	321,216,458

Net assets, June 30, 2012	$3,055,483,902

Class I:
Net asset value and redemption price per share, $3,053,703,377 / 122,360,890 outstanding shares of beneficial interest	$24.96

Class II:
Net asset value and redemption price per share, $1,780,525 / 70,446.2 outstanding shares of beneficial interest	$25.27

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income (net of $564,104 foreign withholding tax)	$19,631,185
Affiliated income from securities lending, net	725,326
Affiliated dividend income	56,863

20,413,374

EXPENSES
Management fee	7,161,512
Distribution fee—Class II	2,454
Administration fee—Class II	1,473
Custodian’s fees and expenses	181,000
Shareholders’ reports	142,000
Trustees’ fees	21,000
Insurance expenses	18,000
Audit fee	11,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Commitment fee on syndicated credit agreement	5,000
Loan interest expense (Note 8)	14
Miscellaneous	10,836

Total expenses	7,567,289

NET INVESTMENT INCOME	12,846,085

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	68,120,061
Foreign currency transactions	6,030

68,126,091

Net change in unrealized appreciation (depreciation) on:
Investments	97,554,074
Foreign currencies	(414)

97,553,660

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	165,679,751

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$178,525,836

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$12,846,085	$18,821,831
Net realized gain on investment and foreign currency transactions	68,126,091	204,252,562
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	97,553,660	(327,809,092)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	178,525,836	(104,734,699)

DISTRIBUTIONS
Class I	(18,817,932)	(22,097,344)
Class II	(4,233)	(4,010)

TOTAL DISTRIBUTIONS	(18,822,165)	(22,101,354)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	10,193,340	19,970,190
Series shares issued in reinvestment of distributions	18,822,165	22,101,354
Series shares repurchased	(132,696,511)	(242,019,698)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(103,681,006)	(199,948,154)

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,022,665	(326,784,207)
NET ASSETS:
Beginning of period	2,999,461,237	3,326,245,444

End of period	$3,055,483,902	$2,999,461,237

SEE NOTES TO FINANCIAL STATEMENTS.

A56

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS — 62.7%	Shares	Value (Note 2)

Aerospace & Defense — 1.7%
Alliant Techsystems, Inc.	26,900	$1,360,333
BAE Systems PLC (United Kingdom)	30,491	138,235
Boeing Co. (The)	10,000	743,000
European Aeronautic Defense and Space Co. NV (Netherlands)	3,117	110,625
General Dynamics Corp.	177,300	11,694,708
Honeywell International, Inc.	241,800	13,502,112
L-3 Communications Holdings, Inc.	75,500	5,587,755
Meggitt PLC (United Kingdom)	764	4,623
Northrop Grumman Corp.	152,400	9,721,596
Safran SA (France)	1,579	58,638
United Technologies Corp.	150,000	11,329,500

		54,251,125

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	8,240	145,795
FedEx Corp.	45,300	4,149,933
United Parcel Service, Inc. (Class B Stock)	27,900	2,197,404

		6,493,132

Airlines — 0.1%
Alaska Air Group, Inc.*	61,800	2,218,620
Allegiant Travel Co.*	3,600	250,848
United Continental Holdings, Inc.*	62,800	1,527,924

		3,997,392

Auto Components — 0.1%
Cie Generale des Etablissements Michelin (France) (Class B Stock)	1,936	126,666
Continental AG (Germany)	912	76,025
Delphi Automotive PLC*	27,500	701,250
Denso Corp. (Japan)	100	3,417
Lear Corp.	14,700	554,631
NHK Spring Co. Ltd. (Japan)	4,800	51,835
NOK Corp. (Japan)	4,600	98,216
Pirelli & C. SpA (Italy)	871	9,186
Toyoda Gosei Co. Ltd. (Japan)	3,500	80,685

		1,701,911

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	1,406	101,749
Daihatsu Motor Co. Ltd. (Japan)	5,000	87,536
Fiat SpA (Italy)*	18,923	95,406
Ford Motor Co.(a)	1,513,100	14,510,629
Fuji Heavy Industries Ltd. (Japan)	23,000	186,348
Harley-Davidson, Inc.	54,700	2,501,431
Honda Motor Co. Ltd. (Japan)	500	17,448
Isuzu Motors Ltd. (Japan)	12,000	64,277
Nissan Motor Co. Ltd. (Japan)	18,400	174,721
Suzuki Motor Corp. (Japan)	6,600	135,517
Thor Industries, Inc.	44,700	1,225,227
Toyota Motor Corp. (Japan)	3,300	133,195
Volkswagen AG (Germany)	89	13,449

		19,246,933

COMMON STOCKS (continued)	Shares	Value (Note 2)

Beverages — 1.4%
Anheuser-Busch InBev NV (Belgium)	4,410	$347,691
Coca-Cola Co. (The)	231,800	18,124,442
Coca-Cola Enterprises, Inc.	331,900	9,306,476
Diageo PLC (United Kingdom)	6,661	171,687
Heineken Holding NV (Netherlands)	742	33,235
Heineken NV (Netherlands)	1,755	91,517
Molson Coors Brewing Co. (Class B Stock)	63,000	2,621,430
Monster Beverage Corp.*	15,300	1,089,360
PepsiCo, Inc.	188,920	13,349,087

		45,134,925

Biotechnology — 1.2%
Amgen, Inc.	180,708	13,198,912
Biogen Idec, Inc.*	61,500	8,879,370
Celgene Corp.*	226,400	14,525,824
United Therapeutics Corp.*(a)	48,500	2,394,930

		38,999,036

Building Products — 0.1%
Assa Abloy AB (Sweden) (Class B Stock)	3,435	95,926
Fortune Brands Home & Security, Inc.*(a)	90,500	2,015,435

		2,111,361

Capital Markets — 1.2%
Aberdeen Asset Management PLC (United Kingdom)	19,562	79,676
Bank of New York Mellon Corp. (The)	135,200	2,967,640
Deutsche Bank AG (Germany)	2,407	86,877
Franklin Resources, Inc.	7,900	876,821
GAM Holding AG (Switzerland)	2,257	25,197
Goldman Sachs Group, Inc. (The)	182,500	17,494,450
Jefferies Group, Inc.	49,000	636,510
Morgan Stanley	832,590	12,147,488
Ratos AB (Sweden) (Class B Stock)	3,998	37,963
Schroders PLC (United Kingdom)	789	16,538
T. Rowe Price Group, Inc.	41,500	2,612,840
UBS AG (Switzerland)	1,082	12,662

		36,994,662

Chemicals — 1.0%
Arkema SA (France)	705	46,226
Asahi Kasei Corp. (Japan)	13,000	70,468
BASF SE (Germany)	3,756	261,172
CF Industries Holdings, Inc.	68,600	13,290,564
Chemtura Corp.*	36,200	524,900
Daicel Corp. (Japan)	1,000	6,151
Eastman Chemical Co.	48,600	2,447,982
Huntsman Corp.	125,300	1,621,382
Koninklijke DSM NV (Netherlands)	890	43,877
Koppers Holdings, Inc.	12,300	418,200
Kuraray Co. Ltd. (Japan)	5,000	64,797
Lanxess AG (Germany)	2,289	144,859
LSB Industries, Inc.*	21,000	649,110
LyondellBasell Industries NV (Class A Stock)	191,500	7,711,705

SEE NOTES TO FINANCIAL STATEMENTS.

A57

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Chemicals (continued)
Mitsubishi Gas Chemical Co., Inc. (Japan)	9,000	$51,165
Nitto Denko Corp. (Japan)	1,000	42,845
PPG Industries, Inc.	48,200	5,114,984
Syngenta AG (Switzerland)	444	151,992
Ube Industries Ltd. (Japan)	2,000	4,652
Wacker Chemie AG (Germany)(a)	102	7,027
Yara International ASA (Norway)	3,762	164,632

		32,838,690

Commercial Banks — 2.4%
Aozora Bank Ltd. (Japan)	27,000	64,297
Australia & New Zealand Banking Group Ltd. (Australia)	5,822	132,626
Banco Santander SA (Spain)	17,191	113,723
Bank Leumi Le-Israel BM (Israel)*	5,621	13,732
Barclays PLC (United Kingdom)	71,618	183,002
BB&T Corp.	134,600	4,152,410
BNP Paribas SA (France)	2,905	112,002
BOC Hong Kong Holdings Ltd. (Hong Kong)	50,000	153,923
Commonwealth Bank of Australia (Australia)	3,259	178,478
DBS Group Holdings Ltd. (Singapore)	9,000	99,411
Fifth Third Bancorp	404,200	5,416,280
HSBC Holdings PLC (United Kingdom)	46,177	406,903
Huntington Bancshares, Inc.	566,100	3,623,040
KeyCorp	600,700	4,649,418
Mitsubishi UFJ Financial Group, Inc. (Japan)	65,500	313,803
Mizuho Financial Group, Inc. (Japan)	53,500	90,375
National Australia Bank Ltd. (Australia)	8,912	217,075
PNC Financial Services Group, Inc.	59,800	3,654,378
Regions Financial Corp.	145,000	978,750
Resona Holdings, Inc. (Japan)	29,300	120,704
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	15,943	103,541
Standard Chartered PLC (United Kingdom)	4,297	93,343
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,100	300,618
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	41,000	122,533
SunTrust Banks, Inc.	221,000	5,354,830
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,562	117,104
Swedbank AB (Sweden) (Class A Stock)	10,809	170,285
U.S. Bancorp	387,532	12,463,029
Wells Fargo & Co.	966,312	32,313,473
Westpac Banking Corp. (Australia)	14,438	315,271

		76,028,357

Commercial Services & Supplies
Brink’s Co. (The)	14,000	324,520
Copart, Inc.*	21,400	506,966
Societe BIC SA (France)	416	42,973

		874,459

COMMON STOCKS (continued)	Shares	Value (Note 2)

Communications Equipment — 1.6%
Cisco Systems, Inc.	1,313,900	$22,559,663
F5 Networks, Inc.*	101,500	10,105,340
NETGEAR, Inc.*(a)	37,000	1,276,870
QUALCOMM, Inc.	274,500	15,284,160

		49,226,033

Computers & Peripherals — 3.9%
Apple, Inc.*	172,800	100,915,200
Dell, Inc.*(a)	425,800	5,331,016
EMC Corp.*(a)	191,000	4,895,330
Hewlett-Packard Co.	651,300	13,097,643

		124,239,189

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	1,958	41,941
Balfour Beatty PLC (United Kingdom)	16,113	75,342
Chicago Bridge & Iron Co. NV	22,000	835,120
Eiffage SA (France)	5,604	181,103
Ferrovial SA (Spain)	1,981	22,341
Fluor Corp.	19,200	947,328
KBR, Inc.	86,600	2,139,886
Taisei Corp. (Japan)	4,000	10,721
URS Corp.	31,900	1,112,672
Vinci SA (France)	1,603	74,917

		5,441,371

Construction Materials
Imerys SA (France)	1,016	51,796

Consumer Finance — 0.5%
Discover Financial Services	205,900	7,120,022
SLM Corp.	638,000	10,022,980

		17,143,002

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	2,874	20,981
Owens-Illinois, Inc.*	178,500	3,421,845
Rexam PLC (United Kingdom)	3,356	22,149

		3,464,975

Distributors — 0.2%
Genuine Parts Co.	129,000	7,772,250

Diversified Financial Services — 1.7%
Bank of America Corp.	426,782	3,491,077
Citigroup, Inc.	833,350	22,842,123
JPMorgan Chase & Co.	740,094	26,443,559
Kinnevik Investment AB (Sweden) (Class B Stock)	1,159	23,264
NASDAQ OMX Group, Inc. (The)	86,400	1,958,688
ORIX Corp. (Japan)	880	82,012
Pohjola Bank PLC (Finland) (Class A Stock)	1,027	11,985

		54,852,708

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	672,647	23,986,592
BT Group PLC (United Kingdom)	62,039	205,567
France Telecom SA (France)	2,714	35,685

SEE NOTES TO FINANCIAL STATEMENTS.

A58

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp. (Japan)	5,800	$270,457
Swisscom AG (Switzerland)	149	60,029
Telecom Corp. of New Zealand Ltd. (New Zealand)	80,694	153,649
Telecom Italia SpA (Italy)	86,491	85,466
Telefonica SA (Spain)	4,425	58,248
Verizon Communications, Inc.	566,688	25,183,615

		50,039,308

Electric Utilities — 0.9%
American Electric Power Co., Inc.	227,900	9,093,210
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	2,000	12,108
El Paso Electric Co.	25,900	858,844
Enel SpA (Italy)	59,499	192,114
Energias de Portugal SA (Portugal)	64,543	152,684
Entergy Corp.	106,000	7,196,340
Exelon Corp.	119,700	4,503,114
Iberdrola SA (Spain)	21,564	101,809
NV Energy, Inc.	70,900	1,246,422
Power Assets Holdings Ltd. (Hong Kong)	1,000	7,504
PPL Corp.	216,400	6,018,084
Red Electrica Corp. SA (Spain)	3,078	134,341
SP AusNet (Australia)	31,311	32,814
SSE PLC (United Kingdom)	3,810	83,117
Terna Rete Elettrica Nazionale SpA (Italy)	16,494	59,602

		29,692,107

Electrical Equipment — 0.4%
Babcock & Wilcox Co. (The)*	52,000	1,274,000
Emerson Electric Co.	178,900	8,333,162
EnerSys*	31,900	1,118,733
Roper Industries, Inc.	4,900	483,042
Schneider Electric SA (France)	2,684	149,187

		11,358,124

Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc.*	5,500	180,455
Avnet, Inc.*	78,100	2,410,166
Dolby Laboratories, Inc. (Class A Stock)*	38,600	1,594,180
Hexagon AB (Sweden) (Class B Stock)	3,303	56,696
Hitachi Ltd. (Japan)	11,000	67,824
Ingram Micro, Inc.*	89,100	1,556,577
Jabil Circuit, Inc.	34,900	709,517
Kyocera Corp. (Japan)	500	43,270
Tech Data Corp.*	11,500	553,955

		7,172,640

Energy Equipment & Services — 0.8%
Atwood Oceanics, Inc.*(a)	16,200	613,008
Halliburton Co.	159,600	4,531,044
Helix Energy Solutions Group, Inc.*	90,400	1,483,464
National Oilwell Varco, Inc.	212,400	13,687,056
Oceaneering International, Inc.	20,100	961,986

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Schlumberger Ltd.	62,400	$4,050,384
Seadrill Ltd. (Norway)	4,324	154,218
Technip SA (France)	52	5,419
Transocean Ltd.	963	43,184

		25,529,763

Food & Staples Retailing — 2.0%
Casino Guichard Perrachon SA (France)	89	7,823
CVS Caremark Corp.	434,400	20,299,512
Delhaize Group SA (Belgium)	1,820	66,670
J Sainsbury PLC (United Kingdom)	7,059	33,362
Koninklijke Ahold NV (Netherlands)	17,200	213,062
Kroger Co. (The)	540,500	12,534,195
Metcash Ltd. (Australia)	980	3,395
Seven & I Holdings Co. Ltd. (Japan)	4,300	129,625
Tesco PLC (United Kingdom)	25,624	124,528
Walgreen Co.	98,000	2,898,840
Wal-Mart Stores, Inc.	305,100	21,271,572
Wesfarmers Ltd. (Australia)	2,047	63,010
Whole Foods Market, Inc.	48,600	4,632,552
WM Morrison Supermarkets PLC (United Kingdom)	25,684	107,173
Woolworths Ltd. (Australia)	548	15,086

		62,400,405

Food Products — 1.4%
Archer-Daniels-Midland Co.	436,100	12,873,672
Associated British Foods PLC (United Kingdom)	3,426	68,936
Bunge Ltd.	92,400	5,797,176
ConAgra Foods, Inc.	73,500	1,905,855
Darling International, Inc.*(a)	71,900	1,185,631
Dean Foods Co.*	19,100	325,273
Golden Agri-Resources Ltd. (Singapore)	178,000	95,065
Hormel Foods Corp.(a)	65,900	2,004,678
Ingredion, Inc.	70,900	3,510,968
Kellogg Co.	68,200	3,364,306
Kraft Foods, Inc.	22,500	868,950
Nestle SA (Switzerland)	8,282	494,252
Pilgrim’s Pride Corp.*	55,100	393,965
Sanderson Farms, Inc.(a)	19,800	907,236
Smithfield Foods, Inc.*(a)	47,900	1,036,077
Suedzucker AG (Germany)	2,865	101,638
Tate & Lyle PLC (United Kingdom)	6,353	64,520
Tyson Foods, Inc. (Class A Stock)	495,300	9,326,499
Unilever NV (Netherlands)	2,262	75,563
Unilever PLC (United Kingdom)	2,177	73,090

		44,473,350

Gas Utilities
Enagas (Spain)	4,610	84,115
Gas Natural SDG SA (Spain)	6,579	84,472
Hong Kong & China Gas Co. Ltd. (Hong Kong)	30,800	65,429

		234,016

SEE NOTES TO FINANCIAL STATEMENTS.

A59

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies — 1.1%
Baxter International, Inc.	109,200	$5,803,980
Becton, Dickinson & Co.	65,900	4,926,025
C.R. Bard, Inc.(a)	15,800	1,697,552
Coloplast A/S (Denmark) (Class B Stock)	983	176,751
Getinge AB (Sweden) (Class B Stock)	380	9,429
Hill-Rom Holdings, Inc.	83,800	2,585,230
Intuitive Surgical, Inc.*	18,200	10,078,978
Medtronic, Inc.	132,400	5,127,852
Sirona Dental Systems, Inc.*	18,600	837,186
St. Jude Medical, Inc.	77,300	3,085,043
Stryker Corp.	36,000	1,983,600

		36,311,626

Healthcare Providers & Services — 1.6%
Aetna, Inc.	270,500	10,487,285
Humana, Inc.	55,300	4,282,432
Ramsay Health Care Ltd. (Australia)	2,551	59,273
UnitedHealth Group, Inc.	410,500	24,014,250
WellPoint, Inc.	196,500	12,534,735

		51,377,975

Hotels, Restaurants & Leisure — 1.1%
CEC Entertainment, Inc.	6,300	229,131
Galaxy Entertainment Group Ltd. (Hong Kong)*	6,000	15,095
InterContinental Hotels Group PLC (United Kingdom)	363	8,739
International Game Technology(a)	305,200	4,806,900
McDonald’s Corp.	183,000	16,200,990
Panera Bread Co. (Class A Stock)*	31,600	4,406,304
Sands China Ltd. (Hong Kong)	33,200	106,805
TABCORP Holdings Ltd. (Australia)	19,601	59,109
Wynn Macau Ltd. (Hong Kong)	4,000	9,439
Yum! Brands, Inc.(a)	149,500	9,630,790

		35,473,302

Household Durables — 0.5%
Harman International Industries, Inc.	62,200	2,463,120
Sekisui House Ltd. (Japan)	2,000	18,884
Sony Corp. (Japan)	2,500	35,748
Tupperware Brands Corp.	40,300	2,206,828
Whirlpool Corp.	176,900	10,819,204

		15,543,784

Household Products — 1.0%
Colgate-Palmolive Co.(a)	37,900	3,945,390
Henkel AG & Co. KGaA (Germany)	321	17,813
Kimberly-Clark Corp.(a)	6,600	552,882
Procter & Gamble Co. (The)	453,005	27,746,556
Reckitt Benckiser Group PLC (United Kingdom)	2,463	130,187
Spectrum Brands Holdings, Inc.*	11,600	377,812

		32,770,640

Independent Power Producers & Energy Traders — 0.4%
AES Corp. (The)*	764,500	9,808,535
NRG Energy, Inc.*	108,400	1,881,824

		11,690,359

COMMON STOCKS (continued)	Shares	Value (Note 2)

Industrial Conglomerates — 1.7%
3M Co.	170,000	$15,232,000
General Electric Co.	1,880,200	39,183,368
Keppel Corp. Ltd. (Singapore)	8,000	65,540
Koninklijke Philips Electronics NV (Netherlands)	530	10,444
Siemens AG (Germany)	1,350	113,437
Smiths Group PLC (United Kingdom)	886	14,071
Tyco International Ltd.	18,400	972,440

		55,591,300

Insurance — 1.8%
ACE Ltd.	120,900	8,962,317
Admiral Group PLC (United Kingdom)	1,893	35,312
Aflac, Inc.	163,300	6,954,947
American Financial Group, Inc.	61,700	2,420,491
American International Group, Inc.*	33,200	1,065,388
Assurant, Inc.	101,200	3,525,808
Aviva PLC (United Kingdom)	23,898	102,330
AXA SA (France)	11,999	160,412
Berkshire Hathaway, Inc. (Class B Stock)*	147,100	12,257,843
Genworth Financial, Inc.*	620,500	3,512,030
Hannover Rueckversicherung AG (Germany)	1,013	60,343
Insurance Australia Group Ltd. (Australia)	658	2,360
Legal & General Group PLC (United Kingdom)	21,425	42,834
Loews Corp.	12,900	527,739
MetLife, Inc.	203,800	6,287,230
Muenchener Rueckversicherungs AG (Germany)	1,173	165,516
Old Mutual PLC (United Kingdom)	14,874	35,374
ProAssurance Corp.	4,600	409,814
Prudential PLC (United Kingdom)	3,628	42,067
Sampo OYJ (Finland) (Class A Stock)	1,289	33,443
Standard Life PLC (United Kingdom)	12,586	46,083
Swiss Re AG (Switzerland)	4,379	276,060
Symetra Financial Corp.	77,600	979,312
Unum Group	193,400	3,699,742
XL Group PLC	268,200	5,642,928
Zurich Financial Services AG (Switzerland)	512	115,775

		57,363,498

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.*	2,200	502,370
Expedia, Inc.	41,000	1,970,870
HSN, Inc.	54,900	2,215,215
Liberty Interactive Corp. (Class A Stock)*	28,600	508,794
priceline.com, Inc.*	1,200	797,424

		5,994,673

SEE NOTES TO FINANCIAL STATEMENTS.

A60

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Internet Software & Services — 0.9%
CoStar Group, Inc.*	13,400	$1,088,080
Dice Holdings, Inc.*	37,000	347,430
Google, Inc. (Class A Stock)*	35,200	20,418,464
IAC/InterActiveCorp	52,000	2,371,200
Yahoo!, Inc.*	214,400	3,393,952

		27,619,126

IT Services — 2.0%
Accenture PLC (Class A Stock)	203,900	12,252,351
Cap Gemini SA (France)	2,429	89,401
Corelogic, Inc.*	23,800	435,778
International Business Machines Corp.	160,100	31,312,358
Itochu Techno-Solutions Corp. (Japan)	700	33,785
Lender Processing Services, Inc.	43,200	1,092,096
Otsuka Corp. (Japan)	1,900	161,753
SAIC, Inc.	166,000	2,011,920
Unisys Corp.*	28,400	555,220
Visa, Inc. (Class A Stock)	120,000	14,835,600

		62,780,262

Leisure Equipment & Products — 0.1%
Nikon Corp. (Japan)	3,100	94,366
Polaris Industries, Inc.	49,400	3,531,112
Sankyo Co., Ltd. (Japan)	800	39,039
Shimano, Inc. (Japan)	1,100	72,119
Sturm Ruger & Co., Inc.(a)	16,800	674,520
Yamaha Corp. (Japan)	5,500	56,599

		4,467,755

Life Sciences Tools & Services — 0.5%
Charles River Laboratories International, Inc.*	18,100	592,956
Life Technologies Corp.*	38,600	1,736,614
Mettler-Toledo International, Inc.*	5,200	810,420
Thermo Fisher Scientific, Inc.	230,300	11,954,873

		15,094,863

Machinery — 1.3%
AGCO Corp.*	121,700	5,565,341
Atlas Copco AB (Sweden)	3,544	76,270
Crane Co.	5,400	196,452
Cummins, Inc.	136,300	13,208,833
Deere & Co.	79,800	6,453,426
Dover Corp.	70,200	3,763,422
Eaton Corp.(a)	72,800	2,885,064
FANUC Corp. (Japan)	1,300	213,695
Fiat Industrial SpA (Italy)	12,410	122,152
Hino Motors Ltd. (Japan)	21,000	151,995
Hitachi Construction Machinery Co., Ltd. (Japan)	4,300	81,210
Kone OYJ (Finland) (Class B Stock)	1,037	62,628
Lincoln Electric Holdings, Inc.	10,900	477,311
Metso OYJ (Finland)	4,064	140,124
Oshkosh Corp.*	71,300	1,493,735
Parker Hannifin Corp.(a)	18,100	1,391,528
Sandvik AB (Sweden)	3,267	41,898
Timken Co.	82,100	3,759,359
Toro Co. (The)	12,300	901,467
Valmont Industries, Inc.	3,000	362,910

COMMON STOCKS (continued)	Shares	Value (Note 2)

Machinery (continued)
Volvo AB (Sweden) (Class B Stock)	6,055	$69,230

		41,418,050

Marine
A.P. Moller-Maersk A/S (Denmark) (Class A Stock)	4	24,898
A.P. Moller-Maersk A/S (Denmark) (Class B Stock)	1	6,557

		31,455

Media — 1.7%
AMC Networks, Inc. (Class A Stock)*	13,400	476,370
Belo Corp. (Class A Stock)	37,000	238,280
CBS Corp. (Class B Stock)	84,900	2,783,022
Comcast Corp. (Class A Stock)	111,673	3,570,186
DIRECTV (Class A Stock)*	329,900	16,105,718
Hakuhodo DY Holdings, Inc. (Japan)	1,530	101,532
ITV PLC (United Kingdom)	62,557	75,274
McGraw-Hill Cos., Inc. (The)	91,000	4,095,000
Publicis Groupe SA (France)	692	31,648
Time Warner, Inc.(a)	295,900	11,392,150
Viacom, Inc. (Class B Stock)	233,600	10,983,872
Walt Disney Co. (The)(a)	59,000	2,861,500
WPP PLC (United Kingdom)	2,996	36,371

		52,750,923

Metals & Mining — 1.0%
Alcoa, Inc.(a)	426,900	3,735,375
BHP Billiton Ltd. (Australia)	10,062	327,743
BHP Billiton PLC (United Kingdom)	9,685	275,270
Boliden AB (Sweden)	5,139	71,709
Commercial Metals Co.	74,600	942,944
Fortescue Metals Group Ltd. (Australia)(a)	21,652	110,634
Freeport-McMoRan Copper & Gold, Inc.	393,900	13,420,173
Iluka Resources Ltd. (Australia)	1,295	15,284
Reliance Steel & Aluminum Co.	56,500	2,853,250
Rio Tinto Ltd. (Australia)	1,397	82,013
Rio Tinto PLC (United Kingdom)	6,181	293,743
Salzgitter AG (Germany)	134	5,516
Southern Copper Corp.(a)	130,100	4,099,451
Steel Dynamics, Inc.	391,500	4,600,125
Sumitomo Metal Mining Co. Ltd. (Japan)	8,000	90,153
Voestalpine AG (Austria)	2,709	71,950
Xstrata PLC (United Kingdom)	5,085	63,935

		31,059,268

Multiline Retail — 0.7%
Dillard’s, Inc. (Class A Stock)	56,400	3,591,552
Dollar Tree, Inc.*(a)	74,000	3,981,200
Takashimaya Co. Ltd. (Japan)	3,000	23,058
Target Corp.	226,400	13,174,216

		20,770,026

Multi-Utilities — 0.5%
Centrica PLC (United Kingdom)	11,607	58,035
Dominion Resources, Inc.	144,100	7,781,400

SEE NOTES TO FINANCIAL STATEMENTS.

A61

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Multi-Utilities (continued)
GDF Suez (France)	754	$17,981
National Grid PLC (United Kingdom)	12,988	137,647
Public Service Enterprise Group, Inc.	233,000	7,572,500
RWE AG (Germany)	835	34,147

		15,601,710

Office Electronics
Canon, Inc. (Japan)	1,300	51,884

Oil, Gas & Consumable Fuels — 6.2%
Apache Corp.	177,000	15,556,530
BG Group PLC (United Kingdom)	1,321	27,043
BP PLC (United Kingdom)	76,422	510,360
Chevron Corp.	408,356	43,081,558
ConocoPhillips(a)	185,334	10,356,464
ENI SpA (Italy)	9,096	193,246
EOG Resources, Inc.	68,700	6,190,557
Exxon Mobil Corp.	782,316	66,942,780
Hess Corp.	283,400	12,313,730
Marathon Oil Corp.	279,500	7,146,815
Marathon Petroleum Corp.	109,900	4,936,708
Murphy Oil Corp.	95,300	4,792,637
Occidental Petroleum Corp.	60,600	5,197,662
Repsol YPF SA (Spain)	2,822	45,364
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	12,090	407,347
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	10,065	351,507
Statoil ASA (Norway)	6,171	147,169
Tesoro Corp.*	59,500	1,485,120
Total SA (France)	7,887	354,986
Valero Energy Corp.	167,200	4,037,880
Williams Cos., Inc. (The)	442,200	12,744,204

		196,819,667

Paper & Forest Products
Domtar Corp.	7,400	567,654
Holmen AB (Sweden) (Class B Stock)	397	10,809
Schweitzer-Mauduit International, Inc.	8,500	579,190

		1,157,653

Pharmaceuticals — 3.5%
Abbott Laboratories	393,100	25,343,157
AstraZeneca PLC (United Kingdom)	7,123	318,309
Bayer AG (Germany)	3,331	240,030
Bristol-Myers Squibb Co.	12,300	442,185
Eli Lilly & Co.	392,600	16,846,466
GlaxoSmithKline PLC (United Kingdom)	21,453	487,283
Johnson & Johnson(a)	290,198	19,605,777
Merck & Co., Inc.	650,200	27,145,850
Novartis AG (Switzerland)	6,788	379,526
Novo Nordisk A/S (Denmark) (Class B Stock)	1,278	185,357
Orion OYJ (Finland) (Class B Stock)	3,608	68,338
Otsuka Holdings Co. Ltd. (Japan)	200	6,139
Pfizer, Inc.	819,597	18,850,731
Roche Holding AG (Switzerland)	2,292	395,904
Sanofi (France)	5,254	397,733

COMMON STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals (continued)
Shire PLC (United Kingdom)	72	$2,071
Teva Pharmaceutical Industries Ltd. (Israel)	1,891	74,539

		110,789,395

Professional Services
Adecco SA (Switzerland)	1,747	77,689
Campbell Brothers Ltd. (Australia)	1,607	90,091
Equifax, Inc.	21,300	992,580
Manpower, Inc.	6,800	249,220

		1,409,580

Real Estate Investment Trusts — 1.0%
American Capital Agency Corp.	306,100	10,288,021
American Tower Corp.	134,300	9,388,913
Camden Property Trust	45,800	3,099,286
Centro Retail Australia (Australia)	11,634	23,613
CFS Retail Property Trust (Australia)	37,101	74,050
CommonWealth REIT	83,700	1,600,344
DiamondRock Hospitality Co.	52,700	537,540
Goodman Group (Australia)	11,405	43,184
Government Properties Income Trust	29,000	655,980
GPT Group (Australia)	26,000	87,947
Hospitality Properties Trust	157,900	3,911,183
Link REIT (The) (Hong Kong)	42,000	172,152
Simon Property Group, Inc.	4,400	684,904
Unibail-Rodamco SE (France)	83	15,289
Vornado Realty Trust	19,800	1,662,804
Westfield Retail Trust (Australia)	28,572	83,807
Winthrop Realty Trust	31,300	380,608

		32,709,625

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*(a)	71,900	1,176,284
Cheung Kong Holdings Ltd. (Hong Kong)	6,000	74,078
Daiwa House Industry Co. Ltd. (Japan)	5,000	70,924
Immofinanz AG (Austria)	7,734	24,609
Jones Lang LaSalle, Inc.(a)	38,700	2,723,319
Keppel Land Ltd. (Singapore)	24,000	61,761
Lend Lease Group (Australia)	24,586	182,848
Sino Land Co. Ltd. (Hong Kong)	66,000	100,219
Sun Hung Kai Properties Ltd. (Hong Kong)	6,000	71,334
Tokyu Land Corp. (Japan)	23,000	114,166

		4,599,542

Road & Rail — 1.0%
Central Japan Railway Co. (Japan)	18	141,766
ComfortDelGro Corp. Ltd. (Singapore)	43,000	52,657
CSX Corp.	473,600	10,589,696
East Japan Railway Co. (Japan)	1,200	75,349
Norfolk Southern Corp.	170,900	12,265,493
Union Pacific Corp.	71,100	8,482,941
West Japan Railway Co. (Japan)	300	12,341

		31,620,243

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.	445,600	$5,106,576
ASML Holding NV (Netherlands)	4,913	252,313
Infineon Technologies AG (Germany)	1,414	9,570
Intel Corp.	1,241,100	33,075,315
KLA-Tencor Corp.	8,100	398,925
LSI Corp.*	790,400	5,034,848
Monolithic Power Systems, Inc.*	15,800	313,946

		44,191,493

Software — 2.8%
Adobe Systems, Inc.*	16,900	547,053
CA, Inc.	57,100	1,546,839
Dassault Systemes SA (France)	1,039	97,481
Intuit, Inc.	119,700	7,104,195
Microsoft Corp.	1,372,100	41,972,539
Nexon Co. Ltd. (Japan)*	7,600	148,781
Oracle Corp.	1,047,300	31,104,810
SAP AG (Germany)	3,287	194,641
Symantec Corp.*	261,400	3,819,054
VMware, Inc. (Class A Stock)*	28,100	2,558,224

		89,093,617

Specialty Retail — 1.6%
ANN, Inc.*	40,500	1,032,345
Ascena Retail Group, Inc.*	61,300	1,141,406
Bed Bath & Beyond, Inc.*	56,300	3,479,340
Best Buy Co., Inc.	51,500	1,079,440
Body Central Corp.*	28,900	260,100
Finish Line, Inc. (The) (Class A Stock)	41,800	874,038
Foot Locker, Inc.	43,000	1,314,940
Home Depot, Inc. (The)	290,750	15,406,843
Ross Stores, Inc.	143,700	8,976,939
Shimamura Co. Ltd. (Japan)	800	92,444
TJX Cos., Inc.	372,600	15,995,718
USS Co. Ltd. (Japan)	700	75,531

		49,729,084

Textiles, Apparel & Luxury Goods — 0.5%
Christian Dior SA (France)	183	25,168
Cie Financiere Richemont SA (Switzerland)	2,661	146,115
Coach, Inc.	213,600	12,491,328
LVMH Moet Hennessy Louis Vuitton SA (France)	396	60,267
True Religion Apparel, Inc.	50,500	1,463,490
Vera Bradley, Inc.*(a)	29,600	623,968

		14,810,336

Tobacco — 0.8%
Altria Group, Inc.	260,500	9,000,275
British American Tobacco PLC (United Kingdom)	5,325	270,722
Imperial Tobacco Group PLC (United Kingdom)	6,064	233,635
Japan Tobacco, Inc. (Japan)	5,200	154,053
Lorillard, Inc.	20,700	2,731,365
Philip Morris International, Inc.	161,900	14,127,394

		26,517,444

COMMON STOCKS (continued)	Shares	Value (Note 2)

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	25,200	$928,620
DXP Enterprises, Inc.*	5,900	244,791
ITOCHU Corp. (Japan)	16,100	169,222
Marubeni Corp. (Japan)	20,000	133,258
Mitsubishi Corp. (Japan)	300	6,064
Mitsui & Co. Ltd. (Japan)	2,900	43,094
MSC Industrial Direct Co., Inc. (Class A Stock)	27,600	1,809,180
Rexel SA (France)	1,906	32,556
Sumitomo Corp. (Japan)	12,800	179,095

		3,545,880

Water Utilities — 0.1%
American Water Works Co., Inc.	112,500	3,856,500

Wireless Telecommunication Services
KDDI Corp. (Japan)	36	232,233
Millicom International Cellular SA (Luxembourg)	178	16,799
Softbank Corp. (Japan)	8,200	305,234
Vodafone Group PLC (United Kingdom)	68,333	192,067

		746,333

TOTAL COMMON STOCKS (cost $1,638,661,828)		1,997,121,891

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $598,553)	11,900	594,524

PREFERRED STOCKS — 0.1%
Automobiles
Volkswagen AG (Germany)	961	152,249

Banking — 0.1%
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	22,000	600,380
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(b)	28,000	708,120

		1,308,500

Household Products
Henkel AG & Co. KGaA (Germany)	479	31,828

TOTAL PREFERRED STOCKS (cost $1,442,914)		1,492,577

	Units
RIGHTS
Oil, Gas & Consumable Fuels
Repsol YPF SA (Spain)* (cost $0)	2,822	1,979

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

ASSET-BACKED SECURITIES — 1.2%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Non-Residential Mortgage-Backed Securities — 1.0%
AIMCO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A(b)	Aaa	0.716%	10/20/19	$2,557		$2,444,474
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(b)	Aaa	0.716%	10/27/18	1,000		967,378
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(b)	Aaa	2.066%	05/17/21	500		501,282
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A(b)	Aaa	0.726%	01/26/20	1,622		1,565,335
BA Credit Card Trust, Ser. 2006-C5, Class C5(b)	A3	0.642%	01/15/16	3,209		3,191,629
Bank One Issuance Trust, Ser. 2003-C3, Class C3	Baa2	4.770%	02/16/16	5,200		5,375,619
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.717%	05/25/17	734		721,363
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.716%	08/03/19	411		398,410
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(b)	Baa2	0.644%	02/20/15	1,350		1,348,875
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(b)	Aaa	0.816%	07/27/16	984	(c)	984
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(b)	Aaa	0.716%	07/22/20	1,225		1,186,262
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(b)	Aa1	0.938%	03/15/20	1,000		893,882
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.727%	12/15/17	539		536,122
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(b)	Aaa	0.827%	07/15/16	48		47,984
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(b)	Aaa	0.706%	10/19/20	1,161		1,116,484
LCM LP (Cayman Islands), Ser. 2004-2A, Class A, 144A(b)	Aaa	0.786%	10/22/16	390		382,997
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(b)	Aaa	0.727%	06/01/17	2,302		2,244,062
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(b)	Aaa	0.728%	09/15/17	1,783		1,726,269
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(b)	Aaa	0.718%	03/15/18	521		500,900
Race Point CLO Ltd. (Cayman Islands), Ser. 2012-6A, Class B, 144A(b)(d)	AA(e)	2.967%	05/24/23	1,000		994,813
Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A(b)	AA(e)	2.964%	08/17/22	750		720,000
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	140		142,207
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(b)	Aaa	0.716%	11/01/18	3,500		3,408,387

						30,415,718

Residential Mortgage-Backed Securities — 0.2%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(b)	B2	1.895%	03/25/33	381		257,543
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	312		258,702
Equity One ABS, Inc., Ser. 2004-3, Class M1(b)	Ba1	5.506%	07/25/34	670		525,411
GSAMP Trust, Ser. 2004-HE2, Class A3C(b)	Aaa	0.825%	09/25/34	674		559,453
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(b)	Aa1	0.734%	01/20/35	287		257,818
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.775%	06/25/34	991		756,109
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.445%	05/25/33	608		509,979
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(b)	B3	1.190%	06/25/34	1,208		935,250
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.295%	12/27/33	1,096		959,996
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(b)	Caa3	1.145%	07/25/32	651		466,352
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(b)	B2	1.520%	09/25/32	665		500,629
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(b)	Ba3	1.010%	02/25/34	1,060		810,606
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(b)	Ca	0.495%	05/25/36	1,100		366,419

						7,164,267

TOTAL ASSET-BACKED SECURITIES (cost $39,045,670)						37,579,985

BANK LOANS — 0.3%
Foods — 0.1%
Del Monte Foods Co.(b).	Ba3	4.500%	03/08/18	1,098		1,078,912

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

BANK LOANS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Gaming
Scientific Games Corp.(b)	Ba1	3.000%	06/30/15	$650	$643,094

Healthcare & Pharmaceutical — 0.1%
Davita, Inc.(b)	Ba2	4.500%	10/20/16	1,293	1,291,851
HCA, Inc.(b)	Ba3	3.495%	05/01/18	370	358,306
HCA, Inc.(b)	Ba3	3.711%	03/31/17	886	859,882
RPI Finance Trust(b)	Baa2	4.000%	11/09/18	1,083	1,073,518

					3,583,557

Metals
Schaeffler AG(b)	B1	6.000%	01/27/17	750	748,828

Pipelines & Other
Energy Transfer Equity LP(b)	Ba2	3.750%	03/23/17	900	879,429

Technology — 0.1%
First Data Corp.(b)	B1	4.250%	03/26/18	2,134	1,956,489
First Data Corp.(b)	B1	5.250%	03/24/17	162	153,862
Flextronics International Ltd. (Singapore)(b)	Ba1	2.489%	10/01/14	536	523,394
Flextronics International Ltd. (Singapore)(b)	Ba1	2.500%	10/01/14	154	150,400

					2,784,145

TOTAL BANK LOANS (cost $9,915,251)					9,717,965

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,820	2,106,771
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(b)	B2	3.002%	02/25/35	629	541,607
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(b)	Caa1	3.029%	03/25/35	502	424,663
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(b)	Ba2	2.894%	02/25/37	1,462	1,403,701
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	582	595,802
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(b)	B1	2.880%	07/25/35	940	896,083
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	193	199,520
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(b)	Baa1	2.740%	02/25/34	535	517,683
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(e)	5.000%	03/25/20	247	233,145

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $7,653,093)					6,918,975

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,409	2,475,761
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,758,897
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(b)	Aaa	5.805%	06/10/49	1,206	1,211,934
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(e)	5.620%	02/10/51	1,920	2,043,437
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	3,900	4,204,535
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-2, Class A3(b)	AAA(e)	5.780%	04/10/49	1,500	1,652,677
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4(b)	AAA(e)	5.405%	12/11/40	2,000	2,234,914
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.482%	01/15/46	1,200	1,335,624
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617%	10/15/48	580	656,577
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A	AA-(e)	5.440%	09/15/30	511	525,916
Commercial Mortgage Pass Through Certificates, Ser. 2006-C7, Class A4(b)	AAA(e)	5.941%	06/10/46	5,450	6,136,564
Commercial Mortgage Pass Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	399	400,711
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	371	376,634

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	$23	$23,466
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	1,900	2,013,588
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(e)	5.593%	02/15/39	2,700	3,017,482
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(b)	AA-(e)	5.593%	02/15/39	640	693,600
CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4	AA-(e)	5.223%	08/15/48	1,230	1,358,642
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(b)	AAA(e)	6.007%	05/15/46	2,200	2,345,638
FHLMC Multifamily Structured Pass Through Certificates, I/O, Ser. K501, Class X1A(b)	Aaa	1.880%	08/25/16	7,882	427,075
GE Capital Commercial Mortgage Corp., Ser. 2005-C4, Class A4(b)	Aaa	5.486%	11/10/45	2,585	2,889,924
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(b)	AAA(e)	5.481%	03/10/44	2,060	2,295,738
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,720	2,899,482
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A3	Aaa	4.569%	08/10/42	949	960,560
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(b)	Aa2	5.224%	04/10/37	8,050	8,797,378
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A4(b)	Aaa	6.071%	07/10/38	1,940	2,211,266
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,915	2,982,539
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(b)	AAA(e)	5.587%	04/10/38	5,255	5,560,357
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(b)	Aaa	5.778%	08/10/45	1,047	1,055,300
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(b)	Aaa	4.853%	03/15/46	1,801	1,865,295
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	317	319,562
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,062,637
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	3,105	3,222,519
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(b)	Aa2	4.999%	10/15/42	1,270	1,359,282
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,229	3,444,823
JPMorgan Chase Commercial Mortgage Securities Corp., I/O, Ser. 2006-LDP6, Class X2(b)	Aaa	0.050%	04/15/43	88,483	64,151
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(b)	Aaa	6.064%	04/15/45	563	573,224
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	1,416	1,428,037
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-CBX, Class A3	Aaa	3.139%	06/15/45	2,100	2,150,914
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(b)	AAA(e)	4.826%	08/15/29	2,876	2,923,978
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(b)	AA(e)	5.263%	11/15/40	1,510	1,639,375
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(e)	5.084%	02/15/31	3,093	3,107,457
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	55	54,777
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(b)	Aaa	5.661%	03/15/39	2,676	3,005,758
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	2,063,046
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class AM(b)	A(e)	5.848%	05/12/39	930	1,004,845
Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2	Aaa	5.425%	02/12/51	130	131,054
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(b)	A(e)	5.657%	02/12/39	530	562,564
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(b)	Aaa	6.093%	06/12/46	1,795	2,034,753
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	2,495	2,557,251
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(b)	Aaa	5.600%	03/12/44	1,500	1,671,319
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(b)	AAA(e)	5.894%	10/15/42	2,600	2,927,595

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(e)	5.332%	12/15/43	$4,720	$5,361,929
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A31	Aaa	5.439%	02/12/44	1,230	1,294,045
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,362	4,566,767
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(b)	AAA(e)	5.824%	06/11/42	1,105	1,154,300
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(b)	Aaa	5.418%	01/15/45	5,000	5,557,745
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(b)	Aaa	5.922%	05/15/43	1,000	1,136,601
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	4,500	4,924,921
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A4(b)	Aaa	6.097%	02/15/51	4,610	5,166,090

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $126,024,409)					134,882,830

CORPORATE BONDS — 8.8%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	515	549,307

Airlines — 0.1%
Continental Airlines 1998-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	203	213,509
Continental Airlines 2009-2 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	712	803,207
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-A, Class A(a)	Baa2	4.750%	01/12/21	839	878,362
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa2	6.821%	08/10/22	381	409,710
Delta Air Lines 2011-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A(a)	Baa2	5.300%	04/15/19	1,382	1,475,719
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-2, Class A(a)	Baa2	4.950%	05/23/19	701	744,714

					4,525,221

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A	Baa3	3.984%	06/15/16	415	427,412
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A	Baa3	4.207%	04/15/16	1,655	1,718,516
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17	450	456,525
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	541,439
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	245	275,393

					3,419,285

Banking — 2.4%
American Express Co., Sr. Unsec’d. Notes(a)	A3	8.125%	05/20/19	1,925	2,563,336
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16	2,030	2,117,625
Banco Bradesco SA (Brazil), Sub. Notes	Baa1	8.750%	10/24/13	1,760	1,892,000
Bank of America Corp., Jr. Sub. Notes, Ser. K(b)	B1	8.000%	12/29/49	2,200	2,291,696
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	595	613,304
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.000%	05/13/21	630	649,975
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	1,260	1,387,630
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	1,060	1,143,937
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	870	877,077
Bank of America Corp., Sub. Notes(a)	Baa3	5.750%	08/15/16	1,775	1,845,789
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	930	968,251
Bank of America NA, Sub. Notes	Baa1	6.000%	10/15/36	410	431,190
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	5.300%	10/30/15	515	558,859
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	6.400%	10/02/17	330	380,550
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	7.250%	02/01/18	1,175	1,404,745
Capital One Bank USA NA, Sub. Notes	Baa1	6.500%	06/13/13	20	20,961
Capital One Bank USA NA, Sub. Notes	Baa1	8.800%	07/15/19	1,300	1,637,158
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,080	1,097,550
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	3.953%	06/15/16	1,010	1,034,905
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%	01/14/22	1,660	1,714,538
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.750%	05/19/15	2,265	2,377,437

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	$1,155	$1,289,643
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	03/05/38	215	262,984
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	710	947,491
Citigroup, Inc., Sub. Notes	Baa3	5.000%	09/15/14	454	465,380
Citigroup, Inc., Sub. Notes	Baa3	5.625%	08/27/12	2,800	2,817,020
Citigroup, Inc., Sub. Notes(a)	Baa3	6.125%	08/25/36	570	560,639
Citigroup, Inc., Unsec’d. Notes(a)	Baa2	8.500%	05/22/19	1,895	2,340,384
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,380	961,165
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	570	663,406
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,118,158
Goldman Sachs Group, Inc. (The), Sr. Notes(a)	A3	6.250%	02/01/41	270	281,544
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625%	02/07/16	2,000	2,000,220
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(f)	A3	5.250%	07/27/21	2,055	2,087,506
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.450%	11/01/12	600	608,702
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	440	464,466
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	1,000	1,067,569
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%	01/15/17	1,190	1,248,193
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	104	101,926
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%	01/14/22	1,910	2,111,360
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%	04/05/21	1,025	1,144,361
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	170	199,057
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(b)	Ba1	7.900%	04/29/49	2,000	2,192,580
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	3,210	3,301,177
JPMorgan Chase & Co., Sr. Unsec’d. Notes(f)	A2	4.250%	10/15/20	2,930	3,078,006
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	Baa2	7.000%	11/01/39	1,500	1,500,000
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	A2	5.800%	01/13/20	1,870	1,999,051
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes.	A2	6.375%	01/21/21	1,400	1,586,592
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	6.400%	08/28/17	35	38,071
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.500%	07/28/21	760	748,795
Morgan Stanley, Sr. Unsec’d. Notes(a)	Baa1	5.750%	01/25/21	1,400	1,380,459
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	1,415	1,400,426
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.950%	12/28/17	510	523,852
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.625%	04/01/18	105	109,785
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.450%	01/09/17	2,345	2,368,194
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes(b)	Ba1	6.346%	07/29/49	800	859,958
PNC Funding Corp., Gtd. Notes.	A3	2.700%	09/19/16	1,110	1,150,363
PNC Funding Corp., Gtd. Notes.(a)	A3	6.700%	06/10/19	440	547,095
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	Baa1	6.400%	10/21/19	1,775	1,892,785
UBS AG London (Switzerland), Covered Notes, 144A	Aaa	2.250%	03/30/17	950	952,920
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	775	781,332
Wells Fargo Bank NA, Sub. Notes, Ser. AI	A1	4.750%	02/09/15	585	626,941

					76,788,069

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	6.875%	02/06/12	1,715	390,162
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(a)(g)	NR	6.875%	05/02/18	700	162,750

					552,912

Cable — 0.2%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	371,208
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	1,000	1,115,000
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	570	694,837
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	188,495
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	547,549
Comcast Corp., Gtd. Notes(a)	Baa1	6.950%	08/15/37	605	777,072
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	920	970,362
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	165	173,745

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Cable (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	Baa2	5.150%	03/15/42	$1,560	$1,570,060
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	382,499

					6,790,827

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes, 144A	Ba2	5.625%	06/15/22	1,205	1,238,138
Deere & Co., Sr. Unsec’d. Notes	A2	3.900%	06/09/42	745	740,160
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(h)	Baa1	5.800%	10/15/12	460	465,656
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(d)(h)	Baa1	6.375%	10/15/17	1,302	1,521,798
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(d)(h)	Baa1	7.000%	10/15/37	380	458,067
General Electric Co., Sr. Unsec’d. Notes	Aa3	5.250%	12/06/17	200	233,548
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	4.875%	09/15/41	215	244,645
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A	Baa3	3.125%	05/11/15	500	502,990
United Technologies Corp., Sr. Unsec’d. Notes(a)	A2	4.500%	06/01/42	1,830	2,010,081
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875%	10/01/21	1,260	1,393,597

					8,808,680

Chemicals — 0.2%
Ashland, Inc., Sr. Sec’d. Notes	Baa3	9.125%	06/01/17	1,400	1,540,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	2,003,699
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	432	687,930
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	757,773
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	150	176,387
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	460	553,217

					5,719,006

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,959,716
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	1,254	1,360,602

					3,320,318

Electric — 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa1	6.250%	08/01/16	175	205,285
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36	550	727,991
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	525	597,408
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	740	766,250
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	590	817,173
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	276,465
Duke Energy Carolinas LLC, First Mtge. Bonds(a)	A1	6.050%	04/15/38	550	729,535
El Paso Electric Co., Sr. Unsec’d. Notes(a)	Baa2	6.000%	05/15/35	670	790,465
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,295	1,517,082
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	Baa1	6.000%	10/07/39	1,280	1,004,874
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	155	168,467
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.250%	10/01/39	1,425	1,543,626
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	389,067
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	495	591,125
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	145	137,085
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	493,667
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	372,102
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa1	6.500%	05/15/18	1,260	1,550,831
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	689,639
NSTAR, Sr. Unsec’d. Notes	A3	4.500%	11/15/19	615	685,826
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes(a)	Baa1	6.375%	01/15/15	345	381,536
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	167,650
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A1	5.800%	05/01/37	535	694,974

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric (continued)
Xcel Energy, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.800%	09/15/41	$480	$537,128
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	230,653

					16,065,904

Energy-Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	535	602,322
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,040	1,101,989

					1,704,311

Energy-Other — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,195	1,388,153
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	325	375,742
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	250	306,387
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21	2,200	2,353,111
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	05/15/42	1,065	1,117,560
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	1,070	1,111,780
Phillips 66, Gtd. Notes, 144A	Baa1	2.950%	05/01/17	490	503,508
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,500	1,765,252
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	7.350%	12/15/41	170	205,683
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	810	869,575
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,371,010

					11,367,761

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39	1,285	2,020,370
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.200%	01/15/39	250	397,466
ARAMARK Corp., Gtd. Notes(a)	B3	8.500%	02/01/15	850	870,196
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	727	796,338
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,097,408
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,229,717
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $666,818; purchased 11/19/07)(d)(h)	A2	6.000%	11/27/17	670	796,907
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	533,316
Kraft Foods Group, Inc., Gtd. Notes, 144A(a)	Baa2	5.000%	06/04/42	680	719,696
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	1,321	1,507,591
Tyson Foods, Inc., Gtd. Notes	Baa3	6.850%	04/01/16	735	840,656

					10,809,661

Gaming — 0.1%
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	1,260	1,436,400

Healthcare & Pharmaceutical — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	1,640	1,712,021
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	1,110	1,200,736
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	2,460	2,512,629
Genentech, Inc., Sr. Unsec’d. Notes	AA-(e)	4.750%	07/15/15	280	309,433
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	Baa1	5.650%	12/01/41	565	658,598
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	580	654,927
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	216,171
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	445	511,611
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	80,740

					7,856,866

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	1,570	1,937,275
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	515	658,577
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	650	739,695
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	785,448
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	1,290	1,407,029
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.950%	02/15/41	730	936,167

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare Insurance (continued)
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	$195	$234,796
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	420	556,846
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	420	562,162
WellPoint, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.625%	05/15/42	515	530,902
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	860	934,441

					9,283,338

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	525	551,507
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	140	157,235
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	580	591,579
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	1,055	1,193,708
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	990	1,195,115
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125%	05/27/16	2,655	2,766,236
Axis Specialty Finance LLC, Gtd. Notes(a)	Baa1	5.875%	06/01/20	1,030	1,115,456
Chubb Corp. (The), Jr. Sub. Notes(a)(b)	A3	6.375%	03/29/67	1,300	1,342,250
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(a)	Baa3	5.125%	04/15/22	755	777,466
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	908,533
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42	365	369,452
Lincoln National Corp., Jr. Sub. Notes(b)	Ba1	6.050%	04/20/67	260	237,900
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	530,729
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	705	831,545
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	761,864
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	835	989,852
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	503,430
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	430	504,218
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	660	872,400
Northwestern Mutual Life Insurance, Sub. Notes, 144A	Aa2	6.063%	03/30/40	370	450,519
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,120	1,120,633
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	680	765,119
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	995	1,263,632
Progressive Corp. (The), Jr. Sub. Notes(a)(b)	A2	6.700%	06/15/37	735	764,400
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(a)	Aa2	6.850%	12/16/39	1,450	1,872,331
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	350	376,463
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	597,675
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	513,130
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	89,536

					24,013,913

Lodging — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	900	1,026,000
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	750	761,250
Marriott International, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.000%	03/01/19	580	586,417
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	05/15/18	2,800	3,252,368
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	1,055	1,062,323

					6,688,358

Media & Entertainment — 0.2%
CBS Corp., Gtd. Notes(a)	Baa2	3.375%	03/01/22	805	802,018
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	701,850
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	620	702,488
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	1,315	1,537,704
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	90	107,539
Time Warner Cos., Inc., Gtd. Notes(a)	Baa2	7.250%	10/15/17	790	984,560
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	210	244,497
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	1,465	1,703,461
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	180	232,495
Viacom, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.750%	10/05/37	430	546,180

					7,562,792

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Metals — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	$1,030	$1,044,365
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.250%	02/25/22	570	558,263
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	3.550%	03/01/22	1,185	1,165,895
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	880	1,001,509
Peabody Energy Corp., Gtd. Notes, 144A(a)	Ba1	6.000%	11/15/18	1,525	1,517,375
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(e)	4.500%	05/15/13	115	118,382
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	425	487,870
Teck Resources Ltd. (Canada), Gtd. Notes(a)	Baa2	5.200%	03/01/42	695	665,893
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	1,185	1,207,528

					7,767,080

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	5.875%	01/14/38	1,750	2,009,007
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	A1	6.000%	08/07/19	920	1,076,470
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(i)	A1	6.875%	01/10/39	1,625	2,096,464
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16	375	380,468
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	6.375%	03/25/13	1,850	1,889,313
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	570	598,500
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,050	1,149,750
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	1,070	1,198,400

					10,398,372

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(d)(h)	Baa3	5.400%	11/01/20	290	336,507
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	885	997,767
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	685	863,188
Rock-Tenn Co., Unsec’d. Notes, 144A(a)	Ba1	4.900%	03/01/22	800	824,152

					3,021,614

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	675	697,350
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	273,557
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	392,674
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	145	170,265
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	92,712
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,190	3,807,724
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.250%	02/15/13	235	241,735

					5,676,017

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	829,707
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	715	877,103
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	525	634,224
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	18	25,885

					2,366,919

Real Estate Investment Trusts — 0.2%
HCP, Inc., Sr. Unsec’d. Notes	Baa2	2.700%	02/01/14	750	761,980
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	765	937,798
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	682,063
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	72	86,115
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	295	303,675
Simon Property Group LP, Sr. Unsec’d. Notes	A3	3.375%	03/15/22	230	231,016
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	3,080	3,644,382

					6,647,029

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	05/15/41	1,020	1,214,222
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	515	640,125

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Retailers (continued)
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	$385	$488,481
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	360	378,494
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.875%	01/15/13	2,000	2,048,648
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%	10/15/21	260	285,170
Target Corp., Sr. Unsec’d. Notes	A2	4.000%	07/01/42	1,140	1,122,929
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	720	937,060

					7,115,129

Technology — 0.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	400	412,969
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	340	350,503
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(e)	10.000%	07/15/13	1,100	1,182,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,500	1,665,000
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	1,000	1,070,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,720	2,883,891

					7,564,863

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	590	726,184
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	7	10,371
AT&T Mobility LLC, Sr. Unsec’d. Notes	A-(e)	7.125%	12/15/31	405	536,295
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	435	499,234
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	5.550%	08/15/41	1,070	1,275,394
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,720	2,213,675
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	400	601,573
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11 - 05/11/11)(d)(h)	Baa3	7.082%	06/01/16	325	371,976
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,626,279; purchased 05/12/06 - 04/10/07)(d)(h)	Baa3	7.995%	06/01/36	1,600	1,671,352
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14	1,440	1,605,233
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	320,800
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	430	364,425
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	5.877%	07/15/19	390	348,830
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	7.045%	06/20/36	210	183,600
United States Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	210	217,109
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.000%	04/01/41	570	722,616
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,165	3,855,910
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	1,000	1,053,750

					16,578,327

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%	05/05/21	1,000	1,134,046
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	1,215	1,681,278
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	222,610
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,285,113
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	465	484,745
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	325	403,348
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	386,706

					5,597,846

TOTAL CORPORATE BONDS (cost $258,027,827)					279,996,125

MORTGAGE-BACKED SECURITIES — 10.6%
Federal Home Loan Mortgage Corp.(b)		2.523%	06/01/36	971	1,029,546
Federal Home Loan Mortgage Corp.		3.000%	TBA 15 YR	3,000	3,136,406
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR	4,500	4,720,781

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal Home Loan Mortgage Corp.		4.000%	06/01/26-12/01/40	$10,762	$11,452,238
Federal Home Loan Mortgage Corp.		4.000%	TBA 30 YR	3,000	3,183,281
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-10/01/41	29,238	31,369,677
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-07/01/37	9,724	10,478,017
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	5,000	5,372,656
Federal Home Loan Mortgage Corp.(b)		5.255%	12/01/35	981	1,051,485
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-07/01/38	15,475	16,858,868
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	1,247	1,397,007
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	4,500	4,930,312
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	55	56,251
Federal Home Loan Mortgage Corp.		7.000%	01/01/31-10/01/32	637	754,441
Federal National Mortgage Association(b)		2.285%	07/01/33	498	525,580
Federal National Mortgage Association		2.500%	TBA 15 YR	1,000	1,030,313
Federal National Mortgage Association		2.500%	TBA 15 YR	1,000	1,028,125
Federal National Mortgage Association(b)		2.648%	06/01/37	394	421,510
Federal National Mortgage Association		3.000%	TBA 15 YR	5,000	5,238,281
Federal National Mortgage Association		3.500%	06/01/39	2,222	2,338,478
Federal National Mortgage Association		3.500%	TBA 15 YR	11,500	12,150,469
Federal National Mortgage Association		3.500%	TBA 30 YR	24,000	25,226,251
Federal National Mortgage Association		3.500%	TBA 30 YR	21,500	22,538,048
Federal National Mortgage Association		4.500%	11/01/18-03/01/41	22,411	24,399,886
Federal National Mortgage Association		5.000%	10/01/18-02/01/36	12,511	13,604,184
Federal National Mortgage Association		5.500%	03/01/16-08/01/37	17,543	19,291,400
Federal National Mortgage Association		6.000%	04/01/13-05/01/38	14,017	15,595,071
Federal National Mortgage Association		6.500%	07/01/17-09/01/37	5,621	6,395,463
Federal National Mortgage Association		7.000%	02/01/32-07/01/32	388	454,064
Federal National Mortgage Association		7.500%	05/01/32	97	118,725
Government National Mortgage Association		3.500%	TBA 30 YR	5,000	5,343,749
Government National Mortgage Association		4.000%	06/15/40-05/20/41	4,164	4,559,855
Government National Mortgage Association		4.000%	TBA 30 YR	24,500	26,724,139
Government National Mortgage Association		4.000%	TBA 30 YR	4,500	4,914,140
Government National Mortgage Association		4.500%	01/20/41-02/20/41	8,328	9,197,553
Government National Mortgage Association		4.500%	TBA 30 YR	12,500	13,740,234
Government National Mortgage Association.		5.000%	TBA 30 YR	12,500	13,753,906
Government National Mortgage Association		5.500%	11/15/32-02/15/36	5,786	6,468,876
Government National Mortgage Association		6.000%	02/15/33-10/15/34	2,435	2,763,233
Government National Mortgage Association		6.500%	10/15/23-07/15/35	2,603	3,010,242
Government National Mortgage Association		8.000%	01/15/24-04/15/25	75	87,149

TOTAL MORTGAGE-BACKED SECURITIES (cost $326,111,507)					336,709,890

MUNICIPAL BONDS — 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,325	1,768,703
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	1,030	1,318,791
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,000	1,130,070
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,070	1,565,817
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,130	1,373,718
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	455	548,889
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	300	340,257
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	445	573,458
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	550	656,430
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	680	911,458

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	$1,270	$1,586,535
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	475	594,615
State of California, General Obligation Unlimited, BABs(a)	A1	7.550%	04/01/39	245	317,393
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	215	277,688
State of Illinois, GO	A2	4.421%	01/01/15	740	778,739
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	335	407,708

TOTAL MUNICIPAL BONDS (cost $11,462,448)					14,150,269

NON-CORPORATE FOREIGN AGENCIES — 0.5%
Commonwealth Bank of Australia (Australia), Gov’t. Gtd. Notes, 144A	Aaa	2.700%	11/25/14	7,435	7,769,850
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.000%	01/29/21	515	531,595
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	5.125%	06/29/20	400	446,110
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,000	1,075,622
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	880	885,169
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	451,500
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(a)	A3	5.375%	01/27/21	2,100	2,263,319
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,315,925

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $15,013,575)					15,739,090

NON-CORPORATE SOVEREIGNS — 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	Baa1	4.750%	03/08/44	1,006	1,083,965
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.250%	01/20/20	315	363,195
Russian Foreign Bond-Eurobond (Russia), Unsec’d. Notes, 144A	Baa1	3.250%	04/04/17	2,400	2,414,976

TOTAL NON-CORPORATE SOVEREIGNS (cost $3,731,945)					3,862,136

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Banks(a)		5.500%	07/15/36	1,080	1,456,784
Federal Home Loan Mortgage Corp.(a)		5.125%	11/17/17	630	763,078
Resolution Funding Corp. Interest Strip, Bonds(j)		1.340%	04/15/18	2,615	2,424,667

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,983,256)					4,644,529

U.S. GOVERNMENT TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bonds(a)		3.000%	05/15/42	6,885	7,210,963
U.S. Treasury Inflation Indexed Bonds		0.750%	02/15/42	3,711	3,892,944
U.S. Treasury Inflation Indexed Bonds		1.375%	01/15/20	5,915	6,876,665
U.S. Treasury Notes		0.750%	08/15/13	27,635	27,782,902
U.S. Treasury Notes		0.750%	06/30/17	5,370	5,375,456
U.S. Treasury Notes		1.000%	06/30/19	7,995	7,931,288
U.S. Treasury Notes		1.375%	11/30/15	710	730,912
U.S. Treasury Notes(a)		1.750%	05/15/22	1,655	1,668,447
U.S. Treasury Notes		3.000%	09/30/16	6,525	7,171,380
U.S. Treasury Notes		3.125%	04/30/17	7,045	7,844,171
U.S. Treasury Notes		3.250%	05/31/16	10,880	12,005,405
U.S. Treasury Notes		3.500%	02/15/18	24,845	28,426,183
U.S. Treasury Notes		3.625%	02/15/21	4,485	5,295,103
U.S. Treasury Notes		4.250%	11/15/17	7,015	8,273,316
U.S. Treasury Notes		4.625%	02/15/17	2,700	3,180,937
U.S. Treasury Strips Coupon(k)		1.980%	05/15/23	3,845	3,102,934
U.S. Treasury Strips Coupon(k)		2.150%	05/15/24	18,495	14,353,895
U.S. Treasury Strips Coupon(k)		2.180%	08/15/24	6,520	5,010,627
U.S. Treasury Strips Coupon(a)(k)		2.250%	02/15/25	4,750	3,577,743

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

U.S. GOVERNMENT TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Strips Coupon(k)	2.280%	11/15/23	$10,490	$8,303,978
U.S. Treasury Strips Coupon(k)	2.310%	08/15/25	1,055	778,862
U.S. Treasury Strips Coupon(k)	2.340%	02/15/24	10,000	7,834,870
U.S. Treasury Strips Coupon(k)	2.610%	05/15/25	5,000	3,727,130
U.S. Treasury Strips Coupon(k)	2.970%	05/15/27	2,280	1,574,728
U.S. Treasury Strips Coupon(a)(k)	3.750%	08/15/33	10,730	5,951,942

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $174,674,850)				187,882,781

TOTAL LONG-TERM INVESTMENTS (cost $2,616,347,126)				3,031,295,546

SHORT-TERM INVESTMENTS — 14.6%
U.S. GOVERNMENT TREASURY OBLIGATION
U.S. Treasury Bill(i)(l) (cost $999,820)	0.080%	09/20/12	1,000	999,839

			Shares
AFFILIATED MUTUAL FUNDS — 14.6%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $145,126,508) (Note 4)(m)			14,702,056	132,171,487
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $330,895,232: includes $157,117,393 of cash collateral received for securities on loan) (Note 4)(m)(n)			330,895,232	330,895,232

TOTAL AFFILIATED MUTUAL FUNDS (cost $476,021,740)				463,066,719

TOTAL SHORT-TERM INVESTMENTS (cost $477,021,560)				464,066,558

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 109.8% (cost $3,093,368,686)				3,495,362,104

			Principal Amount (000)#
SECURITY SOLD SHORT — (0.2)%
MORTGAGE-BACKED SECURITY
Federal National Mortgage Association (proceeds received $6,432,422)	4.500%	TBA 30 YR	$6,000	(6,435,937)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 109.6% (cost $3,086,936,264)				3,488,926,167
LIABILITIES IN EXCESS OF OTHER ASSETS(o) — (9.6)%				(305,072,445)

NET ASSETS — 100.0%				$3,183,853,722

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2012. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $154,348,196; cash collateral of $157,117,393 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2012.

(c)	Amount is actual; not rounded to thousands.

(d)	Indicates a security that has been deemed illiquid.

(e)	Standard & Poor’s Rating.

(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(h)	Indicates a restricted security; the aggregate original cost of such securities is $5,084,852. The aggregate value of $5,622,263 is approximately 0.2% of net assets.

(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(j)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2012.

(k)	Rate shown reflects the effective yield at June 30, 2012.

(l)	Rate quoted represents yield-to-maturity as of purchase date.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Long Positions:
300	2 Year U.S. Treasury Notes	Sep. 2012	$66,061,087	$66,056,250	$(4,837)
875	5 Year U.S. Treasury Notes	Sep. 2012	108,394,310	108,472,656	78,346
58	10 Year U.S. Treasury Notes	Sep. 2012	7,735,879	7,735,750	(129)
15	U.S. Ultra Bond	Sep. 2012	2,511,495	2,502,656	(8,839)
143	S&P 500 E-mini	Sep. 2012	9,297,460	9,698,260	400,800

					465,341

Short Position:
146	U.S. Long Bond	Sep. 2012	21,607,404	21,603,437	3,967

					$469,308

Interest rate swap agreements outstanding at June 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$23,800	08/31/16	0.934%	3 month LIBOR(1)	$122,378	$—	$122,378	Credit Suisse International
23,670	08/31/16	0.977%	3 month LIBOR(2)	(163,104)	—	(163,104)	Citibank, NA
23,670	08/31/16	0.928%	3 month LIBOR(1)	115,821	—	115,821	Citibank, NA
7,405	08/31/16	0.975%	3 month LIBOR(2)	(50,465)	—	(50,465)	JPMorgan Chase Bank
7,405	08/31/16	0.978%	3 month LIBOR(2)	(51,527)	—	(51,527)	JPMorgan Chase Bank
2,195	09/14/16	1.206%	3 month LIBOR(2)	(42,587)	—	(42,587)	Deutsche Bank AG
36,200	11/30/16	0.948%	3 month LIBOR(1)	(101,088)	—	(101,088)	Citibank, NA
36,200	11/30/16	0.945%	3 month LIBOR(2)	(97,049)	—	(97,049)	Citibank, NA
22,530	11/30/16	0.913%	3 month LIBOR(2)	(30,506)	—	(30,506)	JPMorgan Chase Bank
6,335	07/20/21	3.035%	3 month LIBOR(1)	824,262	—	824,262	Citibank, NA

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$5,570	11/23/21	2.148%	3 month LIBOR(2)	$(226,392)	$—	$(226,392)	Citibank, NA
3,045	01/27/22	2.071%	3 month LIBOR(2)	(118,314)	—	(118,314)	Citibank, NA
1,385	01/30/22	2.082%	3 month LIBOR(2)	(54,761)	—	(54,761)	Citibank, NA
2,975	02/07/22	2.056%	3 month LIBOR(2)	(108,890)	—	(108,890)	Citibank, NA
7,405	04/12/22	2.111%	3 month LIBOR(1)	270,331	—	270,331	Citibank, NA

				$288,109	$—	$288,109

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	$1,150	$8,511	$—	$8,511	JPMorgan Chase Bank
Macy’s Retail Holdings, Inc.	12/20/12	1.000%	2,000	(6,772)	11,264	(18,036)	Deutsche Bank AG
Newell Rubbermaid, Inc.	06/20/18	1.000%	1,700	25,137	—	25,137	Morgan Stanley Capital Services, Inc.
Simon Property Group L.P.	06/20/18	0.970%	2,800	47,713	—	47,713	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.150%	2,200	31,770	—	31,770	Deutsche Bank AG
Spectra Energy Capital LLC	06/20/18	1.130%	500	7,783	—	7,783	Merrill Lynch Capital Services, Inc.
Starwood Hotels & Resorts Worldwide, Inc.	03/20/14	7.050%	1,645	(183,293)	—	(183,293)	Deutsche Bank AG
Starwood Hotels & Resorts Worldwide, Inc.	06/20/18	1.450%	2,800	15,502	—	15,502	Merrill Lynch Capital Services, Inc.

				$(53,649)	$11,264	$(64,913)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,970,124,191	$26,997,700	$—
Exchange Traded Fund	594,524	—	—
Preferred Stocks	1,308,500	184,077	—
Rights	1,979	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	29,695,718	720,000
Residential Mortgage-Backed Securities	—	7,164,267	—
Bank Loans	—	9,717,965	—
Collateralized Mortgage Obligations	—	6,918,975	—
Commercial Mortgage-Backed Securities	—	134,882,830	—
Corporate Bonds	—	279,996,125	—
Mortgage-Backed Securities	—	336,709,890	—
Municipal Bonds	—	14,150,269	—
Non-Corporate Foreign Agencies	—	15,739,090	—
Non-Corporate Sovereigns	—	3,862,136	—
U.S. Government Agency Obligations	—	4,644,529	—
U.S. Government Treasury Obligations	—	188,882,620	—
Affiliated Mutual Funds	463,066,719	—	—
Mortgage-Backed Security Sold Short	—	(6,435,937)	—
Other Financial Instruments*
Futures Contracts	469,308	—	—
Interest Rate Swap Agreements	—	288,109	—
Credit Default Swap Agreements	—	(64,913)	—

Total	$2,435,565,221	$1,053,333,450	$720,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 were as follows:

Affiliated Mutual Funds (including 4.9% of collateral received for securities on loan)	14.6%
Mortgage-Backed Securities	10.6
Oil, Gas & Consumable Fuels	6.2
U.S. Government Treasury Obligations	5.9
Commercial Mortgage-Backed Securities	4.2
Computers & Peripherals	3.9
Pharmaceuticals	3.5
Software	2.8
Insurance	2.6
Banking	2.5
Commercial Banks	2.4
Food & Staples Retailing	2.0
IT Services	2.0
Aerospace & Defense	1.7
Diversified Financial Services	1.7
Industrial Conglomerates	1.7
Media	1.7
Communications Equipment	1.6
Diversified Telecommunication Services	1.6
Healthcare Providers & Services	1.6
Specialty Retail	1.6
Beverages	1.4
Food Products	1.4
Semiconductors & Semiconductor Equipment	1.4
Machinery	1.3

Biotechnology	1.2%
Capital Markets	1.2
Chemicals	1.2
Real Estate Investment Trusts	1.2
Healthcare Equipment & Supplies	1.1
Hotels, Restaurants & Leisure	1.1
Household Products	1.0
Metals & Mining	1.0
Non-Residential Mortgage-Backed Securities	1.0
Road & Rail	1.0
Tobacco	1.0
Electric Utilities	0.9
Internet Software & Services	0.9
Energy Equipment & Services	0.8
Multiline Retail	0.7
Automobiles	0.6
Consumer Finance	0.5
Electric	0.5
Household Durables	0.5
Life Sciences Tools & Services	0.5
Multi-Utilities	0.5
Non-Corporate Foreign Agencies	0.5
Telecommunications	0.5
Textiles, Apparel & Luxury Goods	0.5
Electrical Equipment	0.4
Energy – Other	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A79

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Foods	0.4%
Healthcare & Pharmaceutical	0.4
Independent Power Producers & Energy Traders	0.4
Municipal Bonds	0.4
Capital Goods	0.3
Healthcare Insurance	0.3
Non-Captive Finance	0.3
Technology	0.3
Air Freight & Logistics	0.2
Airlines	0.2
Cable	0.2
Collateralized Mortgage Obligations	0.2
Construction & Engineering	0.2
Distributors	0.2
Electronic Equipment, Instruments & Components	0.2
Internet & Catalog Retail	0.2
Lodging	0.2
Media & Entertainment	0.2
Metals	0.2
Pipelines & Other	0.2
Residential Mortgage-Backed Securities	0.2

Retailers	0.2%
U.S. Government Agency Obligations	0.2
Auto Components	0.1
Automotive	0.1
Building Products	0.1
Consumer	0.1
Containers & Packaging	0.1
Energy – Integrated	0.1
Gaming	0.1
Leisure Equipment & Products	0.1
Non-Corporate Sovereigns	0.1
Paper	0.1
Railroads	0.1
Real Estate Management & Development	0.1
Trading Companies & Distributors	0.1
Water Utilities	0.1

109.8
Mortgage-Backed Security Sold Short	(0.2)
Liabilities in excess of other assets	(9.6)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$11,264		—	$—
Credit contracts	Unrealized appreciation on swap agreements	136,416		Unrealized depreciation on swap agreements	201,329
Equity contracts	Unaffiliated investments	1,979		—	—
Equity contracts	Due from broker — variation margin	400,800	*	—	—
Interest rate contracts	Unrealized appreciation on swap agreements	1,332,792		Unrealized depreciation on swap agreements	1,044,683
Interest rate contracts	Due from broker — variation margin	82,313	*	Due from broker — variation margin	13,805	*

Total		$1,965,564			$1,259,817

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Options Purchased	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(167,210)	$(167,210)
Equity contracts	14,401	—	—	1,004,255	—	1,018,656
Interest rate contracts	—	306,223	(289,749)	(2,972,678)	103,720	(2,852,484)

Total	$14,401	$306,223	$(289,749)	$(1,968,423)	$(63,490)	$(2,001,038)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$(81,102)	$(81,102)
Equity contracts	85,989	—	85,989
Interest rate contracts	384,473	(325,039)	59,434

Total	$470,462	$(406,141)	$64,321

For the six months ended June 30, 2012, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$140,812,664	$30,218,081

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$99,527	$15,628

SEE NOTES TO FINANCIAL STATEMENTS.

A81

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $154,348,196:
Unaffiliated investments (cost $2,617,346,946)	$3,032,295,385
Affiliated investments (cost $476,021,740)	463,066,719
Foreign currency, at value (cost $161,311)	161,414
Cash	114,678
Receivable for investments sold	135,885,259
Dividends and interest receivable	9,249,402
Unrealized appreciation on swap agreements	1,469,208
Due from broker—variation margin	178,117
Foreign tax reclaim receivable	58,132
Receivable for Series shares sold	32,250
Premium paid for swap agreements	11,264
Prepaid expenses	2,737

Total Assets	3,642,524,565

LIABILITIES
Payable for investments purchased	291,781,836
Collateral for securities on loan	157,117,393
Securities sold short, at value (proceeds received $6,432,422)	6,435,937
Management fee payable	1,535,445
Unrealized depreciation on swap agreements	1,246,012
Accrued expenses and other liabilities	283,208
Payable for Series shares repurchased	270,086
Affiliated transfer agent fee payable	926

Total Liabilities	458,670,843

NET ASSETS	$3,183,853,722

Net assets were comprised of:
Paid-in capital	$2,899,846,418
Retained earnings	284,007,304

Net assets, June 30, 2012	$3,183,853,722

Net asset value and redemption price per share, $3,183,853,722 / 188,569,403 outstanding shares of beneficial interest	$16.88

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $60,896)	$22,975,203
Interest	17,736,466
Affiliated dividend income	1,019,973
Affiliated income from securities loaned, net	111,199

41,842,841

EXPENSES
Management fee	9,510,645
Custodian’s fees and expenses	178,000
Shareholders’ reports	127,000
Trustees’ fees	21,000
Audit fee	18,000
Insurance expenses	16,000
Legal fees and expenses	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	25,927

Total expenses	9,913,572

NET INVESTMENT INCOME	31,929,269

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	67,852,813
Futures transactions	(1,968,423)
Swap agreement transactions	(63,490)
Foreign currency transactions	(2,953)
Options written transactions	(289,749)

65,528,198

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $1,904,289)	136,900,480
Futures	470,462
Swap agreements	(406,141)
Foreign currencies	(603)

136,964,198

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	202,492,396

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$234,421,665

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$31,929,269	$61,901,155
Net realized gain on investments and foreign currency transactions	65,528,198	202,862,198
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	136,964,198	(135,181,474)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	234,421,665	129,581,879

DISTRIBUTIONS	(61,900,998)	(60,257,696)

SERIES SHARE TRANSACTIONS:
Series shares sold [457,875 and 664,274 shares, respectively]	7,756,842	10,513,628
Series shares issued in reinvestment of distributions [3,735,727 and 3,811,366 shares, respectively]	61,900,998	60,257,696
Series shares repurchased [5,594,230 and 11,331,831 shares, respectively]	(95,126,175)	(180,636,555)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(25,468,335)	(109,865,231)

TOTAL INCREASE (DECREASE) IN NET ASSETS	147,052,332	(40,541,048)
NET ASSETS:
Beginning of period	3,036,801,390	3,077,342,438

End of period	$3,183,853,722	$3,036,801,390

SEE NOTES TO FINANCIAL STATEMENTS.

A82

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 96.1%	Shares	Value (Note 2)

Argentina — 0.3%
MercadoLibre, Inc.	20,967	$1,589,299

Australia — 1.5%
Bendigo and Adelaide Bank Ltd.	103,400	790,181
Caltex Australia Ltd.	34,900	487,443
Challenger Ltd.	156,300	524,960
Downer EDI Ltd.*	214,250	693,068
Metcash Ltd.	206,000	713,656
National Australia Bank Ltd.	56,700	1,381,076
OneSteel Ltd.	447,200	403,288
Pacific Brands Ltd.	460,600	237,618
Qantas Airways Ltd.*	419,500	466,040
Rio Tinto Ltd.	17,400	1,021,500
Telstra Corp. Ltd.	209,000	791,884
Westpac Banking Corp.	50,100	1,093,995

		8,604,709

Austria — 0.3%
OMV AG	32,300	1,015,828
Voestalpine AG	14,500	385,112

		1,400,940

Belgium — 0.5%
AGFA-Gevaert NV*	86,100	140,996
Anheuser-Busch InBev NV, ADR(a)	23,352	1,859,987
Delhaize Group SA	18,200	666,701

		2,667,684

Brazil — 0.3%
BR Malls Participacoes SA	112,300	1,272,006
Petroleo Brasileiro SA	37,500	351,008

		1,623,014

Canada — 1.5%
Brookfield Asset Management, Inc. (Class A Stock)	83,712	2,770,867
Canadian Pacific Railway Ltd.	25,250	1,849,815
Lululemon Athletica, Inc.*(a)	27,238	1,624,202
Toronto-Dominion Bank (The)	33,599	2,629,573

		8,874,457

Cayman Islands — 0.3%
NetEase, Inc., ADR*(a)	30,316	1,784,097

China — 1.9%
Baidu, Inc., ADR*	52,937	6,086,696
Industrial & Commercial Bank of China (Class H Stock)	4,767,000	2,672,326
Lenovo Group Ltd.	2,656,000	2,266,448

		11,025,470

Denmark — 0.7%
H Lundbeck A/S	32,100	663,272
Novo Nordisk A/S (Class B Stock)	24,101	3,495,534

		4,158,806

Finland — 0.2%
Tieto OYJ	56,200	898,075

France — 3.5%
Arkema SA	32,003	2,098,387
AXA SA	37,600	502,665

COMMON STOCKS (continued)	Shares	Value (Note 2)

France (continued)
BNP Paribas SA	106,995	$4,125,172
Bouygues SA	21,900	587,657
Cie Generale des Etablissements Michelin	9,000	588,838
Ciments Francais SA	5,200	315,293
Credit Agricole SA*	62,500	275,778
Dassault Systemes SA	23,907	2,243,001
France Telecom SA	31,800	418,120
Rallye SA	7,600	217,149
Renault SA	12,300	491,171
Sanofi	31,400	2,377,012
SCOR SE	22,000	533,336
Societe Generale*	10,800	253,256
Thales SA	20,600	680,603
Total SA	38,500	1,732,848
Total SA, ADR	15,800	710,210
Valeo SA	13,300	549,477
Vivendi SA	81,530	1,514,903

		20,214,876

Germany — 4.5%
Allianz SE	11,100	1,116,495
Aurubis AG	6,200	299,409
BASF SE	54,564	3,794,085
Bayer AG	12,700	915,155
Bayerische Motoren Werke AG	37,188	2,691,223
Brenntag AG	12,667	1,401,828
Daimler AG	23,600	1,060,573
Deutsche Bank AG	20,300	732,695
Deutsche Post AG	43,100	762,590
E.ON AG	26,300	568,322
Fresenius Se & Co. KGaA	27,553	2,852,782
Hannover Rueckversicherung AG	11,800	702,910
Lanxess AG	8,100	512,606
Merck KGaA	7,600	758,987
Metro AG	21,300	621,112
Muenchener Rueckversicherungs AG	6,300	888,958
Rheinmetall AG	13,300	653,791
RWE AG	18,800	768,819
SAP AG	64,445	3,816,146
Volkswagen AG	9,000	1,360,023

		26,278,509

Greece
Alpha Bank AE*	15,700	24,893

Hong Kong — 1.5%
AIA Group Ltd.	987,400	3,410,538
Cathay Pacific Airways Ltd.	440,000	713,344
Cheung Kong Holdings Ltd.	46,000	567,930
First Pacific Co. Ltd.	992,000	1,028,953
Hutchison Port Holdings Trust (Class U Stock)	2,393,000	1,699,030
Kingboard Chemical Holdings Ltd.	180,000	350,571
Singamas Container Holdings Ltd.	2,676,000	583,505
Yue Yuen Industrial Holdings Ltd.	154,000	484,186

		8,838,057

SEE NOTES TO FINANCIAL STATEMENTS.

A83

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Ireland — 0.8%
Accenture PLC (Class A Stock)	58,901	$3,539,361
Allied Irish Banks PLC*	42,100	3,570
Irish Life & Permanent Group Holdings PLC*	51,300	1,753
XL Group PLC	55,200	1,161,408

		4,706,092

Israel — 0.9%
Bank Hapoalim BM	176,900	545,574
Check Point Software Technologies Ltd.*(a)	80,062	3,970,275
Elbit Systems Ltd.	11,400	392,536
Teva Pharmaceutical Industries Ltd.	12,500	492,718

		5,401,103

Italy — 0.6%
Banco Popolare SC*	38,200	51,290
Enel SpA	323,000	1,042,923
ENI SpA	70,800	1,504,160
Finmeccanica SpA*	43,100	174,270
Fondiaria-Sai SpA*	19,900	23,647
Parmalat SpA	131,100	248,616
Telecom Italia SpA	626,400	618,974

		3,663,880

Japan — 7.6%
Alpine Electronics, Inc.	22,700	271,441
Aoyama Trading Co. Ltd.	39,100	802,610
Aozora Bank Ltd.	278,000	662,024
COMSYS Holdings Corp.	72,800	856,255
Daito Trust Construction Co. Ltd.	12,100	1,146,985
FANUC Corp.	17,800	2,925,984
Fast Retailing Co. Ltd.	13,700	2,741,256
Fukuoka Financial Group, Inc.	129,000	503,736
Hitachi Capital Corp.	40,400	676,204
ITOCHU Corp.	87,400	918,632
JX Holdings, Inc.	101,400	522,617
KDDI Corp.	260	1,677,237
Keihin Corp.	24,500	363,086
K’s Holdings Corp.	19,700	575,827
Kurabo Industries Ltd.	173,100	302,251
Kyowa Exeo Corp.	81,900	834,159
Marubeni Corp.	176,000	1,172,670
Mitsubishi Corp.	34,500	697,393
Mitsubishi UFJ Financial Group, Inc.	140,200	671,681
Mitsui & Co. Ltd.	56,300	836,610
Mizuho Financial Group, Inc.	703,200	1,187,877
Nichii Gakkan Co.	39,300	363,809
Nichirei Corp.	126,000	620,256
Nikon Corp.	98,700	3,004,500
Nippon Electric Glass Co. Ltd.	54,000	322,517
Nippon Shokubai Co. Ltd.	68,000	822,935
Nippon Telegraph & Telephone Corp.	37,000	1,725,329
Nissan Shatai Co. Ltd.	38,000	404,434
NTT DoCoMo, Inc.	900	1,497,602
ORIX Corp.	36,520	3,403,512
Otsuka Holdings Co. Ltd.	32,500	997,595
Sankyu, Inc.	210,000	751,508
Seino Holdings Corp.	65,000	435,444

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Shimachu Co. Ltd.	30,700	$672,074
Softbank Corp.	82,800	3,082,121
Sumitomo Corp.	88,900	1,243,872
Sumitomo Mitsui Financial Group, Inc.	44,900	1,483,268
Sumitomo Mitsui Trust Holdings, Inc.	64,070	191,481
Toagosei Co. Ltd.	147,000	575,103
Toyo Suisan Kaisha Ltd.	28,000	746,677
Toyota Tsusho Corp.	34,300	655,663
Yokohama Rubber Co. Ltd. (The)	100,000	754,375

		44,100,610

Liechtenstein
Verwaltungs-und Privat-Bank AG	2,100	162,840

Netherlands — 1.6%
Aegon NV	56,800	263,416
ASM Pacific Technology Ltd.	183,200	2,341,731
ING Groep NV CVA*	83,900	562,475
Koninklijke Ahold NV	99,700	1,235,017
Koninklijke DSM NV	17,700	872,603
Koninklijke KPN NV	82,600	789,823
Unilever NV CVA	101,855	3,402,519

		9,467,584

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	509,556

Norway — 0.8%
DnB ASA	54,100	537,942
Statoil ASA	147,104	3,508,214
Yara International ASA	14,000	612,665

		4,658,821

Peru — 0.4%
Credicorp Ltd.	18,882	2,377,055

Portugal
Banco Espirito Santo SA*	43,600	29,811

Singapore — 0.2%
Golden Agri-Resources Ltd.	1,765,200	942,747

South Africa — 0.3%
FirstRand Ltd.	609,202	1,971,894

South Korea — 0.9%
Samsung Electronics Co. Ltd.	4,743	5,022,777

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	60,800	434,195
Banco Espanol de Credito SA	79,800	260,641
Banco Santander SA	126,300	835,508
Repsol YPF SA	57,200	919,498
Telefonica SA	25,100	330,403

		2,780,245

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	101,456	2,183,412
Boliden AB	77,000	1,074,445
NCC AB (Class B Stock)	15,700	282,517
Swedbank AB (Class A Stock)	50,400	794,000
Trelleborg AB (Class B Stock)	54,200	500,098

		4,834,472

SEE NOTES TO FINANCIAL STATEMENTS.

A84

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Switzerland — 3.4%
Baloise Holding AG	11,400	$753,148
Cie Financiere Richemont SA, ADR	162,753	880,494
Clariant AG*	27,000	266,824
Credit Suisse Group AG*	26,000	475,723
Geberit AG*	9,494	1,872,958
Georg Fischer AG*	2,000	690,749
Glencore International PLC(a)	399,473	1,852,429
Lindt & Spruengli AG*	36	1,322,069
Novartis AG	28,700	1,604,655
OC Oerlikon Corp. AG*	63,800	530,165
Partners Group Holding AG	10,426	1,854,290
Roche Holding AG	8,500	1,468,230
Swiss Re AG*	19,300	1,216,707
Syngenta AG	9,076	3,106,943
UBS AG*	32,000	374,470
Zurich Financial Services AG*	5,800	1,311,519

		19,581,373

United Kingdom — 11.4%
ARM Holdings PLC	287,261	2,275,852
AstraZeneca PLC	55,900	2,498,034
Aviva PLC	144,400	618,312
Babcock International Group PLC	143,753	1,925,319
BAE Systems PLC	256,400	1,162,420
Barclays PLC	287,100	733,611
Beazley PLC	175,100	378,493
Berendsen PLC	24,300	190,541
Berkeley Group Holdings PLC*	68,961	1,525,562
BG Group PLC	98,651	2,019,526
BP PLC	339,100	2,264,572
British American Tobacco PLC	69,537	3,535,251
BT Group PLC	602,100	1,995,071
Burberry Group PLC	84,492	1,759,186
Cable & Wireless Communications PLC	917,400	427,415
Compass Group PLC	311,306	3,267,779
Cookson Group PLC	81,100	750,448
Debenhams PLC	301,400	409,256
GlaxoSmithKline PLC	30,500	692,776
Home Retail Group PLC	259,200	344,302
Intermediate Capital Group PLC	142,000	601,823
J Sainsbury PLC	204,700	967,440
Johnson Matthey PLC	76,452	2,651,336
Kesa Electricals PLC	365,500	283,796
Legal & General Group PLC	483,800	967,245
Logica PLC	152,500	253,612
Marks & Spencer Group PLC	182,600	931,192
Marston’s PLC	339,130	552,252
Mondi PLC	105,500	903,647
Old Mutual PLC	314,825	748,734
Pearson PLC	141,435	2,806,312
Petrofac Ltd.	110,375	2,409,181
Premier Foods PLC*	152,560	204,848
Rexam PLC	114,600	756,350
Rolls-Royce Holdings PLC*	270,654	3,647,797
Royal Bank of Scotland Group PLC*	26,352	89,263
Royal Dutch Shell PLC (Class B Stock)	212,836	7,433,007
Royal Dutch Shell PLC, ADR	30,250	2,039,757
RSA Insurance Group PLC	300,200	509,615

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Kingdom (continued)
Standard Chartered PLC	122,655	$2,664,426
TESCO PLC	182,700	887,887
Thomas Cook Group PLC	164,000	38,449
Vodafone Group PLC	547,900	1,540,009
Weir Group PLC (The)(a)	68,587	1,648,124
WM Morrison Supermarkets PLC	320,700	1,338,207

		65,648,035

United States — 48.7%
3M Co.	32,950	2,952,320
Abbott Laboratories	8,057	519,435
Allergan, Inc.	27,613	2,556,135
Allstate Corp. (The)	53,000	1,859,770
Amazon.com, Inc.*	10,088	2,303,595
American Express Co.	35,450	2,063,545
Ameriprise Financial, Inc.	18,600	972,036
Amgen, Inc.	26,400	1,928,256
Apple, Inc.*	22,998	13,430,832
AT&T, Inc.	118,400	4,222,144
AutoZone, Inc.*	4,809	1,765,721
Avon Products, Inc.	60,200	975,842
Baker Hughes, Inc.	40,800	1,676,880
Bank of America Corp.	283,700	2,320,666
Biogen Idec, Inc.*	35,717	5,156,820
Boeing Co. (The)	13,800	1,025,340
Bristol-Myers Squibb Co.	73,598	2,645,848
Cablevision Systems Corp. (Class A Stock)(a)	44,600	592,734
Charles Schwab Corp. (The)	87,000	1,124,910
Chevron Corp.	44,600	4,705,300
Cisco Systems, Inc.	109,800	1,885,266
Coach, Inc.	27,711	1,620,539
Comcast Corp. (Class A Stock)	48,400	1,547,348
CONSOL Energy, Inc.	38,600	1,167,264
Covidien PLC	38,150	2,041,025
Cummins, Inc.	18,181	1,761,921
Danaher Corp.	14,912	776,617
Dell, Inc.*(a)	167,600	2,098,352
Dollar General Corp.*	15,117	822,214
Dollar Tree, Inc.*(a)	19,246	1,035,435
EMC Corp.*	41,985	1,076,076
Emerson Electric Co.	20,750	966,535
Entergy Corp.	29,300	1,989,177
EQT Corp.	20,500	1,099,415
Estee Lauder Cos., Inc. (The) (Class A Stock)	37,166	2,011,424
Exelon Corp.	62,000	2,332,440
Express Scripts Holding Co.*	89,836	5,015,544
Exxon Mobil Corp.	51,450	4,402,577
Facebook, Inc. (Class A Stock)*(a)	40,925	1,273,586
Fifth Third Bancorp	94,900	1,271,660
General Electric Co.	166,400	3,467,776
General Motors Co.*(a)	87,900	1,733,388
Goldman Sachs Group, Inc. (The)	6,550	627,883
H&R Block, Inc.(a)	17,500	279,650
Halliburton Co.	91,229	2,589,991
Hess Corp.	29,700	1,290,465
Home Depot, Inc. (The)	79,786	4,227,860

SEE NOTES TO FINANCIAL STATEMENTS.

A85

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Honeywell International, Inc.	25,150	$1,404,376
Illinois Tool Works, Inc.	22,800	1,205,892
Ingersoll-Rand PLC	25,550	1,077,699
International Business Machines Corp.	7,150	1,398,397
International Paper Co.	69,700	2,015,027
Invesco Ltd.	47,100	1,064,460
Johnson & Johnson(a)	45,000	3,040,200
JPMorgan Chase & Co.	119,100	4,255,443
Kellogg Co.	27,500	1,356,575
KeyCorp	156,800	1,213,632
Kohl’s Corp.	50,350	2,290,421
Liberty Media Corp. — Liberty Starz, Ser. A (Class A Stock)*	4,400	386,804
Limited Brands, Inc.	56,592	2,406,858
LinkedIn Corp. (Class A Stock)*(a)	14,491	1,539,958
Lockheed Martin Corp.(a)	9,500	827,260
Lowe’s Cos., Inc.	78,100	2,221,164
Madison Square Garden, Inc. (Class A Stock)*	13,500	505,440
Marsh & McLennan Cos., Inc.	86,100	2,775,003
McDonald’s Corp.	45,993	4,071,760
Mead Johnson Nutrition Co.	52,013	4,187,567
Merck & Co., Inc.	95,700	3,995,475
MetLife, Inc.	30,000	925,500
Microsoft Corp.	136,200	4,166,358
Monsanto Co.	61,825	5,117,874
Morgan Stanley	146,500	2,137,435
Murphy Oil Corp.	26,750	1,345,257
National Oilwell Varco, Inc.	58,249	3,753,566
Newfield Exploration Co.*	43,000	1,260,330
NIKE, Inc. (Class B Stock)	49,683	4,361,174
NRG Energy, Inc.*	104,500	1,814,120
Nucor Corp.	18,800	712,520
Occidental Petroleum Corp.	33,221	2,849,365
O’Reilly Automotive, Inc.*(a)	31,316	2,623,341
PepsiCo, Inc.	29,350	2,073,871
Pfizer, Inc.	191,300	4,399,900
Praxair, Inc.	32,013	3,480,773
Precision Castparts Corp.	18,700	3,075,963
priceline.com, Inc.*	8,260	5,488,935
Procter & Gamble Co. (The)	44,100	2,701,125
QUALCOMM, Inc.	54,720	3,046,810
Raytheon Co.	27,450	1,553,396
Schlumberger Ltd.	9,750	632,873
SLM Corp.	88,200	1,385,622
Southwest Airlines Co.	275,500	2,540,110
Spectra Energy Corp.	74,600	2,167,876
Sprint Nextel Corp.*	272,300	887,698
St. Joe Co. (The)*(a)	47,000	743,070
Starbucks Corp.	91,311	4,868,703
TE Connectivity Ltd.	31,900	1,017,929
Thermo Fisher Scientific, Inc.	31,250	1,622,188
Time Warner, Inc.(a)	89,600	3,449,600
Time Warner Cable, Inc.	36,250	2,976,125
TJX Cos., Inc.	202,691	8,701,525
U.S. Bancorp	220,060	7,077,130
Union Pacific Corp.	54,703	6,526,615
United States Steel Corp.(a)	14,700	302,820

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
United Technologies Corp.	21,750	$1,642,778
Visa, Inc. (Class A Stock)(a)	34,746	4,295,648
VMware, Inc. (Class A Stock)*	11,643	1,059,979
Vulcan Materials Co.	37,300	1,481,183
W.W. Grainger, Inc.	10,888	2,082,221
Wal-Mart Stores, Inc.	33,242	2,317,632
Wells Fargo & Co.	208,451	6,970,601
Western Union Co. (The)	90,300	1,520,652
Weyerhaeuser Co.	95,600	2,137,616
Wynn Resorts Ltd.	37,001	3,837,744
Yum! Brands, Inc.	62,781	4,044,352

		281,626,871

TOTAL COMMON STOCKS (cost $518,433,217)		555,468,652

PREFERRED STOCKS — 0.3%
United Kingdom
Rolls-Royce Holdings PLC (Class C Stock)*	28,969,376	45,370

United States — 0.3%
Wells Fargo & Co.	63,000	1,902,600

TOTAL PREFERRED STOCKS (cost $1,560,528)		1,947,970

TOTAL LONG-TERM INVESTMENTS (cost $519,993,745)		557,416,622

SHORT-TERM INVESTMENTS — 8.2%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $47,279,551; includes $29,743,682 of cash collateral received for securities on loan)(b)(c)	47,279,551	47,279,551

TOTAL INVESTMENTS — 104.6% (cost $567,273,296)		604,696,173
LIABILITIES IN EXCESS OF OTHER ASSETS(d) — (4.6)%		(26,600,176)

NET ASSETS — 100.0%		$578,095,997

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
GBP	British Pound
JPY	Japanese Yen

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,593,374; cash collateral of $29,743,682 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency contracts outstanding at June 30, 2012:

Purchase Contract	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Value at June 30, 2012	Unrealized Depreciation
Pound Sterling expiring 07/26/12	Deutsche Bank	GBP	6,114	$9,670,667	$9,574,898	$(95,769)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Value at June 30, 2012	Unrealized Appreciation
Pound Sterling expiring 07/26/12	Deutsche Bank	GBP	3,277	$5,285,703	$5,131,982	$153,721
Pound Sterling expiring 07/26/12	Deutsche Bank	GBP	2,837	4,599,642	4,442,915	156,727
Japanese Yen expiring 09/20/12	State Street	JPY	127,450	1,596,998	1,596,264	734

				$11,482,343	$11,171,161	$311,182

						$215,413

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$1,589,299	$—	$—
Australia	—	8,604,709	—
Austria	—	1,400,940	—
Belgium	1,859,987	807,697	—
Brazil	1,623,014	—	—
Canada	8,874,457	—	—
Cayman Islands	1,784,097	—	—
China	6,086,696	4,938,774	—
Denmark	—	4,158,806	—
Finland	—	898,075	—
France	710,210	19,504,666	—
Germany	—	26,278,509	—
Greece	—	24,893	—
Hong Kong	1,699,030	7,139,027	—
Ireland	4,706,092	—	—
Israel	3,970,275	1,430,828	—
Italy	—	3,663,880	—
Japan	—	44,100,610	—
Liechtenstein	162,840	—	—
Netherlands	—	9,467,584	—
New Zealand	—	509,556	—
Norway	—	4,658,821	—

	Level 1	Level 2	Level 3
Peru	$2,377,055	$—	$—
Portugal	—	29,811	—
Singapore	—	942,747	—
South Africa	—	1,971,894
South Korea	—	5,022,777	—
Spain	—	2,780,245	—
Sweden	—	4,834,472	—
Switzerland	880,494	18,700,879	—
United Kingdom	2,039,757	63,608,278	—
United States	281,626,871	—	—
Preferred Stock
United Kingdom	—	45,370
United States	1,902,600	—	—
Affiliated Money Market Mutual Fund	47,279,551	—	—
Other Financial Instruments*
Forward Foreign Currency Contracts	—	215,413	—

Total	$369,172,325	$235,739,261	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A87

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Fair value of Level 2 investments at December 31, 2011 was $116,496. An amount of $202,374,437 was transferred from Level 1 into Level 2 at June 30, 2012 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 was as follows:

Affiliated Money Market Mutual Fund (including 5.1% of collateral received for securities on loan)	8.2%
Commercial Banks	8.0
Oil, Gas & Consumable Fuels	7.7
Pharmaceuticals	5.6
Specialty Retail	4.7
Chemicals	4.1
Hotels, Restaurants & Leisure	3.6
Insurance	3.6
Computers & Peripherals	3.3
Aerospace & Defense	2.7
Software	2.6
Diversified Financial Services	2.5
Food Products	2.3
Machinery	2.3
Diversified Telecommunication	2.2
Internet Software & Services	2.1
IT Services	2.1
Media	2.1
Energy Equipment & Services	1.9
Textiles, Apparel & Luxury Goods	1.9
Capital Markets	1.8
Road & Rail	1.7
Semiconductors & Semiconductor Equipment	1.7
Trading Companies & Distributors	1.6

Food & Staples Retailing	1.5%
Industrial Conglomerates	1.5
Real Estate Management & Development	1.5
Wireless Telecommunication Services	1.5
Healthcare Providers & Services	1.4
Internet & Catalog Retail	1.4
Automobiles	1.3
Biotechnology	1.2
Metals & Mining	1.0
Multiline Retail	1.0
Communications Equipment	0.9
Electric Utilities	0.9
Airlines	0.7
Beverages	0.7
Consumer Finance	0.7
Tobacco	0.6
Auto Components	0.5
Commercial Services & Supplies	0.5
Household Products	0.5
Leisure Equipment & Products	0.5
Paper & Forest Products	0.5
Personal Products	0.5
Construction & Engineering	0.4
Healthcare Equipment & Supplies	0.4
Building Products	0.3
Construction Materials	0.3
Electronic Equipment & Instruments	0.3
Household Durables	0.3
Independent Power Producers & Energy Traders	0.3
Life Sciences Tools & Services	0.3
Transportation Infrastructure	0.3
Electrical Equipment	0.2
Multi-Utilities	0.2
Air Freight & Logistics	0.1
Containers & Packaging	0.1

104.6
Liabilities in excess of other assets	(4.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A88

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$311,182	Unrealized depreciation on forward foreign currency exchange contracts	$95,769

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Futures	Total
Equity contracts	$45,286	$—	$252,436	$297,722
Foreign exchange contracts	—	170,863	—	170,863

Total	$45,286	$170,863	$252,436	$468,585

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$248,849

For the six months ended June 30, 2012, the Portfolio’s average volume of derivative activities are as follows:

Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)	Futures Long Position (Value at Trade Date)
$3,565,737	$7,429,048	$462,883

SEE NOTES TO FINANCIAL STATEMENTS.

A89

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $29,593,374:
Unaffiliated investments (cost $519,993,745)	$557,416,622
Affiliated investments (cost $47,279,551)	47,279,551
Foreign currency, at value (cost $1,928,867)	1,927,478
Receivable for investments sold	1,915,056
Dividends and interest receivable	848,606
Foreign tax reclaim receivable	720,796
Unrealized appreciation on forward foreign currency exchange contracts	311,182
Receivable for Series shares sold	9,769
Prepaid expenses	572

Total Assets	610,429,632

LIABILITIES
Collateral for securities on loan	29,743,682
Payable for investments purchased	1,636,516
Management fee payable	345,537
Accrued expenses and other liabilities	288,349
Payable for Series shares repurchased	222,856
Unrealized depreciation on forward foreign currency exchange contracts	95,769
Affiliated transfer agent fee payable	926

Total Liabilities	32,333,635

NET ASSETS	$578,095,997

Net assets were comprised of:
Paid-in capital	$642,375,105
Retained earnings	(64,279,108)

Net assets, June 30, 2012	$578,095,997

Net asset value and redemption price per share, $578,095,997 / 32,536,895 outstanding shares of beneficial interest	$17.77

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $200,421)	$9,133,533
Affiliated income from securities loaned, net	57,985
Affiliated dividend income	17,740
Interest	73

9,209,331

EXPENSES
Management fee	2,222,535
Custodian’s fees and expenses	148,000
Shareholders’ reports	76,000
Audit fee	12,000
Trustees’ fees	8,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Legal fees and expenses	5,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	23,791

Total expenses	2,505,326

NET INVESTMENT INCOME	6,704,005

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(982,369)
Futures transactions	252,436
Foreign currency transactions	17,994

(711,939)

Net change in unrealized appreciation (depreciation) on:
Investments	30,910,524
Foreign currencies	304,066

31,214,590

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	30,502,651

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,206,656

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,704,005	$9,580,870
Net realized gain (loss) on investments and foreign currencies	(711,939)	26,174,487
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	31,214,590	(78,509,307)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,206,656	(42,753,950)

DISTRIBUTIONS	(9,580,386)	(9,684,066)

SERIES SHARE TRANSACTIONS:
Series shares sold [206,102 and 843,518 shares, respectively]	4,595,052	15,384,776
Series shares issued in reinvestment of distributions [555,063 and 525,167 shares, respectively]	9,580,386	9,684,066
Series shares repurchased [1,528,434 and 3,129,794 shares, respectively]	(27,884,134)	(56,971,187)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(13,708,696)	(31,902,345)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,917,574	(84,340,361)
NET ASSETS:
Beginning of period	564,178,423	648,518,784

End of period	$578,095,997	$564,178,423

SEE NOTES TO FINANCIAL STATEMENTS.

A90

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Asset-Backed Securities — 1.2%
Citibank Credit Card Issuance Trust,
Ser. 2007-A8, Class A8	5.650%	09/20/19	$1,500	$1,815,329
Small Business Administration Participation Certificates,
Ser. 1996-20J, Class 1	7.200%	10/01/16	855	918,122
Ser. 1997-20A, Class 1	7.150%	01/01/17	610	659,401
Ser. 1997-20G, Class 1	6.850%	07/01/17	333	362,402
Ser. 1998-20I, Class 1	6.000%	09/01/18	767	835,326

				4,590,580

Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Mortgage Corp., Ser. 2002-2496, Class PM	5.500%	09/15/17	1,164	1,251,600
Ser. 2002-2501, Class MC	5.500%	09/15/17	397	425,304
Ser. 2002-2513, Class HC	5.000%	10/15/17	2,173	2,327,973
Ser. 2002-2518, Class PV	5.500%	06/15/19	138	138,103
Federal National Mortgage Association,
Ser. 2002-18, Class PC	5.500%	04/25/17	686	703,938
Ser. 2002-57, Class ND	5.500%	09/25/17	459	491,072
Merrill Lynch Mortgage Investors, Inc.,
Ser. 2003-E, Class A1(a)	0.865%	10/25/28	90	79,865
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2004-1, Class 4A3(a)	2.740%	02/25/34	308	297,668

				5,715,523

Commercial Mortgage-Backed Securities — 15.1%
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2	5.381%	01/15/49	478	478,187
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(a)	5.889%	12/10/49	2,000	2,309,128
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3	5.293%	12/11/49	1,800	1,900,301
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	5.941%	06/10/46	2,000	2,251,950
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2008-C2, Class A4	4.832%	04/15/37	2,700	2,861,414
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(a)	6.007%	05/15/46	1,300	1,386,059
FHLMC Multifamily Structured Pass Through Certificates, Ser. 2009-K003, Class A5	5.085%	03/25/19	250	293,164
Ser. 2009-K004, Class A2	4.186%	08/25/19	3,725	4,201,521
Ser. 2010-K005, Class A2	4.317%	11/25/19	2,700	3,071,833
Ser. 2010-K007, Class A2	4.224%	03/25/20	3,600	4,084,682
Ser. 2010-K009, Class A2	3.808%	08/25/20	2,900	3,218,701
Ser. 2011-K010, Class A2	4.333%	10/25/20	3,600	4,113,407
Ser. 2011-K011, Class A2	4.084%	11/25/20	3,600	4,054,572
Ser. 2011-K013, Class A2	3.974%	01/25/21	3,525	3,953,326
Ser. 2012-K018, Class A2	2.789%	01/25/22	3,600	3,737,002
Ser. 2012-K501, Class X1A, I/O(a)	1.880%	08/25/16	4,290	232,459
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	5.381%	03/10/39	1,760	1,800,708
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2	5.778%	08/10/45	952	959,364
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3(a)	6.009%	06/15/49	1,000	1,065,679
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	5.848%	05/12/39	2,000	2,271,168
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2	5.590%	09/12/49	1,876	1,875,230
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	5.332%	12/15/43	1,800	2,044,803

SEE NOTES TO FINANCIAL STATEMENTS.

A91

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Commercial Mortgage-Backed Securities (continued)
NCUA Gtd. Notes, Ser. 2010-C1, Class A2	2.900%	10/29/20	$2,000	$2,132,500
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(a)	5.922%	05/15/43	2,000	2,273,202
Ser. 2006-C27, Class A3	5.765%	07/15/45	2,000	2,253,716

				58,824,076

Corporate Bonds — 1.5%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(b)	0.875%	02/14/17	1,025	1,030,280
Province of Alberta Canada (Canada), 144A	1.000%	06/21/17	2,655	2,663,860
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,058,674
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	2.375%	08/25/21	660	663,877
UBS AG (Switzerland), Covered Notes, 144A	2.250%	03/30/17	480	481,475

				5,898,166

Mortgage-Backed Securities — 42.3%
Federal Home Loan Mortgage Corp.(a)	2.354%	05/01/34	665	708,586
Federal Home Loan Mortgage Corp.(c)	3.000%	TBA 15 Year	1,500	1,568,203
Federal Home Loan Mortgage Corp.(c)	3.500%	TBA 30 Year	2,000	2,098,125
Federal Home Loan Mortgage Corp.	4.000%	06/01/26-12/01/40	3,581	3,803,085
Federal Home Loan Mortgage Corp.(c)	4.000%	TBA 30 Year	2,000	2,122,188
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	7,876	8,414,703
Federal Home Loan Mortgage Corp.	5.000%	06/01/33-05/01/34	4,210	4,579,121
Federal Home Loan Mortgage Corp.	5.500%	05/01/37-05/01/38	4,063	4,421,010
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	194	217,429
Federal Home Loan Mortgage Corp.(c)	6.000%	TBA 30 Year	2,000	2,191,250
Federal Home Loan Mortgage Corp.	6.500%	05/01/13-09/01/32	174	196,873
Federal Home Loan Mortgage Corp.	7.000%	09/01/12-10/01/32	38	44,981
Federal National Mortgage Association(a)	2.139%	07/01/33	2,034	2,161,436
Federal National Mortgage Association(a)	2.237%	06/01/34	565	598,286
Federal National Mortgage Association(a)	2.392%	08/01/33	1,236	1,286,915
Federal National Mortgage Association(c)	2.500%	TBA 15 Year	1,000	1,030,312
Federal National Mortgage Association(a)	2.529%	04/01/34	241	256,390
Federal National Mortgage Association(a)	2.556%	04/01/34	491	521,228
Federal National Mortgage Association	3.000%	TBA 15 Year	8,500	8,905,078
Federal National Mortgage Association	3.500%	06/01/39	889	935,391
Federal National Mortgage Association	3.500%	TBA 15 Year	6,000	6,339,375
Federal National Mortgage Association(c)	3.500%	TBA 30 Year	15,500	16,291,954
Federal National Mortgage Association(c)	3.500%	TBA 30 Year	13,000	13,627,657
Federal National Mortgage Association	4.000%	TBA 30 Year	2,000	2,128,438
Federal National Mortgage Association	4.500%	05/01/40	8,066	8,850,099
Federal National Mortgage Association(c)	4.500%	TBA 30 Year	2,000	2,143,750
Federal National Mortgage Association	5.000%	07/01/18-05/01/36	7,576	8,232,269
Federal National Mortgage Association	5.500%	01/01/17-11/01/35	15,091	16,666,703
Federal National Mortgage Association	6.000%	11/01/14-05/01/38	4,915	5,460,886
Federal National Mortgage Association	6.500%	01/01/15-10/01/37	2,911	3,318,876
Federal National Mortgage Association	7.000%	12/01/31-01/01/36	541	638,329
Federal National Mortgage Association	8.000%	03/01/22-02/01/26	21	21,700
Federal National Mortgage Association	9.000%	02/01/25-04/01/25	87	102,155
Government National Mortgage Association	3.500%	TBA 30 Year	2,500	2,671,875
Government National Mortgage Association	4.000%	06/15/40	972	1,064,520
Government National Mortgage Association	4.000%	TBA 30 Year	7,000	7,635,469
Government National Mortgage Association(c)	4.000%	TBA 30 Year	2,000	2,184,062
Government National Mortgage Association	4.500%	02/20/41	2,948	3,255,392
Government National Mortgage Association(c)	4.500%	TBA 30 Year	2,000	2,186,562
Government National Mortgage Association	4.500%	TBA 30 Year	7,500	8,244,140
Government National Mortgage Association	5.000%	07/15/33-04/15/34	1,714	1,901,559
Government National Mortgage Association(c)	5.000%	TBA 30 Year	2,000	2,200,625

SEE NOTES TO FINANCIAL STATEMENTS.

A92

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Mortgage-Backed Securities (continued)
Government National Mortgage Association	5.500%	03/15/34-03/15/36	$1,424	$1,587,909
Government National Mortgage Association	6.500%	07/15/32-08/15/32	392	456,744
Government National Mortgage Association	7.000%	03/15/23-08/15/28	922	1,084,433
Government National Mortgage Association	7.500%	12/15/25-02/15/26	175	207,763
Government National Mortgage Association	8.500%	09/15/24-04/15/25	219	264,178

				164,828,012

Municipal Bond — 0.2%
State of Utah, BABs, Ser. D	4.554%	07/01/24	630	747,665

U.S. Government Agency Obligations — 1.8%
Federal Home Loan Mortgage Corp.(b)	5.125%	11/17/17	1,270	1,538,269
Financing Corp. FICO, Ser. 1P(d)	1.540%	05/11/18	4,000	3,656,344
Tennessee Valley Authority	5.250%	09/15/39	870	1,134,359
Tennessee Valley Authority	5.500%	06/15/38	465	621,058

				6,950,030

U.S. Treasury Securities — 35.8%
U.S. Treasury Bonds(b)	3.000%	05/15/42	3,290	3,445,762
U.S. Treasury Bonds(b)	3.750%	08/15/41	4,165	5,022,732
U.S. Treasury Bonds	9.250%	02/15/16	8,500	11,145,625
U.S. Treasury Inflation Indexed Bonds(b)	0.750%	02/15/42	2,744	2,878,139
U.S. Treasury Notes	0.375%	06/15/15	15,080	15,067,046
U.S. Treasury Notes	0.750%	06/30/17	5,580	5,585,669
U.S. Treasury Notes	1.000%	06/30/19	5,870	5,823,222
U.S. Treasury Notes	3.250%	05/31/16	5,725	6,317,183
U.S. Treasury Notes(e)	4.500%	02/15/16	4,395	5,020,259
U.S. Treasury Notes	4.625%	11/15/16	1,840	2,153,519
U.S. Treasury Notes	4.625%	02/15/17	20,000	23,562,500
U.S. Treasury Strip Principal(d)	0.580%	02/15/16	15,870	15,539,666
U.S. Treasury Strips Coupon(b)(f)	0.460%	05/15/15	12,430	12,268,597
U.S. Treasury Strips Coupon(f)	2.150%	05/15/24	6,605	5,126,114
U.S. Treasury Strips Coupon(f)	2.180%	08/15/24	10,095	7,758,018
U.S. Treasury Strips Coupon(f)	2.250%	02/15/25	925	696,718
U.S. Treasury Strips Coupon(f)	2.610%	05/15/25	5,815	4,334,652
U.S. Treasury Strips Coupon(f)	2.970%	05/15/27	5,240	3,619,111
U.S. Treasury Strips Coupon(f)	3.240%	08/15/29	3,700	2,366,187
U.S. Treasury Strips Coupon(f)	3.750%	08/15/33	2,725	1,511,560

				139,242,279

TOTAL LONG-TERM INVESTMENTS (cost $368,763,585)				386,796,331

			Shares
SHORT-TERM INVESTMENTS — 27.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $53,518,381)(g)			5,427,398	48,792,305
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $58,371,889; includes $17,148,245 of cash collateral received for securities on loan) (Note 4)(g)(h)			58,371,889	58,371,889

TOTAL AFFILIATED MUTUAL FUNDS (cost $111,890,270)				107,164,194

TOTAL INVESTMENTS — 126.9% (cost $480,653,855)				493,960,525
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (26.9)%				(104,644,089)

NET ASSETS — 100.0%				$389,316,436

SEE NOTES TO FINANCIAL STATEMENTS.

A93

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FHLMC	Federal Home Loan Mortgage Association
FICO	Financing Corp.
I/O	Interest Only
NCUA	National Credit Union Administration
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2012.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,698,850; cash collateral of $17,148,245 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	All or partial principal amount totaling $29,500,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.

(d)	Represents zero coupon bond. Rate shown reflects the effective yield on June 30, 2012.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Rate shown reflects the effective yield at June 30, 2012.

(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Long Positions:
177	2 Year U.S. Treasury Notes	Sep. 2012	$38,978,873	$38,973,187	$(5,686)
427	5 Year U.S. Treasury Notes	Sep. 2012	52,881,336	52,934,656	53,320
28	U.S. Ultra Bond	Sep. 2012	4,605,652	4,671,625	65,973

					113,607

Short Positions:
219	10 Year U.S. Treasury Notes	Sep. 2012	29,320,758	29,209,125	111,633
115	U.S. Long Bond	Sep. 2012	16,985,645	17,016,406	(30,761)

					80,872

					$194,479

Interest rate swap agreements outstanding at June 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$17,980	08/31/16	0.934%	3 month LIBOR(1)	$92,452	$—	$92,452	Credit Suisse International
17,880	08/31/16	0.977%	3 month LIBOR(2)	(123,207)	—	(123,207)	Citibank, NA
17,880	08/31/16	0.928%	3 month LIBOR(1)	87,490	—	87,490	Citibank, NA
5,595	08/31/16	0.975%	3 month LIBOR(2)	(38,130)	—	(38,130)	JPMorgan Chase Bank, NA
5,595	08/31/16	0.978%	3 month LIBOR(2)	(38,932)	—	(38,932)	JPMorgan Chase Bank, NA
880	09/14/16	1.206%	3 month LIBOR(2)	(17,073)	—	(17,073)	Deutsche Bank AG
26,910	11/30/16	0.948%	3 month LIBOR(2)	(75,146)	—	(75,146)	Citibank, NA
26,910	11/30/16	0.945%	3 month LIBOR(2)	(72,144)	—	(72,144)	Citibank, NA
16,695	11/30/16	0.913%	3 month LIBOR(2)	(22,605)	—	(22,605)	JPMorgan Chase Bank, NA
4,700	02/15/19	1.656%	3 month LIBOR(2)	(111,949)	—	(111,949)	Citibank, NA
4,700	02/15/19	1.794%	3 month LIBOR(1)	153,493	—	153,493	JPMorgan Chase Bank, NA
4,550	07/20/21	3.035%	3 month LIBOR(2)	592,011	—	592,011	Citibank, NA
4,560	11/23/21	2.148%	3 month LIBOR(2)	(185,340)	—	(185,340)	Citibank, NA

SEE NOTES TO FINANCIAL STATEMENTS.

A94

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$2,290	01/27/22	2.071%	3 month LIBOR(2)	$(88,979)	$—	$(88,979)	Citibank, NA
1,130	01/30/22	2.082%	3 month LIBOR(2)	(44,679)	—	(44,679)	Citibank, NA
2,410	02/07/22	2.056%	3 month LIBOR(2)	(88,210)	—	(88,210)	Citibank, NA
5,830	04/12/22	2.111%	3 month LIBOR(1)	212,833	—	212,833	Citibank, NA

				$231,885	$—	$231,885

#	Notional amount is shown in U.S. dollars unless otherwise stated.

LIBOR	London Interbank Offered Rate

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$4,590,580	$—
Collateralized Mortgage Obligations	—	5,715,523	—
Commercial Mortgage-Backed Securities	—	58,824,076	—
Corporate Bonds	—	5,898,166	—
Mortgage-Backed Securities	—	164,828,012	—
Municipal Bond	—	747,665	—
U.S. Government Agency Obligations	—	6,950,030	—
U.S. Treasury Securities	—	139,242,279	—
Affiliated Mutual Funds	107,164,194	—	—
Other Financial Instruments*
Futures Contracts	194,479	—	—
Interest Rate Swap Agreements	—	231,885	—

Total	$107,358,673	$387,028,216	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 were as follows:

Mortgage-Backed Securities	42.3%
U.S. Treasury Securities	35.8
Affiliated Mutual Funds (including 4.4% of collateral received for securities on loan)	27.5
Commercial Mortgage-Backed Securities	15.1
U.S. Government Agency Obligations	1.8
Collateralized Mortgage Obligations	1.5
Corporate Bonds	1.5
Asset-Backed Securities	1.2
Municipal Bond	0.2

126.9
Liabilities in excess of other assets	(26.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A95

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$230,926	*	Due from broker — variation margin	$36,447	*
Interest rate contracts	Unrealized appreciation on swap agreements	1,138,279		Unrealized depreciation on swap agreements	906,394

Total		$1,369,205			$942,841

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Total
Interest rate contracts	$253,415	$(211,836)	$(2,554,647)	$63,987	$(2,449,081)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$566,102	$(210,719)	$355,383

For the six months ended June 30, 2012, the Portfolio’s average volume of derivative activities are as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Interest Rate Swaps (Notional Amount in USD (000))
$53,348,217	$45,573,890	$78,137

SEE NOTES TO FINANCIAL STATEMENTS.

A96

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $16,698,850:
Unaffiliated investments (cost $368,763,585)	$386,796,331
Affiliated investments (cost $111,890,270)	107,164,194
Cash	527,290
Receivable for investments sold	47,139,882
Dividends and interest receivable	1,720,034
Unrealized appreciation on swap agreements	1,138,279
Due from broker—variation margin	102,189
Receivable for Series shares sold	5,777
Foreign tax reclaim receivable	962
Prepaid expenses	348

Total Assets	544,595,286

LIABILITIES
Payable for investments purchased	136,886,096
Collateral for securities on loan	17,148,245
Unrealized depreciation on swap agreements	906,394
Management fee payable	127,331
Accrued expenses and other liabilities	111,732
Payable for Series shares repurchased	97,237
Affiliated transfer agent fee payable	926
Deferred trustees’ fees	889

Total Liabilities	155,278,850

NET ASSETS	$389,316,436

Net assets were comprised of:
Paid-in capital	$370,697,815
Retained earnings	18,618,621

Net assets, June 30, 2012	$389,316,436

Net asset value and redemption price per share, $389,316,436 / 32,207,435 outstanding shares of beneficial interest	$12.09

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Interest	$4,649,514
Affiliated dividend income	376,497
Affiliated income from securities loaned, net	13,324

5,039,335

EXPENSES
Management fee	800,511
Shareholders’ reports	70,000
Custodian’s fees and expenses	46,000
Audit fee	15,000
Trustees’ fees	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	5,282

Total expenses	956,793

NET INVESTMENT INCOME	4,082,542

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	6,934,982
Foreign currency transactions	43
Futures transactions	(2,554,647)
Swap agreement transactions	63,987
Option written transactions	(211,836)

4,232,529

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $702,986)	(545,229)
Futures	566,102
Swap agreements	(210,719)

(189,846)

NET GAIN ON INVESTMENTS	4,042,683

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,125,225

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,082,542	$10,051,753
Net realized gain on investments and foreign currency transactions	4,232,529	12,493,569
Net change in unrealized appreciation (depreciation) on investments	(189,846)	7,373,827

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,125,225	29,919,149

DISTRIBUTIONS	(16,720,027)	(18,318,094)

SERIES SHARE TRANSACTIONS:
Series shares sold [494,917 and 2,166,785 shares, respectively]	6,127,237	26,321,036
Series shares issued in reinvestment of distributions [1,382,466 and 1,519,181 shares, respectively]	16,720,027	18,318,094
Series shares repurchased [3,360,688 and 3,193,994 shares, respectively]	(41,589,952)	(38,827,001)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(18,742,688)	5,812,129

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,337,490)	17,413,184
NET ASSETS:
Beginning of period	416,653,926	399,240,742

End of period	$389,316,436	$416,653,926

SEE NOTES TO FINANCIAL STATEMENTS.

A97

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 92.8% ASSET-BACKED SECURITIES — 0.5%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Residential Mortgage-Backed Securities — 0.5%
Primus CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class A, 144A(a)	Aa1	0.699%	07/15/21	$478	$445,252
Slater Mill Loan Fund LP CLO (Cayman Islands), Ser. 2012-1A, Class D, 144A(a)	BBB(b)	4.717%	08/17/22	13,000	11,180,000

					11,625,252

Residential Mortgage-Backed Securities
Argent Securities, Inc., Ser. 2003-W8, Class M1(a)	Ba1	1.295%	12/25/33	134	102,594
Credit-Based Asset Servicing and Securitization LLC, Ser. 2007-CB1, Class AF2	Ca	5.274%	01/25/37	577	207,570
Morgan Stanley ABS Capital I, Ser. 2007-HE6, Class A2(a)	Ca	0.385%	05/25/37	100	34,286
Morgan Stanley Mortgage Loan Trust, Ser. 2006-12XS, Class A6A	Caa3	5.726%	10/25/36	422	224,390
Structured Asset Securities Corp., Ser. 2005-9XS, Class 2A1(a)	Caa2	0.545%	06/25/35	366	247,832

					816,672

TOTAL ASSET-BACKED SECURITIES (cost $12,550,213)					12,441,924

BANK LOANS — 2.4%
Automotive — 0.2%
Chrysler Group LLC(a)	Ba2	6.000%	05/24/17	4,640	4,667,087

Consumer — 0.3%
Realogy Corp.(a).	B1	13.500%	10/15/17	4,700	4,813,585
Visant Corp.(a)	Ba3	5.250%	12/22/16	2,271	2,192,657

					7,006,242

Electric — 0.1%
Texas Competitive Electric Holdings Co. LLC(a)	B2	3.746%	10/10/14	2,257	1,412,475

Gaming — 0.2%
CCM Merger, Inc.(a)	B2	6.000%	03/01/17	5,102	5,044,405

Healthcare & Pharmaceutical
Alliance HealthCare Services, Inc.(a)	Ba3	7.250%	06/01/16	887	829,591

Pipelines & Other — 0.2%
Energy Transfer Equity LP(a)	Ba2	3.750%	03/23/17	5,855	5,721,172

Technology — 1.4%
Blackboard, Inc. (original cost $8,627,645; purchased 09/23/11)(a)(c)(d)	B1	7.500%	10/04/18	9,378	9,002,760
First Data Corp.(a)	B1	4.250%	03/26/18	12,432	11,396,599
First Data Corp.(a)	B1	5.245%	03/24/17	4,341	4,124,921
Freescale Semiconductor, Inc.(a)	B1	6.000%	02/28/19	4,988	4,915,804
Interactive Data Corp.(a)	Ba3	4.500%	02/11/18	3,942	3,873,169
NXP BV(a)	B3	5.500%	03/03/17	1,985	1,978,384
Sensata Technologies, Inc.(a)	Ba2	4.000%	05/12/18	485	481,440

					35,773,077

TOTAL BANK LOANS (cost $60,857,411)					60,454,049

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Adjustable Rate Mortgage Trust, Ser. 2005-7, Class 1A1(a)	Ca	2.927%	10/25/35	115	85,833
American Home Mortgage Assets LLC, Ser. 2006-4, Class 1A12(a)	Ca	0.455%	10/25/46	51	23,626
American Home Mortgage Assets LLC, Ser. 2006-5, Class A1(a)	Caa3	1.067%	11/25/46	416	171,973
American Home Mortgage Assets LLC, Ser. 2007-3, Class 22A1	Ca	6.250%	06/25/37	161	77,073
American Home Mortgage Investment Trust, Ser. 2005-2, Class 4A1(a)	Ba3	2.237%	09/25/45	29	22,956
Banc of America Alternative Loan Trust, Ser. 2005-4, Class CB6(a)	Caa1	0.645%	05/25/35	73	48,337
Banc of America Funding Corp., Ser. 2006-B, Class 2A1(a)	Caa2	3.035%	03/20/36	188	131,326
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2005-10, Class A2(a)	CCC(b)	3.189%	10/25/35	450	451,091
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2007-3, Class 1A1(a)(g)	D(b)	3.123%	05/25/47	57	37,591

SEE NOTES TO FINANCIAL STATEMENTS.

A98

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Citigroup Mortgage Loan Trust, Inc., Ser. 2007-10, Class 22AA(a)(g)	D(b)	5.019%	09/25/37	$108	$68,312
Countrywide Alternative Loan Trust, Ser. 2005-43, Class 4A3(a)(g)	D(b)	5.272%	10/25/35	41	27,122
Countrywide Alternative Loan Trust, Ser. 2005-62, Class 2A1(a)	Caa3	1.147%	12/25/35	100	56,625
Countrywide Alternative Loan Trust, Ser. 2006-HY13, Class 4A1(a)(g)	D(b)	2.900%	02/25/37	49	32,048
Countrywide Alternative Loan Trust, Ser. 2006-OA9, Class 2A1A(a)	Ca	0.454%	07/20/46	53	19,638
Countrywide Alternative Loan Trust, Ser. 2006-OA11, Class A1B(a)	Ca	0.435%	09/25/46	62	32,780
Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-2, Class 2A1(a)	Caa2	0.565%	03/25/35	132	82,314
First Horizon Alternative Mortgage Securities, Ser. 2006-FA2, Class 1A5	Caa3	6.000%	05/25/36	95	70,998
Harborview Mortgage Loan Trust, Ser. 2006-1, Class 2A1A(a)	Caa3	0.483%	03/19/36	398	205,305
Harborview Mortgage Loan Trust, Ser. 2006-5, Class 2A1A(a)	Caa3	0.423%	07/19/46	56	31,047
Harborview Mortgage Loan Trust, Ser. 2006-7, Class 2A1B(a)	C	0.493%	09/19/46	264	35,592
IndyMac Index Mortgage Loan Trust, Ser. 2005-AR13, Class 4A1(a)	Caa3	2.628%	08/25/35	94	68,509
IndyMac Index Mortgage Loan Trust, Ser. 2006-AR12, Class A1(a)	Caa2	0.435%	09/25/46	45	26,493
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A96	CC(b)	6.000%	08/25/37	52	43,797
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A97	CC(b)	6.000%	08/25/37	103	87,427
MASTR Adjustable Rate Mortgages Trust, Ser. 2006-OA1, Class 1A1(a)	Caa2	0.455%	04/25/46	31	16,893
Residential Accredit Loans, Inc., Ser. 2006-QA2, Class 3A1(a)	Ca	5.500%	02/25/36	298	172,648
Residential Accredit Loans, Inc., Ser. 2007-QS4, Class 2A1(a)	Ca	0.575%	03/25/37	205	59,051
Residential Asset Securitization Trust, Ser. 2007-A5, Class 2A3	Caa2	6.000%	05/25/37	94	72,276
Structured Asset Mortgage Investments, Inc., Ser. 2006-AR6, Class 2A1(a)	Caa3	0.435%	07/25/46	58	31,709
SunTrust Alternative Loan Trust, Ser. 2006-1F, Class 3A(a)	Ca	0.595%	04/25/36	145	42,523
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 2A3(a)	CCC(b)	5.178%	02/25/37	49	34,208
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 4A1(a)	CCC(b)	2.713%	02/25/37	57	41,434
WaMu Mortgage Pass-Through Certificates, Ser. 2007-OA3, Class 2A1A(a)	CCC(b)	0.907%	04/25/47	56	39,647

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,680,712)					2,448,202

CORPORATE BONDS — 89.7%
Aerospace & Defense — 2.0%
Alliant Techsystems, Inc., Gtd. Notes(e)	Ba3	6.875%	09/15/20	2,375	2,529,375
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	8.500%	07/01/18	10,650	11,648,438
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(e)	Ba2	5.750%	03/15/22	5,050	5,031,062
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(e)	Ba2	7.750%	03/15/20	1,576	1,753,300
Colt Defense LLC/Colt Finance Corp., Gtd. Notes(e)	Caa1	8.750%	11/15/17	2,325	1,444,406
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625%	03/01/17	750	775,312
Esterline Technologies Corp., Gtd. Notes	Ba2	7.000%	08/01/20	5,400	5,940,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%	01/15/15	2,500	2,528,125
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18	4,525	4,796,500
TransDigm, Inc., Gtd. Notes(e)	B3	7.750%	12/15/18	12,625	13,855,938

					50,302,456

Automotive — 1.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(e)	B2	8.250%	01/15/19	2,925	3,137,063
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes(e)	B2	8.250%	06/15/21	5,100	5,240,250
DaimlerChrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes	B2	8.000%	06/15/19	1,500	1,541,250
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.500%	02/15/19	4,400	4,675,000
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.750%	02/15/21	2,725	2,943,000
Delphi Corp., Gtd. Notes(e)	Ba2	5.875%	05/15/19	3,150	3,362,625
Delphi Corp., Gtd. Notes(e)	Ba2	6.125%	05/15/21	1,350	1,474,875
Lear Corp., Gtd. Notes	Ba2	7.875%	03/15/18	5,075	5,601,531
Lear Corp., Gtd. Notes(e)	Ba2	8.125%	03/15/20	2,075	2,324,000
Navistar International Corp., Gtd. Notes	B1	8.250%	11/01/21	6,425	6,159,969
Schaeffler Finance BV (Netherlands), Sr. Sec’d. Notes, 144A(e)	B1	7.750%	02/15/17	3,050	3,179,625
Schaeffler Finance BV (Netherlands), Sr. Sec’d. Notes, 144A(e)	B1	8.500%	02/15/19	1,800	1,921,500
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	8.875%	12/01/17	2,025	2,232,562

					43,793,250

SEE NOTES TO FINANCIAL STATEMENTS.

A99

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Banking — 1.4%
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(e)	B1	8.000%	12/29/49	$8,845		$9,213,660
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	10,300		11,343,328
BankAmerica Capital II, Ltd. Gtd. Notes, Ser. 2	Ba2	8.000%	12/15/26	1,000		1,022,800
Citigroup, Inc., Sr. Unsec’d. Notes(e)	Baa2	4.450%	01/10/17	7,700		8,071,471
HBOS PLC (United Kingdom), Sub. Notes, Ser. G, 144A, MTN	Ba1	6.750%	05/21/18	400		377,381
MBNA Capital A, Ltd. Gtd. Notes, Ser. A	Ba2	8.278%	12/01/26	2,750		2,817,375
Regions Bank/Birmingham AL, Sub. Notes(e)	Ba3	7.500%	05/15/18	1,275		1,434,375

						34,280,390

Building Materials & Construction — 1.0%
Building Materials Corp. of America, Sr. Notes, 144A (original cost $1,488,750; purchased 09/27/10)(c)(d)	Ba3	6.875%	08/15/18	1,500		1,593,750
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $5,975,750; purchased 02/02/10-04/27/11)(c)(d)	Ba1	7.000%	02/15/20	5,825		6,276,438
D.R. Horton, Inc., Gtd. Notes	Ba2	6.500%	04/15/16	900		974,250
K. Hovnanian Enterprises, Inc., Gtd. Notes(e)	Caa3	11.875%	10/15/15	4,575		3,854,437
Masco Corp., Sr. Unsec’d. Notes(e)	Ba2	5.950%	03/15/22	1,675		1,724,222
Standard Pacific Corp., Gtd. Notes	B3	8.375%	05/15/18	925		1,010,562
Standard Pacific Corp., Gtd. Notes(e)	B3	8.375%	01/15/21	525		569,625
Standard Pacific Corp., Gtd. Notes(e)	B3	10.750%	09/15/16	3,875		4,572,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20	3,750		3,918,750

						24,494,534

Cable — 4.9%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375%	03/15/13	100	(f)	105
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A(e)	B3	8.000%	12/15/18	1,625		1,698,125
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	7.750%	04/15/18	1,375		1,464,375
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	9,525		10,620,375
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500%	11/30/16	3,769		4,202,238
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	B1	7.875%	04/30/18	1,350		1,468,125
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	B1	8.125%	04/30/20	1,600		1,784,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(e)	B3	8.625%	11/15/17	9,745		10,500,237
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(e)	Ba3	6.750%	11/15/21	6,575		7,002,375
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.625%	07/15/18	1,850		2,067,375
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.875%	02/15/18	850		954,125
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	04/15/14	3,500		3,850,000
CSC Holdings LLC, Sr. Unsec’d. Notes(e)	Ba3	8.625%	02/15/19	1,105		1,276,275
DISH DBS Corp., Gtd. Notes	Ba2	6.750%	06/01/21	825		891,000
Echostar DBS Corp., Gtd. Notes	Ba2	6.625%	10/01/14	4,925		5,282,063
Echostar DBS Corp., Gtd. Notes	Ba2	7.000%	10/01/13	7,075		7,446,438
Echostar DBS Corp., Gtd. Notes(e)	Ba2	7.750%	05/31/15	1,050		1,165,500
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, 144A(e)	B1	8.875%	12/01/18	5,975		5,138,500
ONO Finance II PLC (Ireland), Gtd. Notes, 144A	Caa1	10.875%	07/15/19	1,625		1,259,375
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(e)	B1	7.750%	03/15/16	1,550		1,592,625
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18	16,600		18,177,000
UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	7.250%	11/15/21	2,450		2,560,250
UPCB Finance VI Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.875%	01/15/22	5,325		5,431,500
Videotron Ltee (Canada), Gtd. Notes, 144A	Ba1	5.000%	07/15/22	5,925		6,013,875
Videotron Ltee (Canada), Gtd. Notes	Ba1	6.375%	12/15/15	3,450		3,510,375
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	9,200		10,074,000
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1	Ba2	9.500%	08/15/16	5,276		5,882,740

						121,312,971

Capital Goods — 6.5%
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%	01/31/18	1,250		1,287,500
Altra Holdings, Inc., Sec’d. Notes	Ba3	8.125%	12/01/16	3,800		4,080,250

SEE NOTES TO FINANCIAL STATEMENTS.

A100

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Capital Goods (continued)
Amsted Industries, Inc., Sr. Notes, 144A (original cost $4,517,240; purchased 03/12/10)(c)(d)	B1	8.125%	03/15/18	$4,550	$4,811,625
Ashtead Capital, Inc., Gtd. Notes, 144A	B2	6.500%	07/15/22	6,525	6,525,000
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.000%	08/15/16	13,314	13,796,633
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(e)	B2	8.250%	01/15/19	1,125	1,206,562
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.625%	03/15/18	2,500	2,737,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.750%	03/15/20	3,850	4,278,312
Case New Holland, Inc., Gtd. Notes(e)	Ba2	7.875%	12/01/17	4,150	4,793,250
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba2	7.625%	08/15/16	5,950	6,210,313
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125%	01/15/21	3,000	3,075,000
Griffon Corp., Gtd. Notes(e)	B1	7.125%	04/01/18	5,275	5,354,125
Hertz Corp. (The), Gtd. Notes	B2	7.500%	10/15/18	4,288	4,598,880
Interline Brands, Inc., Gtd. Notes	B2	7.000%	11/15/18	6,520	6,780,800
Park-Ohio Industries, Inc., Gtd. Notes(e)	B3	8.125%	04/01/21	1,875	1,917,188
RBS Global, Inc./Rexnord LLC, Gtd. Notes(e)	B3	8.500%	05/01/18	8,800	9,548,000
Rexel SA (France), Gtd. Notes, 144A	Ba2	6.125%	12/15/19	3,600	3,627,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes	B3	8.250%	02/01/21	3,600	3,834,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes	B3	10.250%	11/15/19	2,425	2,728,125
SPX Corp., Gtd. Notes(e)	Ba2	6.875%	09/01/17	4,925	5,368,250
SPX Corp., Gtd. Notes(e)	Ba2	7.625%	12/15/14	10,280	11,308,000
Stena AB (Sweden), Sr. Unsec’d. Notes	Ba3	7.000%	12/01/16	250	243,125
Terex Corp., Gtd. Notes(e)	B2	6.500%	04/01/20	2,175	2,202,187
Terex Corp., Sr. Sub. Notes(e)	Caa1	8.000%	11/15/17	12,105	12,558,937
Trimas Corp., Sec’d. Notes	B1	9.750%	12/15/17	4,265	4,691,500
United Rentals North America, Inc., Gtd. Notes(e)	Caa1	8.375%	09/15/20	1,000	1,052,500
United Rentals North America, Inc., Gtd. Notes	B3	9.250%	12/15/19	2,725	3,024,750
United Rentals North America, Inc., Gtd. Notes	B3	10.875%	06/15/16	5,950	6,686,313
UR Financing Escrow Corp., Gtd. Notes, 144A(e)	B3	7.375%	05/15/20	2,625	2,743,125
UR Financing Escrow Corp., Gtd. Notes, 144A(e)	B3	7.625%	04/15/22	7,050	7,384,875
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500%	05/15/17	12,975	13,104,750

					161,558,375

Chemicals — 3.9%
CF Industries, Inc., Gtd. Notes	Baa3	6.875%	05/01/18	3,925	4,656,031
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes(e)	Caa1	9.000%	11/15/20	14,850	12,808,125
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes(e)	B3	8.875%	02/01/18	400	408,000
Huntsman International LLC, Gtd. Notes(e)	B1	5.500%	06/30/16	2,175	2,175,000
Huntsman International LLC, Gtd. Notes(e)	B2	8.625%	03/15/21	2,650	2,987,875
Kinove German Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	B2	9.625%	06/15/18	4,550	4,686,500
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	5,075	5,468,313
LyondellBasell Industries NV (Netherlands), Gtd. Notes, 144A	Ba2	6.000%	11/15/21	1,225	1,344,437
LyondellBasell Industries NV (Netherlands), Sr. Notes, 144A	Ba2	5.000%	04/15/19	8,575	8,993,031
LyondellBasell Industries NV (Netherlands), Sr. Notes, 144A(e)	Ba2	5.750%	04/15/24	3,800	4,066,000
Momentive Performance Materials, Inc., Sec’d. Notes(e)	Caa1	9.000%	01/15/21	3,719	2,817,143
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., Gtd. Notes, 144A (original cost $8,761,188; purchased 03/09/11-01/10/12)(c)(d)	B3	8.375%	03/01/18	8,710	8,448,700
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.375%	11/01/16	8,756	9,741,050
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes(e)	Ba2	8.625%	11/01/19	1,550	1,755,375
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	09/15/20	5,720	6,292,000
Solutia, Inc., Gtd. Notes(e)	B1	7.875%	03/15/20	4,825	5,645,250
Solutia, Inc., Gtd. Notes	B1	8.750%	11/01/17	1,150	1,292,313
Taminco Global Chemical Corp., Sec’d. Notes, 144A(e)	Caa1	9.750%	03/31/20	9,150	9,401,625
TPC Group LLC, Sr. Sec’d. Notes	B1	8.250%	10/01/17	5,150	5,446,125

					98,432,893

SEE NOTES TO FINANCIAL STATEMENTS.

A101

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Consumer — 1.9%
American Achievement Corp., Sec’d. Notes, 144A (original cost $3,617,500; purchased 10/21/10-04/06/11)(c)(d)	B3	10.875%	04/15/16	$3,625	$2,637,188
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A(e)	B1	6.875%	06/15/19	4,800	4,920,000
Libbey Glass, Inc., Gtd. Notes, 144A(e)	B2	6.875%	05/15/20	1,825	1,875,188
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20	4,061	4,497,557
Realogy Corp., Gtd. Notes	CC(b)	13.375%	04/15/18	900	758,250
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250%	01/15/18	2,600	2,808,000
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	4,358	4,728,474
Service Corp. International, Sr. Unsec’d. Notes(e)	Ba3	7.000%	06/15/17	4,143	4,609,087
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	05/15/19	3,125	3,359,375
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes(e)	B1	9.500%	06/15/18	1,500	1,695,000
Stewart Enterprises, Inc., Gtd. Notes(e)	B1	6.500%	04/15/19	6,190	6,375,700
Visant Corp., Gtd. Notes(e)	Caa1	10.000%	10/01/17	10,369	10,291,232

					48,555,051

Electric — 3.9%
AES Corp. (The), Sr. Unsec’d. Notes, 144A(e)	Ba3	7.375%	07/01/21	4,075	4,533,437
AES Corp. (The), Sr. Unsec’d. Notes(e)	Ba3	7.750%	10/15/15	9,265	10,399,963
AES Corp. (The), Sr. Unsec’d. Notes(e)	Ba3	8.000%	10/15/17	4,100	4,663,750
AES Corp. (The), Sr. Unsec’d. Notes(e)	Ba3	8.000%	06/01/20	1,800	2,065,500
AES Red Oak LLC, Sr. Sec’d. Notes, Ser. A (original cost $1,417,104; purchased 10/31/03-03/03/09)(c)(d)	B2	8.540%	11/30/19	1,441	1,527,216
Calpine Construction Finance Co. LP/Ccfc Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000%	06/01/16	4,000	4,320,000
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/17	4,900	5,267,500
Calpine Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.500%	02/15/21	16,875	18,225,000
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	6.375%	10/01/22	2,450	2,589,635
Covanta Holding Corp., Sr. Unsec’d. Notes(e)	Ba3	7.250%	12/01/20	3,055	3,309,827
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.750%	10/15/19	425	437,750
Mirant Corp., Sr. Notes, 144A(c)	NR	7.400%	07/15/49	1,825	1,825
Mirant Mid Atlantic Pass Through Trust B, Pass-thru Certs., Ser. B	Ba1	9.125%	06/30/17	8,910	9,177,209
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes (original cost $953,933; purchased 09/30/09)(c)(d)	Ba3	10.875%	06/01/16	976	1,071,160
NRG Energy, Inc., Gtd. Notes(e)	B1	7.375%	01/15/17	925	962,000
NRG Energy, Inc., Gtd. Notes	B1	7.625%	01/15/18	11,225	11,617,875
NRG Energy, Inc., Gtd. Notes(e)	B1	7.625%	05/15/19	1,950	1,974,375
NRG Energy, Inc., Gtd. Notes(e)	B1	7.875%	05/15/21	4,240	4,282,400
NRG Energy, Inc., Gtd. Notes(e)	B1	8.250%	09/01/20	7,175	7,426,125
NSG Holdings LLC/NSG Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.750%	12/15/25	595	595,000
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(c)	Ba1	9.237%	07/02/17	3,619	3,565,170

					98,012,717

Energy – Other — 5.1%
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.750%	05/15/17	2,150	2,225,250
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	9.500%	05/15/16	4,300	4,697,750
CITIC Resources Finance 2007 Ltd. (Virgin Islands (BR)), Gtd. Notes, 144A	Ba3	6.750%	05/15/14	25	26,125
Denbury Resources, Inc., Gtd. Notes(e)	B1	6.375%	08/15/21	2,565	2,667,600
Denbury Resources, Inc., Gtd. Notes(e)	B1	8.250%	02/15/20	2,968	3,249,960
Denbury Resources, Inc., Gtd. Notes	B1	9.750%	03/01/16	4,050	4,449,938
Everest Acquisition LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes, 144A(e)	Ba3	6.875%	05/01/19	1,800	1,881,000
Everest Acquisition LLC/Everest Acquisition Finance, Inc., Sr. Unsec’d. Notes, 144A(e)	B2	9.375%	05/01/20	1,825	1,891,156
Harvest Operations Corp. (Canada), Gtd. Notes, 144A(e)	Ba1	6.875%	10/01/17	11,000	11,687,500
Hercules Offshore, Inc., Gtd. Notes, 144A	Caa1	10.250%	04/01/19	2,250	2,148,750

SEE NOTES TO FINANCIAL STATEMENTS.

A102

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Energy – Other (continued)
Hercules Offshore, Inc., Sr. Sec’d. Notes, 144A	B1	7.125%	04/01/17	$1,975	$1,915,750
Hornbeck Offshore Services, Inc., Gtd. Notes, 144A(e)	Ba3	5.875%	04/01/20	3,725	3,697,063
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A(e)	B2	6.250%	11/01/19	3,375	3,307,500
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A(e)	B2	6.500%	05/15/19	6,425	6,360,750
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	7,475	7,680,562
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B2	6.500%	03/15/21	5,275	5,387,094
Newfield Exploration Co., Sr. Sub. Notes	Ba2	6.625%	04/15/16	1,610	1,650,250
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%	05/15/18	325	344,094
Newfield Exploration Co., Sr. Unsec’d. Notes	Ba1	5.625%	07/01/24	2,400	2,454,000
Offshore Group Investments Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	B3	11.500%	08/01/15	6,175	6,699,875
Parker Drilling Co., Gtd. Notes, 144A	B1	9.125%	04/01/18	2,225	2,352,938
Parker Drilling Co., Gtd. Notes	B1	9.125%	04/01/18	875	925,313
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%	08/15/18	800	899,659
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.875%	06/01/15	3,775	3,924,354
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(e)(g)	C	6.750%	05/01/14	2,935	337,525
Pioneer Natural Resources Co., Gtd. Notes(e)	Baa3	5.875%	07/15/16	1,950	2,167,370
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	7.500%	01/15/20	700	866,105
Plains Exploration & Production Co., Gtd. Notes(e)	B1	6.750%	02/01/22	4,225	4,309,500
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%	06/01/18	2,900	3,081,250
Plains Exploration & Production Co., Gtd. Notes	B1	8.625%	10/15/19	1,250	1,379,687
Plains Exploration & Production Co., Gtd. Notes	B1	10.000%	03/01/16	2,300	2,507,000
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.500%	12/15/21	1,075	1,096,500
Precision Drilling Corp. (Canada), Gtd. Notes(e)	Ba1	6.625%	11/15/20	2,500	2,575,000
Range Resources Corp., Gtd. Notes(e)	Ba3	5.750%	06/01/21	4,175	4,362,875
Range Resources Corp., Gtd. Notes(e)	Ba3	6.750%	08/01/20	700	759,500
Range Resources Corp., Gtd. Notes	Ba3	7.500%	10/01/17	4,750	4,963,750
Range Resources Corp., Gtd. Notes	Ba3	8.000%	05/15/19	1,623	1,773,127
Samson Investment Co., Sr. Unsec’d. Notes, 144A(e)	B1	9.750%	02/15/20	5,850	5,820,750
WPX Energy, Inc., Sr. Unsec’d. Notes, 144A	Ba1	5.250%	01/15/17	3,325	3,366,563
WPX Energy, Inc., Sr. Unsec’d. Notes, 144A	Ba1	6.000%	01/15/22	5,100	5,074,500

					126,965,233

Foods — 5.2%
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	8,858	9,068,466
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625%	05/01/16	16,046	16,427,253
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A(e)	B2	9.000%	12/15/17	12,399	12,368,003
Darling International, Inc., Gtd. Notes	Ba3	8.500%	12/15/18	4,575	5,135,437
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.000%	06/01/18	2,450	2,670,500
Del Monte Corp., Gtd. Notes(e)	B3	7.625%	02/15/19	3,450	3,480,187
DineEquity, Inc., Gtd. Notes(e)	B3	9.500%	10/30/18	1,500	1,642,500
Fiesta Restaurant Group, Sec’d. Notes, 144A	B2	8.875%	08/15/16	4,725	4,961,250
Ingles Markets, Inc., Sr. Unsec’d. Notes(e)	B1	8.875%	05/15/17	9,745	10,609,869
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes (original cost $8,896,931; purchased 09/07/11-04/11/12)(c)(d)	B1	11.625%	05/01/14	7,855	8,935,062
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $4,899,150; purchased 05/20/11-06/15/11)(c)(d)	B1	7.250%	06/01/21	5,000	4,650,000
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,394,820; purchased 01/25/12-03/13/12)(c)(d)(e)	B1	8.250%	02/01/20	3,425	3,330,812
Landry’s, Inc., Sr. Notes, 144A	Caa1	9.375%	05/01/20	6,975	7,088,344
Michael Foods, Inc., Gtd. Notes	Caa1	9.750%	07/15/18	11,175	12,264,563
OSI Restaurant Partners LLC, Gtd. Notes(e)	Caa3	10.000%	06/15/15	4,000	4,115,040
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	7,640	8,719,150
Stater Brothers Holdings, Inc., Gtd. Notes(e)	B2	7.375%	11/15/18	1,025	1,110,844
Stater Brothers Holdings, Inc., Gtd. Notes(e)	B2	7.750%	04/15/15	1,750	1,785,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(e)	B2	7.500%	11/15/14	6,179	6,271,685
Wendy’s/Arby’s Restaurants LLC, Gtd. Notes	B3	10.000%	07/15/16	2,100	2,260,146
Wok Acquisition Corp., Sr. Unsec’d. Notes, 144A	Caa1	10.250%	06/30/20	2,350	2,420,500

					129,314,611

SEE NOTES TO FINANCIAL STATEMENTS.

A103

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Gaming — 6.6%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes, 144A	Caa1	9.000%	05/15/18	$4,300	$4,300,000
Boyd Gaming Corp., 144A(e)	B3	9.000%	07/01/20	8,025	8,045,063
Boyd Gaming Corp., Gtd. Notes(e)	B3	9.125%	12/01/18	10,225	10,531,750
Caesars Entertainment Operating Co., Inc., Sec’d. Notes(e)	Caa2	12.750%	04/15/18	12,101	9,499,285
CCM Merger, Inc., Gtd. Notes, 144A (original cost $8,145,875; purchased 03/14/12-06/27/12)(c)(d)(e)	Caa2	9.125%	05/01/19	8,100	8,170,875
Harrah’s Operating Co., Inc., Sec’d. Notes(e)	CCC(b)	10.000%	12/15/18	3,213	2,128,612
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(e)	B2	11.250%	06/01/17	8,695	9,488,419
Isle of Capri Casinos, Inc., Gtd. Notes(e)	Caa1	7.000%	03/01/14	3,600	3,595,500
Isle of Capri Casinos, Inc., Gtd. Notes(e)	B3	7.750%	03/15/19	11,005	11,280,125
Marina District Finance Co., Inc., Sr. Sec’d. Notes(e)	B2	9.500%	10/15/15	7,250	7,032,500
Marina District Finance Co., Inc., Sr. Sec’d. Notes(e)	B2	9.875%	08/15/18	2,967	2,796,397
MGM Resorts International, Gtd. Notes	B3	5.875%	02/27/14	1,000	1,025,000
MGM Resorts International, Gtd. Notes	B3	6.750%	09/01/12	400	401,000
MGM Resorts International, Gtd. Notes	B3	6.750%	04/01/13	4,000	4,095,000
MGM Resorts International, Gtd. Notes(e)	B3	7.625%	01/15/17	5,075	5,239,937
MGM Resorts International, Gtd. Notes, 144A(e)	B3	8.625%	02/01/19	4,000	4,280,000
MGM Resorts International, Sr. Sec’d. Notes(e)	Ba2	9.000%	03/15/20	1,915	2,125,650
MGM Resorts International, Sr. Sec’d. Notes(e)	Ba2	10.375%	05/15/14	3,415	3,850,412
MGM Resorts International, Sr. Sec’d. Notes(e)	Ba2	11.125%	11/15/17	5,870	6,589,075
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	13,610	15,515,400
MTR Gaming Group, Inc., Sec’d. Notes, PIK	Caa1	11.500%	08/01/19	9,880	10,127,231
Peninsula Gaming LLC, Gtd. Notes(e)	Caa1	10.750%	08/15/17	630	718,200
Peninsula Gaming LLC, Sec’d. Notes	Ba3	8.375%	08/15/15	2,950	3,104,875
Pinnacle Entertainment, Inc., Gtd. Notes(e)	B3	7.750%	04/01/22	1,325	1,416,094
Pinnacle Entertainment, Inc., Gtd. Notes(e)	B1	8.625%	08/01/17	4,300	4,676,250
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Sr. Sec’d. Notes, 144A(e)	B3	9.500%	06/15/19	1,075	1,116,656
Scientific Games Corp., Gtd. Notes	B1	8.125%	09/15/18	1,925	2,064,563
Scientific Games International, Inc., Gtd. Notes	B1	9.250%	06/15/19	2,080	2,277,600
Seminole Indian Tribe of Florida, Notes, 144A	Ba1	7.750%	10/01/17	1,225	1,335,250
Station Casinos, Inc., Sr. Sub. Notes(c)(g)	NR	6.500%	02/01/14	3,650	365
Station Casinos, Inc., Sr. Sub. Notes(c)(g)	NR	6.625%	03/15/18	2,200	220
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A(e)	B2	8.625%	04/15/16	9,250	9,758,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mtge. Bonds, 144A(e)	Ba2	5.375%	03/15/22	850	854,250
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $7,791,787; purchased 07/13/09-05/21/12)(c)(d)(e)	B1	11.375%	07/15/16	7,224	7,675,500

					165,115,804

Healthcare & Pharmaceutical — 9.0%
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875%	11/01/18	6,550	7,467,000
Accellent, Inc., Gtd. Notes	Caa2	10.000%	11/01/17	10,050	8,442,000
Accellent, Inc., Sr. Sec’d. Notes(e)	B1	8.375%	02/01/17	5,850	5,923,125
Alliance Healthcare Services, Inc., Sr. Unsec’d. Notes	B3	8.000%	12/01/16	11,915	8,906,463
Apria Healthcare Group, Inc., Sec’d. Notes(e)	Caa1	12.375%	11/01/14	3,100	2,937,250
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	B1	11.250%	11/01/14	275	284,625
Biomet, Inc., Gtd. Notes	B3	10.000%	10/15/17	1,324	1,414,197
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%	10/15/17	2,850	3,045,937
Capella Healthcare, Inc., Gtd. Notes (original cost $14,756,026; purchased 06/28/10-01/26/12)(c)(d)	B3	9.250%	07/01/17	14,430	14,935,050
CHS/Community Health Systems, Inc., Gtd. Notes(e)	B3	8.000%	11/15/19	18,355	19,548,075
Community Health Systems, Inc., Gtd. Notes(e)	B3	8.875%	07/15/15	4,218	4,328,722
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A (original cost $12,183,250; purchased 12/17/10-09/16/11)(c)(d)	Caa1	10.500%	12/15/18	12,025	12,085,125
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.625%	07/31/19	1,450	1,511,625

SEE NOTES TO FINANCIAL STATEMENTS.

A104

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare & Pharmaceutical (continued)
HCA, Inc., Gtd. Notes(e)	B3	7.500%	02/15/22	$3,250	$3,542,500
HCA, Inc., Gtd. Notes(e)	B3	8.000%	10/01/18	13,750	15,434,375
HCA, Inc., Sr. Sec’d. Notes(e)	Ba3	5.875%	03/15/22	2,150	2,246,750
HCA, Inc., Sr. Sec’d. Notes(e)	Ba3	7.875%	02/15/20	2,050	2,275,500
HCA, Inc., Sr. Unsec’d. Notes(e)	B3	5.750%	03/15/14	3,155	3,300,919
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	11,425	12,139,062
HCA, Inc., Sr. Unsec’d. Notes	B3	6.500%	02/15/16	3,310	3,566,525
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190%	11/15/15	1,706	1,799,830
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	4,365	4,779,675
Healthsouth Corp., Gtd. Notes(e)	B1	7.250%	10/01/18	8,630	9,190,950
Healthsouth Corp., Gtd. Notes(e)	B1	7.750%	09/15/22	2,200	2,359,500
Kindred Healthcare, Inc., Gtd. Notes	B3	8.250%	06/01/19	4,730	4,387,075
Kinetic Concepts, Inc./KCI USA, Inc., Gtd. Notes, 144A	Caa1	12.500%	11/01/19	5,425	4,909,625
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18	2,250	2,373,750
Mylan, Inc., Gtd. Notes, 144A(e)	Ba2	7.625%	07/15/17	4,620	5,082,000
Physiotherapy Associates Holdings, Inc., Sr. Unsec’d. Notes, 144A	B3	11.875%	05/01/19	2,950	2,986,875
PSS World Medical, Inc., Gtd. Notes, 144A	Ba3	6.375%	03/01/22	1,400	1,435,000
Radnet Management, Inc., Gtd. Notes	Caa1	10.375%	04/01/18	2,400	2,400,000
Res-Care, Inc., Gtd. Notes	B-(b)	10.750%	01/15/19	4,950	5,482,125
STHI Holding Corp., Sec’d. Notes, 144A	B2	8.000%	03/15/18	1,225	1,295,437
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $6,934,250; purchased 06/21/07-01/18/11)(c)(d)	Caa1	10.000%	07/15/17	8,200	8,220,500
Tenet Healthcare Corp., Sr. Sec’d. Notes(e)	B1	6.250%	11/01/18	4,775	5,049,563
Valeant Pharmaceuticals International, Gtd. Notes, 144A(e)	B1	6.750%	10/01/17	1,400	1,459,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A(e)	B1	6.875%	12/01/18	12,950	13,387,063
Valeant Pharmaceuticals International, Gtd. Notes, 144A(e)	B1	7.000%	10/01/20	5,825	5,883,250
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Gtd. Notes(e)	B3	7.750%	09/15/18	9,225	9,893,813

					225,710,356

Lodging — 1.1%
Felcor Lodging LP, Sr. Sec’d. Notes(e)	B2	6.750%	06/01/19	3,200	3,276,000
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	3,664	4,176,960
Host Hotels & Resorts LP, Gtd. Notes(e)	Ba1	6.000%	11/01/20	850	922,250
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	8,750	8,881,250
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, 144A(e)	Ba1	5.250%	03/15/22	5,025	5,150,625
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(e)	Ba1	7.250%	03/15/18	3,700	3,996,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(e)	Ba1	11.875%	07/15/15	1,350	1,633,500

					28,036,585

Media & Entertainment — 6.8%
AMC Entertainment, Inc., Gtd. Notes(e)	Caa1	9.750%	12/01/20	13,450	14,526,000
AMC Networks, Inc., Gtd. Notes, 144A	B2	7.750%	07/15/21	7,600	8,379,000
Carmike Cinemas, Inc., Sec’d. Notes, 144A	B2	7.375%	05/15/19	4,000	4,140,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125%	08/01/18	4,125	4,578,750
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A(e)	Caa2	10.500%	01/15/15	4,695	3,568,200
Clear Channel Communications, Inc., Gtd. Notes(e)	Ca	10.750%	08/01/16	2,075	1,307,250
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(e)	Ca	5.500%	12/15/16	2,325	1,156,687
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(e)	Ca	6.875%	06/15/18	625	309,375
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	B3	7.625%	03/15/20	4,000	3,830,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(e)	B3	7.625%	03/15/20	6,700	6,549,250
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(e)	B1	9.250%	12/15/17	2,900	3,153,750
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Ser. B(e)	B1	9.250%	12/15/17	8,050	8,774,500
Entercom Radio LLC, Gtd. Notes	Caa1	10.500%	12/01/19	4,525	4,864,375
Intelsat (Luxembourg) SA (Luxembourg), Gtd. Notes(e)	Caa3	11.250%	02/04/17	3,450	3,553,500
Intelsat (Luxembourg) SA (Luxembourg), Gtd. Notes, PIK, 144A	Caa3	11.500%	02/04/17	16,075	16,597,437
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(e)	B3	7.250%	04/01/19	1,650	1,732,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A(e)	B3	7.250%	10/15/20	5,125	5,381,250

SEE NOTES TO FINANCIAL STATEMENTS.

A105

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Media & Entertainment (continued)
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(e)	B3	7.500%	04/01/21	$1,875	$1,982,813
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	8.500%	11/01/19	375	415,312
Lamar Media Corp., Gtd. Notes	Ba3	9.750%	04/01/14	9,075	10,164,000
Lin Television Corp., Gtd. Notes	Caa1	8.375%	04/15/18	2,875	2,939,688
McClatchy Co. (The), Sr. Sec’d. Notes(e)	B1	11.500%	02/15/17	3,650	3,786,875
Morris Publishing Group LLC, Sec’d. Notes	NR	10.000%	09/01/14	227	225,496
National CineMedia LLC, Sr. Sec’d. Notes, 144A	Ba2	6.000%	04/15/22	4,350	4,426,125
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(e)	B2	7.750%	10/15/18	3,425	3,793,188
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	6,553	7,503,185
Salem Communications Corp., Sec’d. Notes	B2	9.625%	12/15/16	3,261	3,599,329
Sinclair Television Group, Inc., Sec’d. Notes, 144A	B1	9.250%	11/01/17	5,200	5,746,000
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	4,375	4,910,937
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000%	05/15/17	4,800	4,884,000
Universal City Development Partners Ltd./UCDP Finance, Inc., Gtd. Notes	Baa2	8.875%	11/15/15	126	135,012
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(e)	B2	6.875%	05/15/19	2,540	2,616,200
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500%	05/01/19	2,000	2,100,000
WMG Acquisition Corp., Gtd. Notes(e)	B3	11.500%	10/01/18	5,325	5,884,125
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.500%	06/15/16	1,850	2,016,500
WMG Acquisition Corp., Sr. Sec’d. Notes(e)	Ba2	9.500%	06/15/16	9,875	10,763,750

					170,294,359

Metals — 3.7%
AK Steel Corp., Gtd. Notes(e)	B2	7.625%	05/15/20	700	591,500
Arch Coal, Inc., Gtd. Notes(e)	B3	7.000%	06/15/19	2,950	2,492,750
Arch Coal, Inc., Gtd. Notes(e)	B3	7.250%	06/15/21	850	711,875
Consol Energy, Inc., Gtd. Notes	B1	8.000%	04/01/17	1,575	1,634,062
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	Ba3	6.375%	02/01/16	2,200	2,227,500
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	Ba3	6.875%	02/01/18	2,275	2,297,750
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	Ba3	7.000%	11/01/15	4,700	4,794,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	Ba3	8.250%	11/01/19	8,100	8,586,000
Inmet Mining Corp. (Canada), Sr. Notes, 144A(e)	B1	8.750%	06/01/20	14,525	14,379,750
JMC Steel Group, Sr. Notes, 144A (original cost $6,300,000; purchased 03/04/11)(c)(d)(e)	B3	8.250%	03/15/18	6,300	6,252,750
Kaiser Aluminum Corp., Gtd. Notes, 144A	Ba3	8.250%	06/01/20	5,000	5,100,000
Metals USA, Inc., Sr. Sec’d. Notes	B2	11.125%	12/01/15	7,440	7,746,900
Novelis, Inc. (Canada), Gtd. Notes(e)	B2	8.750%	12/15/20	7,487	8,067,243
Optima Specialty Steel, Inc., Sr. Sec’d. Notes, 144A(e)	B2	12.500%	12/15/16	4,885	5,043,762
Peabody Energy Corp., Gtd. Notes, 144A(e)	Ba1	6.000%	11/15/18	7,000	6,965,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Gtd. Notes(e)	B2	8.250%	04/15/18	1,475	1,489,750
Rain CII Carbon LLC and CII Carbon Corp., Sec’d. Notes, 144A (original cost $4,789,250; purchased 11/23/10-02/16/12)(c)(d)	B1	8.000%	12/01/18	4,700	4,747,000
Thompson Creek Metals Co., Inc. (Canada), Gtd. Notes	Caa2	7.375%	06/01/18	1,650	1,324,125
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa2	10.750%	02/01/18	5,600	4,998,000
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes, 144A	Caa2	10.750%	02/01/18	2,325	2,075,063

					91,524,780

Non-Captive Finance — 3.9%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%	02/01/19	3,800	3,348,750
Ally Financial, Inc., Gtd. Notes(e)	B1	5.500%	02/15/17	3,150	3,199,584
Ally Financial, Inc., Gtd. Notes(e)	B1	8.000%	03/15/20	3,200	3,680,000
Ally Financial, Inc., Gtd. Notes	B1	8.300%	02/12/15	450	490,500
Ally Financial, Inc., Sr. Unsec’d. Notes	B1	7.500%	12/31/13	2,100	2,226,000
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN(e)	Caa1	5.375%	10/01/12	8,225	8,153,031
American General Finance Corp., Sr. Unsec’d. Notes, Ser. I, MTN	Caa1	5.400%	12/01/15	3,790	3,155,175
CIT Group, Inc., Gtd. Notes, 144A(e)	B1	7.000%	05/02/16	15,543	15,581,857
CIT Group, Inc., Gtd. Notes, 144A(e)	B1	7.000%	05/02/17	5,596	5,606,377

SEE NOTES TO FINANCIAL STATEMENTS.

A106

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Captive Finance (continued)
CIT Group, Inc., Sr. Unsec’d. Notes(e)	B1	5.250%	03/15/18	$11,100	$11,460,750
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A(e)	B3	9.375%	05/15/20	3,225	3,305,625
Community Choice Financial, Inc., Sr. Sec’d. Notes, 144A	B3	10.750%	05/01/19	2,890	2,861,100
GMAC, Inc., Gtd. Notes	B1	6.875%	08/28/12	4,925	4,948,818
GMAC, Inc., Gtd. Notes, Ser. 8(e)	B1	6.750%	12/01/14	5,400	5,683,500
HSBC Finance Capital Trust IX, Ltd. Gtd. Notes(a)	Baa2	5.911%	11/30/35	100	93,875
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500%	09/01/14	3,125	3,296,875
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.750%	09/01/16	175	188,125
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(e)	Ba2	7.125%	09/01/18	525	578,813
International Lease Finance Corp., Sr. Unsec’d. Notes(e)	Ba3	6.250%	05/15/19	2,120	2,159,750
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Ba3	6.375%	03/25/13	4,125	4,212,656
International Lease Finance Corp., Sr. Unsec’d. Notes(e)	Ba3	8.625%	09/15/15	810	895,050
International Lease Finance Corp., Sr. Unsec’d. Notes(e)	Ba3	8.750%	03/15/17	2,000	2,245,000
Jet Equipment Trust, Sr. Unsec’d. Notes, Ser. 95-B, 144A(c)(g)	NR	7.630%	08/15/12	11	8
KKR Group Finance Co., Gtd. Notes, 144A	A-(b)	6.375%	09/29/20	1,000	1,084,056
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(e)	Caa1	5.850%	06/01/13	1,287	1,235,520
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(e)	Caa1	6.900%	12/15/17	8,400	6,704,208

					96,395,003

Packaging — 2.6%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A (original cost $5,537,188; purchased 09/30/10-10/01/10)(c)(d)(e)	B3	9.125%	10/15/20	5,450	5,777,000
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A (original cost $3,814,150; purchased 06/11/12-06/13/12)(c)(d)(e)	Ba3	7.375%	10/15/17	3,620	3,846,250
Berry Plastics Corp., Sec’d. Notes(a)	Caa1	4.343%	09/15/14	2,025	1,984,500
Berry Plastics Corp., Sec’d. Notes(e)	Caa1	9.750%	01/15/21	4,875	5,301,563
Bway Holding Co., Gtd. Notes	B3	10.000%	06/15/18	1,000	1,100,000
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK	Caa1	10.125%	11/01/15	5,253	5,331,703
Exopack Holding Corp., Gtd. Notes(e)	Caa2	10.000%	06/01/18	2,955	2,962,387
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	4,970	5,392,450
Plastipak Holdings, Inc., Gtd. Notes, 144A (original cost $3,201,500; purchased 03/31/10-05/21/10)(c)(d)	B3	8.500%	12/15/15	3,175	3,278,188
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $2,089,926; purchased 07/23/09-03/22/12)(c)(d)	B3	10.625%	08/15/19	2,125	2,409,219
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes, 144A	Caa1	8.500%	02/15/21	4,450	4,227,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	Ba3	6.875%	02/15/21	1,575	1,638,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	Ba3	7.750%	10/15/16	6,175	6,499,187
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A(e)	Ba3	7.875%	08/15/19	1,500	1,623,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Unsec’d. Notes, 144A(e)	Caa1	9.875%	08/15/19	3,150	3,268,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Unsec’d. Notes, 144A(e)	Caa1	9.875%	08/15/19	6,525	6,769,687
Sealed Air Corp., Gtd. Notes, 144A(e)	B1	8.375%	09/15/21	2,300	2,599,000

					64,008,509

Paper — 0.8%
Domtar Corp., Gtd. Notes	Baa3	10.750%	06/01/17	1,125	1,445,584
Graphic Packaging International, Inc., Gtd. Notes	B2	7.875%	10/01/18	1,375	1,512,500
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500%	06/15/17	6,201	6,821,100
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $2,736,155; purchased 05/17/11-09/22/11)(c)(d)(e)	B2	8.000%	06/01/16	2,760	2,760,000
Sappi Papier Holding GmbH (Austria), Sr. Sec’d. Notes, 144A	Ba2	8.375%	07/15/19	5,575	5,581,969
Verso Paper Holdings LLC/Verso Paper, Inc., Sec’d. Notes(e)	B3	8.750%	02/01/19	1,850	730,750

					18,851,903

SEE NOTES TO FINANCIAL STATEMENTS.

A107

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Pipelines & Other — 1.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes(e)	Ba2	7.000%	05/20/22	$1,900	$1,957,000
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(e)	Ba3	6.500%	05/20/21	1,240	1,246,200
Energy Transfer Equity LP, Sr. Sec’d. Notes(e)	Ba2	7.500%	10/15/20	4,300	4,719,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B3	8.625%	06/15/20	3,659	3,256,510
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.500%	08/15/21	3,515	3,664,388
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(e)	Ba3	6.375%	08/01/22	2,025	2,019,937
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	6.875%	02/01/21	7,000	7,280,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	7.875%	10/15/18	4,350	4,698,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	8.250%	07/01/16	4,625	4,810,000

					33,651,285

Real Estate Investment Trusts — 1.1%
AVIV Healthcare Properties LP/AVIV Healthcare Capital Corp., Gtd. Notes	B1	7.750%	02/15/19	10,775	11,098,250
CNL Lifestyle Properties, Inc., Gtd. Notes	Ba3	7.250%	04/15/19	3,575	3,289,000
Kennedy-Wilson, Inc., Gtd. Notes	B1	8.750%	04/01/19	1,325	1,364,750
Omega Healthcare Investors, Inc., Gtd. Notes(e)	Ba2	6.750%	10/15/22	475	507,062
Omega Healthcare Investors, Inc., Gtd. Notes	Ba2	7.500%	02/15/20	825	899,250
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	04/15/20	1,875	2,032,594
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	12/15/21	7,250	7,883,208

					27,074,114

Retailers — 1.4%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(e)	Caa1	9.250%	08/01/19	4,000	4,340,000
Ltd. Brands, Inc., Gtd. Notes(e)	Ba1	5.625%	02/15/22	1,375	1,416,250
Pantry, Inc., Gtd. Notes(e)	Caa1	7.750%	02/15/14	11,550	11,550,000
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%	04/15/17	3,510	3,728,655
QVC, Inc., Sr. Sec’d. Notes, 144A(e)	Ba2	7.375%	10/15/20	1,525	1,688,938
Rite Aid Corp., Sec’d. Notes(e)	Caa1	7.500%	03/01/17	1,465	1,494,300
Rite Aid Corp., Sec’d. Notes	Caa1	10.375%	07/15/16	355	375,634
Rite Aid Corp., Sr. Sec’d. Notes	B2	9.750%	06/12/16	2,000	2,205,000
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	5,496	5,976,900
Toys “R” Us, Inc., Sr. Unsec’d. Notes(e)	B3	7.875%	04/15/13	1,500	1,530,000
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500%	12/01/17	1,831	1,906,529

					36,212,206

Technology — 9.7%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(e)	Ba3	7.750%	08/01/20	1,500	1,650,000
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	360	390,600
Anixter, Inc., Gtd. Notes	Ba3	5.950%	03/01/15	2,500	2,600,000
Avaya, Inc., Gtd. Notes(e)	Caa2	9.750%	11/01/15	9,400	7,778,500
Avaya, Inc., Gtd. Notes, PIK(e)	Caa2	10.125%	11/01/15	13,095	10,868,850
CDW LLC/CDW Finance Corp., Gtd. Notes(e)	B3	8.500%	04/01/19	12,950	13,791,750
CDW LLC/CDW Finance Corp., Gtd. Notes(e)	Caa1	12.535%	10/12/17	15,280	16,578,800
Ceridian Corp., Gtd. Notes	Caa2	11.250%	11/15/15	9,000	8,640,000
Ceridian Corp., Sr. Sec’d. Notes, 144A	B1	8.875%	07/15/19	4,025	4,155,813
Commscope, Inc., Gtd. Notes, 144A (original cost $17,125,619; purchased 01/11/11-06/04/12)(c)(d)(e)	B3	8.250%	01/15/19	17,185	18,173,138
CoreLogic, Inc., Gtd. Notes, 144A	Ba3	7.250%	06/01/21	2,825	2,895,625
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500%	12/15/17	3,950	4,345,000
First Data Corp., Gtd. Notes, PIK(e)	Caa1	10.550%	09/24/15	4,000	4,090,000
First Data Corp., Gtd. Notes(e)	Caa1	12.625%	01/15/21	10,432	10,445,040

SEE NOTES TO FINANCIAL STATEMENTS.

A108

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Technology (continued)
Freescale Semiconductor, Inc., Gtd. Notes(e)	Caa1	8.050%	02/01/20	$11,710	$11,563,625
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(e)	B1	9.250%	04/15/18	7,225	7,730,750
Interactive Data Corp., Gtd. Notes(e)	Caa1	10.250%	08/01/18	8,125	9,039,062
Iron Mountain, Inc., Gtd. Notes(e)	B1	7.750%	10/01/19	2,375	2,565,000
Lender Processing Services, Inc., Gtd. Notes(e)	Ba2	8.125%	07/01/16	1,936	2,018,280
Nortel Networks Ltd. (Canada), Gtd. Notes(g)	NR	10.125%	07/15/13	3,050	3,377,875
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B3	9.750%	08/01/18	9,325	10,630,500
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(b)	10.000%	07/15/13	5,000	5,375,000
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750%	12/15/18	3,500	3,871,875
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800%	10/01/16	2,000	2,222,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,505	2,780,550
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(e)	B2	6.500%	05/15/19	4,625	4,775,312
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A(e)	Caa1	9.750%	01/15/19	11,540	12,261,250
Spansion LLC, Gtd. Notes	B3	7.875%	11/15/17	2,175	2,088,000
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	1,400	1,498,000
SunGard Data Systems, Inc., Gtd. Notes(e)	Caa1	10.250%	08/15/15	15,450	15,874,875
Syniverse Holdings, Inc., Gtd. Notes (original cost $4,931,038; purchased 12/22/10-01/07/11)(c)(d)(e)	Caa1	9.125%	01/15/19	4,830	5,240,550
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	9.625%	06/15/18	8,550	9,234,000
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(e)	B3	11.375%	06/15/18	15,075	17,731,969
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750%	10/15/14	1,929	2,102,610
Unisys Corp., Sr. Unsec’d. Notes	B2	12.500%	01/15/16	4,546	4,818,760

					243,203,459

Telecommunications — 4.2%
Brightstar Corp., Gtd. Notes, 144A (original cost $6,940,850; purchased 11/23/10-06/13/12)(c)(d)	B1	9.500%	12/01/16	6,845	7,016,125
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	B3	12.000%	12/01/15	12,480	11,356,800
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(e)	B3	12.000%	12/01/15	5,475	4,954,875
Eileme 2 AB (Sweden), Gtd. Notes, 144A	B3	11.625%	01/31/20	6,315	6,488,662
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14	8	8,760
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	8.250%	04/15/17	175	188,125
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	8.750%	04/15/22	4,400	4,620,000
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	9.250%	07/01/21	1,850	1,988,750
Level 3 Financing, Inc., Gtd. Notes	B3	8.125%	07/01/19	1,275	1,308,469
Level 3 Financing, Inc., Gtd. Notes	B3	8.625%	07/15/20	2,250	2,362,500
Level 3 Financing, Inc., Gtd. Notes	B3	9.375%	04/01/19	500	540,000
MetroPCS Wireless, Inc., Gtd. Notes(e)	B2	6.625%	11/15/20	350	344,750
MetroPCS Wireless, Inc., Gtd. Notes(e)	B2	7.875%	09/01/18	4,350	4,513,125
Nextel Communications, Inc., Gtd. Notes, Ser. E	B+(b)	6.875%	10/31/13	800	803,000
NII Capital Corp., Gtd. Notes	B2	7.625%	04/01/21	4,858	4,165,735
Northwestern Bell Telephone, Sr. Unsec’d. Notes(e)	Baa3	7.750%	05/01/30	750	797,963
Qwest Communications International, Inc., Gtd. Notes(e)	Baa3	7.125%	04/01/18	1,450	1,529,750
SBA Telecommunications, Inc., Gtd. Notes	B1	8.000%	08/15/16	857	912,705
SBA Telecommunications, Inc., Gtd. Notes	B1	8.250%	08/15/19	1,067	1,168,365
Sprint Capital Corp., Gtd. Notes	B3	6.875%	11/15/28	1,500	1,207,500
Sprint Capital Corp., Gtd. Notes(e)	B3	6.900%	05/01/19	5,925	5,569,500
Sprint Nextel Corp., Gtd. Notes, 144A(e)	Ba3	7.000%	03/01/20	4,225	4,394,000
Sprint Nextel Corp., Gtd. Notes, 144A(e)	Ba3	9.000%	11/15/18	1,575	1,760,062
Sprint Nextel Corp., Sr. Unsec’d. Notes(e)	B3	6.000%	12/01/16	1,645	1,575,088
Sprint Nextel Corp., Sr. Unsec’d. Notes, 144A(e)	B3	9.125%	03/01/17	3,400	3,570,000
Wind Acquisition Finance SA (Luxembourg), Gtd. Notes, 144A(e)	B3	11.750%	07/15/17	10,110	8,163,825
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	Ba3	7.250%	02/15/18	4,400	3,850,000
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A	Caa1	12.250%	07/15/17	7,972	5,460,824
Windstream Corp., Gtd. Notes(e)	Ba3	7.000%	03/15/19	850	871,250

SEE NOTES TO FINANCIAL STATEMENTS.

A109

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Telecommunications (continued)
Windstream Corp., Gtd. Notes(e)	Ba3	7.500%	06/01/22	$4,675	$4,815,250
Windstream Corp., Gtd. Notes	Ba3	7.500%	04/01/23	5,275	5,406,875
Windstream Corp., Gtd. Notes(e)	Ba3	7.750%	10/15/20	2,525	2,676,500
Windstream Corp., Gtd. Notes(e)	Ba3	7.875%	11/01/17	1,640	1,787,600

					106,176,733

TOTAL CORPORATE BONDS (cost $2,186,420,508)					2,243,277,577

				Shares
COMMON STOCKS — 0.1%
Cable
Adelphia Recovery Trust*(c)				500,000	500

Electric
GenOn Energy, Inc.*				6,350	10,859

Media & Entertainment
Dex One Corp.*(e)				182,429	170,571
Virgin Media, Inc.(e)				8,521	207,827

					378,398

Pipelines & Other
SemGroup Corp. (Class A Stock)*				3,493	111,531

Technology — 0.1%
Xerox Corp.				137,561	1,082,605

Telecommunications
Netia SA (Poland)*				238,168	423,613

TOTAL COMMON STOCKS (cost $27,553,962)					2,007,506

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 09/25/00)*(c)(d)				3,000	90,000

Cable Adelphia Communications Corp., PIK, 13.000%*(c)
				5,000	5

TOTAL PREFERRED STOCKS (cost $4,765)					90,005

			Expiration Date	Units
WARRANTS
Media & Entertainment
MediaNews Group, Inc. (cost $0; purchased 06/30/11)*(c)(d)			03/19/17	5,557	56

Pipelines & Other
SemGroup Corp.*			11/30/14	3,676	27,055

Telecommunications
Hawaiian Telcom Holdco, Inc.*			10/28/15	19,187	153,496

TOTAL WARRANTS (cost $320,316)					180,607

TOTAL LONG-TERM INVESTMENTS (cost $2,290,387,887)					2,320,899,870

SEE NOTES TO FINANCIAL STATEMENTS.

A110

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

SHORT-TERM INVESTMENTS — 33.0%	Shares	Value (Note 2)

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (Note 4)(h)	517,151	$4,649,189
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund
(cost $819,972,790; includes $647,455,592 of cash collateral received for securities on loan) (Note 4) (h)(i)	819,972,790	819,972,790

TOTAL SHORT-TERM INVESTMENTS (cost $824,885,623)		824,621,979

TOTAL INVESTMENTS — 125.8% (cost $3,115,273,510)		3,145,521,849
LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (25.8)%		(645,215,215)

NET ASSETS — 100.0%		$2,500,306,634

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Based Security
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
ULC	Unlimited Liability Corporation

†	The ratings reflected are as of June 30, 2012. Ratings of certain bonds may have changed subsequent to that date.

#	Principle amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2012.

(b)	Standard & Poor’s Rating.

(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of such securities is $159,826,875. The aggregate value of $162,962,037 is approximately 6.5% of net assets.

(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $630,256,977; cash collateral of $647,455,592 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(f)	Amount is actual; not rounded to thousands.

(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(h)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at June 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)	Implied Credit Spread at June 30, 2012(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(1):
NRG Energy, Inc.	03/20/16	7.250%	$3,150	4.635%	$(52,617)	$—	$(52,617)	Goldman Sachs International

SEE NOTES TO FINANCIAL STATEMENTS.

A111

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Credit default swap agreements outstanding at June 30, 2012 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)	Fair Value(2)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.18.V1	06/20/17	5.000%	$34,650	$(1,174,995)	$(1,046,719)	$(128,276)	Barclay Bank PLC
CDX.NA.HY.18.V1	06/20/17	5.000%	13,860	(469,998)	(1,099,175)	629,177	JPMorgan Chase Bank
CDX.NA.HY.18.V1	06/20/17	5.000%	12,870	(436,427)	(1,020,662)	584,235	Morgan Stanley Capital Services
CDX.NA.HY.18.V1	06/20/17	5.000%	39,600	(1,342,852)	(2,719,750)	1,376,898	Goldman Sachs International

				$(3,424,272)	$(5,886,306)	$2,462,034

The Portfolio entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$445,252	$11,180,000
Residential Mortgage-Backed Securities	—	816,672	—
Bank Loans	—	51,451,289	9,002,760
Collateralized Mortgage Obligations	—	2,448,202	—
Corporate Bonds	—	2,243,275,159	2,418
Common Stocks	1,583,393	423,613	500
Preferred Stocks	—	—	90,005
Warrants	153,496	27,055	56
Affiliated Mutual Funds	824,621,979	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	2,409,417	—

Total	$826,358,868	$2,301,296,659	$20,275,739

SEE NOTES TO FINANCIAL STATEMENTS.

A112

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 12/31/11	$433,607	$—	$74,580	$500	$75,005	$56
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)**	(1,808)	62,210	(25,248)	—	15,000	—
Purchases	11,181,808	—	—	—	—	—
Sales	—	(43,671)	(96,205)	—	—	—
Accrued discount/premium	—	54,033	49,291	—	—	—
Transfers into Level 3	—	8,930,188	—	—	—	—
Transfers out of Level 3	(433,607)	—	—	—	—	—

Balance as of 06/30/12	$11,180,000	$9,002,760	$2,418	$500	$90,005	$56

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(35,913) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one non-residential mortgage-backed security transferred from Level 3 into Level 2 as a result of no longer using a single broker quote and one bank loan transferred into Level 3 as a result of using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 were as follows:

Affiliated Mutual Funds (including 25.9% of collateral received for securities on loan)	33.0%
Technology	11.2
Healthcare & Pharmaceutical	9.0
Gaming	6.8
Media & Entertainment	6.8
Capital Goods	6.5
Foods	5.2
Energy – Other	5.1
Cable	4.9
Telecommunications	4.2
Electric	4.0
Chemicals	3.9
Non-Captive Finance	3.9
Metals	3.7
Packaging	2.6

Consumer	2.2%
Aerospace & Defense	2.0
Automotive	1.9
Pipelines & Other	1.5
Banking	1.4
Retailers	1.4
Lodging	1.1
Real Estate Investment Trusts	1.1
Building Materials & Construction	1.0
Paper	0.8
Non-Residential Mortgage-Backed Securities	0.5
Collateralized Mortgage Obligations	0.1

125.8
Liabilities in excess of other assets	(25.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A113

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	—	$—	Premiums received for swap agreements	$5,886,306
Credit contracts	Unrealized appreciation on swap agreements	2,590,310	Unrealized depreciation on swap agreements	180,893
Equity contracts	Unaffiliated investments	180,607	—	—

Total		$2,770,917		$6,067,199

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$2,761,078

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps	Warrants	Total
Credit contracts	$596,043	$—	$596,043
Equity contracts	—	113,212	113,212

Total	$596,043	$113,212	$709,255

For the six months ended June 30, 2012, the Portfolio’s average notional amount for credit default swaps as writer was $61,993,000.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

HIGH YIELD BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $630,256,977:
Unaffiliated investments (cost 2,290,387,887)	$2,320,899,870
Affiliated investments (cost $824,885,623)	824,621,979
Cash	6,908,332
Dividends and interest receivable	45,656,582
Receivable for investments sold	16,929,727
Unrealized appreciation on swap agreements	2,590,310
Prepaid expenses	3,682
Receivable for Series shares sold	173

Total Assets	3,217,610,655

LIABILITIES
Collateral for securities on loan	647,455,592
Payable for investments purchased	60,640,655
Premiums received for swap agreements	5,886,306
Payable for Series shares repurchased	1,857,587
Management fee payable	1,108,099
Unrealized depreciation on swap agreements	180,893
Accrued expenses and other liabilities	170,037
Deferred trustees’ fees	3,926
Affiliated transfer agent fee payable	926

Total Liabilities	717,304,021

NET ASSETS	$2,500,306,634

Net assets were comprised of:
Paid-in capital	$2,753,217,080
Retained earnings	(252,910,446)

Net assets, June 30, 2012	$2,500,306,634

Net asset value and redemption price per share, $2,500,306,634 / 493,230,991 outstanding shares of beneficial interest	$5.07

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Interest	$89,636,986
Affiliated income from securities loaned, net	739,199
Affiliated dividend income	181,616
Unaffiliated dividend income	12,374

90,570,175

EXPENSES
Management fee	6,386,842
Custodian’s fees and expenses	132,000
Shareholders’ reports	66,000
Trustees’ fees	16,000
Audit fee	15,000
Insurance expenses	11,000
Legal fees and expenses	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	10,157

Total expenses	6,652,999

NET INVESTMENT INCOME	83,917,176

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	11,453,347
Swap agreement transactions	2,761,078

14,214,425

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $66,984)	44,985,614
Swap agreements	596,043

45,581,657

NET GAIN ON INVESTMENTS	59,796,082

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$143,713,258

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$83,917,176	$162,933,632
Net realized gain on investment transactions	14,214,425	41,350,354
Net change in unrealized appreciation (depreciation) on investments	45,581,657	(96,047,509)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	143,713,258	108,236,477

DISTRIBUTIONS	(84,181,984)	(162,232,130)

SERIES SHARE TRANSACTIONS:
Series shares sold [47,474,256 and 4,310,527 shares, respectively]	241,495,262	21,838,181
Series shares issued in reinvestment of distributions [16,772,213 and 32,541,377 shares, respectively]	84,181,984	162,232,130
Series shares repurchased [8,535,227 and 22,320,117 shares, respectively]	(43,301,585)	(112,834,788)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	282,375,661	71,235,523

TOTAL INCREASE IN NET ASSETS	341,906,935	17,239,870
NET ASSETS:
Beginning of period	2,158,399,699	2,141,159,829

End of period	$2,500,306,634	$2,158,399,699

SEE NOTES TO FINANCIAL STATEMENTS.

A115

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 5.4%
Boeing Co. (The)	293,838	$21,832,163
Precision Castparts Corp.	172,554	28,383,408
United Technologies Corp.	225,538	17,034,885

		67,250,456

Auto Components — 0.8%
BorgWarner, Inc.*(a)	142,737	9,362,120

Automobiles — 1.2%
Harley-Davidson, Inc.(a)	322,494	14,747,651

Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc.*(a)	178,482	17,723,263
Biogen Idec, Inc.*	71,033	10,255,744
Vertex Pharmaceuticals, Inc.*	326,661	18,266,883

		46,245,890

Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	257,015	24,637,458

Chemicals — 1.7%
Monsanto Co.	251,858	20,848,805

Communications Equipment — 1.1%
QUALCOMM, Inc.	248,753	13,850,567

Computers & Peripherals — 9.9%
Apple, Inc.*	150,567	87,931,128
EMC Corp.*	1,091,041	27,963,381
NetApp, Inc.*(a)	248,205	7,897,883

		123,792,392

Consumer Finance — 1.3%
American Express Co.	280,604	16,333,959

Diversified Financial Services — 0.6%
JPMorgan Chase & Co.	192,119	6,864,412

Electrical Equipment — 0.5%
Roper Industries, Inc.	65,734	6,480,058

Energy Equipment & Services — 1.1%
National Oilwell Varco, Inc.	214,035	13,792,415

Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	236,729	22,489,255
Whole Foods Market, Inc.	240,279	22,903,394

		45,392,649

Food Products — 1.1%
Mead Johnson Nutrition Co.(a)	168,481	13,564,405

Healthcare Providers & Services — 3.2%
Express Scripts Holding Co.*	350,628	19,575,561
UnitedHealth Group, Inc.	349,169	20,426,387

		40,001,948

Hotels, Restaurants & Leisure — 5.6%
Chipotle Mexican Grill, Inc.*(a)	51,020	19,385,049
Dunkin’ Brands Group, Inc.(a)	351,686	12,076,897
Starbucks Corp.	486,711	25,951,430
Yum! Brands, Inc.(a)	193,118	12,440,662

		69,854,038

Internet & Catalog Retail — 5.0%
Amazon.com, Inc.*	177,031	40,425,029

COMMON STOCKS (continued)	Shares	Value (Note 2)

Internet & Catalog Retail (continued)
priceline.com, Inc.*(a)	32,309	$21,469,977

		61,895,006

Internet Software & Services — 7.4%
Baidu, Inc. (China), ADR*	172,840	19,873,143
Facebook, Inc. (Class A Stock)*(a)	272,233	8,471,891
Google, Inc. (Class A Stock)*	47,339	27,459,934
LinkedIn Corp. (Class A Stock)*(a)	169,724	18,036,569
Rackspace Hosting, Inc.*(a)	165,347	7,265,347
Tencent Holdings Ltd. (China)	339,393	10,022,712
Youku, Inc. (China), ADR*(a)	57,236	1,240,877

		92,370,473

IT Services — 7.0%
International Business Machines Corp.	125,041	24,455,519
Mastercard, Inc. (Class A Stock)	89,927	38,678,502
Teradata Corp.*	49,846	3,589,410
Visa, Inc. (Class A Stock)	165,304	20,436,534

		87,159,965

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	397,425	15,594,957
Illumina, Inc.*(a)	175,697	7,096,402

		22,691,359

Media — 1.5%
Walt Disney Co. (The)(a)	395,866	19,199,501

Multiline Retail — 0.3%
Family Dollar Stores, Inc.	52,205	3,470,588

Oil, Gas & Consumable Fuels — 2.5%
Concho Resources, Inc.*	184,947	15,742,689
Occidental Petroleum Corp.	178,808	15,336,362

		31,079,051

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	327,390	17,718,347

Pharmaceuticals — 6.3%
Allergan, Inc.	203,860	18,871,320
Bristol-Myers Squibb Co.	399,544	14,363,607
NOVO Nordisk A/S (Denmark), ADR	183,718	26,701,574
Perrigo Co.	3,376	398,132
Shire PLC (Ireland), ADR	215,342	18,603,395

		78,938,028

Real Estate Investment Trusts — 1.7%
American Tower Corp.	297,959	20,830,314

Road & Rail — 1.5%
Union Pacific Corp.	156,966	18,727,613

Semiconductors & Semiconductor Equipment — 2.7%
Altera Corp.	278,829	9,435,573
ARM Holdings PLC (United Kingdom), ADR(a)	253,002	6,018,918
Avago Technologies Ltd.	321,382	11,537,614
Broadcom Corp. (Class A Stock)	203,234	6,869,309

		33,861,414

Software — 5.7%
Intuit, Inc.	152,687	9,061,973

SEE NOTES TO FINANCIAL STATEMENTS.

A116

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software (continued)
Red Hat, Inc.*	332,541	$18,781,916
Salesforce.com, Inc.*(a)	156,071	21,578,377
Splunk, Inc.*(a)	34,000	955,400
VMware, Inc. (Class A Stock)*	222,958	20,298,096

		70,675,762

Specialty Retail — 3.0%
Inditex SA (Spain)	215,941	22,320,839
TJX Cos., Inc.	354,749	15,229,374

		37,550,213

Textiles, Apparel & Luxury Goods — 6.3%
Burberry Group PLC (United Kingdom)	573,093	11,932,223
Coach, Inc.	215,774	12,618,463
Lululemon Athletica, Inc.*(a)	247,235	14,742,623
NIKE, Inc. (Class B Stock)	251,570	22,082,815
Ralph Lauren Corp.	125,483	17,575,149

		78,951,273

Wireless Telecommunication Services — 0.7%
Crown Castle International Corp.*	144,861	8,497,546

TOTAL LONG-TERM INVESTMENTS (cost $809,237,571)		1,216,635,676

SHORT-TERM INVESTMENT — 11.6%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $143,739,275; includes $122,432,490 of cash collateral received for securities on loan)(Note 4)(b)(c)	143,739,275	143,739,275

TOTAL INVESTMENTS — 109.3% (cost $952,976,846)		1,360,374,951
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(115,214,840)

NET ASSETS — 100.0%		$1,245,160,111

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $122,698,129; cash collateral of $122,432,490 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,172,359,902	$44,275,774	$—
Affiliated Money Market Mutual Fund	143,739,275	—	—

Total	$1,316,099,177	$44,275,774	$—

Fair value of Level 2 investments at December 31, 2011 was $0. An amount of $24,391,725 was transferred into Level 2 from Level 1 at June 30, 2012 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A117

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (including 9.8% of collateral received for securities on loan)	11.6%
Computers & Peripherals	9.9
Internet Software & Services	7.4
IT Services	7.0
Pharmaceuticals	6.3
Textiles, Apparel & Luxury Goods	6.3
Software	5.7
Hotels, Restaurants & Leisure	5.6
Aerospace & Defense	5.4
Internet & Catalog Retail	5.0
Biotechnology	3.7
Food & Staples Retailing	3.7
Healthcare Providers & Services	3.2
Specialty Retail	3.0
Semiconductors & Semiconductor Equipment	2.7
Oil, Gas & Consumable Fuels	2.5
Capital Markets	2.0
Life Sciences Tools & Services	1.8
Chemicals	1.7
Real Estate Investment Trusts	1.7
Media	1.5
Road & Rail	1.5
Personal Products	1.4
Consumer Finance	1.3
Automobiles	1.2
Communications Equipment	1.1
Energy Equipment & Services	1.1
Food Products	1.1
Auto Components	0.8
Wireless Telecommunication Services	0.7
Diversified Financial Services	0.6
Electrical Equipment	0.5
Multiline Retail	0.3

109.3
Liabilities in excess of other assets	(9.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A118

JENNISON PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $122,698,129:
Unaffiliated investments (cost $809,237,571)	$1,216,635,676
Affiliated investments (cost $143,739,275)	143,739,275
Cash	18,872
Receivable for investments sold	14,447,870
Dividends and interest receivable	642,247
Foreign tax reclaim receivable	106,081
Receivable for Series shares sold	75,299
Prepaid expenses	1,139

Total Assets	1,375,666,459

LIABILITIES
Collateral for securities on loan	122,432,490
Payable for investments purchased	6,267,360
Payable for Series shares repurchased	1,022,469
Management fee payable	605,362
Accrued expenses and other liabilities	165,446
Distribution fee payable	6,967
Administration fee payable	4,180
Deferred trustees’ fees	1,148
Affiliated transfer agent fee payable	926

Total Liabilities	130,506,348

NET ASSETS	$1,245,160,111

Net assets were comprised of:
Paid-in capital	$1,474,984,476
Retained earnings	(229,824,365)

Net assets, June 30, 2012	$1,245,160,111

Class I:
Net asset value and redemption price per share, $1,210,608,158 / 46,855,099 outstanding shares of beneficial interest	$25.84

Class II:
Net asset value and redemption price per share, $34,551,953 / 1,359,152 outstanding shares of beneficial interest	$25.42

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $150,989)	$5,283,912
Affiliated income from securities loaned, net	113,270
Affiliated dividend income	9,818

5,407,000

EXPENSES
Management fee	3,819,260
Distribution fee—Class II	44,475
Administration fee—Class II	26,685
Shareholders’ reports	92,000
Custodian’s fees and expenses	70,000
Trustees’ fees	11,000
Audit fee	10,000
Insurance expenses	7,000
Legal fees and expenses	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 8)	77
Miscellaneous	7,995

Total expenses	4,102,492

NET INVESTMENT INCOME	1,304,508

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	49,849,752
Foreign currency transactions	(42,641)

49,807,111

Net change in unrealized appreciation (depreciation) on:
Investments	79,581,339
Foreign currencies	(3,865)

79,577,474

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	129,384,585

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$130,689,093

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,304,508	$1,934,488
Net realized gain on investments and foreign currencies	49,807,111	127,125,705
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	79,577,474	(112,345,448)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	130,689,093	16,714,745

CLASS I DISTRIBUTIONS:	(1,936,534)	(3,609,872)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	25,982,818	30,590,229
Series shares issued in reinvestment of distributions	1,936,534	3,609,872
Series shares repurchased	(69,771,235)	(284,374,219)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(41,851,883)	(250,174,118)

TOTAL INCREASE (DECREASE) IN NET ASSETS	86,900,676	(237,069,245)
NET ASSETS:
Beginning of period	1,158,259,435	1,395,328,680

End of period	$1,245,160,111	$1,158,259,435

SEE NOTES TO FINANCIAL STATEMENTS.

A119

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Certificates of Deposit — 11.6%
Bank of Montreal Chicago Branch	0.200%	08/20/12	$10,500	$10,500,000
Bank of Nova Scotia	0.210%	09/10/12	6,000	6,000,000
Bank of Nova Scotia(a)	0.547%	11/09/12	5,000	5,004,296
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.360%	07/23/12	15,000	15,000,000
Barclays Bank PLC(a)	0.736%	08/02/12	7,000	7,000,000
Branch Banking and Trust Co.	0.220%	07/02/12	5,000	5,000,000
Canadian Imperial Bank of Commerce(a)	0.526%	01/30/13	6,000	6,000,000
Canadian Imperial Bank of Commerce(a)	0.666%	07/17/12	4,000	4,000,826
Canadian Imperial Bank of Commerce(a)	0.767%	11/21/12	3,000	3,002,959
Credit Suisse(a)	0.866%	01/30/13	6,000	6,000,000
Norinchukin Bank NY Branch	0.190%	07/11/12	6,000	6,000,000
Rabobank Nederland NV(a)	0.616%	05/02/13	7,000	6,999,708
Rabobank Nederland NV	0.660%	07/30/12	4,000	4,000,000
Royal Bank of Canada(a)	0.516%	01/25/13	6,000	6,000,000
Societe Generale	0.300%	07/03/12	4,000	4,000,000
Standard Chartered Bank NY Branch	0.500%	07/12/12	9,000	9,000,686
State Street Bank and Trust Co.	0.220%	08/30/12	7,000	7,000,000
Svenska Handelsbanken AB	0.310%	09/25/12	4,000	4,000,000

				114,508,475

Commercial Paper — 20.8%
ABN Amro Funding USA LLC, 144A(b)	0.531%	09/19/12	4,000	3,995,289
ABN Amro Funding USA LLC, 144A(b)	0.531%	09/20/12	3,000	2,996,422
AXA Financial Inc., 144A(b)	0.370%	07/05/12	2,000	1,999,918
Bank of New York Mellon Corp. (The), 144A(b)	0.150%	07/02/12	6,000	5,999,975
BASF AG, 144A(b)	0.200%	08/02/12	2,000	1,999,656
BASF AG, 144A(b)	0.210%	09/05/12	3,000	2,998,845
BASF AG, 144A(b)	0.220%	08/20/12	4,000	3,998,778
BHP Billiton Finance (USA) Ltd., 144A(b)	0.180%	07/10/12	5,000	4,999,775
BNP Paribas Finance, Inc.(b)	0.120%	07/02/12	4,000	3,999,987
Commonwealth Bank of Australia, 144A(b)	0.250%	09/10/12	5,000	4,997,535
Credit Agricole North America, Inc.(b)	0.300%	07/05/12	4,000	3,999,867
DNB Bank ASA, 144A(b)	0.526%	09/12/12	6,000	5,993,613
DNB Bank ASA, 144A(a)	0.528%	09/14/12	4,000	4,000,000
Electricite de France, 144A(b)	0.350%	07/12/12	2,000	1,999,786
Electricite de France, 144A(b)	0.350%	07/27/12	5,000	4,998,736
Electricite de France, 144A(b)	0.360%	07/31/12	1,000	999,700
GDF Suez, 144A(b)	0.250%	07/26/12	1,000	999,826
GDF Suez, 144A(b)	0.250%	07/27/12	7,000	6,998,736
HSBC USA, Inc.(b)	0.300%	08/16/12	7,000	6,997,317
HSBC USA, Inc.(b)	0.300%	08/20/12	4,000	3,998,333
Illinois Tool Works, Inc., 144A(b)	0.170%	07/02/12	3,000	2,999,986
IFC(b)	0.125%	07/24/12	10,000	9,999,201
IFC(b)	0.135%	07/05/12	11,000	10,999,835
JPMorgan Chase & Co.(a)	0.291%	09/12/12	9,000	9,000,000
New York Life Capital Corp., 144A(b)	0.180%	07/16/12	5,000	4,999,625
PNC Bank National Association(b)	0.200%	08/01/12	3,000	2,999,483
PNC Bank National Association(b)	0.210%	08/16/12	5,000	4,998,658
PNC Bank National Association(b)	0.220%	09/13/12	2,000	1,999,096
Sanofi Aventis, 144A(b)	0.210%	09/20/12	2,000	1,999,055
Schlumberger Holdings Corp., 144A(b)	0.250%	08/14/12	2,000	1,999,389
Siemens Capital Co. LLC, 144A(b)	0.190%	08/13/12	9,000	8,997,957
Skandinaviska Enskilda Banken AB, 144A(b)	0.370%	07/31/12	4,000	3,998,767
Skandinaviska Enskilda Banken AB, 144A(b)	0.440%	08/22/12	4,000	3,997,458
Standard Chartered Bank, 144A(b)	0.401%	10/09/12	6,000	5,993,333
State Street Corp.(b)	0.220%	08/29/12	4,000	3,998,558
Sumitomo Mitsui Banking Corp., 144A(b)	0.370%	07/18/12	8,000	7,998,602
Svenska Handelsbanken, Inc., 144A(b)	0.300%	09/07/12	6,000	5,996,600

SEE NOTES TO FINANCIAL STATEMENTS.

A120

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Commercial Paper (continued)
Swedbank AB(b)	0.491%	08/28/12	$8,000	$7,993,684
Total Capital Canada Ltd., 144A(b)	0.200%	08/17/12	9,000	8,997,650
Toyota Motor Credit Corp., MTN(b)	0.200%	08/17/12	5,000	4,998,694
U.S. Bank National Association	0.200%	08/30/12	9,000	9,000,000
Westpac Banking Corp., 144A(b)	0.250%	09/19/12	2,000	1,998,889

				204,936,614

Other Corporate Obligations — 4.2%
Bank of Nova Scotia Houston(a)	0.559%	01/11/13	3,000	2,999,301
General Electric Capital Corp., FDIC Gtd. Notes, MTN(a)	0.468%	09/21/12	4,000	4,002,800
MetLife Institutional Funding II, Sec’d. Notes, 144A(a)	0.718%	04/03/13	10,000	10,000,000
New York Life Global Funding, Notes, 144A(a)	0.517%	08/22/12	1,000	1,000,089
New York Life Global Funding, Gtd. Notes, 144A, MTN	2.250%	12/14/12	4,000	4,034,352
Toyota Motor Credit Corp., Unsec’d. Notes, MTN(a)	0.713%	04/03/13	3,500	3,500,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN(a)	0.666%	11/09/12	3,500	3,500,000
Wachovia Corp., Sr. Unsec’d. Notes, MTN(a)	2.236%	05/01/13	4,000	4,057,184
Wells Fargo & Co., Sr. Unsec’d. Notes	5.250%	10/23/12	8,000	8,121,280

				41,215,006

Other Instruments – Agency Bond — 0.5%
General Electric Capital Corp., FDIC Gtd. Notes, MTN	2.625%	12/28/12	5,230	5,292,195

Time Deposit — 2.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.190%	07/02/12	6,000	6,000,000
Norinchukin Bank NY Branch	0.170%	07/02/12	9,000	9,000,000
U.S. Bank National Association	0.150%	07/02/12	13,000	13,000,000

				28,000,000

U.S. Government Agencies — 38.4%
Federal Home Loan Bank(b)	0.070%	07/02/12	4,000	3,999,992
Federal Home Loan Bank(b)	0.100%	08/31/12	7,000	6,998,814
Federal Home Loan Bank(b)	0.110%	08/01/12	9,000	8,999,147
Federal Home Loan Bank(b)	0.114%	07/11/12	15,000	14,999,525
Federal Home Loan Bank(b)	0.116%	07/05/12	18,000	17,999,768
Federal Home Loan Bank(b)	0.118%	07/06/12	14,000	13,999,772
Federal Home Loan Bank(b)	0.120%	08/15/12	6,000	5,999,100
Federal Home Loan Bank(b)	0.120%	09/04/12	3,000	2,999,350
Federal Home Loan Bank(b)	0.126%	07/13/12	32,000	31,998,657
Federal Home Loan Bank(b)	0.130%	08/24/12	4,000	3,999,220
Federal Home Loan Bank(b)	0.130%	08/29/12	6,000	5,998,722
Federal Home Loan Bank(b)	0.130%	11/01/12	1,000	999,556
Federal Home Loan Bank(b)	0.134%	07/18/12	11,000	10,999,306
Federal Home Loan Bank(b)	0.140%	07/25/12	5,000	4,999,533
Federal Home Loan Bank(b)	0.150%	10/30/12	8,000	7,995,967
Federal Home Loan Bank(b)	0.152%	09/26/12	1,000	999,637
Federal Home Loan Bank	1.625%	11/21/12	5,000	5,027,990
Federal Home Loan Mortgage Corp.(b)	0.070%	07/05/12	6,000	5,999,953
Federal Home Loan Mortgage Corp.(b)	0.080%	07/11/12	4,000	3,999,911
Federal Home Loan Mortgage Corp.(b)	0.110%	10/24/12	10,000	9,996,486
Federal Home Loan Mortgage Corp.(b)	0.120%	07/25/12	4,000	3,999,680
Federal Home Loan Mortgage Corp.(b)	0.120%	08/28/12	4,000	3,999,227
Federal Home Loan Mortgage Corp.(b)	0.120%	09/11/12	11,000	10,997,360
Federal Home Loan Mortgage Corp.(b)	0.120%	10/03/12	4,000	3,998,747
Federal Home Loan Mortgage Corp.(b)	0.125%	07/24/12	10,000	9,999,201
Federal Home Loan Mortgage Corp.(b)	0.125%	09/19/12	14,000	13,996,111
Federal Home Loan Mortgage Corp.(b)	0.130%	08/08/12	6,000	5,999,177
Federal Home Loan Mortgage Corp.(b)	0.130%	08/22/12	15,000	14,997,183
Federal Home Loan Mortgage Corp.(b)	0.130%	10/10/12	6,000	5,997,812
Federal Home Loan Mortgage Corp.(b)	0.130%	10/25/12	6,000	5,997,487
Federal Home Loan Mortgage Corp.(b)	0.130%	11/14/12	5,000	4,997,544

SEE NOTES TO FINANCIAL STATEMENTS.

A121

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp.(b)	0.140%	10/16/12	$7,000	$6,997,087
Federal Home Loan Mortgage Corp.(b)	0.140%	11/06/12	4,000	3,998,009
Federal Home Loan Mortgage Corp.(b)	0.140%	11/08/12	5,000	4,997,472
Federal Home Loan Mortgage Corp.(b)	0.140%	11/09/12	4,000	3,997,962
Federal Home Loan Mortgage Corp.(b)	0.140%	11/20/12	4,000	3,997,791
Federal Home Loan Mortgage Corp.(b)	0.150%	10/30/12	5,000	4,997,479
Federal Home Loan Mortgage Corp.(b)	0.150%	11/01/12	5,000	4,997,437
Federal Home Loan Mortgage Corp.(b)	0.150%	11/27/12	10,000	9,993,792
Federal Home Loan Mortgage Corp.	1.125%	07/27/12	5,000	5,003,552
Federal Home Loan Mortgage Corp.	1.375%	01/09/13	4,000	4,024,436
Federal National Mortgage Association(b)	0.110%	09/20/12	18,000	17,995,545
Federal National Mortgage Association(b)	0.120%	08/30/12	4,000	3,999,200
Federal National Mortgage Association(b)	0.120%	08/31/12	6,000	5,998,780
Federal National Mortgage Association(b)	0.130%	09/27/12	4,000	3,998,729
Federal National Mortgage Association(b)	0.150%	09/05/12	4,000	3,998,900
Federal National Mortgage Association(b)	0.150%	11/13/12	5,000	4,997,187
Federal National Mortgage Association(a)	0.265%	08/23/12	7,000	7,000,683
Federal National Mortgage Association(a)	0.273%	10/18/12	8,000	8,002,941
Federal National Mortgage Association	0.375%	12/28/12	5,000	5,004,471
Federal National Mortgage Association	0.625%	09/24/12	7,000	7,007,573
Federal National Mortgage Association	4.750%	11/19/12	3,158	3,213,281

				378,212,242

U.S. Treasury Securities — 6.2%
U.S. Treasury Bill(b)	0.107%	07/12/12	18,000	17,999,452
U.S. Treasury Bill(b)	0.110%	07/05/12	7,000	6,999,914
U.S. Treasury Bill(b)	0.145%	08/16/12	6,000	5,998,888
U.S. Treasury Note	0.500%	11/30/12	2,000	2,002,656
U.S. Treasury Note	2.875%	01/31/13	4,000	4,062,606
U.S. Treasury Note	4.125%	08/31/12	15,000	15,100,102
U.S. Treasury Note	4.625%	07/31/12	9,000	9,033,487

				61,197,105

Repurchase Agreements(c) — 18.0%
Barclays Capital, Inc., 0.140%, dated 06/26/12, due 07/03/12 in the amount of $16,000,436 (cost $16,000,000)	0.140%	07/03/12	16,000	16,000,000
BNP Paribas Securities Corp., 0.160%, dated 06/26/12, due 07/03/12 in the amount of $13,000,404 (cost $13,000,000)	0.160%	07/03/12	13,000	13,000,000
BNP Paribas Securities Corp., 0.180%, dated 06/27/12, due 07/05/12 in the amount of $11,000,440 (cost $11,000,000)	0.180%	07/05/12	11,000	11,000,000
BNP Paribas Securities Corp., 0.180%, dated 06/28/12, due 07/05/12 in the amount of $11,000,385 (cost $11,000,000)	0.180%	07/05/12	11,000	11,000,000
BNP Paribas Securities Corp., 0.190%, dated 06/25/12, due 07/02/12 in the amount of $13,000,480 (cost $13,000,000)	0.190%	07/02/12	13,000	13,000,000
Credit Suisse Securities Corp., 0.170%, dated 06/28/12, due 07/05/12 in the amount of $12,000,397 (cost $12,000,000)	0.170%	07/05/12	12,000	12,000,000
Credit Suisse Securities Corp., 0.190%, dated 06/25/12, due 07/02/12 in the amount of $11,000,406 (cost $11,000,000)	0.190%	07/02/12	11,000	11,000,000
Credit Suisse Securities Corp., 0.190%, dated 06/05/12, due 07/03/12 in the amount of $12,001,773 (cost $12,000,000)	0.190%	07/03/12	12,000	12,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A122

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Repurchase Agreements(c) (continued)
Credit Suisse Securities Corp., 0.210%, dated 06/04/12, due 07/02/12 in the amount of $12,001,960 (cost $12,000,000)	0.210%	07/02/12	$12,000	$12,000,000
Credit Suisse Securities Corp., 0.210%, dated 06/29/12, due 07/31/12 in the amount of $11,002,053 (cost $11,000,000)(d)	0.210%	07/31/12	11,000	11,000,000
Deutsche Bank Securities, Inc., 0.190%, dated 06/25/12, due 07/02/12 in the amount of $11,000,406 (cost $11,000,000)	0.190%	07/02/12	11,000	11,000,000
Goldman Sachs & Co., 0.200%, dated 06/28/12, due 07/05/12 in the amount of $22,000,856 (cost $22,000,000)	0.200%	07/05/12	22,000	22,000,000
Goldman Sachs & Co., 0.200%, dated 06/29/12, due 07/06/12 in the amount of $9,733,379 (cost $9,733,000)	0.200%	07/06/12	9,733	9,733,000
UBS Securities LLC, 0.170%, dated 06/06/12, due 07/06/12 in the amount of $12,001,700 (cost $12,000,000)	0.170%	07/06/12	12,000	12,000,000

				176,733,000

TOTAL INVESTMENTS — 102.6% (amortized cost $1,010,094,637)				1,010,094,637
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%				(25,699,835)

NET ASSETS — 100.0%				$984,394,802

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
MTN	Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2012.

(b)	Rate quoted represents yield-to-maturity as of purchase date.

(c)	Repurchase Agreements are collateralized by FNMA (coupon rates 2.50%-7.00%, maturity dates 02/01/13-06/01/42), FHLMC (coupon 3.50%-6.50%, maturity dates 07/01/13-10/01/41) and U.S. Treasury Securities (coupon rates 1.25%-1.50%, maturity dates 12/31/13-03/15/14), with the aggregate value, including accrued interest, of $180,289,033.

(d)	Indicates a security that has been deemed illiquid.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$114,508,475	$—
Commercial Paper	—	204,936,614	—
Other Corporate Obligations	—	41,215,006	—
Other Instruments — Agency Bond	—	5,292,195	—
Time Deposit	—	28,000,000	—
U.S. Government Agencies	—	378,212,242	—
U.S. Treasury Securities	—	61,197,105	—
Repurchase Agreements	—	176,733,000	—

Total	$—	$1,010,094,637	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A123

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 were as follows:

U.S. Government Agencies	38.4%
Commercial Paper	20.8
Repurchase Agreements	18.0
Certificates of Deposit	11.6
U.S. Treasury Securities	6.2
Other Corporate Obligations	4.2
Time Deposit	2.9
Other Instruments — Agency Bond	0.5

102.6
Liabilities in excess of other assets	(2.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A124

MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2012

ASSETS
Investments, at amortized cost which approximates fair value	$1,010,094,637
Interest receivable	757,854
Prepaid expenses	882

Total Assets	1,010,853,373

LIABILITIES
Payable for investments purchased	25,247,474
Payable to custodian	930,040
Accrued expenses and other liabilities	142,847
Management fee payable	137,284
Affiliated transfer agent fee payable	926

Total Liabilities	26,458,571

NET ASSETS	$984,394,802

Net assets were comprised of:
Paid-in capital	$984,394,802

Net assets, June 30, 2012	$984,394,802

Net asset value and redemption price per share, $984,394,802 / 98,436,497 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Interest	$1,059,385

EXPENSES
Management fee	1,984,997
Custodian’s fees and expenses	70,000
Shareholders’ reports	70,000
Trustees’ fees	10,000
Audit fee	10,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Insurance expenses	5,000
Legal fees and expenses	4,000
Miscellaneous	4,222

Total expenses	2,164,219
Less: Management fee waiver (Note 3)	(1,204,075)

Net expenses	960,144

NET INVESTMENT INCOME	99,241

NET REALIZED GAIN ON INVESTMENT TRANSACTIONS	14,098

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,339

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$99,241	$212,331
Net realized gain on investments transactions	14,098	21,156

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	113,339	233,487

DISTRIBUTIONS	(113,339)	(233,487)

SERIES SHARE TRANSACTIONS:
Series shares sold [8,462,779 and 20,814,304 shares, respectively]	84,627,792	208,143,040
Series shares issued in reinvestment of distributions [11,339 and 23,339 shares, respectively]	113,339	233,487
Series shares repurchased [11,633,900 and 31,944,588 shares, respectively]	(116,339,004)	(319,445,880)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(31,597,873)	(111,069,353)

TOTAL DECREASE IN NET ASSETS	(31,597,873)	(111,069,353)
NET ASSETS:
Beginning of period	1,015,992,675	1,127,062,028

End of period	$984,394,802	$1,015,992,675

SEE NOTES TO FINANCIAL STATEMENTS.

A125

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS — 97.3%	Shares	Value (Note 2)

Chemicals — 1.5%
Celanese Corp., Ser. A	10,844	$375,420
Mosaic Co. (The)	169,599	9,287,241
Potash Corp. of Saskatchewan, Inc.	72,171	3,153,151

		12,815,812

Construction Materials — 2.0%
Holcim Ltd. (Switzerland)	16,214	898,344
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	3,831,451	7,140,903
Semen Gresik Persero Tbk PT (Indonesia)	6,332,998	7,685,986
Vulcan Materials Co.	24,720	981,631

		16,706,864

Energy Equipment & Services — 22.5%
Baker Hughes, Inc.	15,390	632,529
Cameron International Corp.*	482,068	20,589,124
Core Laboratories NV	64,097	7,428,842
Dresser-Rand Group, Inc.*	212,265	9,454,283
Dril-Quip, Inc.*	259,815	17,041,266
Ensco PLC (United Kingdom) (Class A Stock)	253,375	11,901,024
FMC Technologies, Inc.*(a)	259,262	10,170,848
Halliburton Co.	615,262	17,467,288
Helmerich & Payne, Inc.	183,188	7,965,014
Key Energy Services, Inc.*	765,744	5,819,654
Lufkin Industries, Inc.	129,100	7,012,712
Nabors Industries Ltd.*	64,362	926,813
National Oilwell Varco, Inc.	380,549	24,522,578
Noble Corp.(a)	26,099	849,001
OSX Brasil SA (Brazil), 144A*	409,350	1,813,898
Patterson-UTI Energy, Inc.(a)	442,600	6,444,256
Rowan Cos. PLC (United Kingdom) (Class A Stock)*	456,026	14,743,321
Saipem SpA (Italy)	23,017	1,025,049
Schlumberger Ltd.	320,680	20,815,339
Superior Energy Services, Inc.*	32,310	653,631
Technip SA (France)	10,172	1,060,088
Tenaris SA (Luxembourg), ADR(a)	23,298	814,731
Weatherford International Ltd.*	56,505	713,658

		189,864,947

Food Products — 0.3%
Adecoagro SA*	256,842	2,355,241

Metals & Mining — 24.7%
African Rainbow Minerals Ltd. (South Africa)	302,040	6,155,891
Agnico-Eagle Mines Ltd.	17,172	694,779
Alacer Gold Corp.*	818,604	4,430,319
Alamos Gold, Inc. (Canada)	465,227	7,265,602
Alcoa, Inc.	77,629	679,254
Allegheny Technologies, Inc.	3,374	107,597
AXMIN, Inc. (Canada)*	155,620	45,856
BHP Billiton Ltd. (Australia), ADR(a)	211,803	13,830,736
Cia de Minas Buenaventura SA (Peru), ADR	290,092	11,017,694
Cliffs Natural Resources, Inc.	261,312	12,880,068
Detour Gold Corp. (Canada)*(a)	153,028	3,082,806

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining (continued)
Eldorado Gold Corp. (Canada)	1,535,814	$18,916,715
First Quantum Minerals Ltd. (Canada)	899,050	15,895,197
First Uranium Corp. (South Africa), 144A*	400,000	92,329
Freeport-McMoRan Copper & Gold, Inc.	410,595	13,988,972
Gabriel Resources Ltd. (Canada)*(a)	600,701	914,533
Gold Fields Ltd. (South Africa), ADR	32,003	409,958
Gold Reserve, Inc. (NYSE)*(a)	121,100	422,639
Gold Reserve, Inc. (TSX)*	124,300	415,107
Goldcorp, Inc.	19,539	734,276
Highland Gold Mining Ltd. (Jersey Islands)	195,600	324,861
Iamgold Corp. (Canada)	51,568	609,841
Iluka Resources Ltd. (Australia)	50,089	591,167
Impala Platinum Holdings Ltd. (South Africa), ADR	302,182	4,961,828
Kinross Gold Corp.	771,114	6,284,579
Nevsun Resources Ltd. (Canada)	485,447	1,578,263
Newcrest Mining Ltd. (Australia)	284,764	6,626,769
Newmont Mining Corp.	12,935	627,477
Northern Dynasty Minerals Ltd.*(a)	399,636	935,148
Nucor Corp.	14,372	544,699
Pan American Silver Corp. (Canada)	14,463	244,767
Pan American Silver Corp.	234,739	3,964,742
Pilot Gold, Inc. (Canada)*	110,875	119,794
Platinum Group Metals Ltd.*(a)	1,234,422	1,086,291
Platmin Ltd., Private Placement (South Africa), 144A (original cost $1,102,975; purchased 11/27/07)*(b)(c)	129,100	9,647
Randgold Resources Ltd. (Jersey Islands), ADR	191,151	17,205,502
Reliance Steel & Aluminum Co.	175,677	8,871,689
Rio Tinto PLC (United Kingdom), ADR(a)	230,899	11,039,281
SEMAFO, Inc. (Canada), 144A	1,126,530	5,167,366
Silver Wheaton Corp.	292,677	7,855,451
Southern Copper Corp.	150,984	4,757,506
Tahoe Resources, Inc.*	98,868	1,366,342
Tahoe Resources, Inc., 144A*	116,000	1,603,104
Teck Resources Ltd. (Canada) (Class B Stock)	6,040	187,056
United States Steel Corp.(a)	32,563	670,798
Vedanta Resources PLC (United Kingdom)(a)	7,236	103,717
Walter Energy, Inc.	11,720	517,555
Western Areas NL (Australia)	354,812	1,492,276
Xstrata PLC (Switzerland)	543,255	6,830,548
Yamana Gold, Inc.	51,404	791,622

		208,950,014

Oil, Gas & Consumable Fuels — 46.3%
Adaro Energy TBK PT (Indonesia)	32,472,696	5,075,665
Africa Oil Corp. (Canada)*	8,001	61,613
Anadarko Petroleum Corp.	280,043	18,538,847
Apache Corp.	154,991	13,622,159

SEE NOTES TO FINANCIAL STATEMENTS.

A126

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Bankers Petroleum Ltd. (Canada)*	1,036,124	$1,811,512
Berry Petroleum Co. (Class A Stock)	215,074	8,529,835
BG Group PLC (United Kingdom)	565,194	11,570,323
Cabot Oil & Gas Corp.	21,645	852,813
Cameco Corp. (Canada)	28,681	630,188
Canadian Oil Sands Ltd. (Canada)	35,562	688,815
Carrizo Oil & Gas, Inc.*(a)	349,787	8,223,492
Cheniere Energy, Inc.*	109,567	1,615,018
Cimarex Energy Co.	189,401	10,439,783
Cobalt International Energy, Inc.*	627,316	14,741,926
Concho Resources, Inc.*	256,051	21,795,061
Consol Energy, Inc.(a)	319,742	9,668,998
Continental Resources, Inc.*(a)	11,121	740,881
Denbury Resources, Inc.*	882,183	13,329,785
Devon Energy Corp.	14,317	830,243
Energy XXI Bermuda Ltd.	200,872	6,285,285
EOG Resources, Inc.	162,419	14,635,576
EQT Corp.	15,372	824,400
Far East Energy Corp.*	4,866,388	846,752
FX Energy, Inc.*	199,243	1,185,496
Hess Corp.	18,701	812,558
HollyFrontier Corp.	580,936	20,582,562
Kodiak Oil & Gas Corp.*(a)	949,006	7,791,339
Kosmos Energy Ltd.*	377,522	4,171,618
Laredo Petroleum Holdings, Inc.*(a)	233,848	4,864,038
Marathon Petroleum Corp.	253,135	11,370,824
MEG Energy Corp. (Canada), 144A*	131,600	4,716,712
Murphy Oil Corp.	15,888	799,008
Newfield Exploration Co.*	25,811	756,520
Niko Resources Ltd. (Canada)	70,958	935,327
Noble Energy, Inc.	273,225	23,174,944
Occidental Petroleum Corp.	208,274	17,863,661
OGX Petroleo e Gas Participacoes SA (Brazil)*	1,678,024	4,595,037
Oil Search Ltd. (Australia)	1,026,146	6,989,633
Pacific Rubiales Energy Corp. (Colombia)	369,420	7,823,097
Peabody Energy Corp.	10,081	247,186
Pioneer Natural Resources Co.(a)	8,168	720,499
Plains Exploration & Production Co.*	19,979	702,861
QGEP Participacoes SA (Brazil)	156,526	564,226
QGEP Participacoes SA (Brazil), 144A	413,300	1,489,814
Quicksilver Resources, Inc.*(a)	808,410	4,381,582
Range Resources Corp.	131,864	8,158,426
Rosetta Resources, Inc.*	232,122	8,504,950
Royal Dutch Shell PLC (Netherlands), ADR	158,178	10,665,943
Sanchez Energy Corp.*(a)	147,400	3,065,920
Southwestern Energy Co.*	418,992	13,378,415
Suncor Energy, Inc.	427,929	12,388,545
Talisman Energy, Inc.	916,937	10,508,098

Trident Resources Corp., Private Placement (original cost $9,770,532; purchased 6/30/10)*(b)(c)	24,233	11,236,581
Ultra Petroleum Corp.*(a)	43,156	995,609
Whiting Petroleum Corp.*	284,782	11,710,236

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The)	246,829	$7,113,612
Woodside Petroleum Ltd. (Australia)	20,260	649,253
Zodiac Exploration, Inc. (Canada)*(b)	4,820,909	189,408
Zodiac Exploration, Inc. — D Shares (Canada)*(b)	11,600,000	455,751

		390,918,259

TOTAL COMMON STOCKS (cost $676,241,551)		821,611,137

PREFERRED STOCK — 0.4%
Metals & Mining
Iron Co./Manabi, Private Placement, 144A (original cost $3,660,000; purchased 05/25/11)*(b)(c)	3,660	3,193,718

	Units
RIGHT
Oil, Gas & Consumable Fuels
Trident Resources Corp. CVR, Private Placement (original cost $0; purchased 06/30/10)*(b)(c)	9,007	—

WARRANT
Metals & Mining
Crystallex International Corp. (Canada), Private Placement expiring 11/04/14 (original cost $0; purchased 11/04/09)*(b)(c)	221,350	—

TOTAL LONG-TERM INVESTMENTS (cost $679,901,551)		824,804,855

	Shares
SHORT-TERM INVESTMENT — 8.1%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $68,569,529; includes $47,639,457 of cash collateral received for securities on loan)(Note 4)(d)(e)	68,569,529	68,569,529

TOTAL INVESTMENTS — 105.8% (cost $748,471,080)		893,374,384
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(48,575,617)

NET ASSETS — 100.0%		$844,798,767

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
NYSE	New York Stock Exchange
TSX	Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A127

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,704,891; cash collateral of $47,639,457 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Indicates a security that has been deemed illiquid.

(c)	Indicates a restricted security; the aggregate original cost of such securities is $14,533,507. The aggregate value of $14,439,946 is approximately 1.7% of net assets.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$746,144,436	$64,220,473	$11,246,228
Preferred Stock	—	—	3,193,718
Rights	—	—	—
Warrant	—	—	—
Affiliated Money Market Mutual Fund	68,569,529	—	—

Total	$814,713,965	$64,220,473	$14,439,946

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stock	Rights	Warrant
Balance as of 12/31/11	$11,958,216	$3,180,742	$—	$—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)*	(711,988)	12,976	—	—
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of 06/30/12	$11,246,228	$3,193,718	$—	$—

*	Of which $(699,012) was included in Net Assets relating to securities held at the reporting period end.

Fair value of Level 2 investments at December 31, 2011 was $0. An amount of $76,380,569 was transferred from Level 1 into Level 2 at June 30, 2012 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Included in the table above, under Level 3 securities, are common and preferred stocks and equity rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For equity rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stocks, preferred stock and rights, the securities were private placement and therefore, the prices were a significant unobservable input. For certain warrants received in a private placement offering, the Manager has determined the fair value using the Black Scholes method with adjustment for volatility factor which is deemed to be a significant unobservable input.

SEE NOTES TO FINANCIAL STATEMENTS.

A128

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 were as follows:

Oil, Gas & Consumable Fuels	46.3%
Metals & Mining	25.1
Energy Equipment & Services	22.5
Affiliated Money Market Mutual Fund (including 5.6% of collateral received for securities on loan)	8.1
Construction Materials	2.0
Chemicals	1.5
Food Products	0.3

105.8
Liabilities in excess of other assets	(5.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative Instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$—	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights
Equity contracts	$—

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A129

NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $48,704,891:
Unaffiliated investments (cost $679,901,551)	$824,804,855
Affiliated investments (cost $68,569,529)	68,569,529
Cash	139,228
Foreign currency, at value (cost $12)	12
Receivable for investments sold	9,572,755
Receivable for Series shares sold	732,444
Dividends and interest receivable	487,669
Foreign tax reclaim receivable	81,392
Prepaid expenses	1,107

Total Assets	904,388,991

LIABILITIES
Collateral for securities on loan	47,639,457
Payable for investments purchased	10,944,922
Payable for Series shares repurchased	450,978
Management fee payable	304,717
Accrued expenses and other liabilities	229,797
Distribution fee payable	12,138
Administration fee payable	7,289
Affiliated transfer agent fee payable	926

Total Liabilities	59,590,224

NET ASSETS	$844,798,767

Net assets were comprised of:
Paid-in capital	$726,219,376
Retained earnings	118,579,391

Net assets, June 30, 2012	$844,798,767

Class I:
Net asset value and redemption price per share, $785,101,810 / 25,323,056 outstanding shares of beneficial interest	$31.00

Class II:
Net asset value and redemption price per share, $59,696,957 / 1,939,714 outstanding shares of beneficial interest	$30.78

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $228,833)	$5,110,851
Affiliated income from securities loaned, net	97,923
Affiliated dividend income	28,441

5,237,215

EXPENSES
Management fee	2,214,394
Distribution fee—Class II	87,011
Administration fee—Class II	52,208
Custodian’s fees and expenses	137,000
Shareholders’ reports	85,000
Trustees’ fees	11,000
Audit fee	10,000
Insurance expenses	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	8,030

Total expenses	2,626,643

NET INVESTMENT INCOME	2,610,572

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(6,593,493)
Foreign currency transactions	(121,601)

(6,715,094)

Net change in unrealized appreciation (depreciation) on:
Investments	(96,618,489)
Foreign currencies	33,007

(96,585,482)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(103,300,576)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(100,690,004)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,610,572	$4,035,262
Net realized gain (loss) on investments and foreign currencies	(6,715,094)	114,942,737
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(96,585,482)	(360,409,597)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(100,690,004)	(241,431,598)

DISTRIBUTIONS:
Class I	(73,450,794)	(2,137,134)
Class II	(5,441,151)	—

TOTAL DISTRIBUTIONS	(78,891,945)	(2,137,134)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	30,527,303	55,798,740
Series shares issued in reinvestment of distributions	78,891,945	2,137,134
Series shares repurchased	(79,524,820)	(181,286,548)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	29,894,428	(123,350,674)

TOTAL DECREASE IN NET ASSETS	(149,687,521)	(366,919,406)
NET ASSETS:
Beginning of period	994,486,288	1,361,405,694

End of period	$844,798,767	$994,486,288

SEE NOTES TO FINANCIAL STATEMENTS.

A130

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 98.3%	Shares	Value (Note 2)

Aerospace & Defense — 2.0%
AAR Corp.	45,871	$618,341
Aerovironment, Inc.*	20,714	544,985
American Science & Engineering, Inc.	10,116	571,048
Ceradyne, Inc.	27,705	710,633
Cubic Corp.	18,073	868,950
Curtiss-Wright Corp.	53,302	1,655,027
GenCorp, Inc.*(a)	66,675	434,054
Moog, Inc. (Class A Stock)*	51,494	2,129,277
National Presto Industries, Inc.(a)	5,499	383,665
Orbital Sciences Corp.*	66,740	862,281
Teledyne Technologies, Inc.*	41,796	2,576,724

		11,354,985

Air Freight & Logistics — 0.5%
Forward Air Corp.	32,756	1,057,036
Hub Group, Inc. (Class A Stock)*	43,070	1,559,134

		2,616,170

Airlines — 0.3%
Allegiant Travel Co.*(a)	17,294	1,205,046
SkyWest, Inc.	57,460	375,214

		1,580,260

Auto Components — 0.3%
Drew Industries, Inc.*	21,689	604,038
Spartan Motors, Inc.	37,683	197,459
Standard Motor Products, Inc.	22,099	311,154
Superior Industries International, Inc.	26,918	440,648

		1,553,299

Automobiles — 0.1%
Winnebago Industries, Inc.*	32,731	333,529

Beverages — 0.2%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	9,725	1,176,725

Biotechnology — 0.9%
ArQule, Inc.*	69,001	409,176
Cubist Pharmaceuticals, Inc.*(a)	71,869	2,724,554
Emergent Biosolutions, Inc.*	28,357	429,609
Momenta Pharmaceuticals, Inc.*	50,300	680,056
Savient Pharmaceuticals, Inc.*(a)	80,958	43,725
Spectrum Pharmaceuticals, Inc.*(a)	57,400	893,144

		5,180,264

Building Products — 1.3%
A.O. Smith Corp.	44,184	2,160,156
AAON, Inc.	21,284	401,203
Apogee Enterprises, Inc.	31,738	510,030
Gibraltar Industries, Inc.*	34,568	358,816
Griffon Corp.	52,229	448,125
NCI Building Systems, Inc.*	22,818	247,119
Quanex Building Products Corp.	41,588	743,593
Simpson Manufacturing Co., Inc.	46,083	1,359,909
Universal Forest Products, Inc.	22,364	871,749

		7,100,700

Capital Markets — 1.1%
Calamos Asset Management, Inc. (Class A Stock)	23,000	263,350

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets (continued)
Financial Engines, Inc.*(a)	45,200	$969,540
Investment Technology Group, Inc.*	43,766	402,647
Piper Jaffray Cos.*	17,865	418,577
Prospect Capital Corp.	135,100	1,538,789
Stifel Financial Corp.*	60,930	1,882,737
SWS Group, Inc.*	32,826	174,963
Virtus Investment Partners, Inc.*	8,800	712,800

		6,363,403

Chemicals — 2.4%
A. Schulman, Inc.	33,666	668,270
American Vanguard Corp.	26,548	705,911
Balchem Corp.	33,283	1,085,359
Calgon Carbon Corp.*	64,754	920,802
Hawkins, Inc.	10,300	393,254
HB Fuller Co.	56,718	1,741,243
Innophos Holdings, Inc.	24,700	1,394,562
Koppers Holdings, Inc.	23,600	802,400
Kraton Performance Polymers, Inc.*	36,800	806,288
LSB Industries, Inc.*	21,100	652,201
OM Group, Inc.*	36,756	698,364
PolyOne Corp.	101,402	1,387,179
Quaker Chemical Corp.	14,698	679,194
Stepan Co.	9,485	893,297
Tredegar Corp.	26,435	384,894
Zep, Inc.	24,807	340,600

		13,553,818

Commercial Banks — 6.1%
Bank of the Ozarks, Inc.	33,236	999,739
BBCN Bancorp, Inc.*	88,482	963,569
Boston Private Financial Holdings, Inc.	88,702	792,109
City Holding Co.(a)	16,744	564,105
Columbia Banking System, Inc.	45,008	847,051
Community Bank System, Inc.	44,796	1,214,868
CVB Financial Corp.	99,600	1,160,340
First BanCorp (Puerto Rico)*(a)	23,372	92,553
First Commonwealth Financial Corp.	119,110	801,610
First Financial Bancorp	66,603	1,064,316
First Financial Bankshares, Inc.(a)	35,839	1,238,596
First Midwest Bancorp, Inc.	85,040	933,739
FNB Corp.	158,300	1,720,721
Glacier Bancorp, Inc.	81,673	1,265,115
Hanmi Financial Corp.*	35,636	373,465
Home BancShares, Inc.	25,252	772,206
Independent Bank Corp.	24,606	718,741
National Penn Bancshares, Inc.	134,976	1,291,720
NBT Bancorp, Inc.	37,910	818,477
Old National Bancorp	107,247	1,288,036
PacWest Bancorp	38,100	901,827
Pinnacle Financial Partners, Inc.*(a)	39,171	764,226
PrivateBancorp, Inc.	68,149	1,005,879
S&T Bancorp, Inc.	32,273	596,082
Simmons First National Corp. (Class A Stock)	19,378	450,539
Sterling Bancorp	34,554	344,849
Susquehanna Bancshares, Inc.	213,409	2,198,113
Texas Capital Bancshares, Inc.*(a)	43,200	1,744,848

SEE NOTES TO FINANCIAL STATEMENTS.

A131

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
Tompkins Financial Corp.(a)	10,164	$382,980
UMB Financial Corp.	36,872	1,888,953
Umpqua Holdings Corp.	127,170	1,673,557
United Bankshares, Inc.(a)	51,497	1,332,742
United Community Banks, Inc.*	21,587	185,001
Wilshire Bancorp, Inc.*	67,813	371,615
Wintrust Financial Corp.(a)	41,313	1,466,612

		34,228,899

Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	55,103	1,077,815
Consolidated Graphics, Inc.*	10,057	292,156
Encore Capital Group, Inc.*	25,100	743,462
G&K Services, Inc. (Class A Stock)	21,519	671,178
Geo Group, Inc. (The)*	69,973	1,589,786
Healthcare Services Group, Inc.	76,276	1,478,229
Interface, Inc.	65,702	895,518
Mobile Mini, Inc.*	41,497	597,557
Portfolio Recovery Associates, Inc.*(a)	19,519	1,781,304
Sykes Enterprises, Inc.*	44,270	706,549
Tetra Tech, Inc.*	71,988	1,877,447
UniFirst Corp.	17,530	1,117,537
United Stationers, Inc.	46,142	1,243,527
Viad Corp.	22,847	456,940

		14,529,005

Communications Equipment — 1.4%
Arris Group, Inc.*	127,411	1,772,287
Bel Fuse, Inc. (Class B Stock)	11,522	202,902
Black Box Corp.	19,893	570,929
Comtech Telecommunications Corp.	19,959	570,428
Digi International, Inc.*	28,864	295,567
Harmonic, Inc.*	132,524	564,552
NETGEAR, Inc.*	43,146	1,488,968
Oplink Communications, Inc.*	21,600	292,248
PC-Tel, Inc.	19,984	129,297
Symmetricom, Inc.*	47,047	281,812
ViaSat, Inc.*	48,915	1,847,520

		8,016,510

Computers & Peripherals — 0.9%
3D Systems Corp.*(a)	40,600	1,386,084
Avid Technology, Inc.*	33,147	246,282
Intermec, Inc.*	58,076	360,071
Intevac, Inc.*	26,044	195,851
Novatel Wireless, Inc.*	36,516	90,925
Stratasys, Inc.*(a)	24,298	1,203,966
Super Micro Computer, Inc.*	31,400	498,004
Synaptics, Inc.*(a)	37,679	1,078,750

		5,059,933

Construction & Engineering — 0.8%
Aegion Corp.*	44,537	796,767
Comfort Systems USA, Inc.	42,184	422,684
Dycom Industries, Inc.*	38,231	711,479
EMCOR Group, Inc.	75,825	2,109,451
Orion Marine Group, Inc.*	30,300	210,888

		4,251,269

COMMON STOCKS (continued)	Shares	Value (Note 2)

Construction Materials — 0.6%
Eagle Materials, Inc.	51,372	$1,918,231
Headwaters, Inc.*	57,568	296,475
Texas Industries, Inc.(a)	31,823	1,241,415

		3,456,121

Consumer Finance — 0.9%
Cash America International, Inc.	33,444	1,472,874
Ezcorp, Inc. (Class A Stock)*	50,211	1,177,950
First Cash Financial Services, Inc.*	32,325	1,298,495
World Acceptance Corp.*(a)	15,952	1,049,642

		4,998,961

Containers & Packaging — 0.1%
Myers Industries, Inc.	38,020	652,423

Distributors — 0.4%
Pool Corp.	54,055	2,187,066
VOXX International Corp.*	20,857	194,387

		2,381,453

Diversified Consumer Services — 1.1%
American Public Education, Inc.*(a)	20,533	657,056
Capella Education Co.*	15,386	534,817
Career Education Corp.*	51,400	343,866
Coinstar, Inc.*(a)	35,631	2,446,425
Corinthian Colleges, Inc.*(a)	96,100	277,729
Hillenbrand, Inc.	71,048	1,305,862
Lincoln Educational Services Corp.	25,500	165,750
Universal Technical Institute, Inc.	24,506	331,076

		6,062,581

Diversified Financial Services — 0.1%
Interactive Brokers Group, Inc. (Class A Stock)	43,800	644,736

Diversified Telecommunication Services — 0.4%
Atlantic Tele-Network, Inc.	10,600	357,538
Cbeyond, Inc.*	34,437	233,139
Cincinnati Bell, Inc.*	222,700	828,444
General Communication, Inc. (Class A Stock)*	36,924	306,838
Lumos Networks Corp.	15,421	145,729
Neutral Tandem, Inc.*	35,652	469,893

		2,341,581

Electric Utilities — 1.2%
ALLETE, Inc.	38,197	1,596,635
El Paso Electric Co.	45,508	1,509,045
UIL Holdings Corp.	57,511	2,062,344
UNS Energy Corp.	45,751	1,757,296

		6,925,320

Electrical Equipment — 1.7%
AZZ, Inc.	14,421	883,431
Belden, Inc.	51,812	1,727,930
Brady Corp. (Class A Stock)	59,722	1,642,952
Encore Wire Corp.	21,931	587,312
EnerSys*	54,500	1,911,315
Franklin Electric Co., Inc.	21,700	1,109,521
II-VI, Inc.*	62,262	1,037,908
Powell Industries, Inc.*	10,272	383,762
Vicor Corp.	22,231	154,283

		9,438,414

SEE NOTES TO FINANCIAL STATEMENTS.

A132

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electronic Equipment, Instruments & Components — 4.0%
Agilysys, Inc.*	16,232	$140,731
Anixter International, Inc.	31,764	1,685,080
Badger Meter, Inc.	16,507	619,838
Benchmark Electronics, Inc.*	65,310	911,074
Brightpoint, Inc.*	78,231	423,230
Checkpoint Systems, Inc.*	45,839	399,258
Cognex Corp.	48,440	1,533,126
CTS Corp.	38,564	363,273
Daktronics, Inc.	41,908	289,584
DTS, Inc.*	18,785	489,913
Electro Scientific Industries, Inc.	27,641	326,717
FARO Technologies, Inc.*	19,284	811,471
FEI Co.*(a)	43,212	2,067,262
Insight Enterprises, Inc.*	49,935	840,406
Littelfuse, Inc.	24,625	1,400,916
Measurement Specialties, Inc.*	17,100	555,921
Mercury Computer Systems, Inc.*	34,908	451,360
Methode Electronics, Inc.	35,866	305,220
MTS Systems Corp.	18,035	695,249
Newport Corp.*	42,608	512,148
OSI Systems, Inc.*	22,600	1,431,484
Park Electrochemical Corp.	23,744	614,495
Plexus Corp.*	39,720	1,120,104
Pulse Electronics Corp.	45,839	90,303
Radisys Corp.*	25,935	162,872
Rofin-Sinar Technologies, Inc.*	32,300	611,439
Rogers Corp.*	18,531	734,013
ScanSource, Inc.*	31,433	963,107
SYNNEX Corp.*(a)	29,650	1,022,629
TTM Technologies, Inc.*	58,289	548,499

		22,120,722

Energy Equipment & Services — 2.2%
Basic Energy Services, Inc.*	33,517	345,895
Bristow Group, Inc.	40,655	1,653,439
Exterran Holdings, Inc.*(a)	71,400	910,350
Gulf Island Fabrication, Inc.	16,377	461,995
Hornbeck Offshore Services, Inc.*	40,015	1,551,782
ION Geophysical Corp.*(a)	137,445	905,763
Lufkin Industries, Inc.	38,258	2,078,175
Matrix Service Co.*	29,173	331,114
OYO Geospace Corp.*	7,300	656,927
Pioneer Drilling Co.*	69,817	556,441
SEACOR Holdings, Inc.*	23,971	2,142,528
TETRA Technologies, Inc.*	87,641	624,880

		12,219,289

Food & Staples Retailing — 1.3%
Andersons, Inc. (The)	20,916	892,277
Casey’s General Stores, Inc.	43,365	2,558,101
Nash Finch Co.	13,932	299,259
Spartan Stores, Inc.	24,488	443,968
United Natural Foods, Inc.*	55,593	3,049,832

		7,243,437

Food Products — 2.5%
B&G Foods, Inc.	55,000	1,463,000
Calavo Growers, Inc.(a)	14,190	362,980
Cal-Maine Foods, Inc.	16,395	641,044

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food Products (continued)
Darling International, Inc.*	133,820	$2,206,692
Diamond Foods, Inc.(a)	25,057	447,017
Hain Celestial Group, Inc. (The)*	50,715	2,791,353
J&J Snack Foods Corp.	16,518	976,214
Sanderson Farms, Inc.(a)	22,235	1,018,808
Seneca Foods Corp. (Class A Stock)*	10,500	282,450
Snyders-Lance, Inc.	53,416	1,347,686
TreeHouse Foods, Inc.*	40,865	2,545,481

		14,082,725

Gas Utilities — 2.0%
Laclede Group, Inc. (The)	25,614	1,019,693
New Jersey Resources Corp.	47,204	2,058,567
Northwest Natural Gas Co.	30,465	1,450,134
Piedmont Natural Gas Co., Inc.(a)	82,303	2,649,334
South Jersey Industries, Inc.	34,622	1,764,683
Southwest Gas Corp.	52,411	2,287,740

		11,230,151

Healthcare Equipment & Supplies — 3.5%
Abaxis, Inc.*	24,612	910,644
Align Technology, Inc.*	79,457	2,658,631
Analogic Corp.	13,933	863,846
Cantel Medical Corp.	23,175	631,519
CONMED Corp.	32,049	886,796
CryoLife, Inc.*	30,753	160,838
Cyberonics, Inc.*	28,197	1,267,173
Greatbatch, Inc.*	26,744	607,356
Haemonetics Corp.*	28,797	2,134,146
ICU Medical, Inc.*	13,992	746,893
Integra LifeSciences Holdings Corp.*(a)	22,702	844,060
Invacare Corp.	36,202	558,597
Meridian Bioscience, Inc.	46,975	961,108
Merit Medical Systems, Inc.*	47,848	660,781
Natus Medical, Inc.*	33,225	386,074
Neogen Corp.*	26,780	1,237,236
NuVasive, Inc.*	48,600	1,232,496
Palomar Medical Technologies, Inc.*	21,677	184,255
SurModics, Inc.*	16,552	286,350
Symmetry Medical, Inc.*	40,877	350,725
West Pharmaceutical Services, Inc.	38,517	1,944,723

		19,514,247

Healthcare Providers & Services — 3.1%
Air Methods Corp.*(a)	13,072	1,284,324
Almost Family, Inc.*	9,452	211,158
Amedisys, Inc.*	33,859	421,545
AMN Healthcare Services, Inc.*	45,999	272,774
Amsurg Corp.*	36,074	1,081,498
Bio-Reference Labs, Inc.*(a)	28,170	740,308
Centene Corp.*	58,208	1,755,553
Chemed Corp.(a)	21,911	1,324,301
Corvel Corp.*	7,245	355,005
Cross Country Healthcare, Inc.*	23,263	101,659
Ensign Group, Inc. (The)	19,000	537,130
Gentiva Health Services, Inc.*	26,492	183,590
Hanger, Inc.*	38,609	989,935
Healthways, Inc.*	37,286	297,542
IPC The Hospitalist Co., Inc.*	18,905	856,775

SEE NOTES TO FINANCIAL STATEMENTS.

A133

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services (continued)
Kindred Healthcare, Inc.*	59,200	$581,936
Landauer, Inc.	10,768	617,329
LHC Group, Inc.*	18,098	306,942
Magellan Health Services, Inc.*	31,041	1,407,089
Molina Healthcare, Inc.*	32,522	762,966
MWI Veterinary Supply, Inc.*	14,556	1,495,920
PharMerica Corp.*	33,495	365,765
PSS World Medical, Inc.*(a)	57,291	1,202,538

		17,153,582

Healthcare Technology — 0.6%
Computer Programs & Systems, Inc.	12,536	717,310
Medidata Solutions, Inc.*	25,300	826,551
Omnicell, Inc.*	37,722	552,250
Quality Systems, Inc.	45,234	1,244,387

		3,340,498

Hotels, Restaurants & Leisure — 3.2%
Biglari Holdings, Inc.*	1,676	647,590
BJ’s Restaurants, Inc.*(a)	27,672	1,051,536
Boyd Gaming Corp.*(a)	61,900	445,680
Buffalo Wild Wings, Inc.*	21,065	1,825,072
CEC Entertainment, Inc.	20,707	753,114
Cracker Barrel Old Country Store, Inc.	26,478	1,662,818
DineEquity, Inc.*	17,905	799,279
Interval Leisure Group, Inc.	45,436	863,738
Jack In The Box, Inc.*	50,317	1,402,838
Marcus Corp.	22,558	310,398
Marriott Vacations Worldwide Corp.*	30,900	957,282
Monarch Casino & Resort, Inc.*	12,531	114,533
Multimedia Games Holding Co., Inc.*	30,999	433,986
Papa John’s International, Inc.*	20,615	980,656
Peet’s Coffee & Tea, Inc.*(a)	14,994	900,240
Pinnacle Entertainment, Inc.*	70,813	681,221
Red Robin Gourmet Burgers, Inc.*	12,663	386,348
Ruby Tuesday, Inc.*	71,484	486,806
Ruth’s Hospitality Group, Inc.*	39,648	261,677
Shuffle Master, Inc.*	62,859	867,454
Sonic Corp.*	68,614	687,512
Texas Roadhouse, Inc.	67,930	1,251,950

		17,771,728

Household Durables — 1.4%
American Greetings Corp. (Class A Stock)(a)	39,800	581,876
Blyth, Inc.(a)	11,966	413,545
Ethan Allen Interiors, Inc.	29,599	589,908
Helen of Troy Ltd.*	36,010	1,220,379
iRobot Corp.*(a)	31,100	688,865
La-Z-Boy, Inc.*	58,401	717,748
M/I Homes, Inc.*	21,370	370,129
Meritage Homes Corp.*	31,997	1,085,978
Ryland Group, Inc. (The)	50,600	1,294,348
Standard Pacific Corp.*(a)	115,322	713,843
Universal Electronics, Inc.*	16,954	223,284

		7,899,903

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products — 0.3%
Central Garden and Pet Co. (Class A Stock)*	47,988	$522,590
WD-40 Co.	18,109	902,009

		1,424,599

Industrial Conglomerates — 0.1%
Standex International Corp.	14,370	611,731

Insurance — 2.3%
AMERISAFE, Inc.*	20,714	537,528
eHealth, Inc.*	22,291	359,108
Employers Holdings, Inc.	35,915	647,906
Horace Mann Educators Corp.	45,100	788,348
Infinity Property & Casualty Corp.	13,489	777,911
Meadowbrook Insurance Group, Inc.	52,300	459,717
National Financial Partners Corp.*(a)	45,854	614,444
Navigators Group, Inc. (The)*	12,318	616,516
Presidential Life Corp.	23,995	235,871
ProAssurance Corp.	34,933	3,112,181
RLI Corp.	19,105	1,302,961
Safety Insurance Group, Inc.	17,360	705,510
Selective Insurance Group, Inc.	62,207	1,083,024
Stewart Information Services Corp.(a)	22,102	339,266
Tower Group, Inc.	44,761	934,162
United Fire Group, Inc.	23,361	498,290

		13,012,743

Internet & Catalog Retail — 0.2%
Blue Nile, Inc.*(a)	15,680	465,853
Nutrisystem, Inc.(a)	30,628	354,059
PetMed Express, Inc.	22,481	273,369

		1,093,281

Internet Software & Services — 1.9%
Blucora, Inc.*	45,112	555,780
comScore, Inc.*	40,177	661,313
DealerTrack Holdings, Inc.*	47,983	1,444,768
Digital River, Inc.*	40,600	674,772
j2 Global, Inc.(a)	52,678	1,391,753
Liquidity Services, Inc.*	27,000	1,382,130
LivePerson, Inc.*	55,700	1,061,642
LogMeIn, Inc.*(a)	24,400	744,688
OpenTable, Inc.*(a)	25,700	1,156,757
Perficient, Inc.*	35,314	396,576
QuinStreet, Inc.*	27,100	250,946
Stamps.com, Inc.*	16,020	395,213
United Online, Inc.	102,430	432,255
XO Group, Inc.*	25,195	223,480

		10,772,073

IT Services — 1.8%
CACI International, Inc. (Class A Stock)*(a)	30,344	1,669,527
Cardtronics, Inc.*	50,100	1,513,521
CIBER, Inc.*	81,723	352,226
CSG Systems International, Inc.*	38,524	665,695
ExlService Holdings, Inc.*	17,500	431,200
Forrester Research, Inc.	16,762	567,561
Heartland Payment Systems, Inc.	44,111	1,326,859
Higher One Holdings, Inc.*(a)	30,800	376,376

SEE NOTES TO FINANCIAL STATEMENTS.

A134

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services (continued)
IGate Corp.*	34,400	$585,488
MAXIMUS, Inc.	38,636	1,999,413
NCI, Inc. (Class A Stock)*	7,800	31,590
TeleTech Holdings, Inc.*	28,367	453,872
Virtusa Corp.*	21,000	280,350

		10,253,678

Leisure Equipment & Products — 0.8%
Arctic Cat, Inc.*	14,357	524,892
Brunswick Corp.(a)	101,529	2,255,974
Callaway Golf Co.(a)	73,880	436,631
JAKKS Pacific, Inc.	29,415	470,934
Sturm Ruger & Co., Inc.(a)	21,727	872,339

		4,560,770

Life Sciences Tools & Services — 0.7%
Affymetrix, Inc.*(a)	79,700	373,793
Cambrex Corp.*	33,132	311,772
Enzo Biochem, Inc.*	36,857	61,551
Luminex Corp.*	42,800	1,048,172
PAREXEL International Corp.*	67,957	1,918,426

		3,713,714

Machinery — 3.6%
Actuant Corp. (Class A Stock)	77,764	2,112,070
Albany International Corp. (Class A Stock)	32,004	598,795
Astec Industries, Inc.*	22,810	699,811
Barnes Group, Inc.	53,016	1,287,759
Briggs & Stratton Corp.(a)	55,346	968,001
Cascade Corp.	9,793	460,761
CIRCOR International, Inc.	19,688	671,164
EnPro Industries, Inc.*(a)	23,478	877,373
ESCO Technologies, Inc.	30,421	1,108,541
Federal Signal Corp.*	60,100	350,984
John Bean Technologies Corp.	32,847	445,734
Kaydon Corp.	36,367	777,890
Lindsay Corp.(a)	14,479	939,687
Lydall, Inc.*	19,356	261,693
Mueller Industries, Inc.	43,449	1,850,493
Robbins & Myers, Inc.	49,997	2,090,875
Tennant Co.	21,500	858,925
Toro Co. (The)	34,083	2,497,943
Watts Water Technologies, Inc. (Class A Stock)	33,421	1,114,256

		19,972,755

Media — 0.7%
Arbitron, Inc.	29,761	1,041,635
Digital Generation, Inc.*	30,800	380,996
E.W. Scripps Co. (Class A Stock)*	34,901	335,398
Harte-Hanks, Inc.	49,700	454,258
Live Nation Entertainment, Inc.*(a)	165,876	1,522,742

		3,735,029

Metals & Mining — 1.3%
A.M. Castle & Co.*(a)	18,883	200,538
AK Steel Holding Corp.(a)	116,400	683,268
AMCOL International Corp.	28,691	812,242
Century Aluminum Co.*	54,463	399,214

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining (continued)
Globe Specialty Metals, Inc.	70,800	$950,844
Haynes International, Inc.	13,900	708,066
Kaiser Aluminum Corp.	18,100	938,304
Materion Corp.	23,078	531,486
Olympic Steel, Inc.	10,538	173,034
RTI International Metals, Inc.*(a)	34,411	778,721
SunCoke Energy, Inc.*	79,400	1,163,210

		7,338,927

Multiline Retail — 0.1%
Fred’s, Inc. (Class A Stock)	41,666	637,073
Tuesday Morning Corp.*	46,632	200,051

		837,124

Multi-Utilities — 0.8%
Avista Corp.	66,803	1,783,640
CH Energy Group, Inc.	16,985	1,115,745
NorthWestern Corp.	41,400	1,519,380

		4,418,765

Oil, Gas & Consumable Fuels — 1.7%
Approach Resources, Inc.*(a)	31,300	799,402
Cloud Peak Energy, Inc.*(a)	69,200	1,170,172
Comstock Resources, Inc.*(a)	54,500	894,890
Contango Oil & Gas Co.*(a)	14,500	858,400
GeoResources, Inc.*	22,800	834,708
Gulfport Energy Corp.*	51,400	1,060,382
Overseas Shipholding Group, Inc.(a)	29,900	332,189
PDC Energy, Inc.*	34,226	839,222
Penn Virginia Corp.	51,298	376,527
Petroquest Energy, Inc.*(a)	54,645	273,225
Stone Energy Corp.*(a)	55,794	1,413,820
Swift Energy Co.*	48,444	901,543

		9,754,480

Paper & Forest Products — 1.1%
Buckeye Technologies, Inc.	44,742	1,274,699
Clearwater Paper Corp.*	26,580	906,910
Deltic Timber Corp.	12,391	755,603
KapStone Paper and Packaging Corp.*	44,600	706,910
Neenah Paper, Inc.	17,978	479,833
Schweitzer-Mauduit International, Inc.	17,788	1,212,074
Wausau Paper Corp.	55,667	541,640

		5,877,669

Personal Products — 0.3%
Inter Parfums, Inc.	18,300	316,041
Medifast, Inc.*	15,800	310,944
Prestige Brands Holdings, Inc.*	57,200	904,332

		1,531,317

Pharmaceuticals — 2.4%
Akorn, Inc.*(a)	76,600	1,207,982
Hi-Tech Pharmacal Co., Inc.*	11,800	382,320
Medicines Co. (The)*	62,100	1,424,574
Par Pharmaceutical Cos., Inc.*	41,743	1,508,592
Questcor Pharmaceuticals, Inc.*(a)	68,500	3,646,940
Salix Pharmaceuticals Ltd.*(a)	66,083	3,597,558
ViroPharma, Inc.*	78,437	1,858,957

		13,626,923

SEE NOTES TO FINANCIAL STATEMENTS.

A135

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Professional Services — 1.0%
CDI Corp.	14,788	$242,523
Dolan Co. (The)*	34,100	229,493
Exponent, Inc.*	15,240	805,129
Heidrick & Struggles International, Inc.	20,514	358,995
Insperity, Inc.	25,679	694,617
Kelly Services, Inc. (Class A Stock)	32,339	417,496
Navigant Consulting, Inc.*	58,700	741,968
On Assignment, Inc.*	48,186	769,049
Resources Connection, Inc.	48,300	594,090
TrueBlue, Inc.*	44,118	682,947

		5,536,307

Real Estate Investment Trusts — 8.2%
Acadia Realty Trust	49,905	1,156,798
Cedar Realty Trust, Inc.	64,166	324,038
Colonial Properties Trust(a)	99,939	2,212,649
Cousins Properties, Inc.	118,200	916,050
DiamondRock Hospitality Co.	190,870	1,946,874
EastGroup Properties, Inc.(a)	31,963	1,703,628
Entertainment Properties Trust(a)	53,370	2,194,041
Extra Space Storage, Inc.	118,108	3,614,105
Franklin Street Properties Corp.	81,802	865,465
Getty Realty Corp.(a)	30,800	589,820
Healthcare Realty Trust, Inc.	88,600	2,112,224
Inland Real Estate Corp.	82,435	690,805
Kilroy Realty Corp.(a)	77,598	3,756,519
Kite Realty Group Trust	72,191	360,233
LaSalle Hotel Properties(a)	97,372	2,837,420
Lexington Realty Trust(a)	153,916	1,303,669
LTC Properties, Inc.	34,626	1,256,231
Medical Properties Trust, Inc.	154,066	1,482,115
Mid-America Apartment Communities, Inc.	46,616	3,181,076
Parkway Properties, Inc.	22,748	260,237
Pennsylvania Real Estate Investment Trust	63,422	950,062
Post Properties, Inc.	61,061	2,988,936
PS Business Parks, Inc.	21,202	1,435,799
Sabra Health Care REIT, Inc.	41,900	716,909
Saul Centers, Inc.	13,400	574,458
Sovran Self Storage, Inc.	32,997	1,652,820
Tanger Factory Outlet Centers	105,384	3,377,557
Universal Health Realty Income Trust	14,400	598,032
Urstadt Biddle Properties, Inc. (Class A Stock)	26,350	520,940

		45,579,510

Real Estate Management & Development — 0.1%
Forestar Group, Inc.*	39,156	501,588

Road & Rail — 0.8%
Arkansas Best Corp.	28,995	365,337
Heartland Express, Inc.	64,648	925,113
Knight Transportation, Inc.	66,788	1,067,940
Old Dominion Freight Line, Inc.*	53,533	2,317,444

		4,675,834

Semiconductors & Semiconductor Equipment — 4.8%
Advanced Energy Industries, Inc.*	45,197	606,544
ATMI, Inc.*	36,206	744,757

COMMON STOCKS (continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment (continued)
Brooks Automation, Inc.	74,805	$706,159
Cabot Microelectronics Corp.	26,811	783,149
Ceva, Inc.*(a)	26,400	464,904
Cirrus Logic, Inc.*	73,300	2,190,204
Cohu, Inc.	27,597	280,386
Cymer, Inc.*(a)	35,170	2,073,272
Diodes, Inc.*(a)	41,870	785,900
DSP Group, Inc.*	16,428	104,154
Entropic Communications, Inc.*	98,900	557,796
Exar Corp.*	50,823	414,716
GT Advanced Technologies, Inc.*	125,600	663,168
Hittite Microwave Corp.*	31,906	1,631,035
Kopin Corp.*	61,196	210,514
Kulicke & Soffa Industries, Inc.*	84,132	750,457
Micrel, Inc.	55,402	527,981
Microsemi Corp.*	99,719	1,843,804
MKS Instruments, Inc.	59,785	1,729,580
Monolithic Power Systems, Inc.*	33,900	673,593
Nanometrics, Inc.*	19,600	301,056
Pericom Semiconductor Corp.*	20,860	187,740
Power Integrations, Inc.	32,400	1,208,520
Rubicon Technology, Inc.*(a)	19,300	196,860
Rudolph Technologies, Inc.*	36,394	317,356
Sigma Designs, Inc.*	36,758	234,516
Standard Microsystems Corp.*	25,376	936,121
STR Holdings, Inc.*(a)	46,600	212,496
Supertex, Inc.*	13,672	257,717
Tessera Technologies, Inc.	58,977	906,476
TriQuint Semiconductor, Inc.*	189,676	1,043,218
Ultratech, Inc.*	29,811	939,046
Veeco Instruments, Inc.*(a)	44,242	1,520,155
Volterra Semiconductor Corp.*	28,700	673,015

		26,676,365

Software — 3.4%
Blackbaud, Inc.	51,283	1,316,435
Bottomline Technologies, Inc.*	41,400	747,270
CommVault Systems, Inc.*	50,842	2,520,238
Ebix, Inc.(a)	35,657	711,357
EPIQ Systems, Inc.	36,517	447,333
Interactive Intelligence Group, Inc.*	16,279	459,231
JDA Software Group, Inc.*	48,389	1,436,669
Manhattan Associates, Inc.*	23,093	1,055,581
MicroStrategy, Inc. (Class A Stock)*	9,250	1,201,205
Monotype Imaging Holdings, Inc.*	41,300	692,601
Netscout Systems, Inc.*	39,395	850,538
Opnet Technologies, Inc.	17,000	452,030
Progress Software Corp.*	70,647	1,474,403
Sourcefire, Inc.*(a)	33,400	1,716,760
Synchronoss Technologies, Inc.*(a)	30,900	570,723
Take-Two Interactive Software, Inc.*	102,012	965,034
Tyler Technologies, Inc.*	28,127	1,134,924
VASCO Data Security International, Inc.*	32,000	261,760
Websense, Inc.*(a)	42,270	791,717

		18,805,809

Specialty Retail — 4.7%
Big 5 Sporting Goods Corp.	24,637	186,256
Brown Shoe Co., Inc.	47,534	613,664
Buckle, Inc. (The)(a)	31,059	1,229,005
Cabela’s, Inc.*	49,592	1,875,074
Cato Corp. (The) (Class A Stock)	33,103	1,008,317
Children’s Place Retail Stores, Inc. (The)*	27,665	1,378,547
Christopher & Banks Corp.	39,178	46,230

SEE NOTES TO FINANCIAL STATEMENTS.

A136

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Specialty Retail (continued)
Coldwater Creek, Inc.*	96,867	$52,889
Finish Line, Inc. (The) (Class A Stock)	59,046	1,234,652
Genesco, Inc.*	27,722	1,667,478
Group 1 Automotive, Inc.	26,064	1,188,779
Haverty Furniture Cos., Inc.	21,541	240,613
Hibbett Sports, Inc.*	29,896	1,725,298
Hot Topic, Inc.	47,903	464,180
Jos A. Bank Clothiers, Inc.*(a)	31,731	1,347,298
Kirkland’s, Inc.*	17,300	194,625
Lithia Motors, Inc. (Class A Stock)	24,430	563,112
Lumber Liquidators Holdings, Inc.*(a)	31,322	1,058,370
MarineMax, Inc.*(a)	26,442	251,464
Men’s Wearhouse, Inc. (The)	57,867	1,628,377
Monro Muffler Brake, Inc.	35,172	1,169,117
OfficeMax, Inc.*	97,199	491,827
Pep Boys-Manny Moe & Jack (The)	59,726	591,287
rue21, Inc.*(a)	17,900	451,796
Select Comfort Corp.*(a)	64,500	1,349,340
Sonic Automotive, Inc. (Class A Stock)	39,647	541,975
Stage Stores, Inc.	34,579	633,487
Stein Mart, Inc.*	30,083	239,160
Vitamin Shoppe, Inc.*	33,500	1,840,155
Zale Corp.*(a)	28,662	77,101
Zumiez, Inc.*	24,950	988,020

		26,327,493

Textiles, Apparel & Luxury Goods — 2.2%
Crocs, Inc.*(a)	102,043	1,647,995
Fifth & Pacific Cos., Inc.*(a)	123,266	1,322,644
Iconix Brand Group, Inc.*	79,831	1,394,648
K-Swiss, Inc. (Class A Stock)*	30,978	95,412
Maidenform Brands, Inc.*	26,821	534,274
Movado Group, Inc.	20,017	500,825
Oxford Industries, Inc.	15,816	706,975
Perry Ellis International, Inc.*	13,779	285,914
Quiksilver, Inc.*	138,993	323,854
Skechers U.S.A., Inc. (Class A Stock)*	41,976	855,051
Steven Madden Ltd.*	44,800	1,422,400
True Religion Apparel, Inc.	29,164	845,173
Wolverine World Wide, Inc.	55,377	2,147,520

		12,082,685

Thrifts & Mortgage Finance — 1.0%
Bank Mutual Corp.	52,635	232,120
Brookline Bancorp, Inc.	79,132	700,318
Dime Community Bancshares, Inc.	31,981	425,028
Northwest Bancshares, Inc.	110,900	1,298,639
Oritani Financial Corp.	51,400	739,646
Provident Financial Services, Inc.	60,900	934,815
TrustCo Bank Corp. NY	96,995	529,593
ViewPoint Financial Group	36,800	575,552

		5,435,711

COMMON STOCKS (continued)	Shares	Value (Note 2)

Tobacco — 0.1%
Alliance One International, Inc.*(a)	98,838	$341,979

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	48,028	1,769,832
Kaman Corp.	30,022	928,880
Lawson Products, Inc.	3,924	36,297

		2,735,009

Water Utilities — 0.1%
American States Water Co.	21,376	846,062

Wireless Telecommunication Services — 0.1%
NTELOS Holdings Corp.	17,321	326,501
USA Mobility, Inc.	24,880	319,957

		646,458

TOTAL COMMON STOCKS (cost $435,101,439)		549,103,029

EXCHANGE TRADED FUND — 0.6%
iShares S&P SmallCap 600 Index Fund(a) (cost $ 2,477,097)	42,900	3,143,283

TOTAL LONG-TERM INVESTMENTS (cost $437,578,536)		552,246,312

SHORT-TERM INVESTMENTS — 15.9%
Affiliated Money Market Mutual Fund — 15.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $87,836,691; includes $84,902,304 of cash collateral received for securities on loan) (Note 4)(b)(c)	87,836,691	87,836,691

	Principal Amount (000)
U.S. Government Obligation — 0.2%
U.S. Treasury Bill, 0.08%, 09/20/2012(d)(e) (cost $799,856)	$800	799,871

TOTAL SHORT-TERM INVESTMENTS (cost $88,636,547)		88,636,562

TOTAL INVESTMENTS — 114.8% (cost $526,215,083)		640,882,874
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (14.8)%		(82,452,436)

NET ASSETS — 100.0%		$558,430,438

SEE NOTES TO FINANCIAL STATEMENTS.

A137

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The following abbreviation is used in portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,131,446; cash collateral of $84,902,304 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

(f)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation
Long Position:
84	Russell 2000 Mini	Sep. 2012	$6,374,051	$6,681,360	$307,309

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$549,103,029	$—	$—
Exchange Traded Fund	3,143,283	—	—
Affiliated Money Market Mutual Fund	87,836,691	—	—
U.S. Government Obligation	—	799,871	—

	640,083,003	799,871	—
Other Financial Instruments*
Futures contracts	307,309	—	—

Total	$640,390,312	$799,871	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A138

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 was as follows:

Affiliated Money Market Mutual Fund (including 15.2% of collateral received for securities on loan)	15.7%
Real Estate Investment Trusts	8.2
Commercial Banks	6.1
Semiconductors & Semiconductor Equipment	4.8
Specialty Retail	4.7
Electronic Equipment, Instruments & Components	4.0
Machinery	3.6
Healthcare Equipment & Supplies	3.5
Software	3.4
Hotels, Restaurants & Leisure	3.2
Healthcare Providers & Services	3.1
Commercial Services & Supplies	2.6
Food Products	2.5
Chemicals	2.4
Pharmaceuticals	2.4
Insurance	2.3
Energy Equipment & Services	2.2
Textiles, Apparel & Luxury Goods	2.2
Aerospace & Defense	2.0
Gas Utilities	2.0
Internet Software & Services	1.9
IT Services	1.8
Electrical Equipment	1.7
Oil, Gas & Consumable Fuels	1.7
Communications Equipment	1.4
Household Durables	1.4
Building Products	1.3
Food & Staples Retailing	1.3
Metals & Mining	1.3
Electric Utilities	1.2
Capital Markets	1.1
Diversified Consumer Services	1.1
Paper & Forest Products	1.1
Professional Services	1.0
Thrifts & Mortgage Finance	1.0

Biotechnology	0.9%
Computers & Peripherals	0.9
Consumer Finance	0.9
Construction & Engineering	0.8
Leisure Equipment & Products	0.8
Multi-Utilities	0.8
Road & Rail	0.8
Life Sciences Tools & Services	0.7
Media	0.7
Construction Materials	0.6
Exchange Traded Fund	0.6
Healthcare Technology	0.6
Air Freight & Logistics	0.5
Trading Companies & Distributors	0.5
Distributors	0.4
Diversified Telecommunication Services	0.4
Airlines	0.3
Auto Components	0.3
Household Products	0.3
Personal Products	0.3
Beverages	0.2
Internet & Catalog Retail	0.2
U.S. Government Obligation	0.2
Automobiles	0.1
Containers & Packaging	0.1
Diversified Financial Services	0.1
Industrial Conglomerates	0.1
Multiline Retail	0.1
Real Estate Management & Development	0.1
Tobacco	0.1
Water Utilities	0.1
Wireless Telecommunication Services	0.1

114.8
Liabilities in excess of other assets	(14.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker — variation margin	$307,309	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A139

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$414,297

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$270,330

For the six months ended June 30, 2012, the average value at trade date for futures long positions was $7,197,036.

SEE NOTES TO FINANCIAL STATEMENTS.

A140

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $85,131,446:
Unaffiliated investments (cost $438,378,392)	$553,046,183
Affiliated investments (cost $87,836,691)	87,836,691
Cash	965
Receivable for investments sold	2,884,562
Dividends and interest receivable	631,895
Due from broker—variation margin	197,400
Receivable for Series shares sold	74,426
Prepaid expenses	533

Total Assets	644,672,655

LIABILITIES
Collateral for securities on loan	84,902,304
Payable for investments purchased	659,255
Payable for Series shares repurchased	357,749
Management fee payable	175,320
Accrued expenses and other liabilities	146,663
Affiliated transfer agent fee payable	926

Total Liabilities	86,242,217

NET ASSETS	$558,430,438

Net assets were comprised of:
Paid-in capital	$440,580,791
Retained earnings	117,849,647

Net assets, June 30, 2012	$558,430,438

Net asset value and redemption price per share, $558,430,438 / 32,383,477 outstanding shares of beneficial interest	$17.24

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income	$4,502,084
Affiliated income from securities loaned, net	327,479
Affiliated dividend income	5,680
Interest	391

4,835,634

EXPENSES
Management fee	1,130,122
Shareholders’ reports	73,000
Custodian’s fees and expenses	51,000
Audit fee	10,000
Trustees’ fees	8,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	35,560

Total expenses	1,322,682

NET INVESTMENT INCOME	3,512,952

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investment transactions	7,552,797
Futures transactions	414,297

7,967,094

Net change in unrealized appreciation (depreciation) on:
Investments	30,364,439
Futures	270,330

30,634,769

NET GAIN ON INVESTMENTS	38,601,863

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,114,815

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,512,952	$3,433,729
Net realized gain on investments	7,967,094	28,610,049
Net change in unrealized appreciation (depreciation) on investments	30,634,769	(29,384,761)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	42,114,815	2,659,017

DISTRIBUTIONS	(32,045,611)	(12,229,897)

SERIES SHARE TRANSACTIONS:
Series shares sold [190,722 and 894,009 shares, respectively]	3,436,281	15,341,754
Series shares issued in reinvestment of distributions [1,922,352 and 717,296 shares, respectively]	32,045,611	12,229,897
Series shares repurchased [1,644,730 and 3,850,529 shares, respectively]	(29,765,931)	(65,253,551)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	5,715,961	(37,681,900)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,785,165	(47,252,780)
NET ASSETS:
Beginning of period	542,645,273	589,898,053

End of period	$558,430,438	$542,645,273

SEE NOTES TO FINANCIAL STATEMENTS.

A141

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 2.5%
Boeing Co. (The)	135,036	$10,033,175
General Dynamics Corp.	66,000	4,353,360
Goodrich Corp.	21,800	2,766,420
Honeywell International, Inc.	141,050	7,876,232
L-3 Communications Holdings, Inc.	18,700	1,383,987
Lockheed Martin Corp.(a)	49,198	4,284,162
Northrop Grumman Corp.	44,726	2,853,071
Precision Castparts Corp.	25,600	4,210,944
Raytheon Co.	59,218	3,351,147
Rockwell Collins, Inc.	28,100	1,386,735
Textron, Inc.(a)	44,900	1,116,663
United Technologies Corp.	164,100	12,394,473

		56,010,369

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.(a)	30,200	1,767,606
Expeditors International of Washington, Inc.	38,900	1,507,375
FedEx Corp.	56,940	5,216,273
United Parcel Service, Inc. (Class B Stock)	171,200	13,483,712

		21,974,966

Airlines — 0.1%
Southwest Airlines Co.	139,337	1,284,687

Auto Components — 0.2%
BorgWarner, Inc.*(a)	18,700	1,226,533
Goodyear Tire & Rubber Co. (The)*	38,600	455,866
Johnson Controls, Inc.	126,000	3,491,460

		5,173,859

Automobiles — 0.4%
Ford Motor Co.(a)	704,559	6,756,721
Harley-Davidson, Inc.	41,300	1,888,649

		8,645,370

Beverages — 2.7%
Beam, Inc.	25,900	1,618,491
Brown-Forman Corp. (Class B Stock)	18,500	1,791,725
Coca-Cola Co. (The)(a)	407,000	31,823,330
Coca-Cola Enterprises, Inc.	48,800	1,368,352
Constellation Brands, Inc. (Class A Stock)*	30,100	814,506
Dr Pepper Snapple Group, Inc.(a)	38,800	1,697,500
Molson Coors Brewing Co. (Class B Stock)	29,100	1,210,851
Monster Beverage Corp.*	14,600	1,039,520
PepsiCo, Inc.	282,639	19,971,272

		61,335,547

Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc.*	32,700	3,247,110
Amgen, Inc.	143,094	10,451,586
Biogen Idec, Inc.*	43,525	6,284,139
Celgene Corp.*	80,500	5,164,880
Gilead Sciences, Inc.*	136,900	7,020,232

		32,167,947

Building Products — 0.0%
Masco Corp.	54,800	760,076

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 1.8%
Ameriprise Financial, Inc.	40,900	$2,137,434
Bank of New York Mellon Corp. (The)	215,089	4,721,204
BlackRock, Inc. (Class A Stock)	22,700	3,854,914
Charles Schwab Corp. (The)	192,300	2,486,439
E*Trade Financial Corp.*	43,610	350,624
Federated Investors, Inc. (Class B Stock)(a)	15,000	327,750
Franklin Resources, Inc.	26,400	2,930,136
Goldman Sachs Group, Inc. (The)	91,000	8,723,260
Invesco Ltd.	83,600	1,889,360
Legg Mason, Inc.	23,900	630,243
Morgan Stanley	276,410	4,032,822
Northern Trust Corp.	44,200	2,034,084
State Street Corp.	88,600	3,955,104
T. Rowe Price Group, Inc.(a)	46,900	2,952,824

		41,026,198

Chemicals — 2.3%
Air Products & Chemicals, Inc.	38,200	3,083,886
Airgas, Inc.	13,200	1,108,932
CF Industries Holdings, Inc.	12,400	2,402,376
Dow Chemical Co. (The)	213,461	6,724,021
E.I. du Pont de Nemours & Co.(a)	167,991	8,495,305
Eastman Chemical Co.(a)	25,600	1,289,472
Ecolab, Inc.	50,400	3,453,912
FMC Corp.	25,200	1,347,696
International Flavors & Fragrances, Inc.	16,100	882,280
Monsanto Co.	96,996	8,029,329
Mosaic Co. (The)	54,200	2,967,992
PPG Industries, Inc.	26,700	2,833,404
Praxair, Inc.	54,400	5,914,912
Sherwin-Williams Co. (The)	15,700	2,077,895
Sigma-Aldrich Corp.(a)	20,700	1,530,351

		52,141,763

Commercial Banks — 2.9%
BB&T Corp.	128,300	3,958,055
Comerica, Inc.	33,950	1,042,604
Fifth Third Bancorp	167,749	2,247,837
First Horizon National Corp.	39,745	343,794
Huntington Bancshares, Inc.(a)	156,775	1,003,360
KeyCorp	179,700	1,390,878
M&T Bank Corp.	23,800	1,965,166
PNC Financial Services Group, Inc.	96,693	5,908,909
Regions Financial Corp.	255,912	1,727,406
SunTrust Banks, Inc.	100,800	2,442,384
U.S. Bancorp	346,781	11,152,477
Wells Fargo & Co.	954,086	31,904,636
Zions Bancorporation(a)	30,000	582,600

		65,670,106

Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	19,000	519,460
Cintas Corp.	21,700	837,837
Iron Mountain, Inc.	32,100	1,058,016
Pitney Bowes, Inc.(a)	34,700	519,459
Republic Services, Inc.	58,310	1,542,883

SEE NOTES TO FINANCIAL STATEMENTS.

A142

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services & Supplies (continued)
RR Donnelley & Sons Co.(a)	31,300	$368,401
Stericycle, Inc.*(a)	13,900	1,274,213
Waste Management, Inc.	85,030	2,840,002

		8,960,271

Communications Equipment — 1.8%
Cisco Systems, Inc.	977,000	16,775,090
F5 Networks, Inc.*	14,800	1,473,488
Harris Corp.	20,700	866,295
JDS Uniphase Corp.*(a)	39,587	435,457
Juniper Networks, Inc.*	98,000	1,598,380
Motorola Solutions, Inc.	53,927	2,594,428
QUALCOMM, Inc.	305,700	17,021,376

		40,764,514

Computers & Peripherals — 5.5%
Apple, Inc.*	168,400	98,345,600
Dell, Inc.*(a)	283,500	3,549,420
EMC Corp.*	371,574	9,523,442
Hewlett-Packard Co.	357,616	7,191,658
Lexmark International, Inc. (Class A Stock)	12,314	327,306
NetApp, Inc.*	66,800	2,125,576
SanDisk Corp.*	41,900	1,528,512
Seagate Technology PLC (Ireland)	15,000	370,950
Western Digital Corp.*	38,600	1,176,528

		124,138,992

Construction & Engineering — 0.1%
Fluor Corp.	31,700	1,564,078
Jacobs Engineering Group, Inc.*	22,200	840,492
Quanta Services, Inc.*(a)	33,000	794,310

		3,198,880

Construction Materials — 0.0%
Vulcan Materials Co.	22,300	885,533

Consumer Finance — 0.9%
American Express Co.	181,200	10,547,652
Capital One Financial Corp.	100,769	5,508,033
Discover Financial Services	96,805	3,347,517
SLM Corp.	98,000	1,539,580

		20,942,782

Containers & Packaging — 0.1%
Ball Corp.	29,900	1,227,395
Bemis Co., Inc.	17,900	560,986
Owens-Illinois, Inc.*	30,400	582,768
Sealed Air Corp.	31,620	488,213

		2,859,362

Distributors — 0.1%
Genuine Parts Co.	28,825	1,736,706

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)*(a)	22,700	821,513
DeVry, Inc.	10,000	309,700
H&R Block, Inc.(a)	54,500	870,910

		2,002,123

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services — 2.8%
Bank of America Corp.	1,935,632	$15,833,470
Citigroup, Inc.	534,697	14,656,045
CME Group, Inc.	12,120	3,249,493
IntercontinentalExchange, Inc.*(a)	12,900	1,754,142
JPMorgan Chase & Co.	692,145	24,730,341
Leucadia National Corp.	37,600	799,752
Moody’s Corp.	36,720	1,342,116
NASDAQ OMX Group, Inc. (The)	24,600	557,682
NYSE Euronext	48,500	1,240,630

		64,163,671

Diversified Telecommunication Services — 3.0%
AT&T, Inc.	1,058,011	37,728,672
CenturyLink, Inc.(a)	113,585	4,485,472
Frontier Communications Corp.(a)	177,916	681,418
Verizon Communications, Inc.(a)	516,338	22,946,061
Windstream Corp.(a)	96,065	927,988

		66,769,611

Electric Utilities — 2.1%
American Electric Power Co., Inc.	90,040	3,592,596
Duke Energy Corp.(a)	240,782	5,552,433
Edison International	60,100	2,776,620
Entergy Corp.	32,700	2,220,003
Exelon Corp.	153,073	5,758,606
FirstEnergy Corp.	76,280	3,752,213
NextEra Energy, Inc.(a)	76,400	5,257,084
Northeast Utilities	52,800	2,049,168
Pepco Holdings, Inc.(a)	36,200	708,434
Pinnacle West Capital Corp.	20,900	1,081,366
PPL Corp.	102,700	2,856,087
Progress Energy, Inc.	53,614	3,225,955
Southern Co.	153,900	7,125,570
Xcel Energy, Inc.	90,095	2,559,599

		48,515,734

Electrical Equipment — 0.5%
Cooper Industries PLC	27,700	1,888,586
Emerson Electric Co.(a)	132,100	6,153,218
Rockwell Automation, Inc.	25,900	1,710,954
Roper Industries, Inc.	17,100	1,685,718

		11,438,476

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	30,300	1,664,076
Corning, Inc.	279,200	3,610,056
FLIR Systems, Inc.	23,500	458,250
Jabil Circuit, Inc.	36,400	740,012
Molex, Inc.	26,600	636,804
TE Connectivity Ltd.	76,600	2,444,306

		9,553,504

Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	80,248	3,298,193
Cameron International Corp.*	41,800	1,785,278
Diamond Offshore Drilling, Inc.(a)	12,500	739,125
FMC Technologies, Inc.*	44,600	1,749,658
Halliburton Co.	164,700	4,675,833
Helmerich & Payne, Inc.	19,900	865,252

SEE NOTES TO FINANCIAL STATEMENTS.

A143

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Nabors Industries Ltd.*	56,600	$815,040
National Oilwell Varco, Inc.	77,700	5,006,988
Noble Corp.	45,300	1,473,609
Rowan Cos. PLC (Class A Stock)*	20,500	662,765
Schlumberger Ltd.	241,722	15,690,175

		36,761,916

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	78,132	7,422,540
CVS Caremark Corp.	235,238	10,992,672
Kroger Co. (The)	105,600	2,448,864
Safeway, Inc.(a)	47,500	862,125
Sysco Corp.	101,500	3,025,715
Walgreen Co.	157,400	4,655,892
Wal-Mart Stores, Inc.	311,800	21,738,696
Whole Foods Market, Inc.	29,000	2,764,280

		53,910,784

Food Products — 1.7%
Archer-Daniels-Midland Co.	121,238	3,578,946
Campbell Soup Co.	30,100	1,004,738
ConAgra Foods, Inc.	70,300	1,822,879
Dean Foods Co.*	24,300	413,829
General Mills, Inc.	116,700	4,497,618
H.J. Heinz Co.	56,050	3,047,999
Hershey Co. (The)	27,100	1,952,013
Hormel Foods Corp.(a)	25,600	778,752
J.M. Smucker Co. (The)	20,300	1,533,056
Kellogg Co.	45,100	2,224,783
Kraft Foods, Inc. (Class A Stock)	319,211	12,327,929
McCormick & Co., Inc.	24,800	1,504,120
Mead Johnson Nutrition Co.	37,293	3,002,459
Tyson Foods, Inc. (Class A Stock)	56,100	1,056,363

		38,745,484

Gas Utilities — 0.1%
AGL Resources, Inc.	17,537	679,559
ONEOK, Inc.(a)	36,240	1,533,314

		2,212,873

Healthcare Equipment & Supplies — 1.8%
Baxter International, Inc.	102,700	5,458,505
Becton, Dickinson & Co.	38,300	2,862,925
Boston Scientific Corp.*	277,799	1,575,120
C.R. Bard, Inc.(a)	16,000	1,719,040
CareFusion Corp.*	39,537	1,015,310
Covidien PLC	85,100	4,552,850
DENTSPLY International, Inc.	22,500	850,725
Edwards Lifesciences Corp.*	20,200	2,086,660
Intuitive Surgical, Inc.*	7,200	3,987,288
Medtronic, Inc.	188,200	7,288,986
St. Jude Medical, Inc.	59,800	2,386,618
Stryker Corp.	57,900	3,190,290
Varian Medical Systems, Inc.*(a)	20,400	1,239,708
Zimmer Holdings, Inc.	33,386	2,148,723

		40,362,748

Healthcare Providers & Services — 2.1%
Aetna, Inc.	64,448	2,498,649
AmerisourceBergen Corp.	47,100	1,853,385

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services (continued)
Cardinal Health, Inc.	58,975	$2,476,950
CIGNA Corp.	52,100	2,292,400
Coventry Health Care, Inc.	27,650	878,994
DaVita, Inc.*(a)	17,500	1,718,675
Express Scripts Holding Co.*	145,551	8,126,112
Humana, Inc.	30,600	2,369,664
Laboratory Corp. of America Holdings*(a)	17,500	1,620,675
McKesson Corp.	43,407	4,069,406
Patterson Cos., Inc.	15,900	548,073
Quest Diagnostics, Inc.	28,100	1,683,190
Tenet Healthcare Corp.*	80,000	419,200
UnitedHealth Group, Inc.	188,400	11,021,400
WellPoint, Inc.	61,200	3,903,948

		45,480,721

Healthcare Technology — 0.1%
Cerner Corp.*(a)	24,900	2,058,234

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.(a)	78,900	2,703,903
Chipotle Mexican Grill, Inc.*(a)	5,500	2,089,725
Darden Restaurants, Inc.(a)	23,350	1,182,210
International Game Technology(a)	56,100	883,575
Marriott International, Inc. (Class A Stock)(a)	48,103	1,885,638
McDonald’s Corp.	185,100	16,386,903
Starbucks Corp.	134,000	7,144,880
Starwood Hotels & Resorts Worldwide, Inc.	32,800	1,739,712
Wyndham Worldwide Corp.	27,463	1,448,399
Wynn Resorts Ltd.	13,100	1,358,732
Yum! Brands, Inc.	81,800	5,269,556

		42,093,233

Household Durables — 0.2%
D.R. Horton, Inc.(a)	45,200	830,776
Harman International Industries, Inc.(a)	14,100	558,360
Leggett & Platt, Inc.	28,200	595,866
Lennar Corp. (Class A Stock)(a)	24,300	751,113
Newell Rubbermaid, Inc.	55,749	1,011,287
Pulte Group, Inc.*(a)	48,385	517,719
Whirlpool Corp.(a)	14,607	893,364

		5,158,485

Household Products — 2.1%
Clorox Co. (The)(a)	24,400	1,768,024
Colgate-Palmolive Co.	86,200	8,973,420
Kimberly-Clark Corp.(a)	71,988	6,030,435
Procter & Gamble Co. (The)	494,081	30,262,461

		47,034,340

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)*	117,900	1,512,657
NRG Energy, Inc.*(a)	45,800	795,088

		2,307,745

SEE NOTES TO FINANCIAL STATEMENTS.

A144

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Industrial Conglomerates — 2.7%
3M Co.(a)	125,500	$11,244,800
Danaher Corp.	102,200	5,322,576
General Electric Co.	1,910,500	39,814,820
Tyco International Ltd.	83,800	4,428,830

		60,811,026

Insurance — 3.4%
ACE Ltd.	63,900	4,736,907
Aflac, Inc.	89,700	3,820,323
Allstate Corp. (The)	95,288	3,343,656
American International Group, Inc.*	110,629	3,550,085
Aon PLC (United Kingdom)	62,425	2,920,242
Assurant, Inc.(a)	20,600	717,704
Berkshire Hathaway, Inc. (Class B Stock)*	316,400	26,365,612
Chubb Corp. (The)	51,300	3,735,666
Cincinnati Financial Corp.	30,128	1,146,973
Genworth Financial, Inc. (Class A Stock)*	103,200	584,112
Hartford Financial Services Group, Inc. (The)	84,300	1,486,209
Lincoln National Corp.	58,963	1,289,521
Loews Corp.	60,626	2,480,210
Marsh & McLennan Cos., Inc.(a)	103,400	3,332,582
MetLife, Inc.	197,700	6,099,045
Principal Financial Group, Inc.(a)	62,000	1,626,260
Progressive Corp. (The)(a)	119,800	2,495,434
Torchmark Corp.	20,750	1,048,912
Travelers Cos., Inc. (The)	73,598	4,698,496
Unum Group	61,356	1,173,740
XL Group PLC (Class A Stock)	59,500	1,251,880

		77,903,569

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	64,800	14,797,080
Expedia, Inc.(a)	16,700	802,769
Netflix, Inc.*(a)	8,700	595,689
priceline.com, Inc.*	8,900	5,914,228
TripAdvisor, Inc.*(a)	16,500	737,385

		22,847,151

Internet Software & Services — 1.8%
Akamai Technologies, Inc.*	33,500	1,063,625
eBay, Inc.*	205,900	8,649,859
Google, Inc. (Class A Stock)*	45,890	26,619,412
VeriSign, Inc.*(a)	26,400	1,150,248
Yahoo!, Inc.*	219,200	3,469,936

		40,953,080

IT Services — 3.8%
Accenture PLC (Ireland) (Class A Stock)	117,300	7,048,557
Automatic Data Processing, Inc.	89,800	4,998,268
Cognizant Technology Solutions Corp. (Class A Stock)*	55,600	3,336,000
Computer Sciences Corp.	26,300	652,766
Fidelity National Information Services, Inc.	43,900	1,496,112
Fiserv, Inc.*	23,100	1,668,282

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services (continued)
International Business Machines Corp.	208,400	$40,758,872
Mastercard, Inc. (Class A Stock)	19,100	8,215,101
Paychex, Inc.(a)	58,550	1,839,056
SAIC, Inc.	54,400	659,328
Teradata Corp.*	29,600	2,131,496
Total System Services, Inc.	29,993	717,732
Visa, Inc. (Class A Stock)	90,500	11,188,515
Western Union Co. (The)	115,004	1,936,667

		86,646,752

Leisure Equipment & Products — 0.1%
Hasbro, Inc.(a)	22,150	750,220
Mattel, Inc.(a)	57,681	1,871,172

		2,621,392

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	65,682	2,577,361
Life Technologies Corp.*	33,330	1,499,517
PerkinElmer, Inc.	23,200	598,560
Thermo Fisher Scientific, Inc.	68,400	3,550,644
Waters Corp.*(a)	15,900	1,263,573

		9,489,655

Machinery — 1.8%
Caterpillar, Inc.	116,800	9,917,488
Cummins, Inc.	35,800	3,469,378
Deere & Co.	74,000	5,984,380
Dover Corp.	35,100	1,881,711
Eaton Corp.(a)	62,200	2,464,986
Flowserve Corp.	9,400	1,078,650
Illinois Tool Works, Inc.	86,900	4,596,141
Ingersoll-Rand PLC	54,700	2,307,246
Joy Global, Inc.	16,600	941,718
PACCAR, Inc.	66,128	2,591,556
Pall Corp.(a)	20,100	1,101,681
Parker Hannifin Corp.(a)	27,487	2,113,201
Snap-on, Inc.(a)	11,000	684,750
Stanley Black & Decker, Inc.	30,535	1,965,233
Xylem, Inc.	27,600	694,692

		41,792,811

Media — 3.4%
Cablevision Systems Corp. (Class A Stock)(a)	33,800	449,202
CBS Corp. (Class B Stock)	119,668	3,922,717
Comcast Corp. (Class A Stock)	487,146	15,574,058
DIRECTV (Class A Stock)*	121,500	5,931,630
Discovery Communications, Inc. (Class A Stock)*(a)	45,500	2,457,000
Gannett Co., Inc.(a)	42,900	631,917
Interpublic Group of Cos., Inc. (The)	83,162	902,308
McGraw-Hill Cos., Inc. (The)	49,900	2,245,500
News Corp. (Class A Stock)	377,500	8,414,475
Omnicom Group, Inc.(a)	51,100	2,483,460
Scripps Networks Interactive, Inc. (Class A Stock)	15,600	887,016
Time Warner Cable, Inc.	56,726	4,657,205
Time Warner, Inc.(a)	174,440	6,715,940
Viacom, Inc. (Class B Stock)	98,968	4,653,475

SEE NOTES TO FINANCIAL STATEMENTS.

A145

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Walt Disney Co. (The)	322,201	$15,626,748
Washington Post Co. (The) (Class B Stock)(a)	1,000	373,820

		75,926,471

Metals & Mining — 0.7%
Alcoa, Inc.(a)	195,776	1,713,040
Allegheny Technologies, Inc.	15,440	492,382
Cliffs Natural Resources, Inc.(a)	27,000	1,330,830
Freeport-McMoRan Copper & Gold, Inc.	175,912	5,993,322
Newmont Mining Corp.	90,403	4,385,449
Nucor Corp.	58,500	2,217,150
Titanium Metals Corp.	6,000	67,860
United States Steel Corp.(a)	21,140	435,484

		16,635,517

Multiline Retail — 0.8%
Big Lots, Inc.*	11,300	460,927
Dollar Tree, Inc.*	42,800	2,302,640
Family Dollar Stores, Inc.	21,700	1,442,616
J.C. Penney Co., Inc.(a)	22,700	529,137
Kohl’s Corp.(a)	45,200	2,056,148
Macy’s, Inc.	74,220	2,549,457
Nordstrom, Inc.	30,100	1,495,669
Sears Holdings Corp.*(a)	4,500	268,650
Target Corp.	121,068	7,044,947

		18,150,191

Multi-Utilities — 1.3%
Ameren Corp.	45,300	1,519,362
CenterPoint Energy, Inc.	70,610	1,459,509
CMS Energy Corp.	41,900	984,650
Consolidated Edison, Inc.	52,400	3,258,756
Dominion Resources, Inc.	105,184	5,679,936
DTE Energy Co.	32,000	1,898,560
Integrys Energy Group, Inc.(a)	12,050	685,283
NiSource, Inc.	45,100	1,116,225
PG&E Corp.	73,500	3,327,345
Public Service Enterprise Group, Inc.	89,200	2,899,000
SCANA Corp.	22,200	1,062,048
Sempra Energy	41,754	2,876,016
TECO Energy, Inc.	38,200	689,892
Wisconsin Energy Corp.(a)	42,100	1,665,897

		29,122,479

Office Electronics — 0.1%
Xerox Corp.	247,511	1,947,912

Oil, Gas & Consumable Fuels — 9.0%
Alpha Natural Resources, Inc.*	38,605	336,250
Anadarko Petroleum Corp.	91,126	6,032,541
Apache Corp.	69,250	6,086,382
Cabot Oil & Gas Corp.(a)	38,200	1,505,080
Chesapeake Energy Corp.(a)	115,900	2,155,740
Chevron Corp.	356,892	37,652,106
ConocoPhillips(a)	228,179	12,750,643
Consol Energy, Inc.(a)	42,500	1,285,200
Denbury Resources, Inc.*	70,300	1,062,233

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	74,100	$4,297,059
EOG Resources, Inc.	48,200	4,343,302
EQT Corp.	26,400	1,415,832
Exxon Mobil Corp.	843,454	72,174,359
Hess Corp.	54,600	2,372,370
Kinder Morgan, Inc.	86,643	2,791,648
Marathon Oil Corp.	130,594	3,339,289
Marathon Petroleum Corp.(a)	63,647	2,859,023
Murphy Oil Corp.	32,500	1,634,425
Newfield Exploration Co.*	23,700	694,647
Noble Energy, Inc.	32,400	2,748,168
Occidental Petroleum Corp.	146,100	12,530,997
Peabody Energy Corp.	51,400	1,260,328
Phillips 66*	115,139	3,827,220
Pioneer Natural Resources Co.(a)	21,200	1,870,052
QEP Resources, Inc.	29,200	875,124
Range Resources Corp.	29,500	1,825,165
Southwestern Energy Co.*	64,300	2,053,099
Spectra Energy Corp.	119,042	3,459,361
Sunoco, Inc.	17,600	836,000
Tesoro Corp.*	26,500	661,440
Valero Energy Corp.	103,300	2,494,695
Williams Cos., Inc. (The)	111,200	3,204,784
WPX Energy, Inc.*(a)	36,133	584,637

		203,019,199

Paper & Forest Products — 0.1%
International Paper Co.	79,667	2,303,173
MeadWestvaco Corp.	33,989	977,184

		3,280,357

Personal Products — 0.2%
Avon Products, Inc.	78,700	1,275,727
Estee Lauder Cos., Inc. (The) (Class A Stock)	39,200	2,121,504

		3,397,231

Pharmaceuticals — 6.1%
Abbott Laboratories	284,800	18,361,056
Allergan, Inc.	54,900	5,082,093
Bristol-Myers Squibb Co.	305,740	10,991,353
Eli Lilly & Co.	185,200	7,946,932
Forest Laboratories, Inc.*	49,200	1,721,508
Hospira, Inc.*(a)	28,920	1,011,621
Johnson & Johnson(a)	495,271	33,460,509
Merck & Co., Inc.	550,304	22,975,185
Mylan, Inc.*	76,300	1,630,531
Perrigo Co.	15,700	1,851,501
Pfizer, Inc.	1,355,473	31,175,879
Watson Pharmaceuticals, Inc.*	23,300	1,723,967

		137,932,135

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	7,700	548,009
Equifax, Inc.	22,800	1,062,480
Robert Half International, Inc.(a)	23,100	659,967

		2,270,456

SEE NOTES TO FINANCIAL STATEMENTS.

A146

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts — 2.1%
American Tower Corp.	72,500	$5,068,475
Apartment Investment & Management Co. (Class A Stock)(a)	20,974	566,927
AvalonBay Communities, Inc.(a)	16,318	2,308,671
Boston Properties, Inc.(a)	28,100	3,045,197
Equity Residential	52,700	3,286,372
HCP, Inc.(a)	72,500	3,200,875
Health Care REIT, Inc.(a)	35,300	2,057,990
Host Hotels & Resorts, Inc.(a)	123,726	1,957,345
Kimco Realty Corp.(a)	76,400	1,453,892
Plum Creek Timber Co., Inc.(a)	25,900	1,028,230
ProLogis, Inc.(a)	81,228	2,699,206
Public Storage	25,400	3,668,014
Simon Property Group, Inc.	55,601	8,654,852
Ventas, Inc.	51,204	3,231,996
Vornado Realty Trust	33,257	2,792,923
Weyerhaeuser Co.	99,310	2,220,572

		47,241,537

Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*(a)	53,500	875,260

Road & Rail — 0.9%
CSX Corp.	194,272	4,343,922
Norfolk Southern Corp.	59,800	4,291,846
Ryder System, Inc.	10,700	385,307
Union Pacific Corp.	86,400	10,308,384

		19,329,459

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.*(a)	102,600	587,898
Altera Corp.	57,500	1,945,800
Analog Devices, Inc.(a)	56,000	2,109,520
Applied Materials, Inc.	243,400	2,789,364
Broadcom Corp. (Class A Stock)(a)	86,950	2,938,910
First Solar, Inc.*(a)	3,000	45,180
Intel Corp.	909,600	24,240,840
KLA-Tencor Corp.	32,000	1,576,000
LAM Research Corp.*(a)	31,350	1,183,149
Linear Technology Corp.	43,500	1,362,855
LSI Corp.*	108,400	690,508
Microchip Technology, Inc.(a)	30,500	1,008,940
Micron Technology, Inc.*	160,300	1,011,493
NVIDIA Corp.*	108,250	1,496,015
Teradyne, Inc.*(a)	32,200	452,732
Texas Instruments, Inc.	210,400	6,036,376
Xilinx, Inc.	44,000	1,477,080

		50,952,660

Software — 3.7%
Adobe Systems, Inc.*	92,100	2,981,277
Autodesk, Inc.*	41,400	1,448,586
BMC Software, Inc.*	30,300	1,293,204
CA, Inc.	67,673	1,833,261
Citrix Systems, Inc.*	33,900	2,845,566
Electronic Arts, Inc.*	56,900	702,715
Intuit, Inc.	54,000	3,204,900
Microsoft Corp.	1,352,800	41,382,152
Oracle Corp.	707,120	21,001,464

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software (continued)
Red Hat, Inc.*	35,600	$2,010,688
Salesforce.com, Inc.*(a)	23,900	3,304,414
Symantec Corp.*	137,611	2,010,497

		84,018,724

Specialty Retail — 2.0%
Abercrombie & Fitch Co. (Class A Stock)	15,000	512,100
AutoNation, Inc.*(a)	4,289	151,316
AutoZone, Inc.*	5,000	1,835,850
Bed Bath & Beyond, Inc.*	43,400	2,682,120
Best Buy Co., Inc.(a)	51,725	1,084,156
CarMax, Inc.*(a)	40,000	1,037,600
GameStop Corp. (Class A Stock)(a)	26,800	492,048
Gap, Inc. (The)(a)	61,887	1,693,228
Home Depot, Inc. (The)	278,219	14,742,825
Limited Brands, Inc.	44,796	1,905,174
Lowe’s Cos., Inc.(a)	211,800	6,023,592
O’Reilly Automotive, Inc.*	23,300	1,951,841
Ross Stores, Inc.	42,100	2,629,987
Staples, Inc.	131,000	1,709,550
Tiffany & Co.	20,900	1,106,655
TJX Cos., Inc.	139,100	5,971,563
Urban Outfitters, Inc.*(a)	19,000	524,210

		46,053,815

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	53,500	3,128,680
Fossil, Inc.*	8,300	635,282
NIKE, Inc. (Class B Stock)	65,100	5,714,478
Ralph Lauren Corp.	12,400	1,736,744
VF Corp.	15,536	2,073,279

		13,288,463

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	101,300	645,281
People’s United Financial, Inc.	64,900	753,489

		1,398,770

Tobacco — 2.0%
Altria Group, Inc.	369,200	12,755,860
Lorillard, Inc.	23,931	3,157,695
Philip Morris International, Inc.	308,000	26,876,080
Reynolds American, Inc.	59,300	2,660,791

		45,450,426

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	54,500	2,196,895
W.W. Grainger, Inc.	11,000	2,103,640

		4,300,535

Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	42,800	2,510,648
MetroPCS Communications, Inc.*	47,100	284,955
Sprint Nextel Corp.*(a)	579,622	1,889,568

		4,685,171

TOTAL LONG-TERM INVESTMENTS (cost $1,141,131,643)		2,220,589,814

SEE NOTES TO FINANCIAL STATEMENTS.

A147

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

SHORT-TERM INVESTMENTS — 11.8%	Shares	Value (Note 2)

Affiliated Money Market Mutual Fund — 11.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $263,988,671; includes $227,971,474 of cash collateral received for securities on loan)(Note 4)(b)(c)	263,988,671	$263,988,671

	Principal Amount (000)
U.S. Government Obligation — 0.1%
U.S. Treasury Bill, 0.07%, 09/20/2012(d)(e) (cost $2,999,460)	$3,000	2,999,517

TOTAL SHORT-TERM INVESTMENTS (cost $266,988,131)		266,988,188

TOTAL INVESTMENTS — 109.9% (cost $1,408,119,774)		2,487,578,002
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (9.9%)		(223,952,465)

NET ASSETS — 100.0%		$2,263,625,537

The following abbreviations are used in portfolio descriptions:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $226,958,069; cash collateral of $227,971,474 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open future contracts outstanding at June 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation
Long Position:
128	S&P 500 Index	Sept. 2012	$42,035,162	$43,404,800	$1,369,638

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,220,589,814	$—	$—
Affiliated Money Market Mutual Fund	263,988,671	—	—
U.S. Government Obligation	—	2,999,517	—
Other Financial Instruments*
Futures	1,369,638	—	—

Total	$2,485,948,123	$2,999,517	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 was as follows:

Affiliated Money Market Mutual Fund (including 10.1% of collateral received for securities on loan)	11.7%
Oil, Gas & Consumable Fuels	9.0
Pharmaceuticals	6.1
Computers & Peripherals	5.5
IT Services	3.8
Software	3.7
Insurance	3.4
Media	3.4
Diversified Telecommunication Services	3.0
Commercial Banks	2.9
Diversified Financial Services	2.8
Beverages	2.7
Industrial Conglomerates	2.7
Aerospace & Defense	2.5
Food & Staples Retailing	2.4
Chemicals	2.3
Semiconductors & Semiconductor Equipment	2.3
Electric Utilities	2.1
Household Products	2.1
Healthcare Providers & Services	2.1
Real Estate Investment Trusts	2.1
Specialty Retail	2.0
Tobacco	2.0
Hotels, Restaurants & Leisure	1.9
Capital Markets	1.8
Communications Equipment	1.8
Healthcare Equipment & Supplies	1.8
Internet Software & Services	1.8
Machinery	1.8
Food Products	1.7
Energy Equipment & Services	1.6
Biotechnology	1.4
Multi-Utilities	1.3
Air Freight & Logistics	1.0

Internet & Catalog Retail	1.0%
Consumer Finance	0.9
Road & Rail	0.9
Multiline Retail	0.8
Metals & Mining	0.7
Textiles, Apparel & Luxury Goods	0.6
Electrical Equipment	0.5
Automobiles	0.4
Commercial Services & Supplies	0.4
Electronic Equipment, Instruments & Components	0.4
Life Sciences Tools & Services	0.4
Auto Components	0.2
Household Durables	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Wireless Telecommunication Services	0.2
Airline	0.1
Construction & Engineering	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Healthcare Technology	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Paper & Forest Products	0.1
Professional Services	0.1
Thrifts & Mortgage Finance	0.1
U.S. Government Obligation	0.1

109.9
Liabilities in excess of other assets	(9.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker — variation margin	$1,369,638	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$3,536,064

Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$421,936

For the six months ended June 30, 2012, the average value at trade date for futures long position was $43,224,575.

SEE NOTES TO FINANCIAL STATEMENTS.

A149

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $226,958,069:
Unaffiliated investments (cost $1,144,131,103)	$2,223,589,331
Affiliated investments (cost $263,988,671)	263,988,671
Dividends and interest receivable	2,944,815
Receivable for investments sold	2,805,545
Due from broker—variation margin	1,094,721
Receivable for Series shares sold	3,181
Prepaid expenses	2,032

Total Assets	2,494,428,296

LIABILITIES
Collateral for securities on loan	227,971,474
Payable for investments purchased	1,399,730
Payable for Series shares repurchased	654,555
Management fee payable	540,977
Accrued expenses and other liabilities	161,471
Payable to custodian	73,626
Affiliated transfer agent fee payable	926

Total Liabilities	230,802,759

NET ASSETS	$2,263,625,537

Net assets were comprised of:
Paid-in capital	$1,181,913,514
Retained earnings	1,081,712,023

Net assets, June 30, 2012	$2,263,625,537

Net asset value and redemption price per share, $2,263,625,537 / 67,166,865 outstanding shares of beneficial interest	$33.70

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income	$24,236,579
Affiliated income from securities loaned, net	171,667
Affiliated dividend income	39,800
Interest	1,021

24,449,067

EXPENSES
Management fee	3,969,127
Custodian’s fees and expenses	110,000
Shareholders’ reports	75,000
Trustees’ fees	16,000
Insurance expenses	12,000
Audit fee	10,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	10,541

Total expenses	4,218,668
Less: Management fee waiver (Note 3)	(567,018)

Net expenses	3,651,650

NET INVESTMENT INCOME	20,797,417

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	26,513,359
Futures	3,536,064

30,049,423

Net change in unrealized appreciation (depreciation) on:
Investments	150,487,198
Futures	421,936

150,909,134

NET GAIN ON INVESTMENTS	180,958,557

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$201,755,974

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$20,797,417	$38,928,475
Net realized gain on investments	30,049,423	31,044,681
Net change in unrealized appreciation (depreciation) on investments	150,909,134	(25,573,488)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	201,755,974	44,399,668

DISTRIBUTIONS	(45,812,464)	(36,002,280)

SERIES SHARE TRANSACTIONS:
Series shares sold [498,903 and 1,251,307 shares, respectively]	16,870,599	39,571,327
Series shares issued in reinvestment of distributions [1,398,000 and 1,145,475 shares, respectively]	45,812,464	36,002,280
Series shares repurchased [3,451,842 and 6,278,327 shares, respectively]	(117,412,383)	(199,110,942)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(54,729,320)	(123,537,335)

TOTAL INCREASE (DECREASE) IN NET ASSETS	101,214,190	(115,139,947)
NET ASSETS:
Beginning of period	2,162,411,347	2,277,551,294

End of period	$2,263,625,537	$2,162,411,347

SEE NOTES TO FINANCIAL STATEMENTS.

A150

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 98.7%	Shares	Value (Note 2)

Aerospace & Defense — 2.1%
Boeing Co. (The)	269,527	$20,025,856
United Technologies Corp.	81,442	6,151,314

		26,177,170

Airlines — 2.8%
Delta Air Lines, Inc.*	1,088,902	11,923,477
United Continental Holdings, Inc.*(a)	922,279	22,439,048

		34,362,525

Auto Components — 2.0%
Lear Corp.	634,721	23,948,023

Capital Markets — 2.9%
Goldman Sachs Group, Inc. (The)	192,866	18,488,135
Morgan Stanley	1,151,119	16,794,826

		35,282,961

Chemicals — 1.4%
Mosaic Co. (The)	320,652	17,558,903

Commercial Banks — 4.6%
PNC Financial Services Group, Inc.	320,957	19,613,682
Wells Fargo & Co.	1,082,844	36,210,304

		55,823,986

Communications Equipment — 1.5%
JDS Uniphase Corp.*(a)	1,618,585	17,804,435

Computers & Peripherals — 1.8%
Apple, Inc.*	37,128	21,682,752

Construction & Engineering — 1.0%
Chicago Bridge & Iron Co. NV	334,804	12,709,160

Consumer Finance — 2.7%
American Express Co.	271,290	15,791,791
SLM Corp.	1,058,393	16,627,354

		32,419,145

Diversified Financial Services — 4.2%
Citigroup, Inc.	558,257	15,301,824
JPMorgan Chase & Co.	690,679	24,677,961
Moody’s Corp.	291,870	10,667,849

		50,647,634

Diversified Telecommunication Services — 1.5%
Vivendi SA (France)	979,917	18,207,766

Electric Utilities — 1.7%
Exelon Corp.	542,017	20,390,679

Electronic Equipment & Instruments — 2.6%
Flextronics International Ltd.*	5,102,611	31,636,188

Energy Equipment & Services — 2.3%
Ensco PLC (Class A Stock)	292,076	13,718,809
Halliburton Co.	501,525	14,238,295

		27,957,104

Food & Staples Retailing — 3.9%
CVS Caremark Corp.	590,117	27,576,168
Wal-Mart Stores, Inc.(a)	286,756	19,992,628

		47,568,796

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food Products — 5.5%
Bunge Ltd.	346,842	$21,760,867
Kraft Foods, Inc. (Class A Stock)	365,707	14,123,604
Smithfield Foods, Inc.*(a)	808,768	17,493,652
Tyson Foods, Inc. (Class A Stock)	693,976	13,067,568

		66,445,691

Healthcare Providers & Services — 4.5%
CIGNA Corp.	318,251	14,003,044
HCA Holdings, Inc.	668,655	20,347,172
UnitedHealth Group, Inc.	344,736	20,167,056

		54,517,272

Hotels Restaurants & Leisure — 1.5%
International Game Technology(a)	1,181,053	18,601,585

Independent Power Producers & Energy Traders — 1.9%
Calpine Corp.*	1,381,552	22,809,423

Insurance — 4.8%
Arch Capital Group, Ltd.*(a)	249,171	9,889,597
Axis Capital Holdings Ltd.	390,161	12,699,741
MetLife, Inc.	638,714	19,704,327
Travelers Cos., Inc. (The)	258,797	16,521,600

		58,815,265

Internet Software & Services — 1.8%
Google, Inc. (Class A Stock)*	38,080	22,089,066

Machinery — 1.7%
Ingersoll-Rand PLC	486,410	20,516,774

Media — 9.0%
Comcast Corp. (Class A Stock)	1,403,804	44,879,614
Liberty Global, Inc., Ser. C*	974,153	46,515,806
Viacom, Inc. (Class B Stock)	380,357	17,884,386

		109,279,806

Metals & Mining — 4.1%
Freeport-McMoRan Copper & Gold, Inc.	297,860	10,148,090
Goldcorp, Inc.(a)	542,791	20,398,086
Newmont Mining Corp.(a)	402,295	19,515,330

		50,061,506

Oil, Gas & Consumable Fuels — 7.7%
Anadarko Petroleum Corp.	298,932	19,789,299
EOG Resources, Inc.	179,248	16,152,037
Noble Energy, Inc.	274,845	23,312,353
Occidental Petroleum Corp.	258,929	22,208,340
Suncor Energy, Inc.	444,341	12,863,672

		94,325,701

Pharmaceuticals — 6.9%
Mylan, Inc.*	1,403,156	29,985,444
Pfizer, Inc.	926,722	21,314,606
Sanofi (France), ADR	384,288	14,518,401
Teva Pharmaceutical Industries Ltd. (Israel), ADR	446,967	17,628,378

		83,446,829

Road & Rail — 1.7%
Union Pacific Corp.	173,030	20,644,209

SEE NOTES TO FINANCIAL STATEMENTS.

A151

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment — 2.4%
Marvell Technology Group Ltd.	1,453,681	$16,397,522
Maxim Integrated Products, Inc.	482,747	12,377,633

		28,775,155

Software — 2.8%
CA, Inc.	697,042	18,882,868
Symantec Corp.*	1,029,533	15,041,477

		33,924,345

Specialty Retail — 1.3%
Staples, Inc.(a)	1,261,462	16,462,079

Wireless Telecommunication Services — 2.1%
MetroPCS Communications, Inc.*	2,455,159	14,853,712
NII Holdings, Inc.*(a)	1,051,748	10,759,382

		25,613,094

TOTAL LONG-TERM INVESTMENTS (cost $1,075,243,898)		1,200,505,027

SHORT-TERM INVESTMENTS — 6.1%
Affiliated Money Market Mutual Fund — 6.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $74,353,377; includes $58,554,798 of cash collateral received for securities on loan)(Note 4)(b)(c)	74,353,377	$74,353,377

TOTAL INVESTMENTS — 104.8% (cost $1,149,597,275)		1,274,858,404
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(58,357,013)

NET ASSETS — 100.0%		$1,216,501,391

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,889,339; cash collateral of $58,554,798 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally in active markets for identical securities.
Level 2—other	significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—significant	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,182,297,261	$18,207,766	$—
Affiliated Money Market Mutual Fund	74,353,377	—	—

Total	$1,256,650,638	$18,207,766	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 was as follows:

Media	9.0%
Oil, Gas & Consumable Fuels	7.7
Pharmaceuticals	6.9
Affiliated Money Market Mutual Fund (including 4.8% of collateral received for securities on loan)	6.1
Food Products	5.5
Insurance	4.8
Commercial Banks	4.6
Healthcare Providers & Services	4.5
Diversified Financial Services	4.2
Metals & Mining	4.1
Food & Staples Retailing	3.9
Capital Markets	2.9
Airlines	2.8
Software	2.8
Consumer Finance	2.7
Electronic Equipment & Instruments	2.6
Semiconductors & Semiconductor Equipment	2.4
Energy Equipment & Services	2.3
Aerospace & Defense	2.1
Wireless Telecommunication Services	2.1
Auto Components	2.0
Independent Power Producers & Energy Traders	1.9
Computers & Peripherals	1.8
Internet Software & Services	1.8
Electric Utilities	1.7
Machinery	1.7
Road & Rail	1.7
Communications Equipment	1.5
Diversified Telecommunication Services	1.5
Hotels Restaurants & Leisure	1.5
Chemicals	1.4
Specialty Retail	1.3
Construction & Engineering	1.0

104.8
Liabilities in excess of other assets	(4.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A152

VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2012

ASSETS
Investments, at value including securities on loan of $57,889,339:
Unaffiliated investments (cost $1,075,243,898)	$1,200,505,027
Affiliated investments (cost $74,353,377)	74,353,377
Foreign currency, at value (cost $11)	11
Cash	7,861
Dividends and interest receivable	1,104,540
Foreign tax reclaim receivable	194,031
Receivable for Series shares sold	8,851
Prepaid expenses	1,269

Total Assets	1,276,174,967

LIABILITIES
Collateral for securities on loan	58,554,798
Payable for Series shares repurchased	510,956
Management fee payable	387,760
Accrued expenses and other liabilities	215,786
Deferred trustees’ fees	1,438
Distribution fee payable	1,195
Administration fee payable	717
Affiliated transfer agent fee payable	926

Total Liabilities	59,673,576

NET ASSETS	$1,216,501,391

Net assets were comprised of:
Paid-in capital	$1,327,647,908
Retained earnings	(111,146,517)

Net assets, June 30, 2012	$1,216,501,391

Class I:
Net asset value and redemption price per share, $1,210,467,518 / 73,979,186 outstanding shares of beneficial interest	$16.36

Class II:
Net asset value and redemption price per share, $6,033,873 / 365,448 outstanding shares of beneficial interest	$16.51

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $164,237)	$10,342,520
Affiliated income from securities loaned, net	42,160
Affiliated dividend income	15,972

10,400,652

EXPENSES
Management fee	2,553,124
Distribution fee—Class II	7,882
Administration fee—Class II	4,729
Shareholders’ reports	81,000
Custodian’s fees and expenses	70.000
Trustees’ fees	12,000
Audit fee	10,000
Insurance expenses	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	7,881

Total expenses	2,768,616

NET INVESTMENT INCOME	7,632,036

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(16,568,288)
Foreign currency transactions	29,820

(16,538,468)

Net change in unrealized appreciation (depreciation) on:
Investments	57,905,626
Foreign currencies	(4,120)

57,901,506

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	41,363,038

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,995,074

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,632,036	$12,321,325
Net realized gain (loss) on investments and foreign currencies	(16,538,468)	127,551,003
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	57,901,506	(211,609,192)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,995,074	(71,736,864)

DISTRIBUTIONS:
Class I	(12,289,580)	(13,916,247)
Class II	(34,396)	(36,196)

TOTAL DISTRIBUTIONS	(12,323,976)	(13,952,443)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	3,908,371	11,696,328
Series shares issued in reinvestment of distributions	12,323,976	13,952,443
Series shares repurchased	(74,023,319)	(142,367,941)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(57,790,972)	(116,719,170)

TOTAL DECREASE IN NET ASSETS	(21,119,874)	(202,408,477)
NET ASSETS:
Beginning of period	1,237,621,265	1,440,029,742

End of period	$1,216,501,391	$1,237,621,265

SEE NOTES TO FINANCIAL STATEMENTS.

A153

NOTES TO THE FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Series Fund is composed of eighteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to thirteen Portfolios which are listed below along with each Portfolio’s investment objective.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

High Yield Bond Portfolio:    High total return.

Jennison Portfolio:    Long-term growth of capital.

Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity.

Natural Resources Portfolio:    Long-term growth of capital.

Small Capitalization Stock Portfolio:    Long-term growth of capital.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly traded common stocks.

Value Portfolio:    Capital appreciation.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuations:    Each Portfolio holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to the Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

B1

Various inputs are used in determining the value of the Portfolios’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following each Portfolio’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolio’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

The Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The other Portfolios value short-term debt securities of sufficient credit quality which mature in 60 days or less at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed

B2

reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Each Portfolio may hold up to 15% of their net assets (the Money Market Portfolio may hold up to 10% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may be delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

B3

Short Sales:    Certain Portfolios of the Series Fund may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    The High Yield Bond and Money Market Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

Certain Portfolios of the Series Fund entered into financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates and to manage yield curve duration. Certain Portfolios entered into equity index futures contracts to gain market exposure. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Options:    Certain Portfolios of the Series Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. Certain Portfolios also used purchased options to gain exposure to certain securities and foreign currencies. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures and options contracts against default.

B4

Swap Agreements:    Certain Portfolios of the Series Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with the counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers. Certain Portfolios in the Series Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of particular issuer’s default by selling credit default swaps. The Portfolios’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Portfolio and the counterparty that permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on

B5

asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2012, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights:    Certain Portfolios of the Series Fund hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of securities are calculated on

B6

the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are charged directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Money Market Portfolio declares and reinvests distributions daily. The Diversified Bond, Government Income and High Yield Bond Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
High Yield Bond Portfolio	0.55	0.55
Jennison Portfolio	0.60	0.60
Money Market Portfolio	0.40	0.16	*
Natural Resources Portfolio	0.45	0.45
Small Capitalization Stock Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion**	0.30
Value Portfolio	0.40	0.40

B7

*	In order to support the income yield, PI has voluntarily agreed to limit the management fees of the Money Market Portfolio such that the 1-day annualized yield (excluding capital gain or loss) does not fall below 0.02%. Prior to March 2, 2010, that threshold was 0.05%. The waiver is voluntary and may be modified or terminated by PI at any time without notice. During the six months ended June 30, 2012, the total waiver as a result of this voluntary agreement was $1,204,075 or an annualized 0.24% of the Money Market Portfolio’s average daily net assets. Effective July 1, 2012, PI has voluntarily agreed to limit the management fees of the Money Market Portfolio such that the 1-day annualized yield (excluding capital gain or loss) does not fall below 0.00%.
**	Effective August 1, 2010, PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.

At June 30, 2012, the Subadvisors that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, QMA, T. Rowe & William Blair
Government Income Portfolio	PIM
High Yield Bond Portfolio	PIM
Jennison Portfolio	Jennison
Money Market Portfolio	PIM
Natural Resources Portfolio	Jennison
Small Capitalization Stock Portfolio	QMA
Stock Index Portfolio	QMA
Value Portfolio	Jennison

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM also serves as the Series Fund’s security lending agent. For the six months ended June 30, 2012, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$47,196
Diversified Bond Portfolio	34,030
Equity Portfolio	217,208
Flexible Managed Portfolio	33,215

B8

Portfolio	PIM
Global Portfolio	$17,320
Government Income Portfolio	3,980
High Yield Bond Portfolio	220,800
Jennison Portfolio	33,834
Natural Resources Portfolio	29,250
Small Capitalization Stock Portfolio	97,819
Stock Index Portfolio	51,277
Value Portfolio	12,593

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2012 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$1,507,016,155	$1,629,326,531
Diversified Bond Portfolio	510,187,964	753,603,723
Equity Portfolio	762,012,527	906,034,742
Flexible Managed Portfolio	2,683,598,285	2,811,891,108
Global Portfolio	150,362,586	170,353,647
Government Income Portfolio	2,212,213,661	2,243,817,611
High Yield Bond Portfolio	755,378,851	534,764,127
Jennison Portfolio	318,141,367	383,185,463
Natural Resources Portfolio	109,011,820	158,210,117
Small Capitalization Stock Portfolio	23,730,682	45,224,543
Stock Index Portfolio	16,053,121	91,730,899
Value Portfolio	209,909,740	263,423,038

Options written transactions, during the six months ended June 30, 2012, were as follows:

Conservative Balanced Portfolio	Contracts	Premiums
Balance as of December 31, 2011	—	$—
Options written	259	37,175
Options terminated in closing purchase transactions	(259)	(37,175)
Options expired	—	—

Balance as of June 30, 2012	—	$—

Diversified Bond Portfolio	Contracts	Premiums
Balance as of December 31, 2011	—	$—
Options written	577	97,856
Options terminated in closing purchase transactions	(577)	(97,856)
Options expired	—	—

Balance as of June 30, 2012	—	$—

Flexible Managed Portfolio	Contracts	Premiums
Balance as of December 31, 2011	—	$—
Options written	339	48,461
Options terminated in closing purchase transactions	(339)	(48,461)
Options expired	—	—

Balance as of June 30, 2012	—	$—

B9

Government Income Portfolio	Contracts	Premiums
Balance as of December 31, 2011	—	$—
Options written	245	35,176
Options terminated in closing purchase transactions	(245)	(35,176)
Options expired	—	—

Balance as of June 30, 2012	—	$—

Note 6:	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2012, the Equity, Jennison, Natural Resources and Value Portfolios have Class II shares outstanding.

During the fiscal year ended December 31, 2010, the Money Market Portfolio received $29,738 related to an unaffiliated-third-party’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares. The per share effect of this amount is disclosed in the financial highlights. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

Transactions in shares of beneficial interest of the Equity, Jennison, Natural Resources and Value Portfolios were as follows:

Equity Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2012:
Series shares sold	397,380	$10,120,740
Series shares issued in reinvestment of distributions	764,646	18,817,932
Series shares repurchased	(5,095,065)	(132,337,576)

Net increase (decrease) in shares outstanding	(3,933,039)	$(103,398,904)

Year ended December 31, 2011:
Series shares sold	781,393	$19,351,385
Series shares issued in reinvestment of distributions	887,087	22,097,344
Series shares repurchased	(9,666,900)	(241,561,350)

Net increase (decrease) in shares outstanding	(7,998,420)	$(200,112,621)

B10

Equity Portfolio (cont’d):

Class II	Shares	Amount
Six months ended June 30, 2012:
Series shares sold	2,739	$72,600
Series shares issued in reinvestment of distributions	170	4,233
Series shares repurchased	(14,560)	(358,935)

Net increase (decrease) in shares outstanding	(11,651)	$(282,102)

Year ended December 31, 2011:
Series shares sold	23,819	$618,805
Series shares issued in reinvestment of distributions	159	4,010
Series shares repurchased	(18,984)	(458,348)

Net increase (decrease) in shares outstanding	4,994	$164,467

Jennison Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2012:
Series shares sold	646,266	$17,246,749
Series shares issued in reinvestment of distributions	75,735	1,936,534
Series shares repurchased	(2,299,469)	(60,136,789)

Net increase (decrease) in shares outstanding	(1,577,468)	$(40,953,506)

Year ended December 31, 2011:
Series shares sold	960,647	$23,005,710
Series shares issued in reinvestment of distributions	152,637	3,609,872
Series shares repurchased	(11,249,998)	(275,658,994)

Net increase (decrease) in shares outstanding	(10,136,714)	$(249,043,412)

Class II
Six months ended June 30, 2012:
Series shares sold	334,857	$8,736,069
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(370,221)	(9,634,446)

Net increase (decrease) in shares outstanding	(35,364)	$(898,377)

Year ended December 31, 2011:
Series shares sold	317,015	$7,584,519
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(372,193)	(8,715,225)

Net increase (decrease) in shares outstanding	(55,178)	$(1,130,706)

Natural Resources Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2012:
Series shares sold	202,692	$8,214,890
Series shares issued in reinvestment of distributions	2,374,743	73,450,794
Series shares repurchased	(1,476,344)	(56,473,906)

Net increase (decrease) in shares outstanding	1,101,091	$25,191,778

Year ended December 31, 2011:
Series shares sold	412,131	$18,208,621
Series shares issued in reinvestment of distributions	47,177	2,137,134
Series shares repurchased	(2,846,544)	(127,557,784)

Net increase (decrease) in shares outstanding	(2,387,236)	$(107,212,029)

B11

Natural Resources Portfolio (cont’d):

Class II	Shares	Amount
Six months ended June 30, 2012:
Series shares sold	556,749	$22,312,413
Series shares issued in reinvestment of distributions	177,121	5,441,151
Series shares repurchased	(586,434)	(23,050,914)

Net increase (decrease) in shares outstanding	147,436	$4,702,650

Year ended December 31, 2011:
Series shares sold	875,550	$37,590,119
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(1,252,490)	(53,728,764)

Net increase (decrease) in shares outstanding	(376,940)	$(16,138,645)

Value Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2012:
Series shares sold	218,828	$3,786,403
Series shares issued in reinvestment of distributions	770,990	12,289,580
Series shares repurchased	(4,308,908)	(73,654,416)

Net increase (decrease) in shares outstanding	(3,319,090)	$(57,578,433)

Year ended December 31, 2011:
Series shares sold	661,360	$11,056,833
Series shares issued in reinvestment of distributions	806,739	13,916,247
Series shares repurchased	(8,283,301)	(141,040,811)

Net increase (decrease) in shares outstanding	(6,815,202)	$(116,067,731)

Class II
Six months ended June 30, 2012:
Series shares sold	7,254	$121,968
Series shares issued in reinvestment of distributions	2,138	34,396
Series shares repurchased	(21,444)	(368,903)

Net increase (decrease) in shares outstanding	(12,052)	$(212,539)

Year ended December 31, 2011:
Series shares sold	36,870	$639,495
Series shares issued in reinvestment of distributions	2,080	36,196
Series shares repurchased	(78,020)	(1,327,130)

Net increase (decrease) in shares outstanding	(39,070)	$(651,439)

Note 8:	Borrowings

The Portfolios (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

B12

The following Portfolios utilized the SCA during the six months ended June 30, 2012. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount Outstanding at June 30, 2012
Equity Portfolio	$340,000	1	1.49%	$—
Jennison Portfolio	369,000	5	1.51	—

Note 9:	Ownership and Affiliates

As of June 30, 2012, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

B13

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.32		$15.96	$14.65	$12.69	$16.69	$16.21

Income (Loss) From Investment Operations:
Net investment income	.54		.36	.37	.39	.50	.50
Net realized and unrealized gain (loss) on investments	.54		.37	1.31	2.08	(3.98)	.49

Total from investment operations	1.08		.73	1.68	2.47	(3.48)	.99

Less Distributions	(.36)		(.37)	(.37)	(.51)	(.52)	(.51)

Net Asset Value, end of period	$17.04		$16.32	$15.96	$14.65	$12.69	$16.69

Total Return(b)	6.66%		4.60%	11.74%	20.01%	(21.41)%	6.12%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,265.2		$2,191.6	$2,234.7	$2,138.7	$1,957.5	$2,721.9
Ratios to average net assets(c):
Expenses	.59	%(d)	.59%	.59%	.59%	.59%	.59%
Net investment income	2.12	%(d)	2.12%	2.32%	2.68%	3.12%	2.95%
Portfolio turnover rate(f)	99	%(e)	215%	185%	250%	336%	178%

	Diversified Bond Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.74		$11.67	$11.16	$9.89	$10.90	$10.85

Income (Loss) From Investment Operations:
Net investment income	.29		.56	.52	.50	.54	.58
Net realized and unrealized gain (loss) on investments	.28		.30	.63	1.46	(.90)	.02

Total from investment operations	.57		.86	1.15	1.96	(.36)	.60

Less Distributions	(.79)		(.79)	(.64)	(.69)	(.65)	(.55)

Net Asset Value, end of period	$11.52		$11.74	$11.67	$11.16	$9.89	$10.90

Total Return(b)	4.95%		7.51%	10.57%	20.51%	(3.46)%	5.71%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,386.1		$1,556.9	$1,522.9	$1,363.5	$1,134.8	$1,218.3
Ratios to average net assets(c):
Expenses	.44	%(d)	.42%	.46%	.44%	.44%	.44%
Net investment income	4.48	%(d)	4.76%	4.46%	4.79%	5.07%	5.39%
Portfolio turnover rate(f)	72	%(e)	167%	191%	401%	723%	476%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2012(c)		Year Ended December 31,
			2011	2010	2009	2008(c)	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.73		$24.75	$22.30	$16.40	$29.67	$27.45

Income (Loss) From Investment Operations:
Net investment income	.10		.13	.15	.16	.29	.35
Net realized and unrealized gain (loss) on investments	1.28		(.98)	2.48	6.04	(10.52)	2.21

Total from investment operations	1.38		(.85)	2.63	6.20	(10.23)	2.56

Less Distributions:	(.15)		(.17)	(.18)	(.30)	(3.04)	(.34)

Net Asset Value, end of period	$24.96		$23.73	$24.75	$22.30	$16.40	$29.67

Total Return(a)	5.84%		(3.47)%	11.90%	38.17%	(38.16)%	9.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,053.7		$2,997.5	$3,324.3	$3,195.1	$2,521.0	$4,423.9
Ratios to average net assets(b):
Expenses	.48	%(e)	.48%	.48%	.48%	.48%	.47%
Net investment income	.81	%(e)	.58%	.71%	.90%	1.21%	1.16%
Portfolio turnover rate	24	%(d)	49%	68%	98%	67%	57%

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2012(c)		Year Ended December 31,
			2011	2010	2009	2008(c)	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.99		$25.00	$22.46	$16.47	$29.81	$27.52

Income (Loss) From Investment Operations:
Net investment income	.05		.06	.04	.09	.19	.28
Net realized and unrealized gain (loss) on investments	1.29		(1.03)	2.54	6.07	(10.61)	2.20

Total from investment operations	1.34		(.97)	2.58	6.16	(10.42)	2.48

Less Distributions:	(.06)		(.04)	(.04)	(.17)	(2.92)	(.19)

Net Asset Value, end of period	$25.27		$23.99	$25.00	$22.46	$16.47	$29.81

Total Return(a)	5.58%		(3.87)%	11.50%	37.58%	(38.47)%	8.91%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.8		$2.0	$1.9	$.4	$.4	$1.3
Ratios to average net assets(b):
Expenses	.88	%(e)	.88%	.88%	.88%	.88%	.87%
Net investment income	.41	%(e)	.19%	.34%	.52%	.78%	.74%
Portfolio turnover rate	24	%(d)	49%	68%	98%	67%	57%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying fund in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the period.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.99		$15.63	$14.28	$12.34	$18.30	$18.36

Income (Loss) From Investment Operations:
Net investment income	.18		.33	.31	.34	.45	.50
Net realized and unrealized gain (loss) on investments	1.04		.34	1.37	2.05	(4.62)	.65

Total from investment operations	1.22		.67	1.68	2.39	(4.17)	1.15

Less Distributions	(.33)		(.31)	(.33)	(.45)	(1.79)	(1.21)

Net Asset Value, end of period	$16.88		$15.99	$15.63	$14.28	$12.34	$18.30

Total Return(a)	7.69%		4.34%	12.03%	19.95%	(24.82)%	6.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,183.9		$3,036.8	$3,077.3	$2,906.0	$2,621.6	$3,716.3
Ratios to average net assets(b):
Expenses	.63	%(c)	.63%	.64%	.63%	.64%	.63%
Net investment income	2.01	%(c)	2.01%	2.06%	2.50%	2.85%	2.53%
Portfolio turnover rate(e)	112	%(d)	246%	205%	248%	321%	212%

	Global Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.94		$18.49	$16.68	$13.07	$24.62	$22.53

Income (Loss) From Investment Operations:
Net investment income	.22		.29	.28	.28	.40	.36
Net realized and unrealized gain (loss) on investments	.91		(1.56)	1.79	3.75	(10.38)	2.00

Total from investment operations	1.13		(1.27)	2.07	4.03	(9.98)	2.36

Less Distributions	(.30)		(.28)	(.26)	(.42)	(1.57)	(.27)

Net Asset Value, end of period	$17.77		$16.94	$18.49	$16.68	$13.07	$24.62

Total Return(a)	6.71%		(6.97)%	12.74%	31.39%	(42.92)%	10.48%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$578.1		$564.2	$648.5	$619.5	$512.7	$985.0
Ratios to average net assets(b):
Expenses	.85	%(c)	.84%	.87%	.85%	.84%	.81%
Net investment income	2.26	%(c)	1.54%	1.60%	1.77%	2.01%	1.43%
Portfolio turnover rate	26	%(d)	69%	69%	50%	65%	48%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

(e)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008		2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.37		$12.03	$11.86	$11.40	$11.38		$11.26

Income (Loss) From Investment Operations:
Net investment income	.13		.30	.35	.37	.45		.53
Net realized and unrealized gain on investments	.12		.60	.47	.49	.03		.10

Total from investment operations	.25		.90	.82	.86	.48		.63

Less Distributions	(.53)		(.56)	(.65)	(.40)	(.46)		(.51)

Net Asset Value, end of period	$12.09		$12.37	$12.03	$11.86	$11.40		$11.38

Total Return(a)	2.07%		7.63%	6.99%	7.71%	4.30%		5.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$389.3		$416.7	$399.2	$375.4	$370.5		$340.3
Ratios to average net assets(b):
Expenses	.48	%(c)	.46%	.50%	.47%	.52	%(e)	.52%
Net investment income	2.04	%(c)	2.48%	2.87%	3.11%	3.98	%(e)	4.62%
Portfolio turnover rate(f)	561	%(d)	1554%	1122%	1179%	2707%		2377%

	High Yield Bond Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008		2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.93		$5.06	$4.83	$3.61	$5.09		$5.33

Income (Loss) From Investment Operations:
Net investment income	.18		.38	.42	.41	.41		.40
Net realized and unrealized gain (loss) on investments	.14		(.13)	.23	1.22	(1.48)		(.26)

Total from investment operations	.32		.25	.65	1.63	(1.07)		.14

Less Distributions	(.18)		(.38)	(.42)	(.41)	(.41)		(.38)

Net Asset Value, end of period	$5.07		$4.93	$5.06	$4.83	$3.61		$5.09

Total Return(a)	6.58%		5.10%	14.05%	47.16%	(22.28)%		2.62%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,500.3		$2,158.4	$2,141.2	$1,938.3	$1,239.9		$1,674.0
Ratios to average net assets(b):
Expenses	.57	%(c)	.58%	.58%	.58%	.58%		.58%
Net investment income	7.23	%(c)	7.53%	8.51%	9.75%	8.78%		7.49%
Portfolio turnover rate	25	%(d)	68%	89%	84%	61%		58%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

(e)	Includes interest expense of $0.03%.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	Jennison Portfolio
	Class I
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010(a)	2009(a)	2008(a)	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.26		$23.26	$20.87	$14.69	$23.53	$21.07

Income (Loss) From Investment Operations:
Net investment income	.03		.03	.06	.08	.10	.10
Net realized and unrealized gain (loss) on investments	2.59		.04	2.42	6.22	(8.84)	2.43

Total from investment operations	2.62		.07	2.48	6.30	(8.74)	2.53

Less Distributions	(.04)		(.07)	(.09)	(.12)	(.10)	(.07)

Net Asset Value, end of period	$25.84		$23.26	$23.26	$20.87	$14.69	$23.53

Total Return(b)	11.27%		.30%	11.95%	43.03%	(37.28)%	12.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,210.6		$1,126.3	$1,362.1	$1,298.7	$1,148.0	$2,100.5
Ratios to average net assets(c):
Expenses	.63	%(d)	.64%	.64%	.64%	.63%	.62%
Net investment income	.22	%(d)	.16%	.29%	.44%	.52%	.42%
Portfolio turnover rate	25	%(e)	51%	67%	76%	74%	69%

	Jennison Portfolio
	Class II
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010(a)	2009(a)	2008(a)	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.89		$22.91	$20.55	$14.46	$23.17	$20.77

Income (Loss) From Investment Operations:
Net investment income (loss)	(.03)		(.07)	(.02)	.01	.02	— (f)
Net realized and unrealized gain (loss) on investments	2.56		.05	2.38	6.13	(8.72)	2.40

Total from investment operations	2.53		(.02)	2.36	6.14	(8.70)	2.40

Less Distributions	—		—	— (f)	(.05)	(.01)	—

Net Asset Value, end of period	$25.42		$22.89	$22.91	$20.55	$14.46	$23.17

Total Return(b)	11.05%		(.09)%	11.50%	42.52%	(37.55)%	11.56%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$34.6		$31.9	$33.2	$20.2	$12.2	$21.9
Ratios to average net assets(c):
Expenses	1.03	%(d)	1.04%	1.04%	1.04%	1.03%	1.02%
Net investment income (loss)	(.18	)%(d)	(.24)%	(.10)%	.03%	.12%	.02%
Portfolio turnover rate	25	%(e)	51%	67%	76%	74%	69%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	Money Market Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011		2010		2009		2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00	$10.00

Income From Investment Operations:
Net investment income and realized gains	—	(a)	—	(a)	—	(a)	.04		.26	.49
Distributions	—	(a)	—	(a)	—	(a)	(.04)		(.26)	(.49)
Capital contributions	—		—		—	(a)	—		—	—

Net Asset Value, end of period	$10.00		$10.00		$10.00		$10.00		$10.00	$10.00

Total Return(b)	.01%		.02%		.03%		.40%		2.65%	5.06%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$984.4		$1,016.0		$1,127.1		$1,223.4		$1,489.8	$1,289.9
Ratios to average net assets:
Expenses	.19	%(c)(d)	.18	%(c)	.25	%(c)	.39	%(c)	.43%	.43%
Net investment income	.02	%(c)(d)	.02	%(c)	.03	%(c)	.41	%(c)	2.59%	4.94%

(a)	Less than $.005 per share.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Net of management fee waiver (Note 3). If the investment manager had not waived expenses, the expense ratio and the net investment income (loss) ratio would have been .43% and (.22)% for the six months ended June 30, 2012, .42% and (.22)% for the year ended December 31, 2011, .44% and (.16)% for the year ended December 31, 2010 and .43% and .37% for the year ended December 31, 2009, respectively.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	Natural Resources Portfolio
	Class I
	Six Months Ended June 30, 2012(a)		Year Ended December 31,
			2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$38.25		$47.33	$37.15	$23.70	$56.28	$45.67

Income (Loss) From Investment Operations:
Net investment income	.11		.16	.08	.15	.22	.43
Net realized and unrealized gain (loss) on investments	(4.18)		(9.16)	10.26	17.34	(25.97)	21.09

Total from investment operations	(4.07)		(9.00)	10.34	17.49	(25.75)	21.52

Less Distributions	(3.18)		(.08)	(.16)	(4.04)	(6.83)	(10.91)

Net Asset Value, end of period	$31.00		$38.25	$47.33	$37.15	$23.70	$56.28

Total Return(b)	(10.63)%		(19.03)%	27.98%	77.10%	(53.00)%	48.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$785.1		$926.6	$1,259.5	$1,079.6	$677.4	$1,669.9
Ratios to average net assets(c):
Expenses	.51	%(d)	.50%	.50%	.53%	.50%	.48%
Net investment income	.56	%(d)	.36%	.22%	.51%	.47%	.80%
Portfolio turnover rate	11	%(e)	34%	28%	27%	40%	39%

	Natural Resources Portfolio
	Class II
	Six Months Ended June 30, 2012(a)		Year Ended December 31,
			2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$37.89		$46.98	$36.88	$23.54	$55.92	$45.55

Income (Loss) From Investment Operations:
Net investment income (loss)	.03		(.02)	(.07)	.03	.05	.28
Net realized and unrealized gain (loss) on investments	(4.14)		(9.07)	10.20	17.21	(25.86)	20.92

Total from investment operations	(4.11)		(9.09)	10.13	17.24	(25.81)	21.20

Less Distributions	(3.00)		—	(.03)	(3.90)	(6.57)	(10.83)

Net Asset Value, end of period	$30.78		$37.89	$46.98	$36.88	$23.54	$55.92

Total Return(b)	(10.82)%		(19.35)%	27.48%	76.41%	(53.19)%	47.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$59.7		$67.9	$101.9	$92.6	$42.3	$47.9
Ratios to average net assets(c):
Expenses	.91	%(d)	.90%	.90%	.93%	.90%	.88%
Net investment income (loss)	.16	%(d)	(.04)%	(.18)%	.10%	.12%	.51%
Portfolio turnover rate	11	%(e)	34%	28%	27%	40%	39%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.00		$17.27	$13.83	$12.52	$21.31	$23.29

Income (Loss) From Investment Operations:
Net investment income	.08		.10	.13	.14	.24	.21
Net realized and unrealized gain (loss) on investments	1.20		— (e)	3.43	2.70	(5.92)	(.36)

Total from investment operations	1.28		.10	3.56	2.84	(5.68)	(.15)

Less Distributions	(1.04)		(.37)	(.12)	(1.53)	(3.11)	(1.83)

Net Asset Value, end of period	$17.24		$17.00	$17.27	$13.83	$12.52	$21.31

Total Return(a)	7.77%		.56%	25.93%	25.18%	(31.04)%	(.53)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$558.4		$542.6	$589.9	$492.2	$432.5	$699.6
Ratios to average net assets(b):
Expenses	.47	%(c)	.48%	.49%	.49%	.47%	.46%
Net investment income	1.24	%(c)	.60%	.88%	1.03%	1.33%	.86%
Portfolio turnover rate	4	%(d)	17%	15%	14%	25%	16%

	Stock Index Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$31.47		$31.37	$27.89	$22.76	$36.84	$35.64

Income (Loss) From Investment Operations:
Net investment income	.32		.54	.48	.49	.64	.68
Net realized and unrealized gain (loss) on investments	2.60		.07	3.51	5.32	(14.02)	1.14

Total from investment operations	2.92		.61	3.99	5.81	(13.38)	1.82

Less Distributions	(.69)		(.51)	(.51)	(.68)	(.70)	(.62)

Net Asset Value, end of period	$33.70		$31.47	$31.37	$27.89	$22.76	$36.84

Total Return(a)	9.35%		1.95%	14.59%	26.07%	(36.94)%	5.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,263.6		$2,162.4	$2,277.6	$2,098.1	$1,815.8	$3,122.4
Ratios to average net assets(b):
Expenses	.32	%(c)	.33%	.36%	.37%	.37%	.37%
Net investment income	1.83	%(c)	1.74%	1.70%	2.06%	2.04%	1.73%
Portfolio turnover rate	1	%(d)	2%	4%	5%	4%	3%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

(e)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	Value Portfolio
	Class I
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.93		$17.04	$15.10	$10.86	$23.44	$26.21

Income (Loss) From Investment Operations:
Net investment income	.10		.14	.17	.14	.30	.39
Net realized and unrealized gain (loss) on investments	.50		(1.08)	1.90	4.36	(8.36)	.42

Total from investment operations	.60		(.94)	2.07	4.50	(8.06)	.81

Less Distributions	(.17)		(.17)	(.13)	(.26)	(4.52)	(3.58)

Net Asset Value, end of period	$16.36		$15.93	$17.04	$15.10	$10.86	$23.44

Total Return(a)	3.77%		(5.58)%	13.86%	41.93%	(42.29)%	3.19%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,210.5		$1,231.6	$1,432.9	$1,181.7	$933.1	$1,824.9
Ratios to average net assets(b):
Expenses	.43	%(c)	.43%	.44%	.43%	.43%	.43%
Net investment income	1.19	%(c)	.90%	1.08%	1.15%	1.46%	1.35%
Portfolio turnover rate	17	%(d)	43%	63%	51%	71%	52%

	Value Portfolio
	Class II
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.04		$17.13	$15.16	$10.91	$23.51	$26.26

Income (Loss) From Investment Operations:
Net investment income	.07		.08	.12	.13	.21	.29
Net realized and unrealized gain (loss) on investments	.49		(1.08)	1.90	4.33	(8.38)	.42

Total from investment operations	.56		(1.00)	2.02	4.46	(8.17)	.71

Less Distributions	(.09)		(.09)	(.05)	(.21)	(4.43)	(3.46)

Net Asset Value, end of period	$16.51		$16.04	$17.13	$15.16	$10.91	$23.51

Total Return(a)	3.54%		(5.89)%	13.39%	41.26%	(42.56)%	2.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.0		$6.0	$7.1	$3.7	$1.7	$2.7
Ratios to average net assets(b):
Expenses	.83	%(c)	.83%	.84%	.83%	.83%	.83%
Net investment income	.79	%(c)	.50%	.69%	.74%	1.08%	.96%
Portfolio turnover rate	17	%(d)	43%	63%	51%	71%	52%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of ten individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2012 (the “Meeting”) and approved the renewal of the agreements through July 31, 2013, after concluding that renewal of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with their consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided by PI and each subadviser, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’

portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that, with the exception of the Stock Index Portfolio, the management fee schedule for the Portfolios generally does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets, the Stock Index Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced. The Board also noted that the management fee was subject to a voluntary waiver by PI of 0.05% of the management fee at each breakpoint level, and that PI had agreed to retain this waiver.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods ended December 31, 2011.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2011. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board concluded that in light of the Portfolio’s competitive long-term performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Global Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, although it underperformed the index over the one-, five- and ten-year periods.

•

The Board noted, however, the continued improved performance of the Portfolio against its Peer Group, including in the last quarter of 2011 and the first quarter of 2012, when the Portfolio ranked in the second quartile.

•	The Board further noted information furnished by PI indicating that the Portfolio’s recent underperformance was attributable to the Portfolio’s domestic equity subadvisers.

•	The Board further noted PI’s recommendation that each of the Portfolio’s subadvisers be retained based on the complementary investment philosophies utilized by each subadviser.

•	The Board concluded that it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Government Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, although it underperformed over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance over the longer-term, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

High Yield Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods, although it underperformed over the three-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Jennison Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the five- and ten-year periods, although it underperformed its benchmark index over the one- and three-year periods.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark and Peer Universe over longer-term periods, it would be in the best interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fee: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed against its benchmark index over the three- and five-year periods, although it underperformed its benchmark index over the one-year period.

•

The Board noted, however, the recent improved performance of the Portfolio against its benchmark index in the last quarter of 2011 and first quarter of 2012 when the Portfolio ranked in the second quartile.

•

The Board concluded that, in light of the Portfolio’s competitive performance over the longer-term periods, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Small Capitalization Stock Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio’s performance over all periods closely tracked the benchmark index, which was consistent with the Portfolio’s operation as an index fund.

•	The Board accepted PI’s recommendation to retain the existing voluntary waiver of 0.05% of the management fee at each breakpoint level.

•

The Board concluded that, in light of the Portfolio’s consistent performance to that of the benchmark index, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board concluded that, in light of the Portfolio’s competitive performance over the longer-term periods, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies, and each is solely responsible for its financial condition and contractual obligations.

Life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRESORTED STD U.S. POSTAGE PAID HARRISONBURG, VA PERMIT No. 250 ZIP CODE 22801

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time.

Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229045-00001-00    PSF-SAR-A-ILI

THE PRUDENTIAL SERIES FUND

SEMIANNUAL REPORT • JUNE 30, 2012

Make Life Easier with e-Delivery

You can stop receiving printed semiannual reports and start reviewing them online by using e-Delivery.

To receive your semiannual reports online, go to www.prudential.com/edelivery, or scan the code below.

This report is one of several that provides financial information about certain investment choices available under variable life insurance contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of the semiannual report. Please refer to your variable life insurance contract prospectus to determine which prospectus supplements are applicable to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses of the portfolios, and the contract and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable life insurance contracts should call (800)778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced above, for variable life insurance contract owners.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling (800)778-2255.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy that you have chosen. Please refer to your variable life insurance prospectus to determine which portfolios are available to you.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2012

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	SP International Growth Portfolio	A1
	SP International Value Portfolio	A6
	SP Prudential U.S. Emerging Growth Portfolio	A12
	SP Small Cap Value Portfolio	A16

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2012

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Robert F. O’Donnell

President,

The Prudential Series Fund	July 31, 2012

Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2012

SP International Growth
Five Largest Holdings	(% of Net Assets	)
Novo Nordisk A/S (Class B Stock) (Denmark)	3.4%
Samsung Electronics Co. Ltd. (South Korea)	2.8%
Shire PLC (Ireland)	2.3%
Standard Chartered PLC (United Kingdom)	2.3%
Rolls-Royce Holdings PLC (United Kingdom)	2.2%

SP International Value
Five Largest Holdings	(% of Net Assets	)
Novartis AG (Switzerland)	2.0%
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	1.7%
Vodafone Group PLC (United Kingdom)	1.5%
Novo Nordisk A/S (Class B Stock) (Denmark)	1.4%
KDDI Corp. (Japan)	1.3%

SP Prudential U.S. Emerging Growth
Five Largest Holdings	(% of Net Assets	)
Crown Castle International Corp.	3.1%
VeriSign, Inc.	2.2%
Dollar Tree, Inc.	2.1%
Ross Stores, Inc.	2.1%
DaVita, Inc.	2.0%

SP Small Cap Value
Five Largest Holdings	(% of Net Assets	)
Signature Bank	1.4%
Allied World Assurance Co. Holdings AG (Switzerland)	1.4%
Southwest Gas Corp.	1.3%
Pebblebrook Hotel Trust	1.1%
El Paso Electric Co.	1.1%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2012

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
SP International Growth (Class I)	Actual	$1,000.00	$1,071.60	1.33%	$6.85
	Hypothetical	$1,000.00	$1,018.25	1.33%	$6.67
SP International Growth (Class II)	Actual	$1,000.00	$1,069.80	1.73%	$8.90
	Hypothetical	$1,000.00	$1,016.26	1.73%	$8.67
SP International Value (Class I)	Actual	$1,000.00	$1,029.70	1.15%	$5.80
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
SP Prudential U.S. Emerging Growth (Class I)	Actual	$1,000.00	$1,110.60	0.67%	$3.52
	Hypothetical	$1,000.00	$1,021.53	0.67%	$3.37
SP Prudential U.S. Emerging Growth (Class II)	Actual	$1,000.00	$1,108.50	1.07%	$5.61
	Hypothetical	$1,000.00	$1,019.54	1.07%	$5.37
SP Small Cap Value (Class I)	Actual	$1,000.00	$1,068.30	1.05%	$5.40
	Hypothetical	$1,000.00	$1,019.64	1.05%	$5.27

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2012, and divided by the 366 days in the Portfolio's fiscal year ending December 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS — 96.2%	Shares	Value (Note 2)

Argentina — 0.7%
MercadoLibre, Inc.	7,937	$601,625

Belgium — 1.7%
Anheuser-Busch InBev NV	17,474	1,377,675

Bermuda — 1.4%
Credicorp Ltd.	9,601	1,208,670

Brazil — 4.3%
Arezzo Industria e Comercio SA	23,894	350,707
BR Malls Participacoes SA	46,500	526,699
Cia de Bebidas das Americas	25,100	784,055
Grupo BTG Pactual*	54,800	805,971
Odontoprev SA	89,201	449,891
Petroleo Brasileiro SA	4,900	45,865
Raia Drogasil SA	61,507	615,529

		3,578,717

Canada — 2.6%
Brookfield Asset Management, Inc. (Class A Stock)	11,000	364,100
Canadian National Railway Co.	5,687	479,869
Imax Corp.*(a)	7,252	174,266
Lululemon Athletica, Inc.*(a)	13,700	816,931
Toronto-Dominion Bank (The)	4,415	345,533

		2,180,699

China — 4.0%
Baidu, Inc., ADR*	13,213	1,519,231
Industrial & Commercial Bank of China Ltd. (Class H Stock)	626,000	350,928
Lenovo Group Ltd.	352,000	300,373
NetEase, Inc., ADR*	3,984	234,458
Tencent Holdings Ltd.	32,851	970,132

		3,375,122

Colombia — 1.3%
Ecopetrol SA, ADR(a)	15,800	881,482
Pacific Rubiales Energy Corp.	8,099	171,510

		1,052,992

Denmark — 3.4%
Novo Nordisk A/S (Class B Stock)	19,611	2,844,318

France — 4.5%
Arkema SA	3,141	205,950
BNP Paribas SA	11,988	462,195
Dassault Systemes SA	10,436	979,126
Pernod-Ricard SA	3,702	395,864
Remy Cointreau SA	6,815	748,737
Schneider Electric SA	4,716	262,133
Technip SA	4,349	453,237
Unibail-Rodamco SE, REIT	1,523	280,553

		3,787,795

Germany — 7.7%
Adidas AG	17,412	1,248,059
BASF SE	5,514	383,414
Bayerische Motoren Werke AG	16,734	1,211,007
Brenntag AG	1,682	186,143
Fresenius SE & Co. KGaA	11,108	1,150,100
Kabel Deutschland Holding AG*	8,340	519,748

COMMON STOCKS (continued)	Shares	Value (Note 2)

Germany (continued)
SAP AG	29,609	$1,753,313

		6,451,784

Hong Kong — 5.0%
AIA Group Ltd.	238,600	824,139
ASM Pacific Technology Ltd.	24,100	308,055
Belle International Holdings Ltd.	118,000	202,153
China Overseas Land & Investment Ltd.	273,340	643,721
China Unicom Hong Kong Ltd.	436,000	548,262
CNOOC Ltd.	122,800	247,579
Hang Lung Properties Ltd.	131,000	448,101
Michael Kors Holdings Ltd.*	22,300	933,032

		4,155,042

Ireland — 5.1%
Accenture PLC (Class A Stock)	25,214	1,515,109
Experian PLC	61,001	860,610
Shire PLC	66,798	1,921,766

		4,297,485

Israel — 0.9%
Check Point Software Technologies Ltd.*(a)	14,589	723,468

Italy — 2.5%
ENI SpA	30,384	645,514
Prada SpA	130,620	881,409
Salvatore Ferragamo Italia SpA	28,818	601,119

		2,128,042

Japan — 7.8%
Canon, Inc.	12,300	490,899
Daito Trust Construction Co. Ltd.	1,600	151,667
FANUC Corp.	8,328	1,368,966
Fast Retailing Co. Ltd.	1,800	360,165
Honda Motor Co. Ltd.	20,100	701,401
Hoya Corp.	12,000	264,360
Marubeni Corp.	39,000	259,853
Nikon Corp.	13,000	395,730
ORIX Corp.	4,800	447,340
Rakuten, Inc.	48,500	501,426
Softbank Corp.	10,900	405,738
Sumitomo Realty & Development Co. Ltd.	11,000	270,560
Unicharm Corp.	16,400	933,509

		6,551,614

Luxembourg — 0.8%
Millicom International Cellular SA, SDR	6,932	654,214

Macau — 0.7%
Sands China Ltd.	177,632	571,447

Mexico — 0.3%
Wal-Mart de Mexico SAB de CV (Class V Stock)	99,200	265,407

Netherlands — 3.9%
ASML Holding NV	8,519	437,503
Core Laboratories NV	4,000	463,600
LyondellBasell Industries NV (Class A Stock)	15,093	607,795
Royal Dutch Shell PLC (Class B Stock)	11,424	398,968
Sensata Technologies Holding NV*(a)	9,117	244,153

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Netherlands (continued)
Unilever NV, CVA	13,384	$447,100
Yandex NV*(a)	14,728	280,568
Ziggo NV*	11,034	351,672

		3,231,359

Norway — 0.4%
Statoil ASA	13,404	319,666

South Africa — 2.5%
FirstRand Ltd.	80,052	259,116
Mr. Price Group Ltd.	55,403	759,581
Naspers Ltd. (Class N Stock)	11,507	614,617
Woolworths Holdings Ltd.	72,336	445,588

		2,078,902

South Korea — 5.1%
Hyundai Motor Co.	2,961	607,877
NCSoft Corp.	2,633	631,657
Orion Corp.	816	675,970
Samsung Electronics Co. Ltd.	2,194	2,323,418

		4,238,922

Spain — 2.0%
Inditex SA	16,109	1,665,114

Sweden — 0.6%
Atlas Copco AB (Class A Stock)	13,332	286,915
Elekta AB (Class B Stock)(a)	4,148	189,546

		476,461

Switzerland — 6.3%
Dufry AG*	5,040	610,892
Geberit AG	1,248	246,203
Glencore International PLC(a)	52,493	243,420
Julius Baer Group Ltd.*	15,261	553,313
Lindt & Spruengli AG*	6	220,345
Nestle SA	11,558	689,757
Partners Group Holding AG	1,370	243,658
Roche Holding AG	3,953	682,813
Swatch Group AG (The)	952	376,270
Syngenta AG	3,235	1,107,422
Xstrata PLC	21,088	265,147

		5,239,240

Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	77,325	1,079,457

Thailand — 0.6%
CP ALL PCL	482,242	539,030

Turkey — 0.6%
BIM Birlesik Magazalar A/S	12,497	515,893

United Kingdom — 17.0%
Aggreko PLC	14,788	480,915
ARM Holdings PLC	186,665	1,478,871
Babcock International Group PLC	18,890	252,998
Berkeley Group Holdings PLC*	9,159	202,616
BG Group PLC	65,462	1,340,100
British American Tobacco PLC	9,138	464,575
British Sky Broadcasting Group PLC	53,993	588,625
Burberry Group PLC	44,671	930,083

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Kingdom (continued)
Compass Group PLC	120,265	$1,262,422
Diageo PLC	27,031	696,722
InterContinental Hotels Group PLC	10,630	255,911
Johnson Matthey PLC	10,046	348,393
Next PLC	5,143	258,240
Pearson PLC	18,585	368,758
Petrofac Ltd.	14,504	316,582
Rolls-Royce Holdings PLC*	136,510	1,839,843
Standard Chartered PLC	87,285	1,896,086
Tullow Oil PLC	21,257	491,303
Weir Group PLC (The)(a)	9,013	216,579
Whitbread PLC	14,490	460,709

		14,150,331

United States — 1.2%
Perrigo Co.(a)	3,919	462,168
Wynn Resorts Ltd.	4,938	512,169

		974,337

TOTAL COMMON STOCKS (cost $76,870,394)		80,314,828

PREFERRED STOCK
United Kingdom
Rolls-Royce Holdings PLC (PRFC C) (United Kingdom) (cost $20,069)	12,426,804	19,462

TOTAL LONG-TERM INVESTMENTS (cost $76,890,463)		80,334,290

SHORT-TERM INVESTMENT — 8.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $6,831,225; includes $4,216,917 of cash collateral for securities on loan)(b)(w)(Note 4)	6,831,225	6,831,225

TOTAL INVESTMENTS — 104.4% (cost $83,721,688)		87,165,515
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (4.4)%		(3,683,503)

NET ASSETS — 100.0%		$83,482,012

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights
GBP	British Pound
JPY	Japanese Yen
*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,200,367; cash collateral of $4,216,917 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

value of securities loaned due to significant market increases on the last day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
British Pound, Expiring 07/26/12	Deutsche Bank	GBP	926	$1,464,677	$1,450,159	$(14,518)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound, Expiring 07/26/12	Deutsche Bank	GBP	926	$1,493,611	$1,450,159	$43,452
Japanese Yen, Expiring 09/20/12	State Street Bank	JPY	16,719	209,496	209,806	(310)

				$1,703,107	$1,659,965	$43,142

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$601,625	$—	$—
Belgium	—	1,377,675	—
Bermuda	1,208,670	—	—
Brazil	3,578,717	—	—
Canada	2,180,699	—	—
China	1,753,689	1,621,433	—
Columbia	1,052,992	—	—
Denmark	—	2,844,318	—
France	—	3,787,795	—
Germany	—	6,451,784	—
Hong Kong	933,032	3,222,010	—
Ireland	1,515,109	2,782,376	—
Israel	723,468	—	—
Italy	—	2,128,042	—
Japan	—	6,551,614	—
Luxembourg	—	654,214	—
Macau	—	571,447	—
Mexico	265,407	—	—
Netherlands	1,947,788	1,283,571	—
Norway	—	319,666	—

	Level 1	Level 2	Level 3
South Africa	$—	$2,078,902	$—
South Korea	—	4,238,922	—
Spain	—	1,665,114	—
Sweden	—	476,461	—
Switzerland	—	5,239,240	—
Taiwan	1,079,457	—	—
Thailand	539,030	—	—
Turkey	—	515,893	—
United Kingdom	—	14,150,331	—
United States	974,337	—	—
Preferred Stock — United Kingdom	—	19,462	—
Affiliated Money Market Mutual Fund	6,831,225	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	28,624	—

Total	$25,185,245	$62,008,894	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at December 31, 2011 was $7,908. An amount of $63,704,359 was transferred from Level 1 into Level 2 at June 30, 2012 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (5.1% represents investments purchased with collateral from securities on loan)	8.2%
Pharmaceuticals	7.1
Textiles, Apparel & Luxury Goods	6.8
Semiconductors & Semiconductor Equipment	6.8
Commercial Banks	6.1
Oil, Gas & Consumable Fuels	6.0
Internet Software & Services	5.0
Software	5.0
Beverages	4.9
Specialty Retail	3.6
Chemicals	3.3
Media	2.5
Machinery	2.3
Aerospace & Defense	2.2
Hotels, Restaurants & Leisure	2.2
Automobiles	2.1
Real Estate Operation & Development	2.0
Food & Staples Retailing	1.9
Healthcare Providers & Services	1.9
IT Services	1.8
Diversified Financial Services	1.8
Retail & Merchandising	1.7
Foods	1.6
Lodging	1.5

Wireless Telecommunication Services	1.3%
Household Products	1.1
Energy Equipment & Services	1.1
Telecommunications	1.1
Professional Services	1.0
Insurance	1.0
Commercial Services & Supplies	0.9
Automobile Manufacturers	0.9
Electronic Components	0.8
Food Products	0.8
Real Estate Management & Development	0.8
Metals & Mining	0.6
Office Equipment	0.6
Transportation	0.6
Tobacco	0.6
Multi-Line Retail	0.5
Miscellaneous Manufacturing	0.5
Computers & Peripherals	0.3
Real Estate Investment Trusts	0.3
Electronics	0.3
Distribution/Wholesale	0.3
Building & Construction	0.3
Household Durables	0.2
Healthcare Products	0.2

104.4
Liabilities in excess of other assets	(4.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$43,452	Unrealized depreciation on foreign currency forward contracts	$14,828

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$116,925	$116,925
Equity contracts	1,339	—	1,339

Total	$1,339	$116,925	$118,264

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$37,429

For the six months ended June 30, 2012, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $577,331 and the average value at settlement date receivable for forward foreign currency exchange sale contracts was $1,566,862.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2012

ASSETS
Investments at value, including securities on loan of $4,200,367:
Unaffiliated investments (cost $76,890,463)	$80,334,290
Affiliated investments (cost $6,831,225)	6,831,225
Foreign currency, at value (cost $25,082)	25,449
Cash	7,368
Receivable for investments sold	453,279
Tax reclaim receivable	336,908
Dividends and interest receivable	113,512
Unrealized appreciation on foreign currency forward contracts	43,452
Receivable for Series shares sold	28,006
Prepaid expenses	2,662

Total Assets	88,176,151

LIABILITIES
Collateral for securities on loan	4,216,917
Payable for investments purchased	201,526
Accrued expenses and other liabilities	180,251
Management fee payable	56,463
Payable for Series shares repurchased	21,730
Unrealized depreciation on foreign currency forward contracts	14,828
Distribution fee payable	1,498
Affiliated transfer agent fees payable	926

Total Liabilities	4,694,139

NET ASSETS	$83,482,012

Net assets were comprised of:
Paid-in capital	$128,560,205
Retained earnings	(45,078,193)

Net assets, June 30, 2012	$83,482,012

Class I:
Net asset value and redemption price per share, $75,884,294 / 16,359,318 outstanding shares of beneficial interest	$4.64

Class II:
Net asset value and redemption price per share, $7,597,718 / 1,652,739 outstanding shares of beneficial interest	$4.60

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income (net of $119,490 foreign withholding tax)	$1,769,854
Interest income	13,647
Affiliated income from securities lending, net	7,224
Affiliated dividend income	2,758

1,793,483

EXPENSES
Management fee	373,040
Distribution fee—Class II	9,791
Administration fee—Class II	5,874
Custodian’s fees and expenses	136,000
Shareholders’ reports	34,000
Audit fee	12,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	1,000
Miscellaneous	11,142

Total expenses	599,847

NET INVESTMENT INCOME	1,193,636

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	4,683,777
Foreign currency transactions	173,322

4,857,099

Net change in unrealized appreciation (depreciation) on:
Investments	(899)
Foreign currencies	34,071

33,172

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,890,271

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,083,907

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,193,636	$508,283
Net realized gain on investment and foreign currency transactions	4,857,099	19,735,790
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	33,172	(32,332,367)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,083,907	(12,088,294)

DISTRIBUTIONS
Class I	(507,441)	(1,181,454)
Class II	—	(39,406)

TOTAL DISTRIBUTIONS	(507,441)	(1,220,860)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold	2,227,231	7,411,046
Series shares issued in reinvestment of distributions	507,441	1,220,860
Series shares repurchased	(7,515,876)	(84,871,319)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(4,781,204)	(76,239,413)

TOTAL INCREASE (DECREASE) IN NET ASSETS	795,262	(89,548,567)
NET ASSETS:
Beginning of period	82,686,750	172,235,317

End of period	$83,482,012	$82,686,750

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS — 94.2%	Shares	Value (Note 2)

Australia — 3.5%
Bendigo and Adelaide Bank Ltd.	32,600	$249,128
BHP Billiton Ltd.	9,080	295,757
Caltex Australia Ltd.	22,400	312,858
Challenger Ltd.	123,500	414,795
Downer EDI Ltd.	101,900	329,632
Emeco Holdings Ltd.	372,800	336,775
Goodman Fielder Ltd.	267,300	151,025
National Australia Bank Ltd.	41,400	1,008,404
OneSteel Ltd.	269,600	243,127
Pacific Brands Ltd.	502,100	259,028
Telstra Corp. Ltd.	127,500	483,087

		4,083,616

Austria — 0.6%
OMV AG	15,300	481,182
Voestalpine AG	6,500	172,636

		653,818

Belgium — 0.3%
AGFA-Gevaert NV*	84,400	138,212
Delhaize Group SA	7,300	267,413
Dexia NV/SA*	27,423	4,507

		410,132

Brazil — 1.4%
BM&FBOVESPA SA	70,750	356,833
Embraer SA, ADR	22,340	592,680
Natura Cosmeticos SA	31,600	728,444

		1,677,957

Canada — 2.7%
Canadian National Railway Co.	13,160	1,112,932
Canadian Natural Resources Ltd.	18,778	503,710
Cenovus Energy, Inc.	19,183	609,915
Potash Corp. of Saskatchewan, Inc.	22,380	977,782

		3,204,339

Cayman Islands — 0.6%
Tencent Holdings Ltd.	22,610	667,702

China — 2.8%
Baidu, Inc., ADR*	6,197	712,531
China Life Insurance Co. Ltd. (Class H Stock)	200,440	527,860
China Merchants Bank Co. Ltd. (Class H Stock)	403,382	764,848
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,160,520	650,574
Sinopharm Group Co. Ltd. (Class H Stock)	212,698	591,272

		3,247,085

Denmark — 1.9%
Danske Bank A/S*	13,800	191,881
H. Lundbeck A/S	15,600	322,338
Novo Nordisk A/S (Class B Stock)	11,783	1,708,969

		2,223,188

Finland — 0.3%
Tieto Oyj	21,500	343,569

COMMON STOCKS (continued)	Shares	Value (Note 2)

France — 8.1%
Air Liquide SA	10,047	$1,148,707
AXA SA	19,800	264,701
BNP Paribas	8,300	320,005
Cie Generale des Etablissements Michelin (Class B Stock)	9,452	618,411
Ciments Francais SA	4,200	254,660
Credit Agricole SA*	53,627	236,627
France Telecom SA	14,600	191,967
LVMH Moet Hennessy Louis Vuitton SA	9,255	1,408,520
Publicis Groupe SA	17,955	821,147
Rallye SA	5,500	157,147
Renault SA	5,700	227,616
Sanofi	18,907	1,431,279
SCOR SE	13,800	334,547
Societe Generale SA*	9,318	218,504
Thales SA	6,300	208,146
Total SA	21,200	954,191
Valeo SA	6,500	268,542
Vivendi SA	28,520	529,926

		9,594,643

Germany — 8.9%
Adidas AG	19,008	1,362,457
Allianz SE	14,880	1,496,706
BASF SE	7,800	542,370
Bayer AG	4,300	309,856
Daimler AG	7,000	314,577
Deutsche Bank AG	12,200	440,338
E.ON AG	12,200	263,632
Fresenius Medical Care AG & Co. KGaA	15,630	1,103,921
Hannover Rueckversicherung AG	6,900	411,024
Merck KGaA	3,700	369,507
Muenchener Rueckversicherungs-Gesellschaft AG	3,700	522,086
Rheinmetall AG	7,400	363,764
RWE AG	6,300	257,636
SAP AG	21,576	1,277,635
Siemens AG	12,400	1,041,939
ThyssenKrupp AG	9,700	158,010
Volkswagen AG	2,100	317,339

		10,552,797

Hong Kong — 2.6%
CNOOC Ltd.	658,889	1,328,399
First Pacific Co. Ltd.	604,000	626,499
Hong Kong Exchanges and Clearing Ltd.	60,977	877,384
Kingboard Chemical Holdings Ltd.	120,000	233,714
Solomon Systech International Ltd.*	525,000	14,413

		3,080,409

Ireland — 0.9%
Accenture PLC (Class A Stock)*	4,825	289,934
Covidien PLC	15,250	815,875
Irish Life & Permanent Group Holdings PLC*	45,500	1,555

		1,107,364

SEE NOTES TO FINANCIAL STATEMENTS.

A6

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Israel — 2.4%
Bank Hapoalim BM	73,200	$225,755
Check Point Software Technologies Ltd.*	15,229	755,206
Elbit Systems Ltd.	6,900	237,587
Teva Pharmaceutical Industries Ltd.	11,300	445,418
Teva Pharmaceutical Industries Ltd., ADR	30,509	1,203,275

		2,867,241

Italy — 1.4%
Banco Popolare Scarl	23,700	31,821
Enel SpA	132,800	428,793
ENI SpA	38,600	820,065
Finmeccanica SpA*	30,000	121,302
Fondiaria-Sai SpA*	17,000	20,201
Telecom Italia SpA	277,700	274,408

		1,696,590

Japan — 16.5%
Aoyama Trading Co. Ltd.	18,500	379,752
Canon, Inc.	14,529	579,860
COMSYS Holdings Corp.	30,700	361,086
Dai-ichi Life Insurance Co. Ltd. (The)	437	506,106
FANUC Corp.	4,393	722,126
Fukuoka Financial Group, Inc.	77,000	300,680
Fuyo General Lease Co. Ltd.	9,200	290,308
Hitachi Capital Corp.	20,000	334,754
JX Holdings, Inc.	60,600	312,333
K’s Holdings Corp.	13,400	391,679
KDDI Corp.	243	1,567,571
Keihin Corp.	11,700	173,392
Keiyo Bank Ltd. (The)	55,000	255,171
Komatsu Ltd.	39,500	942,918
Kurabo Industries Ltd.	108,000	188,580
KYORIN Holdings, Inc.	25,000	527,319
Kyowa Exeo Corp.	41,600	423,700
Marubeni Corp.	79,000	526,369
Miraca Holdings, Inc.	4,900	203,440
Mitsubishi Corp.	8,900	179,907
Mitsubishi UFJ Financial Group, Inc.	246,590	1,181,383
Mitsui & Co. Ltd.	19,800	294,225
Mizuho Financial Group, Inc.	287,900	486,334
Nippon Electric Glass Co. Ltd.	23,000	137,369
Nippon Shokubai Co. Ltd.	31,000	375,162
Nippon Telegraph & Telephone Corp.	15,500	722,773
NTT DoCoMo, Inc.	400	665,601
Otsuka Holdings Co. Ltd.	18,000	552,514
Sankyo Co. Ltd.	3,800	185,437
Sankyu, Inc.	91,000	325,654
Seino Holdings Co. Ltd.	43,000	288,063
Shimachu Co. Ltd.	17,400	380,915
Shizuoka Gas Co. Ltd.	38,100	254,189
Sumitomo Corp.	38,400	537,285
Sumitomo Mitsui Financial Group, Inc.	18,800	621,057
Sumitomo Mitsui Trust Holdings, Inc.	41,720	124,685
Toagosei Co. Ltd.	82,000	320,805
Toppan Forms Co. Ltd.	50,100	427,606
Toyota Motor Corp.	28,080	1,133,371
Toyota Tsusho Corp.	24,500	468,331

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Tsuruha Holdings, Inc.	8,200	$509,881
Yokohama Rubber Co. Ltd. (The)	46,700	352,293

		19,511,984

Liechtenstein — 0.2%
Verwaltungs-und Privat-Bank AG	2,300	178,349

Mauritius — 0.3%
Golden Agri-Resources Ltd.	719,600	384,320

Mexico — 0.7%
Wal-Mart de Mexico SAB de CV (Class V Stock)	293,460	785,144

Netherlands — 3.1%
ING Groep NV, CVA*	51,900	347,944
Koninklijke Ahold NV	47,900	593,353
Koninklijke DSM NV	9,800	483,136
Koninklijke KPN NV	17,600	168,292
Koninklijke Philips Electronics NV	13,500	266,027
Nutreco NV	3,600	251,053
Schlumberger Ltd.	19,350	1,256,008
Yandex NV*	16,100	306,705

		3,672,518

New Zealand — 0.3%
Air New Zealand Ltd.(g)	580,000	400,518

Norway — 0.6%
DnB NOR ASA	29,200	290,349
Statoil ASA	17,200	410,195

		700,544

South Korea — 0.8%
Hyundai Motor Co.	4,820	989,519

Spain — 1.3%
Banco Bilbao Vizcaya Argentaria SA	32,400	231,380
Banco Espanol de Credito SA	40,600	132,607
Banco Santander SA	70,100	463,730
Repsol YPF SA	27,200	437,244
Telefonica SA	18,900	248,790

		1,513,751

Sweden — 1.8%
Boliden AB	29,900	417,220
Hennes & Mauritz AB (Class B Stock)	31,274	1,122,547
NCC AB (Class B Stock)	11,400	205,140
Svenska Handelsbanken AB (Class A Stock)	11,600	381,359

		2,126,266

Switzerland — 7.0%
Baloise Holding AG	6,800	449,246
Clariant AG*	30,800	304,377
Credit Suisse Group AG	17,100	312,879
Georg Fischer AG*	500	172,687
Julius Baer Group Ltd.*	16,432	595,770
Nestle SA	24,400	1,456,140
Novartis AG	41,352	2,312,045
Roche Holding AG	2,200	380,013
Swatch Group AG (The)	1,150	454,528
Swiss Re Ltd.*	8,100	510,639

SEE NOTES TO FINANCIAL STATEMENTS.

A7

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Switzerland (continued)
Syngenta AG	1,800	$616,185
Zurich Financial Services AG*	3,300	746,209

		8,310,718

United Kingdom — 22.5%
ARM Holdings PLC	67,758	536,819
AstraZeneca PLC	28,900	1,291,470
Aviva PLC	77,400	331,422
BAE Systems PLC	157,100	712,232
Barclays PLC	87,400	223,329
Beazley PLC	159,400	344,556
Berendsen PLC	16,700	130,948
BG Group PLC	59,350	1,214,979
BP PLC	120,000	801,382
British American Tobacco PLC	30,612	1,556,309
BT Group PLC	285,000	944,353
Cable & Wireless Communications PLC	369,000	171,917
Carnival PLC	23,271	795,645
Cookson Group PLC	51,200	473,772
Dairy Crest Group PLC	40,400	209,276
Drax Group PLC	14,000	123,158
DS Smith PLC	79,800	184,243
GlaxoSmithKline PLC	17,700	402,037
Home Retail Group PLC	149,600	198,717
HSBC Holdings PLC	138,902	1,228,876
J Sainsbury PLC	135,800	641,809
Kingfisher PLC	216,730	977,671
Legal & General Group PLC	291,300	582,387
Logica PLC	45,600	75,834
Marks & Spencer Group PLC	29,500	150,439
Marston’s PLC	104,410	170,025
Old Mutual PLC	178,500	424,518
Pearson PLC	34,651	687,535
Reckitt Benckiser Group PLC	26,473	1,399,279
Rexam PLC	71,100	469,254
Rolls-Royce Holdings PLC*	40,880	550,969
Royal Dutch Shell PLC (Class B Stock)	56,300	1,966,201
RSA Insurance Group PLC	195,300	331,538
SABMiller PLC	18,524	743,204
Standard Chartered PLC	60,205	1,307,829
Tesco PLC	301,721	1,466,307
Thomas Cook Group PLC	150,100	35,191
Tullett Prebon PLC	57,600	256,920
Vodafone Group PLC	638,640	1,795,056
WM Morrison Supermarkets PLC	146,400	610,893

		26,518,299

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States — 0.7%
Yum! Brands, Inc.	12,100	$779,482

TOTAL COMMON STOCKS (cost $109,874,540)		111,281,862

PREFERRED STOCKS — 1.3%
Brazil — 0.9%
Volkswagen AG (PRFC)	6,231	987,167

Germany — 0.4%
Itau Unibanco Holding SA, ADR (PRFC)	34,900	485,808

United Kingdom
Rolls-Royce Holdings PLC (PRFC)*(g)	4,333,280	6,786

TOTAL PREFERRED STOCKS (cost $1,264,642)		1,479,761

TOTAL LONG-TERM INVESTMENTS (cost $111,139,182)		112,761,623

SHORT-TERM INVESTMENT — 2.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $3,396,383)(w)(Note 4)	3,396,383	3,396,383

TOTAL INVESTMENTS — 98.4% (cost $114,535,565)		116,158,006
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.6%		1,927,698

NET ASSETS — 100.0%		$118,085,704

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
EUR	Euro

*	Non-income producing security.

(g)	Indicates a security or securities that have been deemed illiquid.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2012:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 07/18/12	State Street Bank	EUR	995	$1,251,959	$1,259,372	$(7,413)
Expiring 11/08/12	Bank of New York Mellon	EUR	3,073	4,025,498	3,894,202	131,296

				$5,277,457	$5,153,574	$123,883

SEE NOTES TO FINANCIAL STATEMENTS.

A8

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$4,083,616	$—
Austria	—	653,818	—
Belgium	—	410,132	—
Brazil	1,677,957	—	—
Canada	3,204,339	—	—
Cayman Islands	667,702	—	—
China	712,531	2,534,554	—
Denmark	—	2,223,188	—
Finland	—	343,569	—
France	—	9,594,643	—
Germany	—	10,552,797	—
Hong Kong	—	3,080,409	—
Ireland	1,107,364	—	—
Israel	1,958,481	908,760	—
Italy	—	1,696,590	—
Japan	—	19,511,984	—
Liechtenstein	178,349	—	—
Mauritius	—	384,320	—
Mexico	785,144	—	—
Netherlands	1,562,713	2,109,805	—
New Zealand	—	400,518	—

	Level 1	Level 2	Level 3
Norway	$—	$700,544	$—
South Korea	—	989,519	—
Spain	—	1,513,751	—
Sweden	—	2,126,266	—
Switzerland	—	8,310,718	—
United Kingdom	—	26,518,299	—
United States	779,482	—	—
Preferred Stocks:
Brazil	—	987,167	—
Germany	485,808	—	—
United Kingdom	—	—	6,786
Affiliated Money Market Mutual Fund	3,396,383	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	123,883	—

Total	$16,516,253	$99,758,850	$6,786

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at December 31, 2011 was $4,380. An amount of $102,041,150 was transferred from Level 1 into Level 2 at June 30, 2012 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2012 were as follows:

Banks	11.3%
Oil & Gas	10.0
Pharmaceuticals	9.4
Insurance	6.8
Telecommunications	6.1
Food	4.9
Retail	4.5
Chemicals	4.4
Auto Manufacturers	3.2
Affiliated Money Market Mutual Fund	2.9
Diversified Financial Services	2.2
Aerospace/Defense	2.1
Holding Companies – Diversified	1.7
Software	1.7
Distribution/Wholesale	1.7
Hotels, Restaurants & Leisure	1.5
Transportation	1.5
Household Products/Wares	1.4
Agriculture	1.3

Engineering & Construction	1.2%
Auto Parts & Equipment	1.1
Apparel	1.1
Iron/Steel	1.1
Media	1.0
Healthcare – Services	0.9
Miscellaneous Manufacturing	0.9
Internet	0.9
Electric	0.8
Machinery – Construction & Mining	0.8
Industrial Conglomerates	0.7
Advertising	0.7
Healthcare Products	0.7
Beverages	0.6
Cosmetics/Personal Care	0.6
Machinery & Equipment	0.6
Software/Services	0.6
Office Equipment	0.5
Commercial Services	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A9

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Industry (cont.)
Medical – Drugs	0.5%
Semiconductors	0.5
Containers & Packaging	0.4
Computers	0.4
Electronics	0.3
Airlines	0.3
Trading Companies & Distributors	0.3
Automobile Manufacturers	0.3
Computer Services & Software	0.2
Building Materials	0.2
Electronic Components & Equipment	0.2
Textiles	0.2
Entertainment	0.2
Forest & Paper Products	0.2
Machinery	0.1
Healthcare Technology	0.1
Independent Power Producers & Energy Traders	0.1

98.4
Other assets in excess of liabilities	1.6

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$131,296	Unrealized depreciation on foreign currency forward contracts	$7,413

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$178,342	$178,342
Equity contracts	52,734	—	52,734

Total	$52,734	$178,342	$231,076

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value			Forward Currency Contracts
Foreign exchange contracts			$(88,289)

For the six months ended June 30, 2012, the Portfolio’s average value at settlement date receivable for forward foreign currency exchange purchase contracts was $4,799,847.

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SP INTERNATIONAL VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

ASSETS
Investments at value:
Unaffiliated investments (cost $111,139,182)	$112,761,623
Affiliated investments (cost $3,396,383)	3,396,383
Foreign currency, at value (cost $1,173,644)	1,186,340
Tax reclaim receivable	572,640
Dividends receivable	464,392
Receivable for investments sold	238,876
Unrealized appreciation on foreign currency forward contracts	131,296
Receivable for Series shares sold	435
Prepaid expenses	1,808

Total Assets	118,753,793

LIABILITIES
Payable for investments purchased	441,083
Accrued expenses and other liabilities	99,341
Management fee payable	83,566
Payable for Series shares repurchased	35,760
Unrealized depreciation on foreign currency forward contracts	7,413
Affiliated transfer agent fees payable	926

Total Liabilities	668,089

NET ASSETS	$118,085,704

Net assets were comprised of:
Paid-in capital	152,027,644
Retained earnings	(33,941,940)

Net assets, June 30, 2012	$118,085,704

Net asset value and redemption price per share, $118,085,704 / 20,241,804 outstanding shares of beneficial interest	$5.83

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income (net of $257,964 foreign withholding tax)	$3,176,581
Affiliated dividend income	3,226

3,179,807

EXPENSES
Management fee	558,046
Custodian’s fees and expenses	89,000
Shareholders’ reports	20,000
Audit fee	12,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	3,000
Insurance expenses	1,000
Loan interest expense (Note 8)	131
Miscellaneous	17,189

Total expenses	715,366

NET INVESTMENT INCOME	2,464,441

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	72,019
Foreign currency transactions	243,415

315,434

Net change in unrealized appreciation (depreciation) on:
Investments	1,470,552
Foreign currencies	(100,169)

1,370,383

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	1,685,817

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,150,258

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,464,441	$3,268,018
Net realized gain on investment and foreign currency transactions	315,434	12,292,776
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,370,383	(28,488,060)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,150,258	(12,927,266)

DISTRIBUTIONS	(3,268,463)	(3,540,580)

SERIES SHARE TRANSACTIONS:
Series shares sold [268,683 and 1,383,059 shares, respectively]	1,630,634	9,482,465
Series shares issued in reinvestment of distributions [585,746 and 513,872 shares, respectively]	3,268,463	3,540,580
Series shares repurchased [1,664,617 and 11,625,779 shares, respectively]	(10,468,136)	(85,250,253)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(5,569,039)	(72,227,208)

TOTAL DECREASE IN NET ASSETS	(4,687,244)	(88,695,054)
NET ASSETS:
Beginning of period	122,772,948	211,468,002

End of period	$118,085,704	$122,772,948

SEE NOTES TO FINANCIAL STATEMENTS.

A11

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS	Shares	Value (Note 2)

Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc.	39,779	$1,541,436

Automobiles — 0.3%
Harley-Davidson, Inc.	13,508	617,721

Beverages — 0.5%
Monster Beverage Corp.*	15,431	1,098,687

Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc.*	23,706	2,354,006
BioMarin Pharmaceutical, Inc.*	60,472	2,393,482
Vertex Pharmaceuticals, Inc.*	61,624	3,446,014

		8,193,502

Capital Markets — 1.5%
Eaton Vance Corp.(a)	82,486	2,222,998
TD Ameritrade Holding Corp.	62,492	1,062,364

		3,285,362

Chemicals — 5.1%
Airgas, Inc.	25,782	2,165,946
Albemarle Corp.	40,089	2,390,908
Ecolab, Inc.	59,159	4,054,166
FMC Corp.	51,996	2,780,746

		11,391,766

Commercial Banks — 0.9%
First Republic Bank/CA*	58,930	1,980,048

Commercial Services & Supplies — 0.9%
Iron Mountain, Inc.	57,106	1,882,214

Communications Equipment — 2.3%
F5 Networks, Inc.*	14,953	1,488,721
Finisar Corp.*(a)	91,709	1,371,966
Juniper Networks, Inc.*	131,057	2,137,540

		4,998,227

Computers & Peripherals — 0.7%
NetApp, Inc.*	48,746	1,551,098

Construction & Engineering — 0.7%
Chicago Bridge & Iron Co. NV	43,266	1,642,377

Electrical Equipment — 3.4%
AMETEK, Inc.	73,072	3,647,023
Roper Industries, Inc.	38,931	3,837,818

		7,484,841

Electronic Equipment & Instruments — 1.2%
Amphenol Corp. (Class A Stock)	47,929	2,632,261

Energy Equipment & Services — 1.1%
Cameron International Corp.*	56,033	2,393,169

Food & Staples Retailing — 1.2%
Fresh Market, Inc. (The)*(a)	13,282	712,314
Whole Foods Market, Inc.	19,356	1,845,014

		2,557,328

Food Products — 1.7%
J.M. Smucker Co. (The)	14,589	1,101,762
Mead Johnson Nutrition Co.	33,928	2,731,543

		3,833,305

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies — 2.1%
Hologic, Inc.*	129,614	$2,338,236
IDEXX Laboratories, Inc.*(a)	11,867	1,140,775
Neogen Corp.*(a)	26,069	1,204,388

		4,683,399

Healthcare Providers & Services — 6.3%
DaVita, Inc.*(a)	45,886	4,506,464
Henry Schein, Inc.*	50,976	4,001,106
Laboratory Corp. of America Holdings*(a)	27,190	2,518,066
Universal Health Services, Inc. (Class B Stock)	69,776	3,011,532

		14,037,168

Hotels, Restaurants & Leisure — 4.1%
Darden Restaurants, Inc.(a)	21,878	1,107,683
Panera Bread Co. (Class A Stock)*	15,321	2,136,360
Starwood Hotels & Resorts Worldwide, Inc.	34,323	1,820,492
Tim Hortons, Inc.	75,363	3,967,109

		9,031,644

Household Products — 1.5%
Church & Dwight Co., Inc.	61,252	3,397,648

Insurance — 1.0%
W.R. Berkley Corp.	55,314	2,152,821

Internet Software & Services — 3.4%
Rackspace Hosting, Inc.*(a)	59,154	2,599,227
VeriSign, Inc.*(a)	113,087	4,927,200

		7,526,427

IT Services — 3.4%
Alliance Data Systems Corp.*(a)	26,022	3,512,970
Gartner, Inc.*(a)	53,772	2,314,884
Teradata Corp.*	25,088	1,806,587

		7,634,441

Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	62,482	2,451,794
Waters Corp.*	24,553	1,951,227

		4,403,021

Machinery — 4.2%
Colfax Corp.*	75,802	2,089,861
IDEX Corp.	80,519	3,138,630
Pall Corp.	35,323	1,936,054
Xylem, Inc.	85,876	2,161,499

		9,326,044

Metals & Mining — 1.8%
Eldorado Gold Corp.	88,160	1,086,131
Reliance Steel & Aluminum Co.	45,887	2,317,294
Silver Wheaton Corp.	25,601	687,131

		4,090,556

Multiline Retail — 3.3%
Dollar Tree, Inc.*(a)	86,078	4,630,996
Nordstrom, Inc.	54,479	2,707,062

		7,338,058

SEE NOTES TO FINANCIAL STATEMENTS.

A12

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels — 5.8%
Cobalt International Energy, Inc.*	67,752	$1,592,172
Concho Resources, Inc.*	26,686	2,271,512
Denbury Resources, Inc.*	150,177	2,269,175
HollyFrontier Corp.	91,754	3,250,844
Noble Energy, Inc.	26,369	2,236,619
Southwestern Energy Co.*(a)	40,610	1,296,677

		12,916,999

Personal Products — 1.3%
Herbalife Ltd.	61,703	2,982,106

Pharmaceuticals — 2.8%
Perrigo Co.(a)	27,430	3,234,820
Valeant Pharmaceuticals International, Inc.*(a)	65,057	2,913,903

		6,148,723

Professional Services — 2.5%
IHS, Inc. (Class A Stock)*	30,979	3,337,368
Robert Half International, Inc.	76,284	2,179,434

		5,516,802

Real Estate Investment Trusts — 1.8%
Annaly Capital Management, Inc.(a)	237,308	3,982,028

Road & Rail — 1.4%
JB Hunt Transport Services, Inc.	25,461	1,517,475
Kansas City Southern	22,644	1,575,117

		3,092,592

Semiconductors & Semiconductor Equipment — 4.0%
Altera Corp.	49,009	1,658,464
Broadcom Corp. (Class A Stock)	67,200	2,271,360
Maxim Integrated Products, Inc.	43,664	1,119,545
Skyworks Solutions, Inc.*	40,857	1,118,256
Xilinx, Inc.	80,994	2,718,969

		8,886,594

Software — 4.6%
Activision Blizzard, Inc.	201,389	2,414,654
Check Point Software Technologies Ltd.*(a)	40,073	1,987,220
Intuit, Inc.	50,857	3,018,363
Red Hat, Inc.*	48,010	2,711,605

		10,131,842

Specialty Retail — 6.6%
Bed Bath & Beyond, Inc.*	43,160	2,667,288
Limited Brands, Inc.	51,740	2,200,502
O’Reilly Automotive, Inc.*	34,520	2,891,740
Ross Stores, Inc.	73,031	4,562,247
Ulta Salon Cosmetics & Fragrance, Inc.	9,305	868,901
Urban Outfitters, Inc.*	50,386	1,390,150

		14,580,828

Textiles, Apparel & Luxury Goods — 2.8%
Fossil, Inc.*	14,111	1,080,056
Lululemon Athletica, Inc.*	21,238	1,266,422
PVH Corp.	48,861	3,800,897

		6,147,375

COMMON STOCKS (continued)	Shares	Value (Note 2)

Wireless Telecommunication Services — 5.1%
Crown Castle International Corp.*	116,548	$6,836,706
NII Holdings, Inc.*(a)	173,975	1,779,764
SBA Communications Corp. (Class A Stock)*	46,566	2,656,590

		11,273,060

TOTAL LONG-TERM INVESTMENTS (cost $160,267,534)		216,363,518

SHORT-TERM INVESTMENT — 18.2%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $40,320,628; includes $35,931,436 of cash collateral received for securities on loan)(Note 4)(b)(c)	40,320,628	40,320,628

TOTAL INVESTMENTS — 115.9% (cost $200,588,162)		256,684,146
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.9)%		(35,317,411)

NET ASSETS — 100.0%		$221,366,735

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,911,116; cash collateral of $35,931,436 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally in active markets for identical securities.
Level 2—other	significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—significant	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$216,363,518	$—	$—
Affiliated Money Market Mutual Fund	40,320,628	—	—

Total	$256,684,146	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (including 16.2% of collateral received for securities on loan)	18.2%
Specialty Retail	6.6
Healthcare Providers & Services	6.3
Oil, Gas & Consumable Fuels	5.8
Chemicals	5.1
Wireless Telecommunication Services	5.1
Software	4.6
Machinery	4.2
Hotels, Restaurants & Leisure	4.1
Semiconductors & Semiconductor Equipment	4.0
Biotechnology	3.7
Electrical Equipment	3.4
Internet Software & Services	3.4

IT Services	3.4%
Multiline Retail	3.3
Pharmaceuticals	2.8
Textiles, Apparel & Luxury Goods	2.8
Professional Services	2.5
Communications Equipment	2.3
Healthcare Equipment & Supplies	2.1
Life Sciences Tools & Services	2.0
Metals & Mining	1.8
Real Estate Investment Trusts	1.8
Food Products	1.7
Capital Markets	1.5
Household Products	1.5
Road & Rail	1.4
Personal Products	1.3
Electronic Equipment & Instruments	1.2
Food & Staples Retailing	1.2
Energy Equipment & Services	1.1
Insurance	1.0
Commercial Banks	0.9
Commercial Services & Supplies	0.9
Air Freight & Logistics	0.7
Computers & Peripherals	0.7
Construction & Engineering	0.7
Beverages	0.5
Automobiles	0.3

115.9
Liabilities in excess of other assets	(15.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A14

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $35,911,116:
Unaffiliated investments (cost $160,267,534)	$216,363,518
Affiliated investments (cost $40,320,628)	40,320,628
Receivable for investments sold	1,992,417
Dividends and interest receivable	219,696
Receivable for Series shares sold	1,406
Prepaid expenses	524

Total Assets	258,898,189

LIABILITIES
Collateral for securities on loan	35,931,436
Payable for investments purchased	1,365,865
Management fee payable	106,381
Accrued expenses and other liabilities	63,575
Payable for Series shares repurchased	59,887
Deferred trustees’ fees	3,275
Affiliated transfer agent fee payable	926
Distribution fee payable	59
Administration fee payable	36
Payable to custodian	14

Total Liabilities	37,531,454

NET ASSETS	$221,366,735

Net assets were comprised of:
Paid-in capital	$168,398,050
Retained earnings	52,968,685

Net assets, June 30, 2012	$221,366,735

Class I:
Net asset value and redemption price per share, $221,067,045 / 27,605,960 outstanding shares of beneficial interest	$8.01

Class II:
Net asset value and redemption price per share, $299,690 / 38,789 outstanding shares of beneficial interest	$7.73

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $6,803)	$1,110,836
Affiliated income from securities loaned, net	42,338
Affiliated dividend income	4,412

1,157,586

EXPENSES
Management fee	673,126
Distribution fee—Class II	373
Administration fee—Class II	224
Custodian’s fees and expenses	27,000
Shareholders’ reports	18,000
Audit fee	10,000
Trustees’ fees	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Miscellaneous	6,819

Total expenses	752,542

NET INVESTMENT INCOME	405,044

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions	17,339,257
Net change in unrealized appreciation (depreciation) on investments	5,404,809

NET GAIN ON INVESTMENTS	22,744,066

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,149,110

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$405,044	$907,401
Net realized gain on investments	17,339,257	15,648,254
Net change in unrealized appreciation (depreciation) on investments	5,404,809	(11,164,890)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	23,149,110	5,390,765

DISTRIBUTIONS:
Class I	(16,531,764)	(3,329,895)
Class II	(21,691)	(3,362)

TOTAL DISTRIBUTIONS	(16,553,455)	(3,333,257)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold	4,283,751	8,188,427
Series shares issued in reinvestment of distributions	16,553,455	3,333,257
Series shares repurchased	(17,166,776)	(45,226,491)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	3,670,430	(33,704,807)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,266,085	(31,647,299)
NET ASSETS:
Beginning of period	211,100,650	242,747,949

End of period	$221,366,735	$211,100,650

SEE NOTES TO FINANCIAL STATEMENTS.

A15

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 96.1%	Shares	Value (Note 2)

Aerospace & Defense — 0.9%
AAR Corp.	18,006	$242,721
Kaman Corp.	24,960	772,262
Triumph Group, Inc.	9,848	554,147

		1,569,130

Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.*	18,053	189,376
Cooper Tire & Rubber Co.	30,330	531,988
Dana Holding Corp.(a)	16,744	214,491
Superior Industries International, Inc.	27,480	449,847

		1,385,702

Automotive Parts — 0.3%
Asbury Automotive Group, Inc.*	10,278	243,486
Tenneco, Inc.*(a)	14,488	388,568

		632,054

Banks — 1.6%
Bridge Capital Holdings*(a)	8,121	131,154
Dime Community Bancshares, Inc.	15,432	205,091
Hancock Holding Co.	21,002	639,301
Independent Bank Corp.	8,867	259,005
Lakeland Financial Corp.	8,631	231,570
Pinnacle Financial Partners, Inc.*(a)	19,623	382,845
Sierra Bancorp	4,927	48,777
Trico Bancshares	11,556	177,963
UMB Financial Corp.(a)	16,114	825,520

		2,901,226

Beverages — 0.2%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	2,855	345,455

Building Materials — 0.5%
Comfort Systems USA, Inc.	50,940	510,419
Universal Forest Products, Inc.	10,372	404,300

		914,719

Building Products — 0.3%
Gibraltar Industries, Inc.*	47,480	492,842

Capital Markets — 3.0%
Affiliated Managers Group, Inc.*	12,500	1,368,125
Cohen & Steers, Inc.(a)	17,146	591,708
Greenhill & Co., Inc.	18,820	670,933
HFF, Inc. (Class A Stock)*	53,470	745,372
Raymond James Financial, Inc.	26,240	898,458
Stifel Financial Corp.*	18,671	576,934
Waddell & Reed Financial, Inc. (Class A Stock)(a)	16,200	490,536

		5,342,066

Chemicals — 2.6%
Ferro Corp.*	47,860	229,728
Fuller (H.B.) Co.	19,625	602,487
Grace, (W.R.) & Co.*	11,083	559,137
Koppers Holdings, Inc.	16,240	552,160
Minerals Technologies, Inc.	8,574	546,850
PolyOne Corp.	85,954	1,175,851
Schulman, (A.), Inc.	19,810	393,229

COMMON STOCKS (continued)	Shares	Value (Note 2)

Chemicals (continued)
Tronox Ltd. (Class A Stock)(a)	1,863	$224,901
Westlake Chemical Corp.	6,037	315,494

		4,599,837

Commercial Banks — 8.2%
Bancorp, Inc. (The)*	189,249	1,788,403
BancorpSouth, Inc.(a)	34,059	494,537
CoBiz Financial, Inc.	20,272	126,903
Community Bank System, Inc.	20,858	565,669
Cullen/Frost Bankers, Inc.	13,670	785,888
First Midwest Bancorp, Inc.	38,408	421,720
First Republic Bank*	14,220	477,792
First Security Group, Inc.*	14,516	43,403
FirstMerit Corp.	50,070	827,156
FNB Corp.	37,766	410,516
Heritage Financial Corp.	10,249	150,148
IBERIABANK Corp.	24,821	1,252,219
PrivateBancorp, Inc.	35,560	524,866
Sandy Spring Bancorp, Inc.	9,374	168,732
Signature Bank*(a)	42,081	2,565,679
Simmons First National Corp. (Class A Stock)	5,990	139,267
Sterling Financial Corp.*	9,792	184,971
SVB Financial Group*	25,690	1,508,517
Tompkins Financial Corp.	7,569	285,200
Umpqua Holdings Corp.	28,490	374,928
Webster Financial Corp.	26,265	568,900
Wintrust Financial Corp.(a)	29,470	1,046,185

		14,711,599

Commercial Services — 1.4%
Convergys Corp.	43,217	638,315
H&E Equipment Services, Inc.*	16,933	254,503
Monro Muffler Brake, Inc.	14,435	479,820
On Assignment, Inc.*	21,841	348,582
Team Health Holdings, Inc.*	20,144	485,269
United Rentals, Inc.*(a)	7,964	271,089

		2,477,578

Commercial Services & Supplies — 0.6%
ACCO Brands Corp.*	18,020	186,327
EnergySolutions, Inc.*	69,278	117,080
TMS International Corp. (Class A Stock)*	42,430	423,027
United Stationers, Inc.	14,870	400,746

		1,127,180

Communication Equipment — 1.7%
Bel Fuse, Inc. (Class B Stock)	9,860	173,635
Black Box Corp.	15,070	432,509
Digi International, Inc.*	63,504	650,281
InterDigital, Inc.	11,290	333,168
Plantronics, Inc.	43,423	1,450,328

		3,039,921

Computer Hardware — 0.3%
Electronics for Imaging, Inc.*	33,392	542,620
MTS Systems Corp.	760	29,298

		571,918

SEE NOTES TO FINANCIAL STATEMENTS.

A16

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Computer Services & Software — 1.2%
Mentor Graphics Corp.*	36,129	$541,935
Monotype Imaging Holdings, Inc.*	22,313	374,189
NetScout Systems, Inc.*	21,525	464,725
Parametric Technology Corp.*(a)	33,558	703,375

		2,084,224

Computers & Peripherals — 0.1%
Rimage Corp.	15,340	122,720

Construction & Engineering — 1.1%
EMCOR Group, Inc.	24,753	688,628
Granite Construction, Inc.	5,320	138,905
Meritage Homes Corp.*	14,122	479,301
Michael Baker Corp.*	5,012	130,763
Tutor Perini Corp.*	39,310	498,058

		1,935,655

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*	7,090	284,805

Consumer Products & Services — 0.2%
Elizabeth Arden, Inc.*	11,701	454,116

Containers & Packaging — 0.3%
AptarGroup, Inc.(a)	12,120	618,726

Distribution/Wholesale — 0.7%
ScanSource, Inc.*	15,570	477,065
Watsco, Inc.(a)	10,335	762,723

		1,239,788

Diversified Consumer Services — 0.7%
Sotheby’s	9,370	312,583
Steiner Leisure Ltd. (Bahamas)*	21,420	994,102

		1,306,685

Diversified Financial Services — 0.6%
Boston Private Financial Holdings, Inc.	36,226	323,498
KBW, Inc.	15,424	253,725
Manning & Napier, Inc.	10,160	144,577
MarketAxess Holdings, Inc.	15,097	402,184

		1,123,984

Electric Utilities — 3.2%
Allete, Inc.	8,232	344,098
Black Hills Corp.	4,705	151,360
Cleco Corp.	33,830	1,415,109
IDACORP, Inc.	25,045	1,053,893
MGE Energy, Inc.	12,730	602,129
MYR Group, Inc.*	17,658	301,245
NorthWestern Corp.	9,956	365,385
Portland General Electric Co.	23,445	625,044
UNS Energy Corp.	21,851	839,297

		5,697,560

Electrical Equipment — 0.5%
Acuity Brands, Inc.	6,690	340,588
GrafTech International Ltd.*	24,250	234,012
Regal-Beloit Corp.	6,306	392,612

		967,212

Electronic Components & Equipment — 1.2%
AVX Corp.	62,780	671,118
Coherent, Inc.*	1,416	61,313

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electronic Components & Equipment (continued)
Littelfuse, Inc.	8,322	$473,439
Park Electrochemical Corp.	37,876	980,231

		2,186,101

Electronics — 1.0%
Belden, Inc.(a)	19,649	655,294
Checkpoint Systems, Inc.*	32,131	279,861
Newport Corp.*	40,827	490,741
PerkinElmer, Inc.	11,636	300,209

		1,726,105

Energy Equipment & Services — 2.1%
C&J Energy Services, Inc.*(a)	19,450	359,825
Cal Dive International, Inc.*	114,750	332,775
Gulf Island Fabrication, Inc.	16,330	460,669
Key Energy Services, Inc.*	82,858	629,721
Matrix Service Co.*	75,080	852,158
Natural Gas Services Group, Inc.*	27,320	404,882
TETRA Technologies, Inc.*	38,190	272,295
Tidewater, Inc.	9,950	461,282

		3,773,607

Entertainment & Leisure — 1.0%
Polaris Industries, Inc.	5,351	382,489
Six Flags Entertainment Corp.	14,400	780,192
Vail Resorts, Inc.	12,273	614,632

		1,777,313

Environmental Control — 0.3%
Darling International, Inc.*(a)	28,813	475,126

Environmental Services — 0.2%
Waste Connections, Inc.	10,793	322,927

Financial – Bank & Trust — 3.0%
Bank of the Ozarks, Inc.	27,044	813,484
Columbia Banking System, Inc.	19,766	371,996
First Financial Bankshares, Inc.(a)	16,461	568,892
Glacier Bancorp, Inc.(a)	36,399	563,820
Northwest Bancshares, Inc.	28,573	334,590
Prosperity Bancshares, Inc.	18,503	777,681
Provident Financial Services, Inc.	21,506	330,117
SCBT Financial Corp.	11,458	403,894
Southcoast Financial Corp.*	6,135	15,215
Summit State Bank	6,996	40,227
Texas Capital Bancshares, Inc.*(a)	21,681	875,696
WSFS Financial Corp.	4,787	193,443

		5,289,055

Financial Services — 1.7%
BGC Partners, Inc. (Class A Stock)	18,387	107,932
Brookline Bancorp, Inc.	34,757	307,600
First of Long Island Corp. (The)	5,354	155,105
Home BancShares, Inc.	10,785	329,805
Knight Capital Group, Inc. (Class A Stock)*(a)	39,428	470,770
MB Financial, Inc.	29,672	639,135
Ocwen Financial Corp.*	49,510	929,798
Piper Jaffray Cos.*	4,098	96,016

		3,036,161

SEE NOTES TO FINANCIAL STATEMENTS.

A17

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food & Staples Retailing — 1.0%
Pantry, Inc. (The)*	84,429	$1,241,106
Weis Markets, Inc.	12,700	565,404

		1,806,510

Foods — 0.7%
Hain Celestial Group, Inc. (The)*	11,125	612,320
TreeHouse Foods, Inc.*	9,460	589,263

		1,201,583

Gas Utilities — 0.8%
Laclede Group, Inc. (The)	6,480	257,969
New Jersey Resources Corp.	8,950	390,309
Northwest Natural Gas Co.	10,970	522,172
WGL Holdings, Inc.	5,790	230,153

		1,400,603

Healthcare Equipment & Services — 0.3%
Orthofix International NV (Curacao)*	13,153	542,561

Healthcare Products — 0.5%
PSS World Medical, Inc.*(a)	21,605	453,489
West Pharmaceutical Services, Inc.	8,250	416,542

		870,031

Healthcare Providers & Services — 3.3%
Acadia Healthcare Co., Inc.*(a)	24,649	432,343
AMERIGROUP Corp.*	8,196	540,198
Cross Country Healthcare, Inc.*	36,230	158,325
HealthSouth Corp.*(a)	58,080	1,350,941
ICON PLC, ADR (Ireland)*	37,918	854,293
LifePoint Hospitals, Inc.*	22,890	938,032
Lincare Holdings, Inc.(a)	28,238	960,657
MModal, Inc.*	18,214	236,418
Select Medical Holdings Corp.*	37,450	378,619

		5,849,826

Hotels, Restaurants & Leisure — 0.6%
DineEquity, Inc.*	2,084	93,030
P.F. Chang’s China Bistro, Inc.	19,400	998,518

		1,091,548

Household Durables — 0.6%
Ryland Group, Inc. (The)(a)	21,340	545,877
Select Comfort Corp.*(a)	5,064	105,939
Toll Brothers, Inc.*(a)	15,690	466,464

		1,118,280

Household Products — 0.6%
Central Garden & Pet Co. (Class A Stock)*	58,240	634,233
Harman International Industries, Inc.(a)	11,276	446,530

		1,080,763

Insurance — 5.9%
Allied World Assurance Co. Holdings AG (Switzerland)	31,870	2,532,709
Alterra Capital Holdings Ltd. (Bermuda)	26,446	617,514
American Equity Investment Life Holding Co.(a)	82,109	904,020
Arch Capital Group Ltd. (Bermuda)*	25,800	1,024,002
Aspen Insurance Holdings Ltd. (Bermuda)	10,326	298,421

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance (continued)
AXIS Capital Holdings Ltd. (Bermuda)	28,750	$935,813
Donegal Group, Inc. (Class A Stock)	5,793	76,931
EMC Insurance Group, Inc.	14,390	290,678
Enstar Group Ltd. (Bermuda)*	3,310	327,491
Meadowbrook Insurance Group, Inc.	184,371	1,620,621
ProAssurance Corp.	10,510	936,336
RLI Corp.	6,727	458,782
Tower Group, Inc.	28,917	603,498

		10,626,816

Internet & Catalog Retail — 0.3%
HSN, Inc.	15,486	624,860

Investment Companies — 0.2%
Solar Capital Ltd.	10,267	228,544
Solar Senior Capital Ltd.	7,269	122,846

		351,390

Leisure Equipment & Products — 0.1%
Arctic Cat, Inc.*	7,354	268,862

Machinery — 2.9%
Albany International Corp. (Class A Stock)	9,880	184,855
Altra Holdings, Inc.	59,408	937,458
Edwards Group Ltd., ADR (United Kingdom)*	50,965	405,681
Gardner Denver, Inc.	9,650	510,582
Oshkosh Corp.*	34,520	723,194
RBC Bearings, Inc.*	31,642	1,496,667
Snap-on, Inc.	13,190	821,077
Twin Disc, Inc.(a)	9,461	174,934

		5,254,448

Machinery & Equipment — 1.2%
Actuant Corp. (Class A Stock)(a)	11,798	320,434
Applied Industrial Technologies, Inc.	15,602	574,934
Graco, Inc.	10,528	485,130
Robbins & Myers, Inc.	14,928	624,289
Tennant Co.	5,529	220,883

		2,225,670

Manufacturing — 1.4%
A.O. Smith Corp.	15,435	754,617
AZZ, Inc.	6,898	422,572
Carlisle Cos., Inc.	20,419	1,082,615
Raven Industries, Inc.	3,437	239,181

		2,498,985

Marine — 0.3%
Diana Shipping, Inc. (Marshall Islands)*	38,590	300,230
Kirby Corp.*	5,930	279,185

		579,415

Metals & Mining — 1.8%
Carpenter Technology Corp.	7,260	347,318
Coeur d’Alene Mines Corp.*(a)	8,217	144,291
Commercial Metals Co.	10,184	128,726
Haynes International, Inc.	2,084	106,159
Horsehead Holding Corp.*	31,090	309,656
Kaiser Aluminum Corp.	17,863	926,018

SEE NOTES TO FINANCIAL STATEMENTS.

A18

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining (continued)
Metals USA Holdings Corp.*	28,596	$454,962
Olympic Steel, Inc.	17,363	285,101
RTI International Metals, Inc.*(a)	17,540	396,930
Schnitzer Steel Industries, Inc. (Class A Stock)	5,639	158,005

		3,257,166

Oil & Gas Exploration/Production — 0.1%
Matador Resources Co.*	16,838	180,840

Oil Field Equipment & Services — 0.9%
Dril-Quip, Inc.*	15,691	1,029,173
Forum Energy Technologies, Inc.*(a)	11,536	227,144
Thermon Group Holdings, Inc.*	15,060	311,892

		1,568,209

Oil, Gas & Consumable Fuels — 3.4%
Approach Resources, Inc.*(a)	41,195	1,052,120
Bill Barrett Corp.*(a)	26,150	560,133
Carrizo Oil & Gas, Inc.*	27,340	642,763
Magnum Hunter Resources Corp.*(a)	53,867	225,164
Newpark Resources, Inc.*	124,636	735,352
PDC Energy, Inc.*	13,347	327,269
Rex Energy Corp.*	27,550	308,836
Southwest Gas Corp.	53,356	2,328,990

		6,180,627

Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.*	77,150	839,392

Professional Services — 0.6%
CDI Corp.	380	6,232
Hudson Global, Inc.*	37,410	156,000
Korn/Ferry International*	11,810	169,473
TrueBlue, Inc.*	43,170	668,272

		999,977

Real Estate Investment Trusts — 10.9%
Acadia Realty Trust	24,850	576,023
American Campus Communities, Inc.	11,797	530,629
BioMed Realty Trust, Inc.(a)	53,260	994,897
Campus Crest Communities, Inc.(a)	50,970	529,578
CBL & Associates Properties, Inc.	30,150	589,131
Coresite Realty Corp.	28,156	726,988
Corporate Office Properties Trust	11,020	259,080
Cousins Properties, Inc.	56,683	439,293
CreXus Investment Corp.	25,387	258,186
CubeSmart	43,164	503,724
CYS Investments, Inc.	67,215	925,551
DiamondRock Hospitality Co.	40,800	416,160
DuPont Fabros Technology, Inc.(a)	21,081	602,073
EastGroup Properties, Inc.	11,210	597,493
Entertainment Properties Trust	22,152	910,669
Hersha Hospitality Trust	81,610	430,901
Hudson Pacific Properties, Inc.	37,627	655,086
LaSalle Hotel Properties	48,949	1,426,374
LTC Properties, Inc.	16,094	583,890
MFA Financial, Inc.	117,960	930,704
Mid-America Apartment Communities, Inc.	22,215	1,515,952

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
National Retail Properties, Inc.	18,774	$531,116
Omega Healthcare Investors, Inc.	14,428	324,630
Pebblebrook Hotel Trust	87,289	2,034,707
PS Business Parks, Inc.	15,301	1,036,184
Retail Opportunity Investments Corp.(a)	8,094	97,614
Senior Housing Properties Trust	8,250	184,140
Two Harbors Investment Corp.(a)	65,520	678,787
Washington Real Estate Investment Trust	5,650	160,742

		19,450,302

Real Estate Management & Development — 0.6%
CBRE Group, Inc.*(a)	37,860	619,390
Jones Lang LaSalle, Inc.	5,110	359,591
Kennedy-Wilson Holdings, Inc.	9,249	129,578

		1,108,559

Retail & Merchandising — 1.9%
Big Lots, Inc.*	8,138	331,949
Cabela’s, Inc.*	4,212	159,256
Casey’s General Stores, Inc.(a)	6,241	368,157
Express, Inc.*	22,938	416,783
Genesco, Inc.*	5,828	350,554
GNC Holdings, Inc. (Class A Stock)	16,165	633,668
Susser Holdings Corp.*(a)	7,488	278,329
Vitamin Shoppe, Inc.*	4,683	257,237
World Fuel Services Corp.	14,216	540,635

		3,336,568

Road & Rail — 1.0%
Genesee & Wyoming, Inc. (Class A Stock)*	19,360	1,022,982
Old Dominion Freight Line, Inc.*	16,785	726,623

		1,749,605

Semiconductors & Semiconductor Equipment — 3.7%
Cabot Microelectronics Corp.	16,990	496,278
Exar Corp.*	86,330	704,453
Fairchild Semiconductor International, Inc.*(a)	48,948	690,167
Intersil Corp. (Class A Stock)	61,474	654,698
Micrel, Inc.	25,020	238,441
MKS Instruments, Inc.	23,437	678,032
ON Semiconductor Corp.*	128,070	909,297
Semtech Corp.*	34,035	827,731
Teradyne, Inc.*(a)	87,690	1,232,921
Veeco Instruments, Inc.*(a)	7,150	245,674

		6,677,692

Software — 0.6%
Interactive Intelligence Group, Inc.*	3,968	111,937
SS&C Technologies Holdings, Inc.*(a)	30,451	761,275
Verint Systems, Inc.*	5,339	157,554

		1,030,766

Specialty Retail — 2.6%
Aaron’s, Inc.	9,212	260,792
ANN, Inc.*	29,690	756,798
Cato Corp. (The) (Class A Stock)	15,220	463,601

SEE NOTES TO FINANCIAL STATEMENTS.

A19

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Specialty Retail (continued)
Children’s Place Retail Stores, Inc. (The)*(a)	15,726	$783,626
Francesca’s Holdings Corp.*(a)	9,863	266,400
Guess?, Inc.(a)	27,240	827,279
Jos. A. Bank Clothiers, Inc.*(a)	9,618	408,380
MarineMax, Inc.*	52,780	501,938
Mattress Firm Holding Corp.*(a)	14,548	440,950

		4,709,764

Telecommunications — 1.2%
ADTRAN, Inc.	15,698	473,923
Anixter International, Inc.	12,211	647,794
Premiere Global Services, Inc.*	62,868	527,462
SYNNEX Corp.*(a)	13,572	468,098

		2,117,277

Textiles, Apparel & Luxury Goods — 1.1%
Deckers Outdoor Corp.*(a)	5,589	245,972
Fossil, Inc.*(a)	698	53,425
G & K Services, Inc. (Class A Stock)	17,244	537,840
Hanesbrands, Inc.*(a)	10,790	299,207
Steven Madden Ltd.*	14,182	450,279
Warnaco Group, Inc. (The)*(a)	10,554	449,389

		2,036,112

Thrifts & Mortgage Finance — 0.9%
BankUnited, Inc.	19,770	466,177
Flushing Financial Corp.	24,136	328,974
People’s United Financial, Inc.	41,440	481,118
Westfield Financial, Inc.	38,930	284,189

		1,560,458

Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc.*	11,114	280,295

Transportation — 0.6%
Forward Air Corp.	18,816	607,192
Heartland Express, Inc.	36,096	516,534

		1,123,726

Utilities — 1.1%
El Paso Electric Co.	57,325	1,900,897

TOTAL COMMON STOCKS (cost $139,046,397)		172,033,480

EXCHANGE TRADED FUNDS — 1.6%
iShares Nasdaq Biotechnology Index Fund	7,500	974,663
iShares Russell 2000 Value Index Fund	26,560	1,869,558

TOTAL EXCHANGE TRADED FUNDS (cost $2,348,676)		2,844,221

UNAFFILIATED MUTUAL FUNDS — 0.3%
Golub Capital BDC, Inc.	11,030	166,443
PennantPark Investment Corp.	25,642	265,394

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $525,037)		431,837

WARRANT*	Units	Value (Note 2)

Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 10/14/13 (cost $0)	4,411	$—

TOTAL LONG-TERM INVESTMENTS (cost $141,920,110)		175,309,538

	Shares
SHORT-TERM INVESTMENT — 16.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $28,969,572; includes $27,077,526 of cash collateral for securities on loan)(b)(w)(Note 4)	28,969,572	28,969,572

TOTAL INVESTMENTS — 114.2% (cost $170,889,682)		204,279,110
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.2)%		(25,329,198)

NET ASSETS — 100.0%		$178,949,912

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,207,705; cash collateral of $27,077,526 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$172,033,480	$—	$—
Exchange Traded Funds	2,844,221	—	—
Unaffiliated Mutual Funds	431,837	—	—
Affiliated Money Market Mutual Fund	28,969,572	—	—

Total	$204,279,110	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (15.1% represents investments purchased with collateral from securities on loan)	16.2%
Real Estate Investment Trusts	10.9
Commercial Banks	8.2
Insurance	5.9
Semiconductors & Semiconductor Equipment	3.7
Oil, Gas & Consumable Fuels	3.4
Healthcare Providers & Services	3.3
Electric Utilities	3.2
Capital Markets	3.0
Financial – Bank & Trust	3.0
Machinery	2.9
Specialty Retail	2.6
Chemicals	2.6
Energy Equipment & Services	2.1
Retail & Merchandising	1.9
Metals & Mining	1.8
Communication Equipment	1.7
Financial Services	1.7
Banks	1.6
Exchange Traded Funds	1.6
Manufacturing	1.4
Commercial Services	1.4
Machinery & Equipment	1.2
Electronic Components & Equipment	1.2
Telecommunications	1.2
Computer Services & Software	1.2
Textiles, Apparel & Luxury Goods	1.1
Construction & Engineering	1.1
Utilities	1.1
Food & Staples Retailing	1.0
Entertainment & Leisure	1.0
Road & Rail	1.0
Electronics	1.0
Aerospace & Defense	0.9
Oil Field Equipment & Services	0.9
Thrifts & Mortgage Finance	0.9

Gas Utilities	0.8%
Auto Components	0.8
Diversified Consumer Services	0.7
Distribution/Wholesale	0.7
Foods	0.7
Commercial Services & Supplies	0.6
Diversified Financial Services	0.6
Transportation	0.6
Household Durables	0.6
Real Estate Management & Development	0.6
Hotels, Restaurants & Leisure	0.6
Household Products	0.6
Software	0.6
Professional Services	0.6
Electrical Equipment	0.5
Building Materials	0.5
Healthcare Products	0.5
Paper & Forest Products	0.5
Automotive Parts	0.3
Internet & Catalog Retail	0.3
Containers & Packaging	0.3
Marine	0.3
Computer Hardware	0.3
Healthcare Equipment & Services	0.3
Building Products	0.3
Environmental Control	0.3
Unaffiliated Mutual Funds	0.3
Consumer Products & Services	0.2
Investment Companies	0.2
Beverages	0.2
Environmental Services	0.2
Consumer Finance	0.2
Trading Companies & Distributors	0.2
Leisure Equipment & Products	0.1
Oil & Gas Exploration/Production	0.1
Computers & Peripherals	0.1

114.2
Liabilities in excess of other assets	(14.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A21

SP SMALL CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

ASSETS
Investments at value, including securities on loan of $27,207,705:
Unaffiliated investments (cost $141,920,110)	$175,309,538
Affiliated investments (cost $28,969,572)	28,969,572
Receivable for investments sold	2,388,667
Dividends receivable	288,940
Prepaid expenses	2,716

Total Assets	206,959,433

LIABILITIES
Collateral for securities on loan	27,077,526
Payable for investments purchased	588,295
Payable for Series shares repurchased	149,404
Management fee payable	127,341
Accrued expenses and other liabilities	64,826
Deferred trustees’ fees	1,203
Affiliated transfer agent fees payable	926

Total Liabilities	28,009,521

NET ASSETS	$178,949,912

Net assets were comprised of:
Paid-in capital	$156,222,032
Retained earnings	22,727,880

Net assets, June 30, 2012	$178,949,912

Net asset value and redemption price per share, $178,949,912 / 14,194,624 outstanding shares of beneficial interest	$12.61

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income (net of $91 foreign withholding tax)	$1,519,468
Affiliated income from securities lending, net	41,720
Affiliated dividend income	2,213

1,563,401

EXPENSES
Management fee	825,942
Custodian’s fees and expenses	44,000
Shareholders’ reports	21,000
Audit fee	11,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	1,000
Miscellaneous	5,111

Total expenses	926,053

NET INVESTMENT INCOME	637,348

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions	9,153,756
Net change in unrealized appreciation (depreciation) on investments	2,379,266

NET GAIN ON INVESTMENTS	11,533,022

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,170,370

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$637,348	$822,204
Net realized gain on investment transactions	9,153,756	19,724,100
Net change in unrealized appreciation (depreciation) on investments	2,379,266	(23,357,774)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,170,370	(2,811,470)

DISTRIBUTIONS	(822,771)	(1,316,520)

SERIES SHARE TRANSACTIONS:
Series shares sold [159,266 and 631,174 shares, respectively]	2,032,784	7,810,364
Series shares issued in reinvestment of distributions [67,220 and 107,471 shares, respectively]	822,771	1,316,520
Series shares repurchased [1,006,239 and 4,714,520 shares, respectively]	(12,786,748)	(60,179,414)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(9,931,193)	(51,052,530)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,416,406	(55,180,520)
NET ASSETS:
Beginning of period	177,533,506	232,714,026

End of period	$178,949,912	$177,533,506

SEE NOTES TO FINANCIAL STATEMENTS.

A22

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Series Fund is composed of eighteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to four Portfolios which are listed below along with each Portfolio’s investment objective.

SP International Growth Portfolio:    Long-term growth of capital.

SP International Value Portfolio:    Long-term capital appreciation.

SP Prudential U.S. Emerging Growth Portfolio:    Long-term capital appreciation.

SP Small Cap Value Portfolio:    Long-term growth of capital.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuations:    Each Portfolio holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolios’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following each Portfolio’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

B1

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolio’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provide by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Each Portfolio may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may be delayed or limited.

B2

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Warrants and Rights:    Certain Portfolios of the Series Fund hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

B3

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Jennison Associates LLC (“Jennison”), Goldman Sachs Asset Management, L.P. (“GSAM”), LSV Asset Management (“LSV”), Marsico Capital Management LLC (“Marsico”), William Blair & Company LLC (“William Blair”), Thornburg Investment Management (“Thornburg”), and ClearBridge Advisors LLC (“ClearBridge”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rate specified below.

Portfolio	Management Fee	Effective Management Fee
SP International Growth Portfolio	0.85%	0.85%
SP International Value Portfolio	0.90	0.90
SP Prudential U.S. Emerging Growth Portfolio	0.60	0.60
SP Small Cap Value Portfolio	0.90	0.90

B4

At June 30, 2012 the Subadvisors that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
SP International Growth Portfolio	William Blair, Marsico, Jennison
SP International Value Portfolio	LSV, Thornburg
SP Prudential U.S. Emerging Growth Portfolio	Jennison
SP Small Cap Value Portfolio	GSAM, ClearBridge

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series Fund’s security lending agent. For the six months ended June 30, 2012, PIM was compensated as follows for these services by the Series Fund Portfolios:

PIM
SP International Growth Portfolio	$2,027
SP Prudential U.S. Emerging Growth Portfolio	12,646
SP Small Cap Value Portfolio	12,450

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2012, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
SP International Growth Portfolio	$62,321,694	$65,894,282
SP International Value Portfolio	9,429,260	14,943,905
SP Prudential U.S. Emerging Growth Portfolio	56,080,393	72,841,260
SP Small Cap Value Portfolio	34,536,893	46,268,440

Note 6:	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions paid by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

B5

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax would be required in the Portfolio’s financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statues of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2012, the SP International Growth and SP Prudential U.S. Emerging Growth Portfolios have Class II shares outstanding.

Transactions in shares of beneficial interest of the SP International Growth and SP Prudential U.S. Emerging Growth Portfolios were as follows:

SP International Growth Portfolio:

Class I	Shares	Amount
Six Months ended June 30, 2012:
Series shares sold	325,269	$1,560,312
Series shares issued in reinvestment of distributions	112,515	507,441
Series shares repurchased	(1,415,980)	(6,794,520)

Net increase (decrease) in shares outstanding	(978,196)	$(4,726,727)

Year ended December 31, 2011:
Series shares sold	1,440,458	$7,230,093
Series shares issued in reinvestment of distributions	235,819	1,181,454
Series shares repurchased	(15,563,232)	(83,117,046)

Net increase (decrease) in shares outstanding	(13,886,955)	$(74,705,499)

Class II
Six Months ended June 30, 2012:
Series shares sold	141,963	$666,919
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(155,916)	(721,356)

Net increase (decrease) in shares outstanding	(13,953)	$(54,437)

Year ended December 31, 2011:
Series shares sold	38,157	$180,953
Series shares issued in reinvestment of distributions	7,961	39,406
Series shares repurchased	(359,810)	(1,754,273)

Net increase (decrease) in shares outstanding	(313,692)	$(1,533,914)

B6

SP Prudential U.S. Emerging Growth Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2012:
Series shares sold	495,118	$4,275,161
Series shares issued in reinvestment of distributions	2,092,628	16,531,764
Series shares repurchased	(2,010,958)	(17,129,593)

Net increase (decrease) in shares outstanding	576,788	$3,677,332

Year ended December 31, 2011:
Series shares sold	1,028,266	$8,188,427
Series shares issued in reinvestment of distributions	417,280	3,329,895
Series shares repurchased	(5,737,435)	(45,214,307)

Net increase (decrease) in shares outstanding	(4,291,889)	$(33,695,985)

Class II
Six months ended June 30, 2012:
Series shares sold	1,061	$8,590
Series shares issued in reinvestment of distributions	2,847	21,691
Series shares repurchased	(4,470)	(37,183)

Net increase (decrease) in shares outstanding	(562)	$(6,902)

Year ended December 31, 2011:
Series shares issued in reinvestment of distributions	436	$3,362
Series shares repurchased	(1,605)	(12,184)

Net increase (decrease) in shares outstanding	(1,169)	$(8,822)

Note 8:	Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolio utilized the line of credit during the six months ended June 30, 2012. The average balance is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rate	Amount Outstanding at June 30, 2012
SP International Value Portfolio	$3,167,000	1	1.49%	$—

Note 9:	Ownership and Affiliates

As of June 30, 2012, all of Class I shares of record of each Portfolio were owned by The Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

B7

Financial Highlights

(Unaudited)

	SP International Growth Portfolio
	Class I
	Six Months Ended June 30, 2012(c)		Year Ended December 31,
			2011(c)	2010(c)	2009(c)	2008	2007(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.36		$5.19	$4.63	$3.45	$8.52	$8.30

Income (Loss) From Investment Operations:
Net investment income	.07		.02	.04	.05	.10	.10
Net realized and unrealized gain (loss) on investments	.24		(.79)	.59	1.22	(3.74)	1.50

Total from investment operations	.31		(.77)	.63	1.27	(3.64)	1.60

Less Distributions:	(.03)		(.06)	(.07)	(.09)	(1.43)	(1.38)

Net Asset Value, end of period	$4.64		$4.36	$5.19	$4.63	$3.45	$8.52

Total Return(a)	7.16%		(14.91)%	14.01%	37.15%	(50.30)%	19.55%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$75.9		$75.5	$162.1	$162.5	$207.5	$500.0
Ratios to average net assets(b):
Expenses	1.33	%(e)	1.21%	1.10%	.99%	.99%	.94%
Net investment income	2.76	%(e)	.47%	.77%	1.18%	1.36%	1.14%
Portfolio turnover rate	73	%(f)	118%	141%	89%	101%	81%

	SP International Growth Portfolio
	Class II
	Six Months Ended June 30, 2012(c)		Year Ended December 31,
			2011(c)	2010(c)	2009(c)	2008	2007(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.30		$5.10	$4.54	$3.37	$8.36	$8.17

Income (Loss) From Investment Operations:
Net investment income (loss)	.06		— (d)	.02	.03	.07	.07
Net realized and unrealized gain (loss) on investments	.24		(.78)	.59	1.19	(3.65)	1.47

Total from investment operations	.30		(.78)	.61	1.22	(3.58)	1.54

Less Distributions:	—		(.02)	(.05)	(.05)	(1.41)	(1.35)

Net Asset Value, end of period	$4.60		$4.30	$5.10	$4.54	$3.37	$8.36

Total Return(a)	6.98%		(15.32)%	13.81%	36.44%	(50.49)%	19.12%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.6		$7.2	$10.1	$11.1	$9.4	$31.5
Ratios to average net assets(b):
Expenses	1.73	%(e)	1.61%	1.50%	1.39%	1.39%	1.34%
Net investment income (loss)	2.35	%(e)	(.09)%	.39%	.70%	1.10%	.70%
Portfolio turnover rate	73	%(f)	118%	141%	89%	101%	81%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the period.

(d)	Less than $.005.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	SP International Value Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008(c)	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.83		$6.87	$6.35	$4.95	$10.63	$11.40

Income (Loss) From Investment Operations:
Net investment income	.13		.20	.12	.14	.18	.24
Net realized and unrealized gain (loss) on investments	.04		(1.07)	.54	1.43	(4.27)	1.79

Total from investment operations	.17		(.87)	.66	1.57	(4.09)	2.03

Less Distributions:	(.17)		(.17)	(.14)	(.17)	(1.59)	(2.80)

Net Asset Value, end of period	$5.83		$5.83	$6.87	$6.35	$4.95	$10.63

Total Return(a)	2.97%		(13.10)%	10.81%	32.35%	(44.06)%	18.08%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$118.1		$122.8	$211.5	$203.3	$238.5	$493.6
Ratios to average net assets(b):
Expenses	1.15	%(e)	1.10%	1.05%	1.03%	1.02%	.99%
Net investment income	3.97	%(e)	2.02%	1.76%	1.82%	2.32%	1.80%
Portfolio turnover rate	8	%(d)	19%	25%	67%	34%	46%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	SP Prudential U.S. Emerging Growth Portfolio
	Class I
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.80		$7.74	$6.45	$4.58	$8.41	$7.99

Income (Loss) From Investment Operations:
Net investment income	.02		.04	.03	.04	.04	.02
Net realized and unrealized gain (loss) on investments	.84		.13	1.28	1.87	(2.64)	1.31

Total from investment operations	.86		.17	1.31	1.91	(2.60)	1.33

Less Distributions:	(.65)		(.11)	(.02)	(.04)	(1.23)	(.91)

Net Asset Value, end of period	$8.01		$7.80	$7.74	$6.45	$4.58	$8.41

Total Return(a)	11.06%		2.22%	20.43%	41.89%	(36.23)%	16.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$221.1		$210.8	$242.4	$142.3	$112.3	$205.8
Ratios to average net assets(b):
Expenses	.67	%(c)	.64%	.70%	.71%	.68%	.65%
Net investment income	.36	%(c)	.39%	.69%	.66%	.55%	.24%
Portfolio turnover rate	25	%(d)	40%	73%	50%	59%	54%

	SP Prudential U.S. Emerging Growth Portfolio
	Class II
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.53		$7.48	$6.25	$4.44	$8.17	$7.79

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(e)	— (e)	.01	.01	.01	(.01)
Net realized and unrealized gain (loss) on investments	.81		.13	1.24	1.81	(2.53)	1.27

Total from investment operations	.81		.13	1.25	1.82	(2.52)	1.26

Less Distributions:	(.61)		(.08)	(.02)	(.01)	(1.21)	(.88)

Net Asset Value, end of period	$7.73		$7.53	$7.48	$6.25	$4.44	$8.17

Total Return(a)	10.85%		1.77%	19.96%	41.14%	(36.24)%	16.34%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$.3		$.3	$.3	$.3	$.2	$.4
Ratios to average net assets(b):
Expenses	1.07	%(c)	1.04%	1.10%	1.11%	1.08%	1.05%
Net investment income (loss)	(.04	)%(c)	(.01)%	.24%	.25%	.15%	(.16)%
Portfolio turnover rate	25	%(d)	40%	73%	50%	59%	54%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

(e)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	SP Small Cap Value Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.86		$12.28	$9.79	$7.60	$12.22	$13.68

Income (Loss) From Investment Operations:
Net investment income	.05		.07	.07	.07	.12	.13
Net realized and unrealized gain (loss) on investments	.76		(.41)	2.49	2.24	(3.47)	(.64)

Total from investment operations	.81		(.34)	2.56	2.31	(3.35)	(.51)

Less Distributions:	(.06)		(.08)	(.07)	(.12)	(1.27)	(.95)

Net Asset Value, end of period	$12.61		$11.86	$12.28	$9.79	$7.60	$12.22

Total Return(a)	6.83%		(2.77)%	26.27%	30.80%	(30.50)%	(3.63)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$178.9		$177.5	$232.7	$208.0	$202.2	$309.4
Ratios to average net assets(b):
Expenses	1.01	%(d)	.99%	1.00%	1.00%	.98%	.96%
Net investment income	.69	%(d)	.41%	.62%	.70%	1.17%	.81%
Portfolio turnover rate	19	%(c)	36%	39%	52%	56%	45%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of ten individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2012 (the “Meeting”) and approved the renewal of the agreements through July 31, 2013, after concluding that renewal of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.1

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with their consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided by PI and each subadviser, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance

[1]

The Board did not consider or renew the subadvisory agreement for Jennison Associates LLC with respect to the SP International Growth Portfolio, because it had initially approved this subadvisory agreement in December 2011 for an initial period of two years. The Board noted that it would consider the renewal of this subadvisory agreement as part of its annual review of the Trust’s advisory agreements in 2013.

with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios generally does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios do not have breakpoints is acceptable at this time.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods ended December 31, 2011.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2011. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the three- and five-year periods, though it underperformed its benchmark index over the one- and ten-year periods.

•

The Board also noted, however, that in December 2011 Jennison Associates LLC had been approved as a subadviser to the Portfolio to address performance, and that Jennison had assumed subadvisory responsibilities in May 2012.

•

The Board further noted that the Portfolio’s performance has shown recent improvement, with the Portfolio ranking in the second quartile and outperforming its benchmark index for the fourth quarter of 2011.

•

The Board concluded that, in light of the Portfolio’s recent addition of a subadviser and the improved recent performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

SP International Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, although it underperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

SP Prudential U.S. Emerging Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods, though it underperformed its benchmark index over the three-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

SP Small Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.

RESULTS OF PROXY VOTING (Unaudited)

At a special meeting of shareholders held on April 10, 2012, shareholders of the SP International Growth Portfolio of The Prudential Series Fund approved a proposal to enter into a new subadvisory agreement between Prudential Investments LLC and Jennison Associates LLC.

	No. of Shares	% of Outstanding Shares
Affirmative	17,506,510.270	92.119%
Against	684,461.559	3.602%
Abstain	785,838.406	4.135%

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies, and each is solely responsible for its financial condition and contractual obligations.

Life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRESORTED STD U.S. POSTAGE PAID HARRISONBURG, VA PERMIT No. 250 ZIP CODE 22801

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229046-00001-00    PSF-SAR-B-ILI

THE PRUDENTIAL SERIES FUND

SEMIANNUAL REPORT • JUNE 30, 2012

Make Life Easier with e-Delivery

You can stop receiving printed semiannual reports and start reviewing them online by using e-Delivery.

To receive your semiannual reports online, go to www.prudential.com/edelivery, or scan the code below.

Jennison 20/20 Focus Portfolio

This report is one of several that provides financial information about certain investment choices available under variable life insurance contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of the semiannual report. Please refer to your variable life insurance contract prospectus to determine which prospectus supplements are applicable to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses of the portfolios, and the contract and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable life insurance contracts should call (800)778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced above, for variable life insurance contract owners.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling (800)778-2255.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy that you have chosen. Please refer to your variable life insurance prospectus to determine which portfolios are available to you.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2012

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2012

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Robert F. O’Donnell

President,

The Prudential Series Fund	July 31, 2012

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2012

Jennison 20/20 Focus
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.4%
Precision Castparts Corp.	1.4%
Mastercard, Inc. (Class A Stock)	1.3%
Mosaic Co. (The)	1.3%
Comcast Corp. (Class A Stock)	1.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors/Industries are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2012

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Jennison 20/20 Focus (Class I)	Actual	$1,000.00	$1,021.80	0.79%	$3.97
	Hypothetical	$1,000.00	$1,020.93	0.79%	$3.97
Jennison 20/20 Focus (Class II)	Actual	$1,000.00	$1,019.50	1.19%	$5.98
	Hypothetical	$1,000.00	$1,018.95	1.19%	$5.97

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2012, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 42.8%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.2%
Precision Castparts Corp.	36,386	$5,985,133
TransDigm Group, Inc.*	27,962	3,755,297

		9,740,430

Biotechnology — 0.9%
Alexion Pharmaceuticals, Inc.*	41,653	4,136,143

Capital Markets — 0.7%
Goldman Sachs Group, Inc. (The)	31,109	2,982,109

Chemicals — 1.3%
Mosaic Co. (The)	104,718	5,734,358

Computers & Peripherals — 3.6%
Apple, Inc.*	17,967	10,492,728
EMC Corp.*(a)	198,970	5,099,601

		15,592,329

Electronic Equipment & Instruments — 1.1%
Flextronics International Ltd.*	779,883	4,835,275

Energy Equipment & Services — 1.8%
Ensco PLC (United Kingdom) (Class A Stock)	67,399	3,165,731
National Oilwell Varco, Inc.	69,826	4,499,587

		7,665,318

Food Products — 3.4%
Bunge Ltd.	84,660	5,311,568
Kraft Foods, Inc. (Class A Stock)	126,941	4,902,461
Tyson Foods, Inc. (Class A Stock)	238,620	4,493,215

		14,707,244

Healthcare Providers & Services — 1.3%
UnitedHealth Group, Inc.	93,788	5,486,598

Hotels, Restaurants & Leisure — 2.2%
International Game Technology(a)	302,945	4,771,384
Starbucks Corp.	91,378	4,872,275

		9,643,659

Insurance — 1.0%
MetLife, Inc.	136,036	4,196,711

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*	23,798	5,434,273

Internet Software & Services — 2.1%
Baidu, Inc. (China), ADR*	37,831	4,349,808
LinkedIn Corp. (Class A Stock)*(a)	45,746	4,861,428

		9,211,236

IT Services — 1.3%
Mastercard, Inc. (Class A Stock)	13,513	5,812,076

Media — 2.5%
Comcast Corp. (Class A Stock)	176,018	5,627,296
Liberty Global, Inc., Ser. C*	110,391	5,271,170

		10,898,466

Metals & Mining — 2.0%
Freeport-McMoRan Copper & Gold, Inc.	139,932	4,767,483
Kinross Gold Corp.	481,301	3,922,603

		8,690,086

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.	70,226	$4,648,961
Southwestern Energy Co.*	39,672	1,266,727
Suncor Energy, Inc.	171,130	4,954,214

		10,869,902

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	78,983	4,274,560

Pharmaceuticals — 4.0%
Allergan, Inc.	48,675	4,505,845
Mylan, Inc.*	181,464	3,877,885
Novo Nordisk A/S (Denmark), ADR	37,482	5,447,634
Shire PLC (Ireland), ADR	38,975	3,367,050

		17,198,414

Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Corp. (Class A Stock)	87,944	2,972,507

Software — 1.2%
Salesforce.com, Inc.*(a)	36,920	5,104,559

Specialty Retail — 1.0%
Staples, Inc.	340,192	4,439,506

Textiles, Apparel & Luxury Goods — 2.2%
Lululemon Athletica, Inc.*(a)	81,348	4,850,781
Ralph Lauren Corp.	32,458	4,546,068

		9,396,849

Wireless Telecommunication Services — 1.6%
MetroPCS Communications, Inc.*	579,336	3,504,983
NII Holdings, Inc.*(a)	316,299	3,235,738

		6,740,721

TOTAL LONG-TERM INVESTMENTS (cost $149,816,516)		185,763,329

SHORT-TERM INVESTMENT — 7.3%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $31,535,417; includes $22,762,293 of cash collateral received for securities on loan)(Note 4)(b)(c)	31,535,417	31,535,417

TOTAL INVESTMENTS — 50.1% (cost $181,351,933)		217,298,746
OTHER ASSETS IN EXCESS OF LIABILITIES — 49.9%		216,528,174

NET ASSETS — 100.0%		$433,826,920

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,852,302; cash collateral of $22,762,293 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on

SEE NOTES TO FINANCIAL STATEMENTS.

A1

JENNISON 20/20 FOCUS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$185,763,329	$—	$—
Affiliated Money Market Mutual Fund	31,535,417	—	—

Total	$217,298,746	$—	$—

The industry classification of portfolio holdings and other access in excess of liabilities shown as a percentage of net assets as of June 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (including 5.2% of collateral received for securities on loan)	7.3%
Pharmaceuticals	4.0
Computers & Peripherals	3.6
Food Products	3.4
Media	2.5
Oil, Gas & Consumable Fuels	2.5
Aerospace & Defense	2.2
Hotels, Restaurants & Leisure	2.2
Textiles, Apparel & Luxury Goods	2.2
Internet Software & Services	2.1
Metals & Mining	2.0
Energy Equipment & Services	1.8
Wireless Telecommunication Services	1.6
Chemicals	1.3
Healthcare Providers & Services	1.3
IT Services	1.3
Internet & Catalog Retail	1.2
Software	1.2
Electronic Equipment & Instruments	1.1
Insurance	1.0
Personal Products	1.0
Specialty Retail	1.0
Biotechnology	0.9
Capital Markets	0.7
Semiconductors & Semiconductor Equipment	0.7

50.1
Other assets in excess of liabilities	49.9

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A2

JENNISON 20/20 FOCUS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $22,852,302:
Unaffiliated investments (cost $149,816,516)	$185,763,329
Affiliated investments (cost $31,535,417)	31,535,417
Receivable for investments sold	239,375,209
Dividends and interest receivable	323,945
Receivable for Series shares sold	228,765
Foreign tax reclaim receivable	40,376
Prepaid expenses	515

Total Assets	457,267,556

LIABILITIES
Collateral for securities on loan	22,762,293
Management fee payable	265,261
Payable for Series shares repurchased	153,990
Payable to custodian	78,497
Distribution fee payable	76,620
Accrued expenses and other liabilities	57,077
Administration fee payable	45,972
Affiliated transfer agent fee payable	926

Total Liabilities	23,440,636

NET ASSETS	$433,826,920

Net assets were comprised of:
Paid-in capital	$369,216,990
Retained earnings	64,609,930

Net assets, June 30, 2012	$433,826,920

Class I:
Net asset value and redemption price per share, $57,954,868 / 3,954,432 outstanding shares of beneficial interest	$14.66

Class II:
Net asset value and redemption price per share, $375,872,052 / 26,197,087 outstanding shares of beneficial interest	$14.35

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2012

INVESTMENT LOSS
Unaffiliated dividend income (net of foreign withholding taxes of $61,338)	$2,019,389
Affiliated income from securities loaned, net	21,506
Affiliated dividend income	7,861

2,048,756

EXPENSES
Management fee	1,747,351
Distribution fee—Class II	504,777
Administration fee—Class II	302,866
Shareholders’ reports	30,000
Custodian’s fees and expenses	28,000
Audit fee	10,000
Trustees’ fees	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 8)	815
Miscellaneous	5,270

Total expenses	2,651,079

NET INVESTMENT LOSS	(602,323)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	29,942,886
Foreign currency transactions	(218)

29,942,668

Net change in unrealized appreciation (depreciation) on Investments	(19,279,260)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	10,663,408

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,061,085

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(602,323)	$(551,756)
Net realized gain on investments and foreign currency transactions	29,942,668	49,185,693
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(19,279,260)	(62,861,223)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,061,085	(14,227,286)

DISTRIBUTIONS:
Class I	(2,125,804)	(53,655)
Class II	(14,068,043)	—

TOTAL DISTRIBUTIONS	(16,193,847)	(53,655)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	30,488,386	121,911,715
Series shares issued in reinvestment of distributions	16,193,847	53,655
Series shares repurchased	(48,458,167)	(208,992,204)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(1,775,934)	(87,026,834)

TOTAL DECREASE IN NET ASSETS	(7,908,696)	(101,307,775)
NET ASSETS:
Beginning of period	441,735,616	543,043,391

End of period	$433,826,920	$441,735,616

SEE NOTES TO FINANCIAL STATEMENTS.

A3

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Series Fund is composed of eighteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to Jennison 20/20 Focus Portfolio.

The Portfolio’s investment objective is long-term growth of capital.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolio to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolio in preparation of its financial statements.

Securities Valuation:    The Series Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Series Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Series Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolios’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following each Portfolio’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Series Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

B1

Investments in open-end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

The Portfolio values short-term debt securities of sufficient credit quality, which mature in sixty days or less at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) foreign currencies.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions on sales of securities are calculated on the identified

B2

cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretions of discount on debt securities, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are charged directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Jennison 20/20 Focus Portfolio makes distributions, if any, at least annually. Distributions are recorded on the ex-date.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), under which Jennison provides investment advisory services for the Portfolio. PI pays for the services of the Subadviser, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolio bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the Portfolio’s average daily net assets.

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of .25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of .15% of the average daily net assets of the Class II shares.

PIMS, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

B3

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s security lending agent. For the six months ended June 30, 2012, PIM was compensated $6,424 for these services by the Jennison 20/20 Focus Portfolio.

The Portfolio invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2012 were $151,590,894 and $405,427,949, respectively.

Note 6:	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Transactions in shares of beneficial interest of the Jennison 20/20 Focus Portfolio were as follows:

Class I	Shares	Amount
Six months ended June 30, 2012:
Series shares sold	122,899	$1,950,308
Series shares issued in reinvestment of distributions	144,416	2,125,804
Series shares repurchased	(256,907)	(4,139,133)

Net increase (decrease) in shares outstanding	10,408	$(63,021)

Year ended December 31, 2011:
Series shares sold	369,922	$5,796,412
Series shares issued in reinvestment of distributions	3,407	53,655
Series shares repurchased	(730,650)	(11,394,573)

Net increase (decrease) in shares outstanding	(357,321)	$(5,544,506)

B4

Class II	Shares	Amount
Six months ended June 30, 2012:
Series shares sold	1,816,014	$28,538,078
Series shares issued in reinvestment of distributions	975,592	14,068,043
Series shares repurchased	(2,786,869)	(44,319,034)

Net increase (decrease) in shares outstanding	4,737	$(1,712,913)

Year ended December 31, 2011:
Series shares sold	7,525,972	$116,115,303
Series shares repurchased	(12,435,137)	(197,597,631)

Net increase (decrease) in shares outstanding	(4,909,165)	$(81,482,328)

Note 8:	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Portfolio utilized the SCA during the six months ended June 30, 2012. The average daily balance for the 10 days that the Portfolio had loans outstanding during the period was $1,966,000, borrowed at a weighted average interest rate of 1.49%. At June 30, 2012, the Portfolio did not have an outstanding loan amount.

Note 9:	Ownership and Affiliates

As of June 30, 2012, all of Class I shares of record of the Portfolio were owned by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

B5

Financial Highlights

(Unaudited)

	Jennison 20/20 Focus Portfolio
	Class I
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011(c)	2010(c)	2009	2008		2007(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.89		$15.55	$14.42	$9.18	$15.99		$16.01

Income (Loss) From Investment Operations:
Net investment income	.01		.04	.05	.03	.06		.07
Net realized and unrealized gain (loss) on investments	.32		(.69)	1.08	5.26	(5.94)		1.63

Total from investment operations	.33		(.65)	1.13	5.29	(5.88)		1.70

Less Distributions	(.56)		(.01)	—	(.05)	(.93)		(1.72)

Net Asset Value, end of period	$14.66		$14.89	$15.55	$14.42	$9.18		$15.99

Total Return(a)	2.18%		(4.17)%	7.84%	57.83%	(39.15)%		10.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$58.0		$58.7	$66.8	$70.5	$46.7		$86.6
Ratios to average net assets(b):
Expenses	.79	%(d)	.80%	.80%	.81%	.82%		.82%
Net investment income	.09	%(d)	.24%	.36%	.27%	.41%		.41%
Portfolio turnover rate	36	%(e)	83%	112%	106%	125%		115%

	Jennison 20/20 Focus Portfolio
	Class II
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011(c)	2010(c)	2009	2008		2007(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.62		$15.31	$14.25	$9.06	$15.78		$15.81

Income (Loss) From Investment Operations:
Net investment loss	(.02)		(.03)	(.01)	(.01)	—	(f)	—	(f)
Net realized and unrealized gain (loss) on investments	.31		(.66)	1.07	5.20	(5.87)		1.60

Total from investment operations	.29		(.69)	1.06	5.19	(5.87)		1.60

Less Distributions	(.56)		—	—	— (f)	(.85)		(1.63)

Net Asset Value, end of period	$14.35		$14.62	$15.31	$14.25	$9.06		$15.78

Total Return(a)	1.95%		(4.51)%	7.44%	57.29%	(39.40)%		10.12%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$375.9		$383.0	$476.2	$284.9	$156.3		$293.3
Ratios to average net assets(b):
Expenses	1.19	%(d)	1.20%	1.20%	1.21%	1.22%		1.22%
Net investment loss	(.31	)%(d)	(.16)%	(.05)%	(.13)%	—	%(g)	—	%(g)
Portfolio turnover rate	36	%(e)	83%	112%	106%	125%		115%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding.

(d)	Annualized.

(e)	Not annualized.

(f)	Less than $0.005 per share.

(g)	Less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

The Prudential Series Fund

Approval of Advisory Agreements: Jennison 20/20 Focus Portfolio

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of ten individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and the Jennison 20/20 Focus Portfolio’s subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2012 (the “Meeting”) and approved the renewal of the agreements through July 31, 2013, after concluding that renewal of the agreements was in the best interests of the Trust, the Jennison 20/20 Focus Portfolio and its shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with their consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided by PI and the Portfolio’s subadviser, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and Jennison Associates LLC (“Jennison”), which serves as the Portfolio’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, the Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PI’s and the subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to PI and the subadviser. The Board noted that Jennison, which serves as subadviser to the Jennison 20/20 Focus Portfolio of the Trust, is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PI and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of Jennison, which is an affiliate of PI, as its profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Portfolio does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on the Portfolio or how great it may be. In light of the Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolio did not have breakpoints is acceptable at this time.

Other Benefits to PI and the Subadviser

The Board considered potential ancillary benefits that might be received by PI, the subadviser, and its affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadviser, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Jennison 20/20 Focus Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2011.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2011. The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Jennison 20/20 Focus Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark and peer group over various periods, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its shareholders.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies, and each is solely responsible for its financial condition and contractual obligations.

Life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	Presorted Standard U.S. Postage PAID Prudential

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229048-00001-00    PSF-SAR-20/20 Focus-ILI

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –
Not	applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a)    (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Series Fund

By:	/s/Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert F. O’Donnell
Robert F. O’Donnell
President and Principal Executive Officer

Date:	August 20, 2012

By:	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	August 20, 2012